UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Global Bond Index Portfolio Global Bond Index Portfolio

Moderate Allocation Portfolio Moderate Allocation Portfolio

Conservative Allocation Portfolio Conservative Allocation Portfolio

Mid-Cap Index Portfolio Mid-Cap Index Portfolio

Total International Stock Market Index Portfolio Total International Stock Market Index Portfolio

Total Stock Market Index Portfolio Total Stock Market Index Portfolio

Real Estate Index Portfolio Real Estate Index Portfolio

Equity Index Portfolio Equity Index Portfolio

Vanguard Variable Insurance Funds - Global Bond Index Portfolio
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Global Bond Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	$6	0.13%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$469
Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0%
Other Assets and Liabilities—Net	0.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1558

Vanguard Variable Insurance Funds - Moderate Allocation Portfolio
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Moderate Allocation Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	$7	0.13%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$663
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Variable Insurance Funds—Equity Index Portfolio	31.6%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	27.9%
Vanguard Total International Stock Index Fund Admiral Shares	24.1%
Vanguard Total International Bond Index Fund Admiral Shares	12.0%
Vanguard Extended Market Index Fund Admiral Shares	4.5%
Other Assets and Liabilities—Net	(0.1%)

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR712

Vanguard Variable Insurance Funds - Conservative Allocation Portfolio
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Conservative Allocation Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	$7	0.13%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$462
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	41.9%
Vanguard Variable Insurance Funds—Equity Index Portfolio	21.0%
Vanguard Total International Bond Index Fund Admiral Shares	18.0%
Vanguard Total International Stock Index Fund Admiral Shares	16.0%
Vanguard Extended Market Index Fund Admiral Shares	3.1%
Other Assets and Liabilities—Net	0.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR710

Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Mid Cap Index Portfolio	$9	0.17%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$2,603
Number of Portfolio Holdings	320
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	3.4%
Consumer Discretionary	12.3%
Consumer Staples	5.4%
Energy	5.1%
Financials	12.6%
Health Care	9.3%
Industrials	20.7%
Real Estate	7.5%
Technology	14.4%
Telecommunications	0.8%
Utilities	8.1%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR288

Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Total International Stock Market Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,550
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Developed Markets Index Fund Admiral Shares	28.0%
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0%
Vanguard Emerging Markets Stock Index Fund Admiral Shares	18.5%
Vanguard European Stock Index Fund Admiral Shares	12.3%
Vanguard Pacific Stock Index Fund Admiral Shares	8.1%
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.2%
Vanguard FTSE Canada All Cap Index ETF	1.9%
Other Assets and Liabilities—Net	0.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1557

Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Total Stock Market Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	$7	0.13%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$5,008
Number of Portfolio Holdings	3
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Variable Insurance Funds—Equity Index Portfolio	87.4%
Vanguard Extended Market Index Fund Admiral Shares	12.5%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR287

Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Real Estate Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	$13	0.26%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,054
Number of Portfolio Holdings	156
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Data Center REITs	8.0%
Health Care REITs	10.7%
Industrial REITs	11.5%
Multi-Family Residential REITs	9.1%
Office REITs	3.1%
Other Specialized REITs	6.6%
Real Estate Services	6.4%
Retail REITs	13.2%
Self-Storage REITs	6.9%
Single-Family Residential REITs	4.6%
Telecom Tower REITs	11.6%
Other Assets and Liabilities—Net	8.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR349

Vanguard Variable Insurance Funds - Equity Index Portfolio
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Equity Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Index Portfolio	$7	0.14%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$10,543
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.7%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.3%
Materials	2.2%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR107

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Conservative Allocation Portfolio

Contents
Financial Statements	1

Conservative Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,461,382	97,284
Vanguard Extended Market Index Fund Admiral Shares	110,902	14,201
		111,485
International Stock Fund (16.0%)
Vanguard Total International Stock Index Fund Admiral Shares	2,278,264	73,724
U.S. Bond Fund (41.9%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,872,386	193,631
International Bond Fund (18.0%)
Vanguard Total International Bond Index Fund Admiral Shares	4,276,359	83,004
Total Investment Companies (Cost $480,638)		461,844
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.380% (Cost $163)	1,632	163
Total Investments (100.0%) (Cost $480,801)		462,007
Other Assets and Liabilities—Net (0.0%)		(96)
Net Assets (100%)		461,911
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Conservative Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $480,801)	462,007
Receivables for Accrued Income	203
Receivables for Capital Shares Issued	128
Total Assets	462,338
Liabilities
Payables for Investment Securities Purchased	366
Payables for Capital Shares Redeemed	61
Total Liabilities	427
Net Assets	461,911
At June 30, 2024, net assets consisted of:

Paid-in Capital	463,355
Total Distributable Earnings (Loss)	(1,444)
Net Assets	461,911

Net Assets
Applicable to 19,229,827 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	461,911
Net Asset Value Per Share	$24.02
See accompanying Notes, which are an integral part of the Financial Statements.
2

Conservative Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	8,582
Net Investment Income—Note B	8,582
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3,664
Affiliated Funds Sold	6,586
Realized Net Gain (Loss)	10,250
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(2,768)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,064
See accompanying Notes, which are an integral part of the Financial Statements.
3

Conservative Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,582	12,102
Realized Net Gain (Loss)	10,250	10,747
Change in Unrealized Appreciation (Depreciation)	(2,768)	30,193
Net Increase (Decrease) in Net Assets Resulting from Operations	16,064	53,042
Distributions
Total Distributions	(23,745)	(20,019)
Capital Share Transactions
Issued	19,868	59,604
Issued in Lieu of Cash Distributions	23,745	20,019
Redeemed	(40,854)	(77,509)
Net Increase (Decrease) from Capital Share Transactions	2,759	2,114
Total Increase (Decrease)	(4,922)	35,137
Net Assets
Beginning of Period	466,833	431,696
End of Period	461,911	466,833
See accompanying Notes, which are an integral part of the Financial Statements.
4

Conservative Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.44	$22.75	$28.60	$28.40	$26.53	$24.02
Investment Operations
Net Investment Income[1]	.450	.626	.456	.613	.499	.660
Capital Gain Distributions Received[1]	.192	.155	.295	.345	.123	.117
Net Realized and Unrealized Gain (Loss) on Investments	.219	1.969	(4.840)	.664	2.266	2.921
Total from Investment Operations	.861	2.750	(4.089)	1.622	2.888	3.698
Distributions
Dividends from Net Investment Income	(.693)	(.462)	(.639)	(.440)	(.631)	(.585)
Distributions from Realized Capital Gains	(.588)	(.598)	(1.122)	(.982)	(.387)	(.603)
Total Distributions	(1.281)	(1.060)	(1.761)	(1.422)	(1.018)	(1.188)
Net Asset Value, End of Period	$24.02	$24.44	$22.75	$28.60	$28.40	$26.53
Total Return	3.57%	12.51%	-14.90%	5.99%	11.73%	15.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$462	$467	$432	$549	$521	$425
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.71%	1.89%	2.17%	1.90%	2.61%
Portfolio Turnover Rate	5%	13%	10%	12%	27%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Conservative Allocation Portfolio
Notes to Financial Statements
The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Conservative Allocation Portfolio
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	481,105
Gross Unrealized Appreciation	31,290
Gross Unrealized Depreciation	(50,388)
Net Unrealized Appreciation (Depreciation)	(19,098)
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	827	2,588
Issued in Lieu of Cash Distributions	997	893
Redeemed	(1,697)	(3,355)
Net Increase (Decrease) in Shares Outstanding	127	126
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard Extended Market Index Fund	15,883	166	2,259	910	(499)	87	—	14,201
Vanguard Market Liquidity Fund	152	NA1	NA1	—	—	2	—	163
Vanguard Total International Bond Index Fund	83,724	2,919	2,323	4	(1,320)	897	—	83,004
Vanguard Total International Stock Index Fund	75,509	2,347	7,001	929	1,940	844	—	73,724
Vanguard Variable Insurance Funds—Equity Index Portfolio	95,955	6,815	14,184	4,685	4,013	1,282	3,664	97,284
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	196,089	12,017	7,631	58	(6,902)	5,470	—	193,631
Total	467,312	24,264	33,398	6,586	(2,768)	8,582	3,664	462,007
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 71% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692CA 082024
7

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (9.3%)
	Meta Platforms Inc. Class A	501,877	253,056
	Alphabet Inc. Class A	1,345,195	245,027
	Alphabet Inc. Class C	1,119,200	205,284
*	Netflix Inc.	98,683	66,599
	Walt Disney Co.	417,505	41,454
	Verizon Communications Inc.	963,986	39,755
	Comcast Corp. Class A	896,410	35,103
	AT&T Inc.	1,642,055	31,380
	T-Mobile US Inc.	118,087	20,805
	Electronic Arts Inc.	55,726	7,764
*	Charter Communications Inc. Class A	22,431	6,706
*	Take-Two Interactive Software Inc.	36,404	5,660
	Omnicom Group Inc.	44,854	4,023
*	Warner Bros Discovery Inc.	511,128	3,803
*	Live Nation Entertainment Inc.	32,539	3,050
	Interpublic Group of Cos. Inc.	86,451	2,515
	News Corp. Class A	86,353	2,381
	Fox Corp. Class A	54,524	1,874
*	Match Group Inc.	60,857	1,849
	Paramount Global Class B	113,225	1,176
	Fox Corp. Class B	28,513	913
	News Corp. Class B	26,859	763
			980,940
Consumer Discretionary (9.9%)
*	Amazon.com Inc.	2,097,293	405,302
*	Tesla Inc.	635,428	125,739
	Home Depot Inc.	226,968	78,131
	McDonald's Corp.	165,055	42,063
	Booking Holdings Inc.	7,770	30,781
	Lowe's Cos. Inc.	131,050	28,891
	TJX Cos. Inc.	259,379	28,558
	NIKE Inc. Class B	277,461	20,912
	Starbucks Corp.	259,304	20,187
*	Chipotle Mexican Grill Inc. Class A	314,550	19,707
*	Airbnb Inc. Class A	101,113	15,332
*	O'Reilly Automotive Inc.	13,489	14,245
	Marriott International Inc. Class A	54,953	13,286
	Hilton Worldwide Holdings Inc.	57,277	12,498
	General Motors Co.	261,301	12,140
*	AutoZone Inc.	3,961	11,741
	Ford Motor Co.	898,077	11,262
	Ross Stores Inc.	76,802	11,161
	DR Horton Inc.	67,892	9,568
*	Royal Caribbean Cruises Ltd.	54,227	8,645
	Yum! Brands Inc.	64,518	8,546
	Lennar Corp. Class A	56,097	8,407
*	Lululemon Athletica Inc.	26,231	7,835
	Tractor Supply Co.	24,664	6,659
	eBay Inc.	115,891	6,226
	Garmin Ltd.	35,196	5,734
*	Deckers Outdoor Corp.	5,884	5,695
*	NVR Inc.	718	5,449
	PulteGroup Inc.	48,197	5,306
	Genuine Parts Co.	31,918	4,415
*	Aptiv plc	62,313	4,388
*	Carnival Corp.	230,775	4,320
*	Ulta Beauty Inc.	10,980	4,237
	Darden Restaurants Inc.	27,367	4,141
	Domino's Pizza Inc.	7,980	4,120
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Best Buy Co. Inc.	44,178	3,724
	Las Vegas Sands Corp.	83,612	3,700
*	Expedia Group Inc.	29,078	3,664
	Pool Corp.	8,782	2,699
*	CarMax Inc.	36,057	2,644
*	MGM Resorts International	57,497	2,555
	LKQ Corp.	60,988	2,536
	Tapestry Inc.	52,411	2,243
	Bath & Body Works Inc.	51,078	1,995
*	Caesars Entertainment Inc.	49,417	1,964
	Wynn Resorts Ltd.	21,614	1,934
*	Norwegian Cruise Line Holdings Ltd.	98,512	1,851
	Hasbro Inc.	29,865	1,747
	BorgWarner Inc.	52,073	1,679
*	Etsy Inc.	26,785	1,580
	Ralph Lauren Corp. Class A	8,959	1,568
*	Mohawk Industries Inc.	12,068	1,371
			1,045,081
Consumer Staples (5.7%)
	Procter & Gamble Co.	540,494	89,138
	Costco Wholesale Corp.	101,569	86,333
	Walmart Inc.	978,274	66,239
	Coca-Cola Co.	887,895	56,515
	PepsiCo Inc.	314,900	51,936
	Philip Morris International Inc.	356,019	36,075
	Mondelez International Inc. Class A	307,180	20,102
	Colgate-Palmolive Co.	187,904	18,234
	Altria Group Inc.	393,385	17,919
	Target Corp.	105,950	15,685
	Kimberly-Clark Corp.	77,125	10,659
	Constellation Brands Inc. Class A	36,909	9,496
	General Mills Inc.	129,278	8,178
	Sysco Corp.	114,003	8,139
*	Monster Beverage Corp.	162,380	8,111
	Keurig Dr Pepper Inc.	238,728	7,974
	Kenvue Inc.	438,272	7,968
	Kroger Co.	153,299	7,654
	Archer-Daniels-Midland Co.	113,225	6,844
	Dollar General Corp.	50,310	6,653
	Hershey Co.	33,805	6,214
	Kraft Heinz Co.	180,729	5,823
	Church & Dwight Co. Inc.	55,990	5,805
	Estee Lauder Cos. Inc. Class A	53,399	5,682
*	Dollar Tree Inc.	47,427	5,064
	McCormick & Co. Inc. (Non-Voting)	57,537	4,082
	Clorox Co.	28,492	3,888
	Tyson Foods Inc. Class A	65,615	3,749
	Kellanova	60,402	3,484
	Bunge Global SA	32,426	3,462
	Conagra Brands Inc.	109,332	3,107
	Lamb Weston Holdings Inc.	33,145	2,787
	J M Smucker Co.	24,379	2,658
	Molson Coors Beverage Co. Class B	41,634	2,116
	Hormel Foods Corp.	66,483	2,027
	Campbell Soup Co.	44,841	2,026
	Walgreens Boots Alliance Inc.	164,375	1,988
	Brown-Forman Corp. Class B	40,964	1,769
			605,583
Energy (3.6%)
	Exxon Mobil Corp.	1,027,340	118,267
	Chevron Corp.	392,519	61,398
	ConocoPhillips	267,831	30,634
	EOG Resources Inc.	131,608	16,565
	Schlumberger NV	327,380	15,446
	Marathon Petroleum Corp.	80,688	13,998
	Phillips 66	97,090	13,706
	Williams Cos. Inc.	279,111	11,862
	Valero Energy Corp.	74,886	11,739
	ONEOK Inc.	133,671	10,901
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	152,286	9,599
	Hess Corp.	63,295	9,337
	Kinder Morgan Inc.	442,177	8,786
	Diamondback Energy Inc.	40,842	8,176
	Baker Hughes Co. Class A	228,523	8,037
	Devon Energy Corp.	144,734	6,860
	Halliburton Co.	202,741	6,849
	Targa Resources Corp.	50,782	6,540
	Coterra Energy Inc.	170,419	4,545
	EQT Corp.	101,130	3,740
	Marathon Oil Corp.	129,179	3,704
	APA Corp.	82,768	2,437
			383,126
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	414,603	168,660
	JPMorgan Chase & Co.	657,656	133,017
	Visa Inc. Class A	360,503	94,621
	Mastercard Inc. Class A	188,020	82,947
	Bank of America Corp.	1,558,136	61,967
	Wells Fargo & Co.	798,409	47,417
	Goldman Sachs Group Inc.	73,854	33,406
	S&P Global Inc.	73,310	32,696
	American Express Co.	130,138	30,133
	Progressive Corp.	134,169	27,868
	Morgan Stanley	286,593	27,854
	Citigroup Inc.	436,825	27,721
	Charles Schwab Corp.	341,906	25,195
	BlackRock Inc.	31,991	25,187
	Marsh & McLennan Cos. Inc.	112,843	23,778
	Chubb Ltd.	92,994	23,721
	Blackstone Inc.	163,665	20,262
*	Fiserv Inc.	133,995	19,971
	Intercontinental Exchange Inc.	131,365	17,983
	CME Group Inc.	82,451	16,210
	KKR & Co. Inc.	152,425	16,041
	Moody's Corp.	35,965	15,139
	Aon plc Class A	49,796	14,619
	US Bancorp	357,334	14,186
	PNC Financial Services Group Inc.	91,147	14,171
*	PayPal Holdings Inc.	239,558	13,902
	Arthur J Gallagher & Co.	50,039	12,976
	Capital One Financial Corp.	87,503	12,115
	Truist Financial Corp.	306,404	11,904
	American International Group Inc.	151,990	11,284
	Travelers Cos. Inc.	52,442	10,664
	Aflac Inc.	118,414	10,576
	Bank of New York Mellon Corp.	171,271	10,257
	Ameriprise Financial Inc.	22,750	9,719
	Allstate Corp.	60,439	9,650
	Prudential Financial Inc.	82,205	9,634
	MetLife Inc.	136,788	9,601
	Fidelity National Information Services Inc.	127,387	9,600
	MSCI Inc. Class A	18,154	8,746
*	Arch Capital Group Ltd.	85,644	8,641
	Discover Financial Services	57,409	7,510
	Hartford Financial Services Group Inc.	67,733	6,810
	Willis Towers Watson plc	23,413	6,137
	T. Rowe Price Group Inc.	51,123	5,895
	M&T Bank Corp.	38,222	5,785
	Fifth Third Bancorp	156,684	5,717
	Global Payments Inc.	58,454	5,652
	Raymond James Financial Inc.	42,728	5,282
	Nasdaq Inc.	87,085	5,248
	State Street Corp.	68,894	5,098
	Brown & Brown Inc.	54,244	4,850
	Huntington Bancshares Inc.	332,217	4,379
	Synchrony Financial	91,964	4,340
*	Corpay Inc.	16,092	4,287
	Cincinnati Financial Corp.	35,890	4,239
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Regions Financial Corp.	209,696	4,202
	Cboe Global Markets Inc.	24,023	4,085
	Northern Trust Corp.	46,763	3,927
	Principal Financial Group Inc.	49,376	3,873
	Everest Group Ltd.	9,943	3,788
	Citizens Financial Group Inc.	104,180	3,754
	W R Berkley Corp.	46,150	3,626
	FactSet Research Systems Inc.	8,729	3,564
	Loews Corp.	41,606	3,110
	KeyCorp	215,904	3,068
	Jack Henry & Associates Inc.	16,727	2,777
	Assurant Inc.	11,912	1,980
	MarketAxess Holdings Inc.	8,699	1,744
	Globe Life Inc.	19,231	1,582
	Invesco Ltd.	103,388	1,547
	Franklin Resources Inc.	68,847	1,539
			1,303,434
Health Care (11.7%)
	Eli Lilly & Co.	182,833	165,533
	UnitedHealth Group Inc.	210,784	107,344
	Johnson & Johnson	551,172	80,559
	Merck & Co. Inc.	580,058	71,811
	AbbVie Inc.	404,377	69,359
	Thermo Fisher Scientific Inc.	87,414	48,340
	Abbott Laboratories	398,409	41,399
	Amgen Inc.	122,853	38,385
	Danaher Corp.	150,961	37,718
	Pfizer Inc.	1,297,746	36,311
*	Intuitive Surgical Inc.	81,234	36,137
	Elevance Health Inc.	53,229	28,843
*	Vertex Pharmaceuticals Inc.	59,098	27,700
	Stryker Corp.	77,649	26,420
*	Boston Scientific Corp.	336,704	25,930
*	Regeneron Pharmaceuticals Inc.	24,291	25,531
	Medtronic plc	304,102	23,936
	Cigna Group	65,059	21,507
	Gilead Sciences Inc.	285,369	19,579
	Bristol-Myers Squibb Co.	464,248	19,280
	Zoetis Inc. Class A	104,501	18,116
	McKesson Corp.	29,770	17,387
	CVS Health Corp.	287,506	16,980
	Becton Dickinson & Co.	66,158	15,462
	HCA Healthcare Inc.	44,389	14,261
*	Edwards Lifesciences Corp.	138,006	12,748
*	Dexcom Inc.	91,077	10,326
	Humana Inc.	27,597	10,312
*	IDEXX Laboratories Inc.	18,914	9,215
*	Moderna Inc.	76,357	9,067
*	IQVIA Holdings Inc.	41,703	8,818
	Agilent Technologies Inc.	67,121	8,701
	Cencora Inc.	37,921	8,544
*	Centene Corp.	122,104	8,095
*	Biogen Inc.	33,342	7,729
	GE HealthCare Technologies Inc.	97,242	7,577
*	Mettler-Toledo International Inc.	4,890	6,834
	ResMed Inc.	33,624	6,436
	West Pharmaceutical Services Inc.	16,680	5,494
	Cardinal Health Inc.	55,736	5,480
	Zimmer Biomet Holdings Inc.	47,120	5,114
	STERIS plc	22,655	4,974
*	Molina Healthcare Inc.	13,421	3,990
	Cooper Cos. Inc.	45,589	3,980
*	Hologic Inc.	53,458	3,969
*	Waters Corp.	13,612	3,949
	Labcorp Holdings Inc.	19,309	3,930
	Baxter International Inc.	116,566	3,899
*	Align Technology Inc.	16,034	3,871
	Quest Diagnostics Inc.	25,446	3,483
*	Insulet Corp.	16,010	3,231
4

Equity Index Portfolio
		Shares	Market Value• ($000)
	Revvity Inc.	28,227	2,960
	Viatris Inc.	272,715	2,899
	Bio-Techne Corp.	36,144	2,590
	Universal Health Services Inc. Class B	13,671	2,528
*	Charles River Laboratories International Inc.	11,840	2,446
*	Catalent Inc.	41,321	2,323
	Teleflex Inc.	10,784	2,268
*	Incyte Corp.	36,412	2,207
*	Henry Schein Inc.	29,334	1,880
*	Solventum Corp.	31,666	1,675
*	DaVita Inc.	11,854	1,643
*	Bio-Rad Laboratories Inc. Class A	4,668	1,275
			1,230,288
Industrials (8.1%)
	General Electric Co.	250,678	39,850
	Caterpillar Inc.	112,001	37,308
*	Uber Technologies Inc.	478,525	34,779
	Honeywell International Inc.	149,129	31,845
	Union Pacific Corp.	139,764	31,623
	RTX Corp.	304,471	30,566
	Eaton Corp. plc	91,567	28,711
*	Boeing Co.	132,152	24,053
	United Parcel Service Inc. Class B	167,054	22,861
	Lockheed Martin Corp.	48,902	22,842
	Automatic Data Processing Inc.	93,729	22,372
	Deere & Co.	59,287	22,151
	Waste Management Inc.	83,576	17,830
	Trane Technologies plc	51,846	17,054
	TransDigm Group Inc.	12,815	16,373
	FedEx Corp.	51,854	15,548
	General Dynamics Corp.	52,072	15,108
	CSX Corp.	447,630	14,973
	Parker-Hannifin Corp.	29,452	14,897
	Illinois Tool Works Inc.	62,187	14,736
	Emerson Electric Co.	130,939	14,424
	Northrop Grumman Corp.	31,857	13,888
	Cintas Corp.	19,738	13,822
	3M Co.	126,786	12,956
	PACCAR Inc.	120,037	12,357
	Carrier Global Corp.	191,923	12,107
	Norfolk Southern Corp.	51,733	11,107
*	Copart Inc.	200,527	10,861
*	GE Vernova Inc.	62,772	10,766
	Johnson Controls International plc	154,300	10,256
	United Rentals Inc.	15,251	9,863
	L3Harris Technologies Inc.	43,405	9,748
	Republic Services Inc. Class A	46,894	9,113
	WW Grainger Inc.	10,016	9,037
	Otis Worldwide Corp.	92,602	8,914
	AMETEK Inc.	53,024	8,840
	Verisk Analytics Inc. Class A	32,675	8,808
	Paychex Inc.	73,346	8,696
	Cummins Inc.	31,325	8,675
	Quanta Services Inc.	33,527	8,519
	Ingersoll Rand Inc.	92,392	8,393
	Fastenal Co.	131,039	8,234
	Xylem Inc.	55,522	7,530
	Old Dominion Freight Line Inc.	40,797	7,205
	Rockwell Automation Inc.	26,113	7,188
	Delta Air Lines Inc.	147,728	7,008
	Howmet Aerospace Inc.	88,801	6,894
	Equifax Inc.	28,266	6,853
	Westinghouse Air Brake Technologies Corp.	40,395	6,384
	Fortive Corp.	80,613	5,973
	Dover Corp.	31,475	5,680
	Broadridge Financial Solutions Inc.	27,101	5,339
	Veralto Corp.	50,403	4,812
*	Axon Enterprise Inc.	16,245	4,780
	Leidos Holdings Inc.	30,966	4,517
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Hubbell Inc. Class B	12,286	4,490
	Expeditors International of Washington Inc.	32,359	4,038
	Jacobs Solutions Inc.	28,718	4,012
	Southwest Airlines Co.	137,298	3,928
*	Builders FirstSource Inc.	27,959	3,870
	Textron Inc.	43,667	3,749
*	United Airlines Holdings Inc.	75,361	3,667
	IDEX Corp.	17,337	3,488
	Masco Corp.	50,369	3,358
	Snap-on Inc.	12,072	3,156
	Rollins Inc.	64,454	3,145
	JB Hunt Transport Services Inc.	18,714	2,994
	Pentair plc	38,110	2,922
	Nordson Corp.	12,421	2,881
	Stanley Black & Decker Inc.	35,127	2,806
	Allegion plc	19,971	2,360
	CH Robinson Worldwide Inc.	26,693	2,352
	A O Smith Corp.	27,687	2,264
	Huntington Ingalls Industries Inc.	9,072	2,235
*	Generac Holdings Inc.	13,885	1,836
*	Dayforce Inc.	36,223	1,797
*	American Airlines Group Inc.	150,041	1,700
	Paycom Software Inc.	11,017	1,576
			853,651
Information Technology (32.3%)
	Microsoft Corp.	1,702,119	760,762
	NVIDIA Corp.	5,633,418	695,952
	Apple Inc.	3,301,047	695,267
	Broadcom Inc.	99,763	160,172
*	Advanced Micro Devices Inc.	370,200	60,050
	Salesforce Inc.	222,434	57,188
*	Adobe Inc.	102,600	56,998
	Oracle Corp.	365,022	51,541
	QUALCOMM Inc.	256,044	50,999
	Applied Materials Inc.	190,292	44,907
	Cisco Systems Inc.	927,296	44,056
	Accenture plc Class A	143,989	43,688
	Intuit Inc.	64,116	42,138
	Texas Instruments Inc.	208,521	40,564
*	ServiceNow Inc.	46,951	36,935
	International Business Machines Corp.	210,377	36,385
	Micron Technology Inc.	253,608	33,357
	Lam Research Corp.	29,943	31,885
	Intel Corp.	974,926	30,193
	Analog Devices Inc.	113,560	25,921
	KLA Corp.	30,836	25,425
*	Palo Alto Networks Inc.	73,995	25,085
*	Synopsys Inc.	34,932	20,787
*	Arista Networks Inc.	58,128	20,373
*	Crowdstrike Holdings Inc. Class A	52,828	20,243
*	Cadence Design Systems Inc.	62,311	19,176
	Amphenol Corp. Class A	275,082	18,532
	NXP Semiconductors NV	58,560	15,758
	Motorola Solutions Inc.	38,196	14,746
	Roper Technologies Inc.	24,517	13,819
*	Autodesk Inc.	48,992	12,123
	Microchip Technology Inc.	123,749	11,323
	TE Connectivity Ltd.	70,125	10,549
*	Super Micro Computer Inc.	11,532	9,449
	Monolithic Power Systems Inc.	11,147	9,159
*	Fortinet Inc.	145,214	8,752
*	Fair Isaac Corp.	5,660	8,426
*	Gartner Inc.	17,780	7,984
	Cognizant Technology Solutions Corp. Class A	113,736	7,734
	HP Inc.	197,661	6,922
	CDW Corp.	30,777	6,889
	Corning Inc.	176,672	6,864
*	ON Semiconductor Corp.	98,535	6,755
*	ANSYS Inc.	19,994	6,428
6

Equity Index Portfolio
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	297,902	6,307
	NetApp Inc.	47,208	6,080
*	Western Digital Corp.	74,783	5,666
*	First Solar Inc.	24,483	5,520
*	Keysight Technologies Inc.	39,985	5,468
	Teradyne Inc.	35,756	5,302
*	PTC Inc.	27,394	4,977
*	Tyler Technologies Inc.	9,724	4,889
	Seagate Technology Holdings plc	44,730	4,619
*	GoDaddy Inc. Class A	32,284	4,510
*	Teledyne Technologies Inc.	10,880	4,221
	Skyworks Solutions Inc.	36,728	3,914
*	Zebra Technologies Corp. Class A	11,783	3,640
*	VeriSign Inc.	19,851	3,529
	Gen Digital Inc.	126,212	3,153
*	Akamai Technologies Inc.	34,890	3,143
*	Trimble Inc.	55,922	3,127
*	Enphase Energy Inc.	31,109	3,102
	Jabil Inc.	27,618	3,005
	Juniper Networks Inc.	74,417	2,713
*	Qorvo Inc.	22,137	2,569
*	EPAM Systems Inc.	13,283	2,499
*	F5 Inc.	13,472	2,320
			3,406,532
Materials (2.2%)
	Linde plc	110,096	48,311
	Freeport-McMoRan Inc.	328,959	15,987
	Sherwin-Williams Co.	53,427	15,944
	Ecolab Inc.	58,227	13,858
	Air Products and Chemicals Inc.	50,916	13,139
	Newmont Corp.	264,305	11,067
	Nucor Corp.	54,902	8,679
	Corteva Inc.	159,624	8,610
	Dow Inc.	160,868	8,534
	DuPont de Nemours Inc.	95,760	7,708
	Martin Marietta Materials Inc.	14,102	7,641
	Vulcan Materials Co.	30,300	7,535
	PPG Industries Inc.	53,933	6,790
	LyondellBasell Industries NV Class A	58,925	5,637
	International Flavors & Fragrances Inc.	58,484	5,568
	Steel Dynamics Inc.	33,818	4,379
	Ball Corp.	71,110	4,268
	Avery Dennison Corp.	18,421	4,028
	Packaging Corp. of America	20,388	3,722
	International Paper Co.	79,569	3,433
	Amcor plc	330,705	3,234
	CF Industries Holdings Inc.	41,867	3,103
	Celanese Corp. Class A	22,945	3,095
	Westrock Co.	59,149	2,973
	Eastman Chemical Co.	26,910	2,636
	Albemarle Corp.	26,860	2,566
	Mosaic Co.	73,619	2,128
	FMC Corp.	28,748	1,654
			226,227
Real Estate (2.1%)
	Prologis Inc.	212,032	23,813
	American Tower Corp.	106,949	20,789
	Equinix Inc.	21,735	16,445
	Welltower Inc.	136,929	14,275
	Simon Property Group Inc.	74,583	11,322
	Digital Realty Trust Inc.	74,316	11,300
	Realty Income Corp.	199,423	10,533
	Public Storage	36,250	10,427
	Crown Castle Inc.	99,545	9,725
	Extra Space Storage Inc.	48,444	7,529
*	CoStar Group Inc.	93,392	6,924
	VICI Properties Inc. Class A	238,924	6,843
	AvalonBay Communities Inc.	32,494	6,723
*	CBRE Group Inc. Class A	69,106	6,158
7

Equity Index Portfolio
	Shares	Market Value• ($000)
Iron Mountain Inc.	67,139	6,017
Equity Residential	79,008	5,478
SBA Communications Corp. Class A	24,563	4,822
Ventas Inc.	92,696	4,752
Weyerhaeuser Co.	167,238	4,748
Invitation Homes Inc.	131,706	4,727
Alexandria Real Estate Equities Inc.	36,092	4,222
Essex Property Trust Inc.	14,740	4,012
Mid-America Apartment Communities Inc.	26,798	3,822
Healthpeak Properties Inc.	161,604	3,167
Kimco Realty Corp.	153,323	2,984
Host Hotels & Resorts Inc.	161,421	2,902
UDR Inc.	69,318	2,852
Camden Property Trust	24,321	2,654
Regency Centers Corp.	37,530	2,334
Boston Properties Inc.	32,971	2,030
Federal Realty Investment Trust	17,106	1,727
		226,056
Utilities (2.3%)
NextEra Energy Inc.	470,513	33,317
Southern Co.	250,383	19,422
Duke Energy Corp.	176,808	17,721
Constellation Energy Corp.	72,193	14,458
Sempra	144,892	11,020
American Electric Power Co. Inc.	120,699	10,590
Dominion Energy Inc.	192,044	9,410
PG&E Corp.	489,375	8,544
Public Service Enterprise Group Inc.	114,051	8,406
Exelon Corp.	228,981	7,925
Consolidated Edison Inc.	79,158	7,078
Xcel Energy Inc.	127,229	6,795
Vistra Corp.	74,796	6,431
Edison International	88,116	6,328
American Water Works Co. Inc.	44,671	5,770
WEC Energy Group Inc.	72,319	5,674
DTE Energy Co.	47,450	5,267
Entergy Corp.	48,893	5,232
PPL Corp.	168,990	4,673
Eversource Energy	80,653	4,574
FirstEnergy Corp.	118,696	4,543
CenterPoint Energy Inc.	146,481	4,538
Ameren Corp.	61,045	4,341
CMS Energy Corp.	68,388	4,071
Atmos Energy Corp.	34,507	4,025
NRG Energy Inc.	47,746	3,718
Alliant Energy Corp.	58,745	2,990
NiSource Inc.	102,666	2,958
AES Corp.	162,757	2,860
Evergy Inc.	52,711	2,792
Pinnacle West Capital Corp.	25,972	1,984
		237,455
Total Common Stocks (Cost $4,788,689)		10,498,373
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund, 5.380% (Cost $52,103)	521,078	52,103
Total Investments (100.1%) (Cost $4,840,792)		10,550,476
Other Assets and Liabilities—Net (-0.1%)		(7,427)
Net Assets (100%)		10,543,049
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	168	46,381	93
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,788,689)	10,498,373
Affiliated Issuers (Cost $52,103)	52,103
Total Investments in Securities	10,550,476
Investment in Vanguard	300
Cash Collateral Pledged—Futures Contracts	2,544
Receivables for Investment Securities Sold	396
Receivables for Accrued Income	5,499
Receivables for Capital Shares Issued	307
Total Assets	10,559,522
Liabilities
Due to Custodian	16
Payables for Investment Securities Purchased	133
Payables for Capital Shares Redeemed	15,488
Payables to Vanguard	606
Variation Margin Payable—Futures Contracts	230
Total Liabilities	16,473
Net Assets	10,543,049
At June 30, 2024, net assets consisted of:

Paid-in Capital	4,677,337
Total Distributable Earnings (Loss)	5,865,712
Net Assets	10,543,049

Net Assets
Applicable to 158,372,369 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,543,049
Net Asset Value Per Share	$66.57
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	68,637
Interest[2]	606
Securities Lending—Net	30
Total Income	69,273
Expenses
The Vanguard Group—Note B
Investment Advisory Services	125
Management and Administrative	6,412
Marketing and Distribution	244
Custodian Fees	44
Shareholders’ Reports	41
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	6,880
Net Investment Income	62,393
Realized Net Gain (Loss)
Investment Securities Sold[2]	102,940
Futures Contracts	4,239
Realized Net Gain (Loss)	107,179
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,227,197
Futures Contracts	(901)
Change in Unrealized Appreciation (Depreciation)	1,226,296
Net Increase (Decrease) in Net Assets Resulting from Operations	1,395,868
1	Dividends are net of foreign withholding taxes of $18,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $566,000, less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,393	127,367
Realized Net Gain (Loss)	107,179	380,644
Change in Unrealized Appreciation (Depreciation)	1,226,296	1,454,493
Net Increase (Decrease) in Net Assets Resulting from Operations	1,395,868	1,962,504
Distributions
Total Distributions	(516,583)	(385,336)
Capital Share Transactions
Issued	410,461	670,469
Issued in Lieu of Cash Distributions	516,583	385,336
Redeemed	(485,653)	(1,002,164)
Net Increase (Decrease) from Capital Share Transactions	441,391	53,641
Total Increase (Decrease)	1,320,676	1,630,809
Net Assets
Beginning of Period	9,222,373	7,591,564
End of Period	10,543,049	9,222,373
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$60.89	$50.74	$65.47	$53.76	$47.70	$38.03
Investment Operations
Net Investment Income[1]	.403	.833	.806	.738	.798	.805
Net Realized and Unrealized Gain (Loss) on Investments	8.704	11.870	(12.244)	13.978	7.014	10.791
Total from Investment Operations	9.107	12.703	(11.438)	14.716	7.812	11.596
Distributions
Dividends from Net Investment Income	(.888)	(.794)	(.758)	(.754)	(.806)	(.834)
Distributions from Realized Capital Gains	(2.539)	(1.759)	(2.534)	(2.252)	(.946)	(1.092)
Total Distributions	(3.427)	(2.553)	(3.292)	(3.006)	(1.752)	(1.926)
Net Asset Value, End of Period	$66.57	$60.89	$50.74	$65.47	$53.76	$47.70
Total Return	15.20%	26.11%	-18.23%	28.55%	18.20%	31.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,543	$9,222	$7,592	$9,354	$7,555	$6,458
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.52%	1.48%	1.25%	1.73%	1.87%
Portfolio Turnover Rate	2%	5%	5%	4%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
14

Equity Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $300,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,841,177
Gross Unrealized Appreciation	6,134,546
Gross Unrealized Depreciation	(425,154)
Net Unrealized Appreciation (Depreciation)	5,709,392
E.  During the six months ended June 30, 2024, the portfolio purchased $163,384,000 of investment securities and sold $163,525,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $10,586,000 and sales were $15,823,000, resulting in net realized gain of $186,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	6,431	12,250
Issued in Lieu of Cash Distributions	8,098	7,687
Redeemed	(7,625)	(18,089)
Net Increase (Decrease) in Shares Outstanding	6,904	1,848
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
15

Equity Index Portfolio
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (Total Stock Market Index Portfolio) was the record or beneficial owner of 44% of the portfolio's net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692EQUX 082024
16

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Global Bond Index Portfolio
(with underlying Total Bond Market Index Portfolio)

Contents
Financial Statements	1

Global Bond Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	31,967,132	327,983
International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	7,251,304	140,748
Total Investment Companies (Cost $542,109)		468,731
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.380% (Cost $—)	5	—
Total Investments (100.0%) (Cost $542,109)		468,731
Other Assets and Liabilities—Net (0.0%)		(11)
Net Assets (100%)		468,720
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Global Bond Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $542,109)	468,731
Receivables for Investment Securities Sold	125
Receivables for Accrued Income	266
Receivables for Capital Shares Issued	508
Total Assets	469,630
Liabilities
Due to Custodian	211
Payables for Investment Securities Purchased	266
Payables for Capital Shares Redeemed	433
Total Liabilities	910
Net Assets	468,720
At June 30, 2024, net assets consisted of:

Paid-in Capital	532,828
Total Distributable Earnings (Loss)	(64,108)
Net Assets	468,720

Net Assets
Applicable to 26,137,516 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	468,720
Net Asset Value Per Share	$17.93
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Bond Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	10,085
Net Investment Income—Note B	10,085
Realized Net Gain (Loss) on Affiliated Funds Sold	354
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(13,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,847)
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Bond Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,085	12,438
Realized Net Gain (Loss)	354	108
Change in Unrealized Appreciation (Depreciation)	(13,286)	13,734
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,847)	26,280
Distributions
Total Distributions	(13,153)	(8,331)
Capital Share Transactions
Issued	64,292	80,231
Issued in Lieu of Cash Distributions	13,153	8,331
Redeemed	(33,786)	(51,161)
Net Increase (Decrease) from Capital Share Transactions	43,659	37,401
Total Increase (Decrease)	27,659	55,350
Net Assets
Beginning of Period	441,061	385,711
End of Period	468,720	441,061
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Bond Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.60	$17.83	$21.30	$22.40	$21.41	$20.07
Investment Operations
Net Investment Income[1]	.414	.546	.352	.498	.437	.571
Capital Gain Distributions Received[1]	—	—	.098	.165	.011	—
Net Realized and Unrealized Gain (Loss) on Investments	(.530)	.602	(3.193)	(1.083)	.962	1.100
Total from Investment Operations	(.116)	1.148	(2.743)	(.420)	1.410	1.671
Distributions
Dividends from Net Investment Income	(.534)	(.348)	(.531)	(.390)	(.338)	(.306)
Distributions from Realized Capital Gains	(.020)	(.030)	(.196)	(.290)	(.082)	(.025)
Total Distributions	(.554)	(.378)	(.727)	(.680)	(.420)	(.331)
Net Asset Value, End of Period	$17.93	$18.60	$17.83	$21.30	$22.40	$21.41
Total Return	-0.63%	6.52%	-13.13%	-1.84%	6.67%	8.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$469	$441	$386	$465	$438	$232
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.63%	3.04%	1.87%	2.32%	1.98%	2.73%
Portfolio Turnover Rate	4%	8%	11%	7%	16%	12%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Bond Index Portfolio
Notes to Financial Statements
The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Global Bond Index Portfolio
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	542,636
Gross Unrealized Appreciation	42
Gross Unrealized Depreciation	(73,947)
Net Unrealized Appreciation (Depreciation)	(73,905)
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	3,559	4,476
Issued in Lieu of Cash Distributions	733	465
Redeemed	(1,863)	(2,865)
Net Increase (Decrease) in Shares Outstanding	2,429	2,076
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	173	NA1	NA1	—	—	3	—	—
Vanguard Total International Bond Index Fund	132,090	17,518	6,721	21	(2,160)	1,450	—	140,748
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	308,882	41,220	11,326	333	(11,126)	8,632	—	327,983
Total	441,145	58,738	18,047	354	(13,286)	10,085	—	468,731
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2024, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 66%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692GBI 082024
7

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.4%)
U.S. Government Securities (45.9%)
United States Treasury Note/Bond	3.000%	7/15/25	2,090	2,046
United States Treasury Note/Bond	0.250%	7/31/25	2,797	2,656
United States Treasury Note/Bond	2.875%	7/31/25	5,105	4,987
United States Treasury Note/Bond	4.750%	7/31/25	7,248	7,222
United States Treasury Note/Bond	2.000%	8/15/25	5,578	5,392
United States Treasury Note/Bond	3.125%	8/15/25	5,969	5,843
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,128
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,751
United States Treasury Note/Bond	2.750%	8/31/25	4,085	3,978
United States Treasury Note/Bond	5.000%	8/31/25	7,531	7,524
United States Treasury Note/Bond	3.500%	9/15/25	4,500	4,418
United States Treasury Note/Bond	0.250%	9/30/25	8,125	7,660
United States Treasury Note/Bond	3.000%	9/30/25	1,000	975
United States Treasury Note/Bond	5.000%	9/30/25	8,505	8,501
United States Treasury Note/Bond	4.250%	10/15/25	4,540	4,497
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,295
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,912
United States Treasury Note/Bond	5.000%	10/31/25	5,001	5,001
United States Treasury Note/Bond	2.250%	11/15/25	10,421	10,047
United States Treasury Note/Bond	4.500%	11/15/25	7,088	7,044
United States Treasury Note/Bond	0.375%	11/30/25	11,730	11,002
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,108
United States Treasury Note/Bond	4.875%	11/30/25	13,590	13,573
United States Treasury Note/Bond	4.000%	12/15/25	10,225	10,092
United States Treasury Note/Bond	0.375%	12/31/25	13,793	12,896
United States Treasury Note/Bond	2.625%	12/31/25	4,165	4,028
United States Treasury Note/Bond	4.250%	12/31/25	9,541	9,449
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,673
United States Treasury Note/Bond	0.375%	1/31/26	11,120	10,361
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,538
United States Treasury Note/Bond	4.250%	1/31/26	12,469	12,350
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,676
United States Treasury Note/Bond	4.000%	2/15/26	6,868	6,774
United States Treasury Note/Bond	0.500%	2/28/26	13,565	12,628
United States Treasury Note/Bond	2.500%	2/28/26	3,700	3,561
United States Treasury Note/Bond	4.625%	2/28/26	6,696	6,671
United States Treasury Note/Bond	4.625%	3/15/26	7,000	6,976
United States Treasury Note/Bond	0.750%	3/31/26	10,502	9,793
United States Treasury Note/Bond	2.250%	3/31/26	6,250	5,984
United States Treasury Note/Bond	4.500%	3/31/26	11,100	11,041
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,108
United States Treasury Note/Bond	0.750%	4/30/26	9,777	9,091
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,580
United States Treasury Note/Bond	4.875%	4/30/26	12,872	12,893
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,186
United States Treasury Note/Bond	3.625%	5/15/26	7,086	6,941
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,224
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,375
United States Treasury Note/Bond	4.875%	5/31/26	19,563	19,603
United States Treasury Note/Bond	4.125%	6/15/26	6,563	6,487
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,689
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,345
United States Treasury Note/Bond	4.625%	6/30/26	2,547	2,543
United States Treasury Note/Bond	4.500%	7/15/26	7,723	7,689
United States Treasury Note/Bond	0.625%	7/31/26	9,800	9,014
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,577
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,422
United States Treasury Note/Bond	4.375%	8/15/26	10,028	9,962
United States Treasury Note/Bond	6.750%	8/15/26	630	655
United States Treasury Note/Bond	0.750%	8/31/26	12,214	11,233

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,890
United States Treasury Note/Bond	4.625%	9/15/26	5,800	5,794
United States Treasury Note/Bond	0.875%	9/30/26	8,820	8,117
United States Treasury Note/Bond	1.625%	9/30/26	1,615	1,512
United States Treasury Note/Bond	4.625%	10/15/26	6,756	6,750
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,164
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,805
United States Treasury Note/Bond	2.000%	11/15/26	8,921	8,394
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,405
United States Treasury Note/Bond	6.500%	11/15/26	765	802
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,439
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,725
United States Treasury Note/Bond	4.375%	12/15/26	6,353	6,317
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,473
United States Treasury Note/Bond	1.750%	12/31/26	4,083	3,811
United States Treasury Note/Bond	4.000%	1/15/27	5,469	5,390
United States Treasury Note/Bond	1.500%	1/31/27	10,734	9,934
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,007
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,380
United States Treasury Note/Bond	6.625%	2/15/27	65	68
United States Treasury Note/Bond	1.125%	2/28/27	3,143	2,874
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,685
United States Treasury Note/Bond	4.250%	3/15/27	9,250	9,176
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,564
United States Treasury Note/Bond	2.500%	3/31/27	6,975	6,611
United States Treasury Note/Bond	4.500%	4/15/27	8,618	8,606
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,834
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,354
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,294
United States Treasury Note/Bond	4.500%	5/15/27	10,117	10,104
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,884
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,739
United States Treasury Note/Bond	4.625%	6/15/27	7,909	7,933
United States Treasury Note/Bond	0.500%	6/30/27	3,145	2,794
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,519
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,549
United States Treasury Note/Bond	2.750%	7/31/27	9,284	8,815
United States Treasury Note/Bond	2.250%	8/15/27	7,572	7,075
United States Treasury Note/Bond	6.375%	8/15/27	185	195
United States Treasury Note/Bond	0.500%	8/31/27	7,825	6,908
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,568
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,905
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,777
United States Treasury Note/Bond	0.500%	10/31/27	8,215	7,211
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,662
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,816
United States Treasury Note/Bond	6.125%	11/15/27	2,714	2,851
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,145
United States Treasury Note/Bond	3.875%	11/30/27	11,760	11,536
United States Treasury Note/Bond	0.625%	12/31/27	11,360	9,956
United States Treasury Note/Bond	3.875%	12/31/27	6,060	5,945
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,784
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,409
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,227
United States Treasury Note/Bond	1.125%	2/29/28	11,393	10,120
United States Treasury Note/Bond	4.000%	2/29/28	4,186	4,122
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,360
United States Treasury Note/Bond	3.625%	3/31/28	8,071	7,844
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,608
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,483
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,411
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,411
United States Treasury Note/Bond	3.625%	5/31/28	8,468	8,227
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,795
United States Treasury Note/Bond	4.000%	6/30/28	8,012	7,889
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,027
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,698
United States Treasury Note/Bond	2.875%	8/15/28	13,491	12,709
United States Treasury Note/Bond	5.500%	8/15/28	325	339
United States Treasury Note/Bond	1.125%	8/31/28	12,537	10,982

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.375%	8/31/28	5,107	5,101
	United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,341
	United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,716
	United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,456
	United States Treasury Note/Bond	4.875%	10/31/28	8,068	8,221
	United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,755
	United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,709
	United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,846
	United States Treasury Note/Bond	4.375%	11/30/28	11,190	11,190
	United States Treasury Note/Bond	1.375%	12/31/28	13,899	12,205
	United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,145
	United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,169
	United States Treasury Note/Bond	4.000%	1/31/29	9,078	8,939
	United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,394
	United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,736
	United States Treasury Note/Bond	4.250%	2/28/29	12,436	12,382
	United States Treasury Note/Bond	2.375%	3/31/29	9,595	8,776
	United States Treasury Note/Bond	4.125%	3/31/29	2,369	2,345
	United States Treasury Note/Bond	2.875%	4/30/29	9,400	8,790
	United States Treasury Note/Bond	4.625%	4/30/29	7,439	7,525
	United States Treasury Note/Bond	2.375%	5/15/29	9,196	8,397
	United States Treasury Note/Bond	2.750%	5/31/29	8,802	8,178
	United States Treasury Note/Bond	4.500%	5/31/29	12,804	12,892
	United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,788
	United States Treasury Note/Bond	4.250%	6/30/29	11,785	11,743
	United States Treasury Note/Bond	2.625%	7/31/29	8,050	7,417
	United States Treasury Note/Bond	1.625%	8/15/29	7,070	6,195
	United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,503
	United States Treasury Note/Bond	3.875%	9/30/29	5,525	5,399
	United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,824
	United States Treasury Note/Bond	1.750%	11/15/29	4,541	3,988
	United States Treasury Note/Bond	3.875%	11/30/29	8,703	8,502
	United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,763
	United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,587
	United States Treasury Note/Bond	1.500%	2/15/30	9,619	8,257
	United States Treasury Note/Bond	4.000%	2/28/30	4,540	4,458
	United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,549
	United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,063
	United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,761
	United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,480
	United States Treasury Note/Bond	3.750%	5/31/30	6,130	5,938
	United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,453
	United States Treasury Note/Bond	4.000%	7/31/30	6,044	5,929
	United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,105
	United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,609
	United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,280
	United States Treasury Note/Bond	4.875%	10/31/30	5,840	6,005
	United States Treasury Note/Bond	0.875%	11/15/30	19,461	15,739
	United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,411
	United States Treasury Note/Bond	3.750%	12/31/30	7,433	7,181
	United States Treasury Note/Bond	4.000%	1/31/31	7,012	6,871
	United States Treasury Note/Bond	1.125%	2/15/31	14,078	11,511
	United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,635
	United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,663
	United States Treasury Note/Bond	4.125%	3/31/31	8,407	8,296
	United States Treasury Note/Bond	4.625%	4/30/31	7,973	8,103
	United States Treasury Note/Bond	1.625%	5/15/31	17,309	14,529
	United States Treasury Note/Bond	4.625%	5/31/31	10,224	10,390
	United States Treasury Note/Bond	4.250%	6/30/31	9,030	8,989
	United States Treasury Note/Bond	1.250%	8/15/31	19,657	15,953
[1]	United States Treasury Note/Bond	1.375%	11/15/31	20,328	16,532
	United States Treasury Note/Bond	1.875%	2/15/32	19,903	16,706
	United States Treasury Note/Bond	2.875%	5/15/32	18,654	16,806
	United States Treasury Note/Bond	2.750%	8/15/32	17,860	15,893
	United States Treasury Note/Bond	4.125%	11/15/32	18,909	18,593
	United States Treasury Note/Bond	3.500%	2/15/33	18,863	17,678
	United States Treasury Note/Bond	3.375%	5/15/33	17,148	15,894
	United States Treasury Note/Bond	3.875%	8/15/33	18,707	18,000
	United States Treasury Note/Bond	4.500%	11/15/33	19,802	19,988
	United States Treasury Note/Bond	4.000%	2/15/34	18,699	18,156

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.375%	5/15/34	16,264	16,270
United States Treasury Note/Bond	4.500%	2/15/36	1,120	1,139
United States Treasury Note/Bond	5.000%	5/15/37	1,885	2,000
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,197
United States Treasury Note/Bond	4.500%	5/15/38	1,284	1,296
United States Treasury Note/Bond	3.500%	2/15/39	480	432
United States Treasury Note/Bond	4.250%	5/15/39	1,652	1,614
United States Treasury Note/Bond	4.500%	8/15/39	2,601	2,608
United States Treasury Note/Bond	4.375%	11/15/39	1,882	1,861
United States Treasury Note/Bond	4.625%	2/15/40	2,900	2,944
United States Treasury Note/Bond	1.125%	5/15/40	6,315	3,882
United States Treasury Note/Bond	4.375%	5/15/40	1,875	1,849
United States Treasury Note/Bond	1.125%	8/15/40	8,205	4,995
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,331
United States Treasury Note/Bond	1.375%	11/15/40	9,049	5,707
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,125
United States Treasury Note/Bond	1.875%	2/15/41	11,223	7,677
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,624
United States Treasury Note/Bond	2.250%	5/15/41	9,955	7,201
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,867
United States Treasury Note/Bond	1.750%	8/15/41	13,291	8,776
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,932
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,702
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,224
United States Treasury Note/Bond	2.375%	2/15/42	8,961	6,522
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,708
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,380
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,467
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,225
United States Treasury Note/Bond	3.375%	8/15/42	6,047	5,108
United States Treasury Note/Bond	2.750%	11/15/42	3,406	2,609
United States Treasury Note/Bond	4.000%	11/15/42	6,822	6,287
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,736
United States Treasury Note/Bond	3.875%	2/15/43	6,349	5,738
United States Treasury Note/Bond	2.875%	5/15/43	5,245	4,070
United States Treasury Note/Bond	3.875%	5/15/43	6,233	5,625
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,064
United States Treasury Note/Bond	4.375%	8/15/43	6,470	6,246
United States Treasury Note/Bond	3.750%	11/15/43	3,204	2,831
United States Treasury Note/Bond	4.750%	11/15/43	5,955	6,035
United States Treasury Note/Bond	3.625%	2/15/44	3,497	3,027
United States Treasury Note/Bond	4.500%	2/15/44	8,125	7,971
United States Treasury Note/Bond	3.375%	5/15/44	3,869	3,223
United States Treasury Note/Bond	4.625%	5/15/44	5,035	5,026
United States Treasury Note/Bond	3.125%	8/15/44	5,596	4,470
United States Treasury Note/Bond	3.000%	11/15/44	5,072	3,960
United States Treasury Note/Bond	2.500%	2/15/45	5,934	4,231
United States Treasury Note/Bond	3.000%	5/15/45	3,682	2,861
United States Treasury Note/Bond	2.875%	8/15/45	4,641	3,522
United States Treasury Note/Bond	3.000%	11/15/45	840	650
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,356
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,296
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,071
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,075
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,594
United States Treasury Note/Bond	3.000%	5/15/47	3,973	3,039
United States Treasury Note/Bond	2.750%	8/15/47	5,672	4,132
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,241
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,310
United States Treasury Note/Bond	3.125%	5/15/48	7,185	5,586
United States Treasury Note/Bond	3.000%	8/15/48	7,714	5,853
United States Treasury Note/Bond	3.375%	11/15/48	7,963	6,467
United States Treasury Note/Bond	3.000%	2/15/49	8,245	6,245
United States Treasury Note/Bond	2.875%	5/15/49	7,675	5,669
United States Treasury Note/Bond	2.250%	8/15/49	6,969	4,504
United States Treasury Note/Bond	2.375%	11/15/49	6,432	4,271
United States Treasury Note/Bond	2.000%	2/15/50	8,667	5,262
United States Treasury Note/Bond	1.250%	5/15/50	10,341	5,122
United States Treasury Note/Bond	1.375%	8/15/50	11,571	5,919
United States Treasury Note/Bond	1.625%	11/15/50	10,696	5,853

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,620
	United States Treasury Note/Bond	2.375%	5/15/51	13,225	8,708
	United States Treasury Note/Bond	2.000%	8/15/51	12,950	7,778
	United States Treasury Note/Bond	1.875%	11/15/51	12,140	7,045
	United States Treasury Note/Bond	2.250%	2/15/52	11,667	7,430
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	7,936
	United States Treasury Note/Bond	3.000%	8/15/52	10,798	8,122
	United States Treasury Note/Bond	4.000%	11/15/52	10,051	9,156
	United States Treasury Note/Bond	3.625%	2/15/53	10,358	8,811
	United States Treasury Note/Bond	3.625%	5/15/53	10,424	8,872
	United States Treasury Note/Bond	4.125%	8/15/53	11,138	10,372
	United States Treasury Note/Bond	4.750%	11/15/53	9,348	9,665
	United States Treasury Note/Bond	4.250%	2/15/54	11,849	11,284
	United States Treasury Note/Bond	4.625%	5/15/54	9,010	9,135
					1,998,140
Agency Bonds and Notes (0.7%)
	Federal Farm Credit Banks Funding Corp.	4.250%	9/30/25	280	277
	Federal Farm Credit Banks Funding Corp.	5.125%	10/10/25	600	601
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,406
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	199
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/27	63	63
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/27	2,000	1,996
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/28	100	100
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/28	93	92
	Federal Home Loan Banks	0.375%	9/4/25	500	473
	Federal Home Loan Banks	4.500%	12/12/25	500	497
	Federal Home Loan Banks	4.625%	11/17/26	550	550
	Federal Home Loan Banks	1.250%	12/21/26	1,000	921
	Federal Home Loan Banks	4.125%	1/15/27	225	222
	Federal Home Loan Banks	4.750%	4/9/27	200	201
	Federal Home Loan Banks	4.000%	6/30/28	450	442
	Federal Home Loan Banks	3.250%	11/16/28	315	300
	Federal Home Loan Banks	4.750%	12/8/28	50	51
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,511
[2]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,427
[2]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,890
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	141
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,716
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,227
[2]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,894
[2]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,885
[2]	Federal National Mortgage Assn.	2.125%	4/24/26	575	548
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	500	470
[2]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	886
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	175	189
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,043
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	300	342
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,132
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	720	802
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	275	300
	Private Export Funding Corp.	1.400%	7/15/28	175	154
	Tennessee Valley Authority	6.750%	11/1/25	134	137
	Tennessee Valley Authority	3.875%	3/15/28	375	367
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,133
	Tennessee Valley Authority	1.500%	9/15/31	550	447
	Tennessee Valley Authority	4.650%	6/15/35	175	174
	Tennessee Valley Authority	5.880%	4/1/36	250	275
	Tennessee Valley Authority	5.500%	6/15/38	100	106
	Tennessee Valley Authority	5.250%	9/15/39	512	529
	Tennessee Valley Authority	4.875%	1/15/48	100	98
	Tennessee Valley Authority	5.375%	4/1/56	50	52
	Tennessee Valley Authority	4.625%	9/15/60	180	165
	Tennessee Valley Authority	4.250%	9/15/65	200	171
					30,602
Conventional Mortgage-Backed Securities (19.8%)
[2,3]	Fannie Mae Pool	6.500%	9/1/32	9	9
[2,3]	Fannie Mae Pool	2.500%	12/1/51	485	396
[2,3]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	2	2
[2,3]	Freddie Mac Gold Pool	4.500%	9/1/24–10/1/48	4,279	4,136

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Gold Pool	5.000%	10/1/24–11/1/48	1,138	1,134
[2,3]	Freddie Mac Gold Pool	4.000%	11/1/24–11/1/48	8,142	7,630
[2,3]	Freddie Mac Gold Pool	8.000%	11/1/24–7/1/30	1	1
[2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	15,408	14,025
[2,3]	Freddie Mac Gold Pool	7.000%	12/1/25–2/1/37	49	50
[2,3]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	7,690	6,981
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	3,046	2,864
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[2,3]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	950	964
[2,3]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	721	740
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	190	176
[2,3]	Freddie Mac Pool	5.500%	3/1/53	344	339
[3]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	960	903
[3]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,024	996
[3]	Ginnie Mae I Pool	8.000%	11/15/24–10/15/30	6	6
[3]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	938	861
[3]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	13	13
[3]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	6	6
[3]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	710	629
[3]	Ginnie Mae I Pool	6.500%	5/15/26–12/15/38	70	72
[3]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	45	46
[3]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	703	701
[3,4]	Ginnie Mae II pool	3.000%	7/15/54	1,000	873
[3,4]	Ginnie Mae II pool	5.500%	7/15/54	5,360	5,317
[3,4]	Ginnie Mae II pool	6.000%	7/15/54	3,296	3,309
[3]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	24,961	22,743
[3]	Ginnie Mae II Pool	4.000%	9/20/25–11/20/53	17,477	16,366
[3]	Ginnie Mae II Pool	3.000%	2/20/27–5/20/53	31,803	27,960
[3]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	32,171	27,112
[3,4]	Ginnie Mae II Pool	5.000%	12/20/32–7/15/54	19,847	19,370
[3]	Ginnie Mae II Pool	6.500%	12/20/35–1/20/54	8,158	8,306
[3]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/54	2,764	2,817
[3]	Ginnie Mae II Pool	4.500%	2/20/39–6/20/54	17,512	16,774
[3]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	32,097	25,967
[3]	Ginnie Mae II Pool	1.500%	12/20/51	967	753
[3]	Ginnie Mae II Pool	5.500%	10/20/52–11/20/53	14,792	14,702
[3]	Ginnie Mae II Pool	6.000%	12/20/52–6/20/54	11,844	11,918
[3]	Ginnie Mae II Pool	7.500%	12/20/53	244	250
[2,3,4]	UMBS Pool	4.500%	8/1/24–7/1/54	32,680	31,158
[2,3,4]	UMBS Pool	5.000%	8/1/24–7/1/54	40,458	39,345
[2,3]	UMBS Pool	8.000%	9/1/24–11/1/30	1	1
[2,3]	UMBS Pool	8.500%	10/1/24–4/1/31	1	1
[2,3]	UMBS Pool	4.000%	2/1/25–12/1/53	39,956	37,109
[2,3]	UMBS Pool	7.500%	7/1/25–1/1/54	596	621
[2,3]	UMBS Pool	3.500%	9/1/25–4/1/53	43,123	38,928
[2,3,4]	UMBS Pool	6.000%	10/1/25–7/1/54	39,106	39,415
[2,3,4]	UMBS Pool	7.000%	10/1/25–7/1/54	6,665	6,874
[2,3]	UMBS Pool	3.000%	11/1/25–11/1/53	79,775	69,570
[2,3,4]	UMBS Pool	2.500%	1/1/27–7/1/54	124,474	104,010
[2,3]	UMBS Pool	2.000%	11/1/27–7/1/52	176,869	142,551
[2,3,4]	UMBS Pool	5.500%	11/1/31–7/1/54	47,276	46,851
[2,3]	UMBS Pool	1.500%	7/1/35–4/1/52	42,930	34,083
[2,3,4]	UMBS Pool	6.500%	11/1/52–7/1/54	24,608	25,180
					863,915
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	7	7
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	3	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.831%	12/1/41	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	11	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.433%	5.682%	7/1/36	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.465%	5.715%	10/1/37	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.864%	3/1/43	18	19
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.559%	5.809%	9/1/43	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.804%	7/1/43	23	24
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.601%	5.851%	8/1/35	22	23
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.601%	6.247%	6/1/43	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.612%	5.890%	1/1/42	6	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	1	1

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	4	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.126%	10/1/42	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39–9/1/42	19	20
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.223%	5/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.043%	8/1/39	12	12
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.735%	5.985%	9/1/34	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.740%	6.071%	9/1/43	9	9
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.578%	5/1/42	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.747%	6.444%	7/1/41	17	18
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.779%	6.384%	5/1/42	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.212%	7/1/42	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.793	6.100%	8/1/42	20	21
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.338%	3/1/42	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	9	9
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.072%	11/1/39	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	11	12
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.193%	3/1/41	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33–12/1/40	10	10
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	9	9
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/41	19	20
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.302%	4/1/41	10	10
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/41	6	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.264%	9/1/40	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.836%	6.143%	2/1/41	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.090%	12/1/39	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.318%	11/1/34	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.662%	4/1/37	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.090%	8/1/37	6	6
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	9	9
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.486%	2/1/36	3	3
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	1	1
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	6.536%	10/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.355%	6.020%	6/1/37	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36	4	4
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.840%	6.136%	2/1/42	4	4
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.314%	5/1/40	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40–12/1/40	7	7
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.202%	1/1/41	7	7
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.972%	6/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.885%	6.276%	2/1/42	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.143%	9/1/40	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40–11/1/40	7	8
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.389%	2/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	2	2
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	2	2
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/42	48	48
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	7	6
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	37	37
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	35	34
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/41–8/20/41	14	14
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	1	1
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	2	2
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	3	3
					663
Total U.S. Government and Agency Obligations (Cost $3,213,909)					2,893,320
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[3]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	78	77
[3]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	142	141
[3]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	53	53
[3]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[3]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[3]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	418
[3]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	737
[3]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	417
[3]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	274
[3]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	75
[3]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	201
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	202
[3]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/16/29	400	404
[3]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/31	200	204
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50
[3]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	1	1
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	24
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[3]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	147
[3]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	199
[3]	BA Credit Card Trust ClassA Series 2024-A1	4.930%	5/15/29	200	200
[3]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	73
[3]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	10	10
[3]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	20	19
[3]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	62
[3,5]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	95
[3]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	66
[3]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	149
[3]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	159
[3]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	133
[3,5]	BANK Class A3 Series 2023-5YR2	6.656%	7/15/56	100	104
[3]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	47
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	94
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	138
[3]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	141
[3,5]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	120
[3]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	47
[3,5]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	96
[3,5]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	106
[3]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	118
[3]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	93
[3]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	90
[3]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	257
[3]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	149
[3]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	41
[3]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	40
[3]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	60
[3]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	41
[3]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	141
[3]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	381
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	71
[3]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	236
[3,5]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	24
[3]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	88
[3]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	173
[3]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	123
[3]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	64
[3]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	42
[3]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	121
[3]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	82
[3]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	104
[3,5]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	104
[3]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	163
[3]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	49
[3]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	220	226
[3]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	93
[3,5]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	379
[3]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	70
[3]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[3,5]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	47
[3,5]	BANK Class AS Series 2018-BNK12	4.475%	5/15/61	50	46
[3,5]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	23
[3]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	23
[3,5]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	44
[3]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	64
[3]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	65
[3,5]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	66
[3]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	55
[3]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	46
[3]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	41
[3,5]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	20
[3,5]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	41
[3,5]	BANK Class AS Series 2023-5YR2	7.379%	7/15/56	25	26
[3,5]	BANK Class AS Series 2023-5YR3	7.559%	9/15/56	50	53
[3,5]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[3]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	36	35
[3,5]	BANK Class C Series 2017-BNK8	4.230%	11/15/50	50	37
[3,5]	BANK Class C Series 2019-BNK19	4.162%	8/15/61	35	27
[3]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	69
[3,5]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	50	52
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	231
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	135
[3]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	245
[3]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[3,5]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	89
[3]	Barclays Dryrock Issuance Trust Class A Series 2022-1	3.070%	2/15/28	100	98
[3]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	273
[3]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	328
[3]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	119
[3]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	87
[3]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	120
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	42
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	103
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	41
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	84
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	125
[3,5]	BBCMS Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	171
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	50
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	25
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	105
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	55
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	50
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	200	208
[3]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	95
[3]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	30
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	25
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/56	50	52
[3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	126
[3]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	9	9
[3]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	47
[3]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	101
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	76
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	51
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	72
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	47
[3,5]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	168
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	74
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	250
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	94
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	305
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	213
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	333
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	117
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	201
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	201
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	98
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	88
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	84
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	80
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	102
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	81
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	180
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	103
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	102
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	39
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	62
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	82
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	41
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	166
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	229
[3]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	66
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	44
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	94
[3]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	180
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	46
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	70
[3]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	45
[3,5]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	21
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	139
[3]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	23
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	46
[3]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	67
[3]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	25
[3]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	19
[3]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[3,5]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	37
[3]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	58
[3]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[3,5]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	62
[3]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	52
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	63
[3,5]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	414
[3]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	51
[3,5]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	300	314
[3,5]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	44
[3]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	200
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	49
[3]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	51
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	104
[3]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/56	300	317
[3,5]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/57	445	454
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/56	300	313
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	42
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C2	7.485%	11/15/56	200	211

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	26
[3,5]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	214
[3,5]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/57	300	314
[3,5]	BMO Mortgage Trust Class B Series 2024-5C4	7.254%	5/15/57	300	312
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	44	44
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	25	25
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	99
[3]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[3]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	25
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	50
[3]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	16	15
[3]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	25	25
[3]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[3]	BMW Vehicle Owner Trust ClassA3 Series 2024-A	5.180%	2/26/29	200	200
[3]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	118
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	114
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	121
[3]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	50
[3]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	393
[3]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	296
[3]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	200
[3]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	392
[3]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	392
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	282
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	393
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	45	44
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	83	82
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	75	74
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	48
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[3]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	5	5
[3]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	17	17
[3]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	43	42
[3]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	57	55
[3]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	68	67
[3]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	100	99
[3]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	75
[3]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	40	40
[3]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	50
[3]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4	4
[3]	CarMax Auto Owner Trust Class A4 Series 2020-4	0.630%	6/15/26	22	21
[3]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	24
[3]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	47
[3]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[3]	Carmax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[3]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	51
[3]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	32	31
[3]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	35
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	138
[3,5]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	93
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	134
[3]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	72
[3]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	393
[3]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	117
[3]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	13	12
[3,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	68
[3]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	26
[3]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	34	33
[3]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	8	8
[3]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	42	41
[3]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	121
[3,5]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	236
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	144
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	47
[3]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	95
[3]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	233
[3,5]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	47
[3]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	98

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	120
[3]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	101
[3]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	198
[3]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	99
[3]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	107
[3]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	193
[3]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	24	24
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	142
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	83	78
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	41	41
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	97
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	97
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	120
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	48
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	71
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	236
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	261
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	241
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	222
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	455
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	200
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	96
[3,5]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/54	75	72
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	18	17
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	99
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	46
[3,5]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	38
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	47	45
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	82
[3]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	43	43
[3]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	50
[3]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	50
[3]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	50
[3]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	109	107
[3]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	33
[3]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	117
[3]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	50
[3]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	41	41
[3]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	107	107
[3]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	151	148
[3]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	122
[3]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	218
[3]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	122
[3]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	145
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	125
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	222
[3]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	147
[3]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	102
[3]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	16	15
[3]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	10	10
[3,5]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	94
[3]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	49
[3]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	49
[3]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	44
[3]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	5	5
[3]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	9	9
[3]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	32	31
[3]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	1	1
[3]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	35	34
[3,5]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	12
[3,5]	COMM Mortgage Trust Class B Series 2014-CR15	4.032%	2/10/47	15	14
[3]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	2	2
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	249
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	214
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	97
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	195
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	139
[3,5]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	24
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	213
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	189

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	138
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	46
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	263
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	73
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	71
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	42
[3]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	10	10
[3]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	11	11
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	48
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.243%	8/15/48	50	46
[3]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	38	38
[3]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	94
[3]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	72
[3]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	95
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	93
[3]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	41
[3,5]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	45
[3]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	393
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	224
[3]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	295
[3]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	274
[3]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	173
[3]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	195
[3]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	137
[3]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	393
[3]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	3	3
[3]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	48
[3]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	4	4
[3]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	24	24
[3]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	20	20
[3]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	17	17
[3]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	49
[3]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
[3]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[3]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	33
[3]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	48
[3]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[2,3]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	29	25
[2,3,5]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.680%	3/25/33	200	155
[2,3]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	87
[2,3]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	123	121
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	67	67
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	12	12
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	143	142
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	65	62
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M12	2.891%	5/25/25	134	130
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	133	129
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	58	57
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	115	113
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	79	78
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	231	219
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M12	2.525%	9/25/26	227	216
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M13	2.602%	9/25/26	52	50
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	53	51
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	59	57
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	170	163
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	40	38
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	281	267
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	142	134
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.161%	6/25/27	191	182
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M14	2.906%	11/25/27	55	52
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M2	2.919%	2/25/27	119	113
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M4	2.636%	12/25/26	134	127
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M5	3.093%	4/25/29	43	40
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	205	195
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	395	376
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.469%	7/25/28	124	118
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M12	3.756%	8/25/30	50	47
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M13	3.863%	9/25/30	154	146
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M14	3.701%	8/25/28	166	159

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M2	3.002%	1/25/28	379	357
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M3	3.171%	2/25/30	62	57
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M4	3.166%	3/25/28	119	112
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M7	3.129%	3/25/28	90	85
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M1	3.665%	9/25/28	168	160
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	392	360
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	238	213
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M2	3.745%	11/25/28	180	172
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	334	301
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	274	255
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	194	182
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	180	168
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	284	262
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	845
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	243	206
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	83
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	8
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	209
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	109	96
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.359%	10/25/30	275	227
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	49
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M11	1.506%	3/25/31	225	182
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M13	1.652%	4/25/31	50	41
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	223
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.518%	11/25/30	50	41
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.287%	1/25/31	225	182
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1	1.724%	10/25/31	325	261
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M10	2.002%	1/25/32	225	184
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/31	75	61
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	81
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	131
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/31	150	123
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.651%	4/25/33	140	137
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/28	140	136
[2,3,5]	Fannie mae-Aces Class A2 Series 2023-M8	4.620%	3/25/33	50	49
[2,3,5]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.205%	11/25/27	233	222
[2,3,5]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.591%	7/25/24	33	32
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	195
[2,3]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	101
[2,3]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/30	200	196
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	100	100
[3]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[3]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	44	44
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	100	100
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	50
[3]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	4	4
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	23	22
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	53	52
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	84	84
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	50
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	101
[3]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	200
[3]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	22	21
[3]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	49
[3]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	99
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	51
[3]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	260
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	96
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	184
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	142
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	69	67
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	67	65
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	23	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	13	12
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	44	38
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	98	88
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-1520	2.007%	7/25/35	49	40
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	55	55
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	217	215
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	260	258
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	146	144
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	152	149
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	174	171
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	174	171
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	319
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	124	122
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	196
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	122
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	73
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	143
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	287
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	414
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	143
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	476
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	119
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	190
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	71
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	214
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	216
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	144
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	338
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	169
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	338
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	72
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,649
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	264
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	218
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	383
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	263
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	189
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	426
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	211
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	370
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	253
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	251
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	203
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	404
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	190
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	332
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	314
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	271
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	392
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	82
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,131
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	85
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	126
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	358
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	21
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	21
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	264
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	21
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	331
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	247
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	145
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	144

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	124
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	586
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	213
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	362
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	212
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	335
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	123
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	332
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	83
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	167
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	169
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	105
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	128
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	84
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	84
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	639
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	70
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	92
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	188
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	114
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	165
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	18
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	75
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	91
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	156
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	113
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1522	2.361%	10/25/36	150	115
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	95
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	73
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	72
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	167
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	95
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	48
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	137
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	140
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	99
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	100
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/28	150	149
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/28	100	100
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/28	100	101
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	50
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	50	50
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	153
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	154
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	204
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	204
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/29	205	208
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	47	47
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	153	152
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	731	724
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	260	257
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	171	169
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	364
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	486	467
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	92
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	180
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	112
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	97	87
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	44
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	134
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	111
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	136
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	101
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	146	143
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	194
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	363

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	201
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	281
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	45
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	184
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	70
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	44
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2022-3	4.010%	9/22/25	31	31
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	25	25
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	50	50
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	25	25
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	75
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	300	301
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-1	0.350%	10/16/25	1	1
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	30	29
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	34	33
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	27	26
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	37	37
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	48	47
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	125	124
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	49
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	30	30
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	12	12
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-1	0.540%	5/17/27	250	246
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	24
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	48
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	49
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	51
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	140
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	146
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	49
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	96
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	72
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	188
[3,5]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	71
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	141
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	243
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	91
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	133
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	246
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	112
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	16	16
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	113	113
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	223
[3]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	149
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	110
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	64
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	100
[3]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	2	2
[3]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	23	23
[3]	GS Mortgage Securities Trust Class AAB Series 2015-GC34	3.278%	10/10/48	34	33
[3]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	48
[3,5]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	46
[3,5]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	46
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	91
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	64
[3]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	43
[3,5]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	30
[3]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	19
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.579%	9/10/47	25	23
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	47
[3,5]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	8

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	27	27
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	14	14
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	50	50
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	51
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	13	13
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	19	18
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	40	39
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	31	30
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	45	44
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	50	50
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	100	100
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	202
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	100
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	200	201
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	45	45
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/30	400	402
[3]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	2	2
[3]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	19	19
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	75	74
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	43	43
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	50
[3]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	24
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[3]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	29	29
[3]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	175	174
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[3]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[3]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	120	120
[3]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/29	100	100
[3]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[3]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	94
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	73
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	234
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	70
[3]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	89	87
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	128	127
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	58
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	98
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	80
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	57	57
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	50
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	198
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	97
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	120
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	2	2
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	48
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	50
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	49
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	49
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	48
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	15	15
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	8	8
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	13	13
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	12	12
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	27	27
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	22	22
[3,5]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.782%	2/15/47	30	28
[3]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	47
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	180

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	380
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	93
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	91
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	91
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	22
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	71
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	212
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	148
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	70
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	40
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	46
[3,5]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	46
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	23
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	75	74
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	49
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	23	23
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	75	74
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	149
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	4	4
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	51
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	117
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	122
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	217
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	140
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	187
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	234
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	142
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	94
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	1	1
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	9	9
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	6	6
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	25	24
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	15	14
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	10	10
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	20	20
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.420%	6/15/47	25	24
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.522%	10/15/47	50	49
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	48
[3]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	47
[3]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[3]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	47
[3]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	152
[3]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	73
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	93
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	188
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	188
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	229
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	141
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	180
[3]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	54
[3,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	62
[3]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	141
[3]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	125
[3,5]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.920%	4/15/55	150	135
[3]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	72
[3]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[3]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	21
[3]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	103
[3,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	53
[3,5]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	52
[3]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	46	46
[3]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	25	25
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	50
[3]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	19	19

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	31	31
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	75	74
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	99
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	48
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	204
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	120	120
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	25	25
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	40	40
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	100	101
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	300	301
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	100	100
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	2	2
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	45	45
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	25	25
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	1,000	1,009
[3]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	20	20
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	49
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	61
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	51
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	44	43
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	46	45
[3]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	196
[3]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	75
[3]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	202
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	53	52
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	39	38
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	42	41
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	52	52
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	50	49
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	49
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	99
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/29	500	502
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	23	22
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	9	9
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	48
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	51
[3]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	85
[3]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	114
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	94
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	141
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	162
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	138
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	141
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	167
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	71
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	213
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	118
[3,5]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	257
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	91
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	110
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	65
[3]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	92
[3,5]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	118
[3]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	95
[3]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	47
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	69
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	57
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	92
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	70
[3]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	23
[3]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	345
[3]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	147
[3]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	196
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	98
[3]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	173
[3]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	75
[3]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	160
[3]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50
[3]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	51
[3]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[3]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/29	300	300
[3]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	100	100
[3]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	40
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	46	45
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	50
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	50
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	51
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	141
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	39
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	94
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	104	103
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	171
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	171
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	73
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	204	199
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	313
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	72
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	153
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	141
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	234
[3,5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	261
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	191
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	71
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	145
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	180
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	179
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	89
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	41
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	96
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	181
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	164
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	166
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	239
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	144
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	42
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	84
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	49
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	30
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	73
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	50
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	92
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	23
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	47
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	87
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	10	10
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	17	17
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	5	5
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	29	29
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	15	15
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	36	35

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	49
[3]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	150
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	35	35
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	148
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	49
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	64
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	49
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	15	14
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	8	8
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	22
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	5	5
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	19	18
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	34	33
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	42	41
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	31	30
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	67	66
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	49
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	75	75
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	50	49
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	25	25
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-D	5.790%	2/15/29	300	304
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	75
[3]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	24	24
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/29	50	49
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	50	50
[3]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	75
[3]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $120,368)					111,202
Corporate Bonds (26.2%)
Communications (2.1%)
	Alphabet Inc.	0.450%	8/15/25	500	476
	Alphabet Inc.	0.800%	8/15/27	200	178
	Alphabet Inc.	1.100%	8/15/30	500	408
	Alphabet Inc.	1.900%	8/15/40	50	33
	Alphabet Inc.	2.050%	8/15/50	540	307
	Alphabet Inc.	2.250%	8/15/60	345	191
	America Movil SAB de CV	3.625%	4/22/29	200	187
	America Movil SAB de CV	2.875%	5/7/30	200	176
	America Movil SAB de CV	4.700%	7/21/32	250	240
	America Movil SAB de CV	6.375%	3/1/35	300	321
	America Movil SAB de CV	6.125%	11/15/37	100	105
	America Movil SAB de CV	6.125%	3/30/40	200	207
	America Movil SAB de CV	4.375%	7/16/42	250	212
	America Movil SAB de CV	4.375%	4/22/49	200	165
	AT&T Inc.	3.875%	1/15/26	400	391
	AT&T Inc.	1.700%	3/25/26	500	469
	AT&T Inc.	3.800%	2/15/27	700	676
	AT&T Inc.	2.300%	6/1/27	450	416
	AT&T Inc.	1.650%	2/1/28	500	444
	AT&T Inc.	4.100%	2/15/28	402	388
	AT&T Inc.	4.350%	3/1/29	663	643
	AT&T Inc.	4.300%	2/15/30	460	441
	AT&T Inc.	2.750%	6/1/31	450	385
	AT&T Inc.	2.250%	2/1/32	600	487
	AT&T Inc.	2.550%	12/1/33	472	375
	AT&T Inc.	4.500%	5/15/35	200	184
	AT&T Inc.	5.250%	3/1/37	550	534
	AT&T Inc.	4.900%	8/15/37	300	280
	AT&T Inc.	4.850%	3/1/39	480	440
	AT&T Inc.	3.500%	6/1/41	500	383
	AT&T Inc.	4.300%	12/15/42	271	225
	AT&T Inc.	4.750%	5/15/46	723	626
	AT&T Inc.	5.150%	11/15/46	636	591
	AT&T Inc.	4.500%	3/9/48	400	330
	AT&T Inc.	3.650%	6/1/51	717	506
	AT&T Inc.	3.500%	9/15/53	1,764	1,197
	AT&T Inc.	3.550%	9/15/55	1,550	1,044

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.800%	12/1/57	968	676
AT&T Inc.	3.650%	9/15/59	629	422
AT&T Inc.	3.850%	6/1/60	416	290
Baidu Inc.	3.625%	7/6/27	200	191
Baidu Inc.	3.425%	4/7/30	200	183
Baidu Inc.	2.375%	8/23/31	200	166
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	597	585
Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	380	372
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	66
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	134	130
Booking Holdings Inc.	3.600%	6/1/26	225	219
Booking Holdings Inc.	3.550%	3/15/28	100	95
Booking Holdings Inc.	4.625%	4/13/30	300	295
British Telecommunications plc	9.625%	12/15/30	516	630
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	196	194
Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	505
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	214
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	214
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	216
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	500	502
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	270
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	177
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	202
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/34	250	250
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	306
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	180	121
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	300	200
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	450	412
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	360
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	335
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	200	154
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	478
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	244
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	313
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	250	196
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	71
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	176
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	131
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	148
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	155
Comcast Corp.	3.375%	8/15/25	500	490
Comcast Corp.	3.950%	10/15/25	503	495
Comcast Corp.	3.150%	3/1/26	497	481
Comcast Corp.	2.350%	1/15/27	495	464
Comcast Corp.	3.300%	2/1/27	400	383
Comcast Corp.	3.300%	4/1/27	150	143
Comcast Corp.	3.150%	2/15/28	325	305
Comcast Corp.	4.150%	10/15/28	950	920
Comcast Corp.	4.550%	1/15/29	200	197
Comcast Corp.	5.100%	6/1/29	200	201
Comcast Corp.	4.250%	10/15/30	350	336
Comcast Corp.	1.950%	1/15/31	500	413
Comcast Corp.	1.500%	2/15/31	250	201
Comcast Corp.	4.250%	1/15/33	275	257
Comcast Corp.	4.800%	5/15/33	700	680
Comcast Corp.	5.300%	6/1/34	200	200
Comcast Corp.	4.200%	8/15/34	175	160
Comcast Corp.	5.650%	6/15/35	1,065	1,093
Comcast Corp.	4.400%	8/15/35	150	139
Comcast Corp.	3.200%	7/15/36	225	182
Comcast Corp.	6.450%	3/15/37	175	189
Comcast Corp.	4.600%	10/15/38	550	501
Comcast Corp.	3.250%	11/1/39	100	77
Comcast Corp.	3.750%	4/1/40	300	244
Comcast Corp.	4.650%	7/15/42	370	331
Comcast Corp.	3.400%	7/15/46	600	433
Comcast Corp.	3.969%	11/1/47	686	535
Comcast Corp.	4.000%	3/1/48	200	157
Comcast Corp.	4.700%	10/15/48	38	34
Comcast Corp.	3.999%	11/1/49	268	209

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.450%	2/1/50	400	283
	Comcast Corp.	2.800%	1/15/51	300	185
	Comcast Corp.	2.887%	11/1/51	882	551
	Comcast Corp.	5.350%	5/15/53	283	271
	Comcast Corp.	2.937%	11/1/56	853	515
	Comcast Corp.	4.950%	10/15/58	238	213
	Comcast Corp.	2.650%	8/15/62	150	82
	Comcast Corp.	2.987%	11/1/63	847	497
	Comcast Corp.	5.500%	5/15/64	248	239
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	903
	Discovery Communications LLC	3.950%	3/20/28	400	374
	Discovery Communications LLC	5.000%	9/20/37	325	278
	Discovery Communications LLC	6.350%	6/1/40	100	95
	Electronic Arts Inc.	4.800%	3/1/26	100	99
	Expedia Group Inc.	5.000%	2/15/26	150	149
	Expedia Group Inc.	4.625%	8/1/27	150	147
	Expedia Group Inc.	3.250%	2/15/30	250	225
	Expedia Group Inc.	2.950%	3/15/31	81	70
	Fox Corp.	4.709%	1/25/29	375	368
	Fox Corp.	3.500%	4/8/30	150	137
	Fox Corp.	6.500%	10/13/33	214	224
	Fox Corp.	5.476%	1/25/39	250	238
	Fox Corp.	5.576%	1/25/49	275	252
	Grupo Televisa SAB	4.625%	1/30/26	100	98
	Grupo Televisa SAB	6.625%	1/15/40	125	123
	Grupo Televisa SAB	5.000%	5/13/45	225	187
	Grupo Televisa SAB	5.250%	5/24/49	200	173
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	98
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	98
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	162
	Koninklijke KPN NV	8.375%	10/1/30	125	144
	Meta Platforms Inc.	3.500%	8/15/27	200	192
	Meta Platforms Inc.	4.600%	5/15/28	275	274
	Meta Platforms Inc.	4.800%	5/15/30	200	200
	Meta Platforms Inc.	3.850%	8/15/32	200	186
	Meta Platforms Inc.	4.950%	5/15/33	300	301
	Meta Platforms Inc.	4.450%	8/15/52	750	647
	Meta Platforms Inc.	5.600%	5/15/53	442	451
	Meta Platforms Inc.	4.650%	8/15/62	200	173
	Meta Platforms Inc.	5.750%	5/15/63	310	319
	NBCUniversal Media LLC	4.450%	1/15/43	225	194
	Netflix Inc.	4.375%	11/15/26	245	241
	Netflix Inc.	4.875%	4/15/28	467	464
	Netflix Inc.	5.875%	11/15/28	230	237
	Netflix Inc.	6.375%	5/15/29	85	90
[6]	Netflix Inc.	5.375%	11/15/29	147	148
[6]	Netflix Inc.	4.875%	6/15/30	83	82
	Omnicom Group Inc.	2.450%	4/30/30	150	129
	Omnicom Group Inc.	4.200%	6/1/30	100	95
	Omnicom Group Inc.	2.600%	8/1/31	200	169
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	242
	Orange SA	9.000%	3/1/31	450	537
	Orange SA	5.500%	2/6/44	200	193
	Paramount Global	2.900%	1/15/27	279	258
	Paramount Global	3.375%	2/15/28	100	89
	Paramount Global	3.700%	6/1/28	100	90
	Paramount Global	4.950%	1/15/31	250	220
	Paramount Global	4.200%	5/19/32	200	163
	Paramount Global	5.500%	5/15/33	75	65
	Paramount Global	6.875%	4/30/36	240	225
	Paramount Global	5.900%	10/15/40	104	84
	Paramount Global	4.850%	7/1/42	225	163
	Paramount Global	4.375%	3/15/43	256	170
	Paramount Global	5.850%	9/1/43	225	177
	Paramount Global	4.900%	8/15/44	100	69
	Paramount Global	4.950%	5/19/50	150	105
	Rogers Communications Inc.	3.625%	12/15/25	125	122
	Rogers Communications Inc.	2.900%	11/15/26	100	94
	Rogers Communications Inc.	3.200%	3/15/27	200	190
	Rogers Communications Inc.	3.800%	3/15/32	400	357

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rogers Communications Inc.	4.500%	3/15/42	200	169
Rogers Communications Inc.	4.500%	3/15/43	265	221
Rogers Communications Inc.	5.000%	3/15/44	190	170
Rogers Communications Inc.	4.350%	5/1/49	250	199
Rogers Communications Inc.	3.700%	11/15/49	150	106
Rogers Communications Inc.	4.550%	3/15/52	400	326
Sprint Capital Corp.	6.875%	11/15/28	250	265
Sprint Capital Corp.	8.750%	3/15/32	700	842
Take-Two Interactive Software Inc.	3.700%	4/14/27	200	192
Telefonica Emisiones SA	4.103%	3/8/27	250	243
Telefonica Emisiones SA	7.045%	6/20/36	475	517
Telefonica Emisiones SA	4.665%	3/6/38	200	176
Telefonica Emisiones SA	5.213%	3/8/47	550	487
Telefonica Europe BV	8.250%	9/15/30	250	282
TELUS Corp.	2.800%	2/16/27	100	94
TELUS Corp.	3.400%	5/13/32	100	87
TELUS Corp.	4.300%	6/15/49	200	158
Tencent Music Entertainment Group	2.000%	9/3/30	200	165
Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	221
Time Warner Cable LLC	6.550%	5/1/37	200	189
Time Warner Cable LLC	7.300%	7/1/38	50	51
Time Warner Cable LLC	6.750%	6/15/39	350	339
Time Warner Cable LLC	5.875%	11/15/40	375	326
Time Warner Cable LLC	5.500%	9/1/41	250	209
Time Warner Cable LLC	4.500%	9/15/42	250	183
T-Mobile USA Inc.	1.500%	2/15/26	200	188
T-Mobile USA Inc.	2.250%	2/15/26	339	322
T-Mobile USA Inc.	2.625%	4/15/26	104	99
T-Mobile USA Inc.	3.750%	4/15/27	800	769
T-Mobile USA Inc.	5.375%	4/15/27	70	70
T-Mobile USA Inc.	4.750%	2/1/28	200	197
T-Mobile USA Inc.	2.050%	2/15/28	250	224
T-Mobile USA Inc.	4.950%	3/15/28	70	70
T-Mobile USA Inc.	4.800%	7/15/28	200	197
T-Mobile USA Inc.	2.625%	2/15/29	140	126
T-Mobile USA Inc.	2.400%	3/15/29	100	88
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,421
T-Mobile USA Inc.	2.550%	2/15/31	900	764
T-Mobile USA Inc.	2.875%	2/15/31	186	161
T-Mobile USA Inc.	3.500%	4/15/31	395	355
T-Mobile USA Inc.	2.250%	11/15/31	500	409
T-Mobile USA Inc.	2.700%	3/15/32	200	167
T-Mobile USA Inc.	5.200%	1/15/33	300	297
T-Mobile USA Inc.	5.050%	7/15/33	460	450
T-Mobile USA Inc.	4.375%	4/15/40	400	347
T-Mobile USA Inc.	3.000%	2/15/41	155	111
T-Mobile USA Inc.	4.500%	4/15/50	980	818
T-Mobile USA Inc.	3.300%	2/15/51	1,000	675
T-Mobile USA Inc.	3.400%	10/15/52	575	392
T-Mobile USA Inc.	5.650%	1/15/53	158	156
T-Mobile USA Inc.	5.750%	1/15/54	221	220
T-Mobile USA Inc.	3.600%	11/15/60	200	135
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	289
TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	159
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	65
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	173
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	99
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	167
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	204
Verisign Inc.	2.700%	6/15/31	200	167
Verizon Communications Inc.	0.850%	11/20/25	500	470
Verizon Communications Inc.	1.450%	3/20/26	500	468
Verizon Communications Inc.	2.625%	8/15/26	475	450
Verizon Communications Inc.	4.125%	3/16/27	550	536
Verizon Communications Inc.	3.000%	3/22/27	150	142
Verizon Communications Inc.	2.100%	3/22/28	600	540
Verizon Communications Inc.	4.329%	9/21/28	829	806
Verizon Communications Inc.	4.016%	12/3/29	727	687
Verizon Communications Inc.	3.150%	3/22/30	310	279
Verizon Communications Inc.	1.680%	10/30/30	527	428

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	1.750%	1/20/31	500	405
Verizon Communications Inc.	2.550%	3/21/31	800	680
Verizon Communications Inc.	2.355%	3/15/32	333	272
Verizon Communications Inc.	5.050%	5/9/33	177	175
Verizon Communications Inc.	4.500%	8/10/33	575	541
Verizon Communications Inc.	4.400%	11/1/34	325	301
Verizon Communications Inc.	4.272%	1/15/36	256	232
Verizon Communications Inc.	4.812%	3/15/39	250	232
Verizon Communications Inc.	2.650%	11/20/40	650	448
Verizon Communications Inc.	3.400%	3/22/41	600	459
Verizon Communications Inc.	2.850%	9/3/41	200	140
Verizon Communications Inc.	4.750%	11/1/41	200	184
Verizon Communications Inc.	6.550%	9/15/43	125	137
Verizon Communications Inc.	4.125%	8/15/46	250	202
Verizon Communications Inc.	4.862%	8/21/46	639	580
Verizon Communications Inc.	4.522%	9/15/48	176	151
Verizon Communications Inc.	4.000%	3/22/50	250	195
Verizon Communications Inc.	2.875%	11/20/50	500	315
Verizon Communications Inc.	3.550%	3/22/51	900	648
Verizon Communications Inc.	5.500%	2/23/54	250	245
Verizon Communications Inc.	2.987%	10/30/56	900	551
Verizon Communications Inc.	3.000%	11/20/60	500	299
Verizon Communications Inc.	3.700%	3/22/61	500	353
Vodafone Group plc	4.375%	5/30/28	103	101
Vodafone Group plc	7.875%	2/15/30	150	169
Vodafone Group plc	6.250%	11/30/32	100	106
Vodafone Group plc	6.150%	2/27/37	200	212
Vodafone Group plc	5.250%	5/30/48	83	77
Vodafone Group plc	4.875%	6/19/49	350	303
Vodafone Group plc	4.250%	9/17/50	300	234
Vodafone Group plc	5.625%	2/10/53	310	297
Vodafone Group plc	5.750%	6/28/54	250	242
Vodafone Group plc	5.125%	6/19/59	100	87
Vodafone Group plc	5.750%	2/10/63	125	119
Vodafone Group plc	5.875%	6/28/64	200	192
Walt Disney Co.	3.700%	10/15/25	125	123
Walt Disney Co.	1.750%	1/13/26	300	285
Walt Disney Co.	2.200%	1/13/28	200	183
Walt Disney Co.	2.000%	9/1/29	400	347
Walt Disney Co.	3.800%	3/22/30	240	227
Walt Disney Co.	2.650%	1/13/31	700	611
Walt Disney Co.	6.200%	12/15/34	400	435
Walt Disney Co.	6.400%	12/15/35	149	163
Walt Disney Co.	6.650%	11/15/37	200	225
Walt Disney Co.	4.625%	3/23/40	75	69
Walt Disney Co.	3.500%	5/13/40	250	199
Walt Disney Co.	5.400%	10/1/43	100	99
Walt Disney Co.	4.750%	9/15/44	175	158
Walt Disney Co.	2.750%	9/1/49	225	143
Walt Disney Co.	4.700%	3/23/50	395	357
Walt Disney Co.	3.600%	1/13/51	400	298
Walt Disney Co.	3.800%	5/13/60	300	222
Warnermedia Holdings Inc.	3.755%	3/15/27	800	759
Warnermedia Holdings Inc.	4.054%	3/15/29	300	277
Warnermedia Holdings Inc.	4.279%	3/15/32	1,000	873
Warnermedia Holdings Inc.	5.050%	3/15/42	850	691
Warnermedia Holdings Inc.	5.141%	3/15/52	1,400	1,089
Warnermedia Holdings Inc.	5.391%	3/15/62	350	273
Weibo Corp.	3.375%	7/8/30	200	175
				91,397
Consumer Discretionary (1.8%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	378
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	248
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	258
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	170
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	178
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	127
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	79
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	183

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	5.200%	12/3/25	225	225
	Amazon.com Inc.	1.000%	5/12/26	600	558
	Amazon.com Inc.	3.300%	4/13/27	600	575
	Amazon.com Inc.	3.150%	8/22/27	725	689
	Amazon.com Inc.	4.550%	12/1/27	500	496
	Amazon.com Inc.	1.650%	5/12/28	500	445
	Amazon.com Inc.	3.450%	4/13/29	300	285
	Amazon.com Inc.	1.500%	6/3/30	405	337
	Amazon.com Inc.	2.100%	5/12/31	500	421
	Amazon.com Inc.	3.600%	4/13/32	500	459
	Amazon.com Inc.	4.700%	12/1/32	500	496
	Amazon.com Inc.	4.800%	12/5/34	225	223
	Amazon.com Inc.	3.875%	8/22/37	600	530
	Amazon.com Inc.	2.875%	5/12/41	500	367
	Amazon.com Inc.	4.050%	8/22/47	600	500
	Amazon.com Inc.	2.500%	6/3/50	800	489
	Amazon.com Inc.	3.100%	5/12/51	700	481
	Amazon.com Inc.	3.950%	4/13/52	400	322
	Amazon.com Inc.	2.700%	6/3/60	400	235
	Amazon.com Inc.	3.250%	5/12/61	200	133
	Amazon.com Inc.	4.100%	4/13/62	400	320
	American Honda Finance Corp.	1.200%	7/8/25	200	192
	American Honda Finance Corp.	4.950%	1/9/26	200	199
	American Honda Finance Corp.	5.250%	7/7/26	200	200
	American Honda Finance Corp.	2.350%	1/8/27	100	94
	American Honda Finance Corp.	4.900%	3/12/27	200	199
	American Honda Finance Corp.	2.000%	3/24/28	100	90
	American Honda Finance Corp.	5.125%	7/7/28	200	201
	American Honda Finance Corp.	5.650%	11/15/28	200	205
	American Honda Finance Corp.	2.250%	1/12/29	100	89
	American Honda Finance Corp.	4.900%	3/13/29	100	100
	American Honda Finance Corp.	4.600%	4/17/30	200	196
	American Honda Finance Corp.	1.800%	1/13/31	300	246
	American Honda Finance Corp.	4.900%	1/10/34	200	194
[3]	American University	3.672%	4/1/49	110	86
	Aptiv plc	4.350%	3/15/29	50	48
	Aptiv plc	4.400%	10/1/46	50	39
	Aptiv plc	5.400%	3/15/49	50	45
	Aptiv plc	3.100%	12/1/51	250	153
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	173
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	149
	AutoNation Inc.	4.500%	10/1/25	150	148
	AutoNation Inc.	3.800%	11/15/27	75	71
	AutoNation Inc.	3.850%	3/1/32	250	222
	AutoZone Inc.	3.750%	6/1/27	100	96
	AutoZone Inc.	3.750%	4/18/29	100	94
	AutoZone Inc.	5.100%	7/15/29	200	199
	AutoZone Inc.	4.000%	4/15/30	250	235
	AutoZone Inc.	1.650%	1/15/31	200	160
	AutoZone Inc.	4.750%	8/1/32	200	192
	AutoZone Inc.	6.550%	11/1/33	150	161
	AutoZone Inc.	5.400%	7/15/34	200	198
	Best Buy Co. Inc.	4.450%	10/1/28	200	195
	BorgWarner Inc.	2.650%	7/1/27	200	186
	BorgWarner Inc.	4.375%	3/15/45	100	80
	Brunswick Corp.	5.850%	3/18/29	75	75
	California Endowment	2.498%	4/1/51	50	31
	California Institute of Technology	4.321%	8/1/45	70	62
	California Institute of Technology	4.700%	11/1/11	50	43
	California Institute of Technology	3.650%	9/1/19	100	67
	Choice Hotels International Inc.	5.850%	8/1/34	200	197
	Claremont Mckenna College	3.775%	1/1/22	150	100
	Cornell University	4.835%	6/15/34	125	124
	Darden Restaurants Inc.	3.850%	5/1/27	200	192
	Darden Restaurants Inc.	4.550%	2/15/48	50	41
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	170
	Dick's Sporting Goods Inc.	4.100%	1/15/52	250	176
[3]	Duke University	2.682%	10/1/44	100	73
[3]	Duke University	2.757%	10/1/50	50	33
[3]	Duke University	2.832%	10/1/55	125	81

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
eBay Inc.	1.400%	5/10/26	200	186
eBay Inc.	3.600%	6/5/27	300	288
eBay Inc.	2.700%	3/11/30	200	176
eBay Inc.	2.600%	5/10/31	200	170
eBay Inc.	4.000%	7/15/42	200	160
eBay Inc.	3.650%	5/10/51	200	143
Emory University	2.143%	9/1/30	150	128
Emory University	2.969%	9/1/50	50	34
Ford Foundation	2.415%	6/1/50	60	36
Ford Foundation	2.815%	6/1/70	150	87
Ford Motor Co.	9.625%	4/22/30	50	58
Ford Motor Co.	7.450%	7/16/31	60	64
Ford Motor Co.	3.250%	2/12/32	451	373
Ford Motor Co.	6.100%	8/19/32	131	131
Ford Motor Co.	4.750%	1/15/43	149	121
Ford Motor Co.	7.400%	11/1/46	230	248
Ford Motor Co.	5.291%	12/8/46	97	85
Ford Motor Credit Co. LLC	4.134%	8/4/25	250	245
Ford Motor Credit Co. LLC	4.542%	8/1/26	200	195
Ford Motor Credit Co. LLC	2.700%	8/10/26	208	195
Ford Motor Credit Co. LLC	4.271%	1/9/27	200	193
Ford Motor Credit Co. LLC	5.850%	5/17/27	200	200
Ford Motor Credit Co. LLC	4.950%	5/28/27	208	203
Ford Motor Credit Co. LLC	4.125%	8/17/27	2,718	2,583
Ford Motor Credit Co. LLC	3.815%	11/2/27	200	188
Ford Motor Credit Co. LLC	7.350%	11/4/27	208	217
Ford Motor Credit Co. LLC	2.900%	2/16/28	200	181
Ford Motor Credit Co. LLC	6.800%	5/12/28	208	214
Ford Motor Credit Co. LLC	6.798%	11/7/28	400	414
Ford Motor Credit Co. LLC	2.900%	2/10/29	200	176
Ford Motor Credit Co. LLC	5.800%	3/8/29	300	299
Ford Motor Credit Co. LLC	5.113%	5/3/29	458	443
Ford Motor Credit Co. LLC	7.350%	3/6/30	201	213
Ford Motor Credit Co. LLC	4.000%	11/13/30	260	232
Ford Motor Credit Co. LLC	3.625%	6/17/31	200	172
Ford Motor Credit Co. LLC	7.122%	11/7/33	200	211
Ford Motor Credit Co. LLC	6.125%	3/8/34	600	594
Fortune Brands Home & Security Inc.	4.000%	3/25/32	80	73
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	45
Fortune Brands Innovations Inc.	5.875%	6/1/33	100	101
Fortune Brands Innovations Inc.	4.500%	3/25/52	80	63
General Motors Co.	6.125%	10/1/25	600	603
General Motors Co.	6.800%	10/1/27	100	104
General Motors Co.	5.600%	10/15/32	100	100
General Motors Co.	5.000%	4/1/35	165	154
General Motors Co.	6.600%	4/1/36	250	262
General Motors Co.	5.150%	4/1/38	225	207
General Motors Co.	6.250%	10/2/43	210	209
General Motors Co.	5.200%	4/1/45	230	202
General Motors Co.	5.400%	4/1/48	200	179
General Motors Co.	5.950%	4/1/49	175	170
General Motors Financial Co. Inc.	5.250%	3/1/26	150	149
General Motors Financial Co. Inc.	5.400%	4/6/26	200	200
General Motors Financial Co. Inc.	1.500%	6/10/26	200	185
General Motors Financial Co. Inc.	4.350%	1/17/27	325	317
General Motors Financial Co. Inc.	5.000%	4/9/27	250	247
General Motors Financial Co. Inc.	5.400%	5/8/27	200	200
General Motors Financial Co. Inc.	5.350%	7/15/27	100	100
General Motors Financial Co. Inc.	2.700%	8/20/27	500	461
General Motors Financial Co. Inc.	2.400%	4/10/28	200	179
General Motors Financial Co. Inc.	5.800%	6/23/28	250	253
General Motors Financial Co. Inc.	2.400%	10/15/28	200	177
General Motors Financial Co. Inc.	5.800%	1/7/29	500	505
General Motors Financial Co. Inc.	4.300%	4/6/29	500	475
General Motors Financial Co. Inc.	5.550%	7/15/29	200	200
General Motors Financial Co. Inc.	3.600%	6/21/30	400	359
General Motors Financial Co. Inc.	2.350%	1/8/31	300	246
General Motors Financial Co. Inc.	5.750%	2/8/31	175	175
General Motors Financial Co. Inc.	2.700%	6/10/31	200	166
General Motors Financial Co. Inc.	5.600%	6/18/31	75	74

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	6.400%	1/9/33	100	104
	General Motors Financial Co. Inc.	6.100%	1/7/34	500	506
	General Motors Financial Co. Inc.	5.950%	4/4/34	200	200
	Genuine Parts Co.	6.875%	11/1/33	75	82
	George Washington University	4.126%	9/15/48	150	127
	Georgetown University	4.315%	4/1/49	68	59
	Georgetown University	2.943%	4/1/50	100	67
	Georgetown University	5.215%	10/1/18	59	54
	Harley-Davidson Inc.	3.500%	7/28/25	100	98
	Harley-Davidson Inc.	4.625%	7/28/45	125	101
	Hasbro Inc.	3.900%	11/19/29	350	323
	Hasbro Inc.	6.350%	3/15/40	125	128
	Hasbro Inc.	5.100%	5/15/44	50	43
	Home Depot Inc.	5.100%	12/24/25	575	575
	Home Depot Inc.	5.150%	6/25/26	350	350
	Home Depot Inc.	2.500%	4/15/27	395	370
	Home Depot Inc.	4.875%	6/25/27	200	200
	Home Depot Inc.	2.800%	9/14/27	200	187
	Home Depot Inc.	2.950%	6/15/29	600	550
	Home Depot Inc.	4.750%	6/25/29	200	199
	Home Depot Inc.	2.700%	4/15/30	445	396
	Home Depot Inc.	1.375%	3/15/31	500	398
	Home Depot Inc.	4.850%	6/25/31	175	174
	Home Depot Inc.	1.875%	9/15/31	200	163
	Home Depot Inc.	3.250%	4/15/32	200	177
	Home Depot Inc.	4.500%	9/15/32	200	194
	Home Depot Inc.	4.950%	6/25/34	100	99
	Home Depot Inc.	5.875%	12/16/36	825	874
	Home Depot Inc.	3.300%	4/15/40	295	230
	Home Depot Inc.	5.950%	4/1/41	175	185
	Home Depot Inc.	4.200%	4/1/43	200	170
	Home Depot Inc.	4.875%	2/15/44	300	278
	Home Depot Inc.	4.400%	3/15/45	100	87
	Home Depot Inc.	4.250%	4/1/46	330	278
	Home Depot Inc.	3.900%	6/15/47	250	198
	Home Depot Inc.	4.500%	12/6/48	225	195
	Home Depot Inc.	3.350%	4/15/50	175	124
	Home Depot Inc.	2.375%	3/15/51	200	115
	Home Depot Inc.	2.750%	9/15/51	300	187
	Home Depot Inc.	3.625%	4/15/52	500	370
	Home Depot Inc.	4.950%	9/15/52	250	231
	Home Depot Inc.	5.300%	6/25/54	300	293
	Home Depot Inc.	5.400%	6/25/64	135	132
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	187
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	175
	Howard University	5.209%	10/1/52	50	45
	Hyatt Hotels Corp.	4.850%	3/15/26	200	198
	Hyatt Hotels Corp.	4.375%	9/15/28	75	72
	Hyatt Hotels Corp.	5.250%	6/30/29	50	50
	Hyatt Hotels Corp.	5.750%	4/23/30	200	203
	Hyatt Hotels Corp.	5.500%	6/30/34	50	49
	JD.com Inc.	3.875%	4/29/26	200	195
	JD.com Inc.	3.375%	1/14/30	200	182
[3]	Johns Hopkins University	4.083%	7/1/53	75	63
	Johns Hopkins University	4.705%	7/1/32	75	74
	Las Vegas Sands Corp.	5.900%	6/1/27	100	101
	Las Vegas Sands Corp.	6.000%	8/15/29	50	50
	Las Vegas Sands Corp.	6.200%	8/15/34	50	50
	Lear Corp.	3.800%	9/15/27	41	39
	Lear Corp.	4.250%	5/15/29	150	143
	Lear Corp.	3.500%	5/30/30	100	90
	Lear Corp.	5.250%	5/15/49	125	111
	Leggett & Platt Inc.	3.500%	11/15/27	125	115
	Leggett & Platt Inc.	4.400%	3/15/29	75	69
	Leggett & Platt Inc.	3.500%	11/15/51	100	65
	Leland Stanford Junior University	3.647%	5/1/48	200	161
	Lennar Corp.	5.250%	6/1/26	200	199
	Lowe's Cos. Inc.	4.400%	9/8/25	150	148
	Lowe's Cos. Inc.	3.375%	9/15/25	200	195
	Lowe's Cos. Inc.	4.800%	4/1/26	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	2.500%	4/15/26	250	238
	Lowe's Cos. Inc.	3.100%	5/3/27	350	331
	Lowe's Cos. Inc.	1.300%	4/15/28	260	227
	Lowe's Cos. Inc.	1.700%	9/15/28	200	175
	Lowe's Cos. Inc.	6.500%	3/15/29	67	71
	Lowe's Cos. Inc.	3.650%	4/5/29	300	282
	Lowe's Cos. Inc.	4.500%	4/15/30	250	243
	Lowe's Cos. Inc.	1.700%	10/15/30	300	245
	Lowe's Cos. Inc.	2.625%	4/1/31	500	427
	Lowe's Cos. Inc.	3.750%	4/1/32	500	454
	Lowe's Cos. Inc.	5.000%	4/15/33	250	246
	Lowe's Cos. Inc.	5.150%	7/1/33	100	100
	Lowe's Cos. Inc.	2.800%	9/15/41	200	137
	Lowe's Cos. Inc.	4.250%	9/15/44	28	22
	Lowe's Cos. Inc.	3.700%	4/15/46	250	184
	Lowe's Cos. Inc.	4.050%	5/3/47	300	232
	Lowe's Cos. Inc.	3.000%	10/15/50	300	188
	Lowe's Cos. Inc.	4.250%	4/1/52	300	236
	Lowe's Cos. Inc.	5.625%	4/15/53	200	194
	Lowe's Cos. Inc.	5.750%	7/1/53	200	197
	Lowe's Cos. Inc.	4.450%	4/1/62	100	78
	Lowe's Cos. Inc.	5.800%	9/15/62	200	194
	Lowe's Cos. Inc.	5.850%	4/1/63	200	195
	Magna International Inc.	4.150%	10/1/25	100	98
	Magna International Inc.	5.050%	3/14/29	150	150
	Magna International Inc.	2.450%	6/15/30	100	86
	Marriott International Inc.	3.750%	10/1/25	65	64
	Marriott International Inc.	3.125%	6/15/26	1,083	1,039
	Marriott International Inc.	4.000%	4/15/28	50	48
	Marriott International Inc.	4.625%	6/15/30	200	194
	Marriott International Inc.	2.850%	4/15/31	300	257
	Marriott International Inc.	5.300%	5/15/34	200	196
	Masco Corp.	3.500%	11/15/27	100	95
	Masco Corp.	1.500%	2/15/28	200	175
	Masco Corp.	2.000%	2/15/31	100	81
	Masco Corp.	4.500%	5/15/47	100	83
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	114
	Massachusetts Institute of Technology	2.989%	7/1/50	85	60
	Massachusetts Institute of Technology	3.067%	4/1/52	100	71
	Massachusetts Institute of Technology	5.600%	7/1/11	130	137
	Massachusetts Institute of Technology	4.678%	7/1/14	125	111
	Massachusetts Institute of Technology	3.885%	7/1/16	100	74
	McDonald's Corp.	3.300%	7/1/25	497	487
	McDonald's Corp.	3.700%	1/30/26	300	293
	McDonald's Corp.	3.500%	3/1/27	200	192
	McDonald's Corp.	3.500%	7/1/27	315	302
	McDonald's Corp.	3.800%	4/1/28	350	336
	McDonald's Corp.	4.800%	8/14/28	200	199
	McDonald's Corp.	2.625%	9/1/29	200	179
	McDonald's Corp.	2.125%	3/1/30	200	172
	McDonald's Corp.	3.600%	7/1/30	200	185
	McDonald's Corp.	5.200%	5/17/34	200	201
	McDonald's Corp.	4.700%	12/9/35	200	190
	McDonald's Corp.	6.300%	10/15/37	150	161
	McDonald's Corp.	6.300%	3/1/38	100	107
	McDonald's Corp.	5.700%	2/1/39	100	102
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	76
	McDonald's Corp.	4.600%	5/26/45	210	182
	McDonald's Corp.	4.875%	12/9/45	300	270
	McDonald's Corp.	4.450%	3/1/47	250	210
	McDonald's Corp.	4.450%	9/1/48	150	126
	McDonald's Corp.	3.625%	9/1/49	200	145
	McDonald's Corp.	4.200%	4/1/50	200	160
	MDC Holdings Inc.	2.500%	1/15/31	100	89
	MDC Holdings Inc.	6.000%	1/15/43	100	105
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	297
	Mohawk Industries Inc.	3.625%	5/15/30	125	115
	NIKE Inc.	2.375%	11/1/26	200	189
	NIKE Inc.	2.750%	3/27/27	200	189

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NIKE Inc.	2.850%	3/27/30	200	180
	NIKE Inc.	3.625%	5/1/43	125	99
	NIKE Inc.	3.875%	11/1/45	225	181
	NIKE Inc.	3.375%	3/27/50	300	216
[3]	Northwestern University	4.643%	12/1/44	75	71
[3]	Northwestern University	2.640%	12/1/50	50	33
[3]	Northwestern University	3.662%	12/1/57	75	57
	NVR Inc.	3.000%	5/15/30	200	177
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	202
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	310
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	403
	President and Fellows of Harvard College	4.609%	2/15/35	175	171
	President and Fellows of Harvard College	4.875%	10/15/40	225	219
	President and Fellows of Harvard College	3.150%	7/15/46	100	74
	President and Fellows of Harvard College	3.745%	11/15/52	100	80
	PulteGroup Inc.	6.375%	5/15/33	300	315
	Ralph Lauren Corp.	3.750%	9/15/25	50	49
	Ralph Lauren Corp.	2.950%	6/15/30	200	179
	Rockefeller Foundation	2.492%	10/1/50	250	155
	Ross Stores Inc.	1.875%	4/15/31	200	164
	Sands China Ltd.	5.125%	8/8/25	400	397
	Sands China Ltd.	4.050%	1/8/26	200	194
	Sands China Ltd.	2.300%	3/8/27	200	182
	Sands China Ltd.	5.400%	8/8/28	400	392
	Sands China Ltd.	4.375%	6/18/30	200	184
	Starbucks Corp.	2.450%	6/15/26	200	190
	Starbucks Corp.	4.850%	2/8/27	175	174
	Starbucks Corp.	3.500%	3/1/28	100	95
	Starbucks Corp.	4.000%	11/15/28	200	193
	Starbucks Corp.	3.550%	8/15/29	200	187
	Starbucks Corp.	2.250%	3/12/30	450	388
	Starbucks Corp.	2.550%	11/15/30	550	474
	Starbucks Corp.	4.900%	2/15/31	75	74
	Starbucks Corp.	5.000%	2/15/34	75	73
	Starbucks Corp.	4.300%	6/15/45	50	41
	Starbucks Corp.	3.750%	12/1/47	125	93
	Starbucks Corp.	4.500%	11/15/48	200	167
	Starbucks Corp.	3.350%	3/12/50	100	68
	Starbucks Corp.	3.500%	11/15/50	300	211
	Tapestry Inc.	7.050%	11/27/25	200	203
	Tapestry Inc.	7.000%	11/27/26	200	206
	Tapestry Inc.	4.125%	7/15/27	23	22
	Tapestry Inc.	7.350%	11/27/28	200	208
	Tapestry Inc.	3.050%	3/15/32	200	161
	TJX Cos. Inc.	2.250%	9/15/26	350	330
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	241
	Toyota Motor Corp.	1.339%	3/25/26	500	469
	Toyota Motor Corp.	2.760%	7/2/29	100	92
	Toyota Motor Credit Corp.	5.600%	9/11/25	200	201
	Toyota Motor Credit Corp.	4.800%	1/5/26	200	199
	Toyota Motor Credit Corp.	5.200%	5/15/26	200	200
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	142
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	185
	Toyota Motor Credit Corp.	5.400%	11/20/26	200	201
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	191
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	74
	Toyota Motor Credit Corp.	5.000%	3/19/27	200	200
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	446
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	247
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	94
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	180
	Toyota Motor Credit Corp.	5.250%	9/11/28	200	202
	Toyota Motor Credit Corp.	4.650%	1/5/29	200	198
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	503
	Toyota Motor Credit Corp.	5.050%	5/16/29	100	100
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	129
	Toyota Motor Credit Corp.	3.375%	4/1/30	200	184
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	99
	Toyota Motor Credit Corp.	5.550%	11/20/30	200	205
	Toyota Motor Credit Corp.	5.100%	3/21/31	200	200

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	162
	Toyota Motor Credit Corp.	4.800%	1/5/34	200	194
	Tractor Supply Co.	1.750%	11/1/30	200	162
	Trustees of Boston College	3.129%	7/1/52	100	70
[3]	Trustees of Boston University	4.061%	10/1/48	50	42
	Trustees of Princeton University	5.700%	3/1/39	150	160
	Trustees of Princeton University	2.516%	7/1/50	150	97
	Trustees of Princeton University	4.201%	3/1/52	100	88
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	121
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	44
[3]	University of Chicago	2.547%	4/1/50	100	65
[3]	University of Chicago	4.003%	10/1/53	100	82
	University of Miami	4.063%	4/1/52	100	80
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	78
	University of Notre Dame du Lac	3.394%	2/15/48	125	96
[3]	University of Southern California	3.028%	10/1/39	100	80
[3]	University of Southern California	3.841%	10/1/47	100	82
	University of Southern California	2.945%	10/1/51	200	135
	University of Southern California	5.250%	10/1/11	100	97
	VF Corp.	2.950%	4/23/30	200	166
	Washington University	3.524%	4/15/54	100	77
	Washington University	4.349%	4/15/22	50	40
	Whirlpool Corp.	4.750%	2/26/29	150	148
	Whirlpool Corp.	5.500%	3/1/33	100	99
	Whirlpool Corp.	5.750%	3/1/34	125	125
	Whirlpool Corp.	4.500%	6/1/46	100	80
	Whirlpool Corp.	4.600%	5/15/50	75	60
[3]	William Marsh Rice University	3.574%	5/15/45	150	121
	Yale University	1.482%	4/15/30	100	84
	Yale University	2.402%	4/15/50	100	62
					76,630
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	107
	Altria Group Inc.	5.800%	2/14/39	120	120
	Altria Group Inc.	3.400%	2/4/41	500	360
	Altria Group Inc.	4.250%	8/9/42	275	219
	Altria Group Inc.	4.500%	5/2/43	125	103
	Altria Group Inc.	5.375%	1/31/44	350	328
	Altria Group Inc.	3.875%	9/16/46	425	306
	Altria Group Inc.	5.950%	2/14/49	155	152
	Altria Group Inc.	3.700%	2/4/51	750	505
	Altria Group Inc.	6.200%	2/14/59	70	70
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,139
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,130	1,962
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	95
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	450	401
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	435
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	562
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	929
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	174
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	250
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	191
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	380
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	305
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	117	103
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	514
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	604
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	175	155
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	161
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	190
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	85
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	96
	Archer-Daniels-Midland Co.	3.750%	9/15/47	50	38
	Archer-Daniels-Midland Co.	4.500%	3/15/49	125	106
	Archer-Daniels-Midland Co.	2.700%	9/15/51	200	123
	BAT Capital Corp.	4.700%	4/2/27	330	325
	BAT Capital Corp.	3.557%	8/15/27	231	219
	BAT Capital Corp.	2.259%	3/25/28	500	448
	BAT Capital Corp.	6.343%	8/2/30	200	209

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
BAT Capital Corp.	5.834%	2/20/31	200	203
BAT Capital Corp.	2.726%	3/25/31	500	422
BAT Capital Corp.	7.750%	10/19/32	100	112
BAT Capital Corp.	6.421%	8/2/33	200	209
BAT Capital Corp.	6.000%	2/20/34	200	202
BAT Capital Corp.	4.390%	8/15/37	525	443
BAT Capital Corp.	4.540%	8/15/47	383	294
BAT Capital Corp.	4.758%	9/6/49	250	197
BAT Capital Corp.	5.650%	3/16/52	200	179
BAT Capital Corp.	7.081%	8/2/53	75	80
BAT International Finance plc	5.931%	2/2/29	200	205
Brown-Forman Corp.	4.750%	4/15/33	200	196
Brown-Forman Corp.	4.500%	7/15/45	100	88
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	191
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	300
Campbell Soup Co.	4.150%	3/15/28	175	170
Campbell Soup Co.	5.200%	3/21/29	100	100
Campbell Soup Co.	5.400%	3/21/34	175	174
Campbell Soup Co.	4.800%	3/15/48	135	118
Campbell Soup Co.	3.125%	4/24/50	100	65
Church & Dwight Co. Inc.	3.150%	8/1/27	100	95
Church & Dwight Co. Inc.	3.950%	8/1/47	75	59
Clorox Co.	3.100%	10/1/27	50	47
Clorox Co.	3.900%	5/15/28	50	48
Clorox Co.	4.400%	5/1/29	150	146
Clorox Co.	1.800%	5/15/30	50	42
Coca-Cola Co.	3.375%	3/25/27	200	193
Coca-Cola Co.	2.900%	5/25/27	559	530
Coca-Cola Co.	1.000%	3/15/28	500	439
Coca-Cola Co.	2.125%	9/6/29	125	110
Coca-Cola Co.	3.450%	3/25/30	250	234
Coca-Cola Co.	1.375%	3/15/31	100	80
Coca-Cola Co.	5.000%	5/13/34	100	100
Coca-Cola Co.	4.125%	3/25/40	100	87
Coca-Cola Co.	2.500%	6/1/40	200	140
Coca-Cola Co.	2.875%	5/5/41	500	367
Coca-Cola Co.	4.200%	3/25/50	175	150
Coca-Cola Co.	2.600%	6/1/50	550	342
Coca-Cola Co.	5.300%	5/13/54	100	99
Coca-Cola Co.	2.750%	6/1/60	300	182
Coca-Cola Co.	5.400%	5/13/64	100	99
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	122
Coca-Cola Consolidated Inc.	5.250%	6/1/29	100	100
Coca-Cola Consolidated Inc.	5.450%	6/1/34	54	54
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	177
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	147
Colgate-Palmolive Co.	3.100%	8/15/27	250	238
Colgate-Palmolive Co.	4.000%	8/15/45	150	126
Conagra Brands Inc.	4.600%	11/1/25	150	148
Conagra Brands Inc.	7.000%	10/1/28	75	80
Conagra Brands Inc.	8.250%	9/15/30	50	57
Conagra Brands Inc.	5.300%	11/1/38	200	188
Constellation Brands Inc.	4.400%	11/15/25	100	99
Constellation Brands Inc.	3.700%	12/6/26	425	410
Constellation Brands Inc.	3.500%	5/9/27	150	143
Constellation Brands Inc.	3.600%	2/15/28	175	166
Constellation Brands Inc.	4.650%	11/15/28	75	73
Constellation Brands Inc.	3.150%	8/1/29	225	204
Constellation Brands Inc.	2.875%	5/1/30	356	314
Constellation Brands Inc.	2.250%	8/1/31	200	164
Constellation Brands Inc.	5.250%	11/15/48	225	210
Constellation Brands Inc.	3.750%	5/1/50	125	92
Costco Wholesale Corp.	1.600%	4/20/30	1,200	1,008
Costco Wholesale Corp.	1.750%	4/20/32	200	161
Delhaize America LLC	9.000%	4/15/31	100	118
Diageo Capital plc	1.375%	9/29/25	200	190
Diageo Capital plc	5.300%	10/24/27	250	252
Diageo Capital plc	2.000%	4/29/30	200	171
Diageo Capital plc	2.125%	4/29/32	200	162
Diageo Capital plc	5.875%	9/30/36	50	53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diageo Capital plc	3.875%	4/29/43	250	205
	Diageo Finance plc	5.625%	10/5/33	200	208
	Dollar General Corp.	4.150%	11/1/25	105	103
	Dollar General Corp.	3.875%	4/15/27	150	144
	Dollar General Corp.	4.125%	5/1/28	150	144
	Dollar General Corp.	5.200%	7/5/28	200	200
	Dollar General Corp.	3.500%	4/3/30	100	91
	Dollar General Corp.	5.450%	7/5/33	200	199
	Dollar General Corp.	4.125%	4/3/50	250	190
	Dollar Tree Inc.	4.200%	5/15/28	300	288
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	350
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	110
	Estee Lauder Cos. Inc.	4.650%	5/15/33	200	193
	Estee Lauder Cos. Inc.	5.000%	2/14/34	125	123
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	80
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	85
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	82
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	83
	Flowers Foods Inc.	3.500%	10/1/26	75	72
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	85
	General Mills Inc.	4.200%	4/17/28	375	363
	General Mills Inc.	2.875%	4/15/30	150	133
	General Mills Inc.	2.250%	10/14/31	250	205
	General Mills Inc.	4.950%	3/29/33	200	195
	General Mills Inc.	5.400%	6/15/40	100	98
	Haleon US Capital LLC	3.375%	3/24/27	250	239
	Haleon US Capital LLC	3.375%	3/24/29	250	232
	Haleon US Capital LLC	3.625%	3/24/32	1,000	895
	Hershey Co.	3.200%	8/21/25	65	64
	Hershey Co.	2.300%	8/15/26	100	94
	Hershey Co.	2.450%	11/15/29	130	115
	Hershey Co.	3.125%	11/15/49	150	103
	Hormel Foods Corp.	4.800%	3/30/27	150	149
	Hormel Foods Corp.	1.800%	6/11/30	200	168
	Hormel Foods Corp.	3.050%	6/3/51	200	132
	Ingredion Inc.	3.200%	10/1/26	100	95
	Ingredion Inc.	2.900%	6/1/30	175	154
	J M Smucker Co.	3.375%	12/15/27	150	142
	J M Smucker Co.	5.900%	11/15/28	75	77
	J M Smucker Co.	2.375%	3/15/30	100	87
	J M Smucker Co.	2.125%	3/15/32	100	80
	J M Smucker Co.	6.200%	11/15/33	200	210
	J M Smucker Co.	4.250%	3/15/35	100	89
	J M Smucker Co.	6.500%	11/15/43	130	137
	J M Smucker Co.	4.375%	3/15/45	125	104
	J M Smucker Co.	6.500%	11/15/53	200	215
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	200	186
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	500	492
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	509	506
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	184	195
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/52	400	296
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/52	200	199
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	122	132
	Kellanova	3.250%	4/1/26	125	121
	Kellanova	3.400%	11/15/27	125	118
	Kellanova	4.300%	5/15/28	100	97
	Kellanova	7.450%	4/1/31	125	140
	Kellanova	5.750%	5/16/54	100	100
	Kenvue Inc.	5.050%	3/22/28	200	201
	Kenvue Inc.	4.900%	3/22/33	200	198
	Kenvue Inc.	5.100%	3/22/43	200	193
	Kenvue Inc.	5.050%	3/22/53	425	401
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	97
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	71
	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	200
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	95
	Keurig Dr Pepper Inc.	5.050%	3/15/29	200	200
	Keurig Dr Pepper Inc.	3.950%	4/15/29	250	238
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	135
	Keurig Dr Pepper Inc.	2.250%	3/15/31	200	166

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	5.200%	3/15/31	275	274
Keurig Dr Pepper Inc.	4.050%	4/15/32	150	139
Keurig Dr Pepper Inc.	5.300%	3/15/34	200	199
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	170
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	105
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	112
Keurig Dr Pepper Inc.	4.500%	4/15/52	200	167
Kimberly-Clark Corp.	3.050%	8/15/25	50	49
Kimberly-Clark Corp.	2.750%	2/15/26	100	96
Kimberly-Clark Corp.	1.050%	9/15/27	500	443
Kimberly-Clark Corp.	3.950%	11/1/28	50	48
Kimberly-Clark Corp.	3.200%	4/25/29	150	140
Kimberly-Clark Corp.	3.100%	3/26/30	155	142
Kimberly-Clark Corp.	2.000%	11/2/31	250	208
Kimberly-Clark Corp.	6.625%	8/1/37	250	284
Kimberly-Clark Corp.	5.300%	3/1/41	25	25
Kimberly-Clark Corp.	3.200%	7/30/46	175	124
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	37
Kraft Heinz Foods Co.	3.000%	6/1/26	350	335
Kraft Heinz Foods Co.	3.875%	5/15/27	250	242
Kraft Heinz Foods Co.	3.750%	4/1/30	200	187
Kraft Heinz Foods Co.	4.250%	3/1/31	200	190
Kraft Heinz Foods Co.	6.875%	1/26/39	100	111
Kraft Heinz Foods Co.	6.500%	2/9/40	250	267
Kraft Heinz Foods Co.	5.200%	7/15/45	750	687
Kraft Heinz Foods Co.	4.375%	6/1/46	450	366
Kraft Heinz Foods Co.	4.875%	10/1/49	350	305
Kroger Co.	3.500%	2/1/26	160	155
Kroger Co.	2.650%	10/15/26	140	132
Kroger Co.	3.700%	8/1/27	100	96
Kroger Co.	7.700%	6/1/29	50	55
Kroger Co.	8.000%	9/15/29	125	140
Kroger Co.	2.200%	5/1/30	100	85
Kroger Co.	7.500%	4/1/31	100	112
Kroger Co.	5.400%	7/15/40	50	49
Kroger Co.	5.000%	4/15/42	125	114
Kroger Co.	5.150%	8/1/43	100	92
Kroger Co.	4.450%	2/1/47	150	124
Kroger Co.	4.650%	1/15/48	225	191
Kroger Co.	3.950%	1/15/50	150	116
McCormick & Co. Inc.	3.400%	8/15/27	150	143
McCormick & Co. Inc.	2.500%	4/15/30	250	217
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	349
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	102
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	130
Molson Coors Beverage Co.	3.000%	7/15/26	375	359
Molson Coors Beverage Co.	5.000%	5/1/42	200	183
Molson Coors Beverage Co.	4.200%	7/15/46	375	299
Mondelez International Inc.	2.625%	3/17/27	200	187
Mondelez International Inc.	4.750%	2/20/29	100	99
Mondelez International Inc.	2.750%	4/13/30	115	102
Mondelez International Inc.	1.875%	10/15/32	500	393
Mondelez International Inc.	2.625%	9/4/50	250	150
PepsiCo Inc.	3.500%	7/17/25	452	444
PepsiCo Inc.	2.375%	10/6/26	225	213
PepsiCo Inc.	2.625%	3/19/27	100	94
PepsiCo Inc.	3.000%	10/15/27	325	307
PepsiCo Inc.	4.450%	5/15/28	200	199
PepsiCo Inc.	2.625%	7/29/29	200	181
PepsiCo Inc.	2.750%	3/19/30	345	309
PepsiCo Inc.	1.625%	5/1/30	200	167
PepsiCo Inc.	1.400%	2/25/31	200	161
PepsiCo Inc.	3.500%	3/19/40	175	142
PepsiCo Inc.	2.625%	10/21/41	200	140
PepsiCo Inc.	3.600%	8/13/42	100	79
PepsiCo Inc.	4.450%	4/14/46	300	265
PepsiCo Inc.	3.450%	10/6/46	300	226
PepsiCo Inc.	4.000%	5/2/47	100	81
PepsiCo Inc.	3.375%	7/29/49	240	174
PepsiCo Inc.	2.875%	10/15/49	325	216

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	2.750%	10/21/51	50	32
PepsiCo Inc.	3.875%	3/19/60	150	117
Philip Morris International Inc.	3.375%	8/11/25	150	147
Philip Morris International Inc.	5.000%	11/17/25	700	697
Philip Morris International Inc.	2.750%	2/25/26	305	292
Philip Morris International Inc.	4.750%	2/12/27	400	397
Philip Morris International Inc.	5.125%	11/17/27	200	200
Philip Morris International Inc.	3.125%	3/2/28	100	93
Philip Morris International Inc.	4.875%	2/13/29	200	198
Philip Morris International Inc.	3.375%	8/15/29	250	231
Philip Morris International Inc.	5.625%	11/17/29	200	204
Philip Morris International Inc.	5.125%	2/15/30	200	199
Philip Morris International Inc.	2.100%	5/1/30	150	127
Philip Morris International Inc.	5.500%	9/7/30	244	247
Philip Morris International Inc.	1.750%	11/1/30	500	407
Philip Morris International Inc.	5.125%	2/13/31	225	222
Philip Morris International Inc.	5.750%	11/17/32	700	715
Philip Morris International Inc.	5.375%	2/15/33	200	199
Philip Morris International Inc.	5.625%	9/7/33	114	115
Philip Morris International Inc.	5.250%	2/13/34	400	392
Philip Morris International Inc.	6.375%	5/16/38	200	215
Philip Morris International Inc.	4.375%	11/15/41	500	421
Philip Morris International Inc.	4.500%	3/20/42	125	107
Philip Morris International Inc.	3.875%	8/21/42	25	20
Pilgrim's Pride Corp.	3.500%	3/1/32	500	423
Procter & Gamble Co.	0.550%	10/29/25	300	283
Procter & Gamble Co.	2.800%	3/25/27	500	475
Procter & Gamble Co.	3.000%	3/25/30	500	460
Procter & Gamble Co.	1.200%	10/29/30	300	244
Procter & Gamble Co.	4.550%	1/29/34	200	196
Procter & Gamble Co.	5.550%	3/5/37	150	159
Procter & Gamble Co.	3.550%	3/25/40	188	157
Procter & Gamble Co.	3.500%	10/25/47	169	133
Reynolds American Inc.	5.700%	8/15/35	175	171
Reynolds American Inc.	7.250%	6/15/37	100	108
Reynolds American Inc.	6.150%	9/15/43	75	72
Reynolds American Inc.	5.850%	8/15/45	450	416
Sysco Corp.	3.750%	10/1/25	75	73
Sysco Corp.	3.300%	7/15/26	250	240
Sysco Corp.	3.250%	7/15/27	175	166
Sysco Corp.	5.750%	1/17/29	100	102
Sysco Corp.	2.400%	2/15/30	100	87
Sysco Corp.	5.950%	4/1/30	166	173
Sysco Corp.	6.000%	1/17/34	100	105
Sysco Corp.	6.600%	4/1/40	175	189
Sysco Corp.	4.500%	4/1/46	200	168
Sysco Corp.	4.450%	3/15/48	100	83
Sysco Corp.	6.600%	4/1/50	250	278
Sysco Corp.	3.150%	12/14/51	250	164
Target Corp.	2.500%	4/15/26	175	168
Target Corp.	1.950%	1/15/27	100	93
Target Corp.	3.375%	4/15/29	200	188
Target Corp.	2.650%	9/15/30	250	222
Target Corp.	4.500%	9/15/32	200	193
Target Corp.	6.500%	10/15/37	103	114
Target Corp.	7.000%	1/15/38	125	146
Target Corp.	3.900%	11/15/47	300	238
Target Corp.	4.800%	1/15/53	250	227
Tyson Foods Inc.	4.000%	3/1/26	100	98
Tyson Foods Inc.	3.550%	6/2/27	275	263
Tyson Foods Inc.	4.350%	3/1/29	280	269
Tyson Foods Inc.	5.700%	3/15/34	150	149
Tyson Foods Inc.	5.150%	8/15/44	200	175
Tyson Foods Inc.	5.100%	9/28/48	275	240
Unilever Capital Corp.	3.100%	7/30/25	225	220
Unilever Capital Corp.	2.000%	7/28/26	125	117
Unilever Capital Corp.	4.875%	9/8/28	200	200
Unilever Capital Corp.	1.375%	9/14/30	300	244
Unilever Capital Corp.	1.750%	8/12/31	500	406
Unilever Capital Corp.	5.900%	11/15/32	200	212

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Unilever Capital Corp.	5.000%	12/8/33	200	200
Walmart Inc.	3.900%	9/9/25	225	222
Walmart Inc.	4.000%	4/15/26	100	98
Walmart Inc.	3.050%	7/8/26	250	242
Walmart Inc.	1.050%	9/17/26	100	92
Walmart Inc.	3.250%	7/8/29	250	235
Walmart Inc.	2.375%	9/24/29	175	157
Walmart Inc.	1.800%	9/22/31	100	82
Walmart Inc.	4.150%	9/9/32	250	241
Walmart Inc.	4.100%	4/15/33	250	238
Walmart Inc.	5.250%	9/1/35	192	197
Walmart Inc.	6.200%	4/15/38	315	352
Walmart Inc.	3.950%	6/28/38	275	247
Walmart Inc.	5.000%	10/25/40	100	99
Walmart Inc.	4.000%	4/11/43	274	234
Walmart Inc.	3.625%	12/15/47	265	205
Walmart Inc.	4.050%	6/29/48	375	311
Walmart Inc.	2.650%	9/22/51	200	125
Walmart Inc.	4.500%	9/9/52	200	177
Walmart Inc.	4.500%	4/15/53	250	221
				70,120
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	44	42
Apache Corp.	4.250%	1/15/30	90	84
Apache Corp.	6.000%	1/15/37	77	76
Apache Corp.	5.100%	9/1/40	233	199
Apache Corp.	5.250%	2/1/42	65	56
Apache Corp.	4.750%	4/15/43	75	60
Apache Corp.	5.350%	7/1/49	68	57
Baker Hughes Holdings LLC	5.125%	9/15/40	175	166
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	186
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	189
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	228
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	175	140
Boardwalk Pipelines LP	5.950%	6/1/26	200	201
Boardwalk Pipelines LP	4.450%	7/15/27	100	97
Boardwalk Pipelines LP	5.625%	8/1/34	235	231
BP Capital Markets America Inc.	3.410%	2/11/26	100	97
BP Capital Markets America Inc.	3.119%	5/4/26	550	530
BP Capital Markets America Inc.	3.017%	1/16/27	400	380
BP Capital Markets America Inc.	5.017%	11/17/27	200	200
BP Capital Markets America Inc.	4.234%	11/6/28	345	334
BP Capital Markets America Inc.	4.699%	4/10/29	100	99
BP Capital Markets America Inc.	4.970%	10/17/29	200	199
BP Capital Markets America Inc.	3.633%	4/6/30	350	326
BP Capital Markets America Inc.	2.721%	1/12/32	200	170
BP Capital Markets America Inc.	4.812%	2/13/33	400	388
BP Capital Markets America Inc.	4.893%	9/11/33	300	292
BP Capital Markets America Inc.	4.989%	4/10/34	200	196
BP Capital Markets America Inc.	5.227%	11/17/34	200	199
BP Capital Markets America Inc.	3.060%	6/17/41	300	219
BP Capital Markets America Inc.	3.000%	2/24/50	450	293
BP Capital Markets America Inc.	2.772%	11/10/50	300	185
BP Capital Markets America Inc.	2.939%	6/4/51	500	318
BP Capital Markets America Inc.	3.001%	3/17/52	300	193
BP Capital Markets America Inc.	3.379%	2/8/61	400	264
BP Capital Markets plc	3.279%	9/19/27	200	190
BP Capital Markets plc	6.450%	Perpetual	230	237
Burlington Resources LLC	7.400%	12/1/31	175	199
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	481
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	88
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	131
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	99
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	307
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	122
Cenovus Energy Inc.	4.250%	4/15/27	100	97
Cenovus Energy Inc.	2.650%	1/15/32	100	83
Cenovus Energy Inc.	5.250%	6/15/37	38	36
Cenovus Energy Inc.	6.750%	11/15/39	39	42

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	5.400%	6/15/47	119	109
	Cenovus Energy Inc.	3.750%	2/15/52	150	106
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	524
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	277
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	81
	Cheniere Energy Inc.	4.625%	10/15/28	252	245
[6]	Cheniere Energy Inc.	5.650%	4/15/34	265	265
	Cheniere Energy Partners LP	4.500%	10/1/29	275	262
	Cheniere Energy Partners LP	4.000%	3/1/31	586	532
	Cheniere Energy Partners LP	3.250%	1/31/32	350	298
	Cheniere Energy Partners LP	5.950%	6/30/33	247	250
[6]	Cheniere Energy Partners LP	5.750%	8/15/34	200	200
	Chevron Corp.	2.236%	5/11/30	500	433
	Chevron USA Inc.	1.018%	8/12/27	500	445
	Chevron USA Inc.	3.850%	1/15/28	100	97
	Chevron USA Inc.	3.250%	10/15/29	200	186
	Chevron USA Inc.	5.250%	11/15/43	175	174
	Chevron USA Inc.	2.343%	8/12/50	200	116
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	177
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	146
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	197
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	216
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	256
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	97
	ConocoPhillips	5.900%	5/15/38	450	467
	ConocoPhillips	6.500%	2/1/39	100	110
	ConocoPhillips	4.875%	10/1/47	100	91
	ConocoPhillips Co.	6.950%	4/15/29	262	284
	ConocoPhillips Co.	5.050%	9/15/33	200	198
	ConocoPhillips Co.	3.758%	3/15/42	88	70
	ConocoPhillips Co.	4.300%	11/15/44	275	233
	ConocoPhillips Co.	3.800%	3/15/52	100	75
	ConocoPhillips Co.	5.300%	5/15/53	178	169
	ConocoPhillips Co.	5.550%	3/15/54	175	172
	ConocoPhillips Co.	4.025%	3/15/62	300	226
	ConocoPhillips Co.	5.700%	9/15/63	125	125
	Continental Resources Inc.	4.375%	1/15/28	200	192
	Continental Resources Inc.	4.900%	6/1/44	125	102
	Coterra Energy Inc.	3.900%	5/15/27	200	192
	Coterra Energy Inc.	5.600%	3/15/34	105	105
	DCP Midstream Operating LP	5.625%	7/15/27	75	76
	DCP Midstream Operating LP	3.250%	2/15/32	181	155
	DCP Midstream Operating LP	5.600%	4/1/44	240	229
	Devon Energy Corp.	5.850%	12/15/25	100	100
	Devon Energy Corp.	5.250%	10/15/27	100	100
	Devon Energy Corp.	5.875%	6/15/28	130	130
	Devon Energy Corp.	4.500%	1/15/30	130	126
	Devon Energy Corp.	7.875%	9/30/31	160	181
	Devon Energy Corp.	7.950%	4/15/32	163	187
	Devon Energy Corp.	4.750%	5/15/42	130	109
	Devon Energy Corp.	5.000%	6/15/45	150	128
	Diamondback Energy Inc.	3.250%	12/1/26	100	96
	Diamondback Energy Inc.	5.200%	4/18/27	150	150
	Diamondback Energy Inc.	3.500%	12/1/29	200	185
	Diamondback Energy Inc.	5.150%	1/30/30	150	149
	Diamondback Energy Inc.	5.400%	4/18/34	230	228
	Diamondback Energy Inc.	4.400%	3/24/51	200	159
	Diamondback Energy Inc.	4.250%	3/15/52	100	78
	Diamondback Energy Inc.	6.250%	3/15/53	200	206
	Diamondback Energy Inc.	5.750%	4/18/54	265	257
	Diamondback Energy Inc.	5.900%	4/18/64	175	169
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	89
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	125	105
	Enbridge Energy Partners LP	5.875%	10/15/25	150	150
	Enbridge Energy Partners LP	7.500%	4/15/38	150	171
	Enbridge Energy Partners LP	5.500%	9/15/40	125	119
	Enbridge Inc.	1.600%	10/4/26	200	184
	Enbridge Inc.	5.900%	11/15/26	125	126
	Enbridge Inc.	5.250%	4/5/27	200	200
	Enbridge Inc.	3.700%	7/15/27	150	144

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Enbridge Inc.	6.000%	11/15/28	125	129
Enbridge Inc.	5.300%	4/5/29	200	200
Enbridge Inc.	3.125%	11/15/29	200	181
Enbridge Inc.	6.200%	11/15/30	125	131
Enbridge Inc.	5.700%	3/8/33	350	353
Enbridge Inc.	2.500%	8/1/33	200	159
Enbridge Inc.	5.625%	4/5/34	200	200
Enbridge Inc.	4.500%	6/10/44	100	83
Enbridge Inc.	5.500%	12/1/46	135	130
Enbridge Inc.	4.000%	11/15/49	100	76
Enbridge Inc.	3.400%	8/1/51	200	135
Enbridge Inc.	6.700%	11/15/53	215	235
Enbridge Inc.	5.950%	4/5/54	200	199
Enbridge Inc.	7.200%	6/27/54	50	50
Enbridge Inc.	7.375%	3/15/55	50	50
Energy Transfer LP	4.750%	1/15/26	500	494
Energy Transfer LP	4.400%	3/15/27	150	146
Energy Transfer LP	5.500%	6/1/27	300	301
Energy Transfer LP	5.550%	2/15/28	200	202
Energy Transfer LP	4.950%	5/15/28	200	197
Energy Transfer LP	5.250%	4/15/29	425	424
Energy Transfer LP	5.250%	7/1/29	73	73
Energy Transfer LP	3.750%	5/15/30	250	230
Energy Transfer LP	5.750%	2/15/33	200	202
Energy Transfer LP	6.550%	12/1/33	600	635
Energy Transfer LP	5.550%	5/15/34	350	346
Energy Transfer LP	5.600%	9/1/34	127	126
Energy Transfer LP	6.625%	10/15/36	225	238
Energy Transfer LP	5.800%	6/15/38	150	147
Energy Transfer LP	6.050%	6/1/41	100	98
Energy Transfer LP	6.500%	2/1/42	275	285
Energy Transfer LP	4.950%	1/15/43	175	150
Energy Transfer LP	5.300%	4/1/44	300	269
Energy Transfer LP	5.000%	5/15/44	100	86
Energy Transfer LP	5.350%	5/15/45	100	90
Energy Transfer LP	6.125%	12/15/45	200	196
Energy Transfer LP	5.300%	4/15/47	200	177
Energy Transfer LP	5.400%	10/1/47	275	246
Energy Transfer LP	6.000%	6/15/48	300	289
Energy Transfer LP	6.250%	4/15/49	320	319
Energy Transfer LP	5.000%	5/15/50	500	425
Energy Transfer LP	5.950%	5/15/54	300	291
Energy Transfer LP	6.050%	9/1/54	191	187
EnLink Midstream LLC	5.375%	6/1/29	90	88
EnLink Midstream Partners LP	4.850%	7/15/26	85	83
EnLink Midstream Partners LP	5.600%	4/1/44	60	53
EnLink Midstream Partners LP	5.050%	4/1/45	80	65
EnLink Midstream Partners LP	5.450%	6/1/47	90	78
Enterprise Products Operating LLC	5.050%	1/10/26	200	200
Enterprise Products Operating LLC	3.700%	2/15/26	150	146
Enterprise Products Operating LLC	4.600%	1/11/27	445	441
Enterprise Products Operating LLC	3.950%	2/15/27	100	97
Enterprise Products Operating LLC	3.125%	7/31/29	200	183
Enterprise Products Operating LLC	2.800%	1/31/30	300	268
Enterprise Products Operating LLC	6.875%	3/1/33	175	194
Enterprise Products Operating LLC	4.850%	1/31/34	175	170
Enterprise Products Operating LLC	7.550%	4/15/38	150	177
Enterprise Products Operating LLC	6.125%	10/15/39	300	316
Enterprise Products Operating LLC	5.950%	2/1/41	175	180
Enterprise Products Operating LLC	4.450%	2/15/43	300	257
Enterprise Products Operating LLC	4.850%	3/15/44	335	302
Enterprise Products Operating LLC	4.900%	5/15/46	425	383
Enterprise Products Operating LLC	4.250%	2/15/48	100	82
Enterprise Products Operating LLC	4.800%	2/1/49	100	89
Enterprise Products Operating LLC	4.200%	1/31/50	350	281
Enterprise Products Operating LLC	3.200%	2/15/52	300	200
Enterprise Products Operating LLC	3.300%	2/15/53	200	135
Enterprise Products Operating LLC	3.950%	1/31/60	200	148
Enterprise Products Operating LLC	5.250%	8/16/77	100	96
Enterprise Products Operating LLC	5.375%	2/15/78	200	187

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
EOG Resources Inc.	4.150%	1/15/26	150	148
EOG Resources Inc.	4.375%	4/15/30	200	195
EOG Resources Inc.	4.950%	4/15/50	200	183
EQT Corp.	3.900%	10/1/27	200	191
EQT Corp.	5.700%	4/1/28	200	202
EQT Corp.	5.000%	1/15/29	200	196
EQT Corp.	7.000%	2/1/30	200	212
Equinor ASA	1.750%	1/22/26	479	455
Equinor ASA	7.250%	9/23/27	250	266
Equinor ASA	3.625%	9/10/28	175	167
Equinor ASA	2.375%	5/22/30	400	349
Equinor ASA	5.100%	8/17/40	125	121
Equinor ASA	4.250%	11/23/41	175	153
Equinor ASA	3.950%	5/15/43	125	103
Equinor ASA	4.800%	11/8/43	175	162
Equinor ASA	3.250%	11/18/49	225	157
Equinor ASA	3.700%	4/6/50	405	308
Exxon Mobil Corp.	3.043%	3/1/26	300	290
Exxon Mobil Corp.	2.275%	8/16/26	600	567
Exxon Mobil Corp.	2.440%	8/16/29	250	223
Exxon Mobil Corp.	2.610%	10/15/30	650	570
Exxon Mobil Corp.	2.995%	8/16/39	100	76
Exxon Mobil Corp.	4.227%	3/19/40	400	352
Exxon Mobil Corp.	3.567%	3/6/45	235	179
Exxon Mobil Corp.	4.114%	3/1/46	200	165
Exxon Mobil Corp.	4.327%	3/19/50	625	527
Exxon Mobil Corp.	3.452%	4/15/51	500	361
Halliburton Co.	3.800%	11/15/25	8	8
Halliburton Co.	2.920%	3/1/30	200	179
Halliburton Co.	6.700%	9/15/38	345	379
Halliburton Co.	7.450%	9/15/39	100	118
Halliburton Co.	4.500%	11/15/41	100	86
Halliburton Co.	5.000%	11/15/45	500	453
Helmerich & Payne Inc.	2.900%	9/29/31	100	83
Hess Corp.	4.300%	4/1/27	250	244
Hess Corp.	7.300%	8/15/31	180	201
Hess Corp.	7.125%	3/15/33	100	112
Hess Corp.	5.600%	2/15/41	350	349
HF Sinclair Corp.	5.875%	4/1/26	200	200
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	50
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	262
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	54
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	207
Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	206
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	47
Kinder Morgan Energy Partners LP	4.700%	11/1/42	150	126
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	65
Kinder Morgan Inc.	1.750%	11/15/26	200	184
Kinder Morgan Inc.	4.300%	3/1/28	200	194
Kinder Morgan Inc.	7.800%	8/1/31	140	158
Kinder Morgan Inc.	7.750%	1/15/32	265	299
Kinder Morgan Inc.	5.300%	12/1/34	175	170
Kinder Morgan Inc.	5.550%	6/1/45	200	187
Kinder Morgan Inc.	5.050%	2/15/46	175	153
Kinder Morgan Inc.	3.600%	2/15/51	200	136
Kinder Morgan Inc.	5.450%	8/1/52	130	120
Marathon Oil Corp.	4.400%	7/15/27	200	196
Marathon Oil Corp.	6.800%	3/15/32	400	435
Marathon Oil Corp.	6.600%	10/1/37	100	108
Marathon Oil Corp.	5.200%	6/1/45	60	55
Marathon Petroleum Corp.	5.125%	12/15/26	200	199
Marathon Petroleum Corp.	6.500%	3/1/41	300	312
Marathon Petroleum Corp.	4.500%	4/1/48	260	209
MPLX LP	4.250%	12/1/27	275	266
MPLX LP	4.000%	3/15/28	400	383
MPLX LP	4.950%	9/1/32	149	143
MPLX LP	5.000%	3/1/33	200	191
MPLX LP	5.500%	6/1/34	250	246
MPLX LP	4.500%	4/15/38	400	349
MPLX LP	5.500%	2/15/49	355	328

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	4.950%	3/14/52	200	170
	MPLX LP	5.650%	3/1/53	200	188
	NOV Inc.	3.600%	12/1/29	200	184
	NOV Inc.	3.950%	12/1/42	125	95
	Occidental Petroleum Corp.	5.875%	9/1/25	107	107
	Occidental Petroleum Corp.	5.500%	12/1/25	80	80
	Occidental Petroleum Corp.	5.550%	3/15/26	150	150
	Occidental Petroleum Corp.	8.500%	7/15/27	86	92
	Occidental Petroleum Corp.	6.375%	9/1/28	97	100
	Occidental Petroleum Corp.	8.875%	7/15/30	176	203
	Occidental Petroleum Corp.	6.625%	9/1/30	255	267
	Occidental Petroleum Corp.	6.125%	1/1/31	196	201
	Occidental Petroleum Corp.	7.500%	5/1/31	153	168
	Occidental Petroleum Corp.	7.875%	9/15/31	85	95
	Occidental Petroleum Corp.	6.450%	9/15/36	301	314
	Occidental Petroleum Corp.	7.950%	6/15/39	43	50
	Occidental Petroleum Corp.	6.200%	3/15/40	128	128
	Occidental Petroleum Corp.	6.600%	3/15/46	196	204
	Occidental Petroleum Corp.	4.400%	4/15/46	75	59
	ONEOK Inc.	2.200%	9/15/25	425	408
	ONEOK Inc.	5.550%	11/1/26	52	52
	ONEOK Inc.	4.550%	7/15/28	200	195
	ONEOK Inc.	5.650%	11/1/28	100	102
	ONEOK Inc.	4.350%	3/15/29	100	96
	ONEOK Inc.	3.400%	9/1/29	245	225
	ONEOK Inc.	3.100%	3/15/30	200	179
	ONEOK Inc.	3.250%	6/1/30	200	180
	ONEOK Inc.	6.050%	9/1/33	350	360
	ONEOK Inc.	5.150%	10/15/43	125	113
	ONEOK Inc.	4.250%	9/15/46	200	156
	ONEOK Inc.	4.950%	7/13/47	110	94
	ONEOK Inc.	4.200%	10/3/47	150	115
	ONEOK Inc.	5.200%	7/15/48	40	35
	ONEOK Inc.	4.850%	2/1/49	100	84
	ONEOK Inc.	4.450%	9/1/49	150	118
	ONEOK Inc.	4.500%	3/15/50	100	79
	ONEOK Inc.	7.150%	1/15/51	120	133
	ONEOK Inc.	6.625%	9/1/53	250	267
	ONEOK Partners LP	6.650%	10/1/36	260	275
	ONEOK Partners LP	6.125%	2/1/41	150	150
	Ovintiv Inc.	5.375%	1/1/26	100	100
	Ovintiv Inc.	5.650%	5/15/28	100	101
	Ovintiv Inc.	7.375%	11/1/31	50	54
	Ovintiv Inc.	6.250%	7/15/33	100	103
	Ovintiv Inc.	6.500%	8/15/34	150	157
	Ovintiv Inc.	6.625%	8/15/37	100	104
	Ovintiv Inc.	6.500%	2/1/38	100	103
	Ovintiv Inc.	7.100%	7/15/53	75	82
	Patterson-UTI Energy Inc.	5.150%	11/15/29	150	146
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	106
[3]	Petroleos Mexicanos	2.378%	4/15/25	5	5
	Phillips 66	3.900%	3/15/28	150	144
	Phillips 66	2.150%	12/15/30	100	84
	Phillips 66	4.650%	11/15/34	300	279
	Phillips 66	5.875%	5/1/42	245	247
	Phillips 66	4.875%	11/15/44	440	389
	Phillips 66	3.300%	3/15/52	200	131
	Phillips 66 Co.	4.950%	12/1/27	200	199
	Phillips 66 Co.	3.750%	3/1/28	50	48
	Phillips 66 Co.	3.150%	12/15/29	100	91
	Phillips 66 Co.	4.680%	2/15/45	245	208
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	251
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	168
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	251
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	183
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	105
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	97
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	165
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	42

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	452
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	248
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	289
Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	528
Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	154
Schlumberger Investment SA	4.500%	5/15/28	100	98
Schlumberger Investment SA	2.650%	6/26/30	300	264
Schlumberger Investment SA	4.850%	5/15/33	100	98
Shell International Finance BV	2.875%	5/10/26	500	480
Shell International Finance BV	2.500%	9/12/26	600	568
Shell International Finance BV	3.875%	11/13/28	100	96
Shell International Finance BV	2.375%	11/7/29	550	485
Shell International Finance BV	2.750%	4/6/30	50	45
Shell International Finance BV	4.125%	5/11/35	300	275
Shell International Finance BV	6.375%	12/15/38	475	523
Shell International Finance BV	5.500%	3/25/40	175	176
Shell International Finance BV	2.875%	11/26/41	200	142
Shell International Finance BV	4.550%	8/12/43	300	267
Shell International Finance BV	4.375%	5/11/45	430	367
Shell International Finance BV	4.000%	5/10/46	640	515
Shell International Finance BV	3.125%	11/7/49	300	204
Shell International Finance BV	3.000%	11/26/51	200	131
Spectra Energy Partners LP	3.375%	10/15/26	205	196
Spectra Energy Partners LP	4.500%	3/15/45	325	264
Suncor Energy Inc.	5.950%	12/1/34	125	128
Suncor Energy Inc.	6.800%	5/15/38	225	240
Suncor Energy Inc.	6.500%	6/15/38	265	278
Suncor Energy Inc.	4.000%	11/15/47	100	75
Suncor Energy Inc.	3.750%	3/4/51	200	144
Targa Resources Corp.	6.150%	3/1/29	175	181
Targa Resources Corp.	4.200%	2/1/33	200	180
Targa Resources Corp.	6.125%	3/15/33	284	292
Targa Resources Corp.	6.500%	3/30/34	175	185
Targa Resources Corp.	4.950%	4/15/52	200	170
Targa Resources Corp.	6.250%	7/1/52	90	91
Targa Resources Corp.	6.500%	2/15/53	200	210
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	101
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	98
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	103
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	199
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	191
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	180
TC PipeLines LP	3.900%	5/25/27	50	48
TotalEnergies Capital International SA	2.829%	1/10/30	490	439
TotalEnergies Capital International SA	2.986%	6/29/41	140	102
TotalEnergies Capital International SA	3.461%	7/12/49	150	109
TotalEnergies Capital International SA	3.127%	5/29/50	440	297
TotalEnergies Capital International SA	3.386%	6/29/60	130	87
TotalEnergies Capital SA	5.150%	4/5/34	225	225
TotalEnergies Capital SA	5.488%	4/5/54	300	296
TotalEnergies Capital SA	5.638%	4/5/64	225	223
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	242
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	377
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	168
TransCanada PipeLines Ltd.	4.625%	3/1/34	300	281
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	150
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	302
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	274
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	204
TransCanada PipeLines Ltd.	4.875%	5/15/48	250	220
TransCanada PipeLines Ltd.	5.100%	3/15/49	210	191
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	96
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	180
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	85
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	76
Valero Energy Corp.	4.350%	6/1/28	137	133
Valero Energy Corp.	7.500%	4/15/32	400	451
Valero Energy Corp.	6.625%	6/15/37	300	320
Valero Energy Corp.	4.900%	3/15/45	150	134
Valero Energy Corp.	3.650%	12/1/51	100	69

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Valero Energy Partners LP	4.500%	3/15/28	75	73
Western Midstream Operating LP	4.750%	8/15/28	54	53
Western Midstream Operating LP	6.350%	1/15/29	100	103
Western Midstream Operating LP	4.050%	2/1/30	227	211
Western Midstream Operating LP	6.150%	4/1/33	132	135
Western Midstream Operating LP	5.300%	3/1/48	200	172
Western Midstream Operating LP	5.250%	2/1/50	300	261
Williams Cos. Inc.	5.400%	3/2/26	505	505
Williams Cos. Inc.	3.750%	6/15/27	300	288
Williams Cos. Inc.	5.300%	8/15/28	138	138
Williams Cos. Inc.	4.900%	3/15/29	200	197
Williams Cos. Inc.	3.500%	11/15/30	200	181
Williams Cos. Inc.	2.600%	3/15/31	200	169
Williams Cos. Inc.	4.650%	8/15/32	200	190
Williams Cos. Inc.	5.650%	3/15/33	200	202
Williams Cos. Inc.	5.150%	3/15/34	175	171
Williams Cos. Inc.	6.300%	4/15/40	100	104
Williams Cos. Inc.	5.800%	11/15/43	100	97
Williams Cos. Inc.	5.400%	3/4/44	315	297
Williams Cos. Inc.	5.750%	6/24/44	100	98
Williams Cos. Inc.	5.100%	9/15/45	200	180
Williams Cos. Inc.	4.850%	3/1/48	150	130
Williams Cos. Inc.	3.500%	10/15/51	200	139
Williams Cos. Inc.	5.300%	8/15/52	100	93
				81,788
Financials (7.8%)
ACE Capital Trust II	9.700%	4/1/30	50	59
Aegon Ltd.	5.500%	4/11/48	200	193
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	252
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	123
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	700
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	203
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	285
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	487
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	284
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	202
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	682
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	207
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	645
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	420
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	235
Affiliated Managers Group Inc.	3.500%	8/1/25	125	122
Affiliated Managers Group Inc.	3.300%	6/15/30	300	268
Aflac Inc.	2.875%	10/15/26	75	71
Aflac Inc.	4.000%	10/15/46	50	39
Aflac Inc.	4.750%	1/15/49	235	208
Air Lease Corp.	3.375%	7/1/25	250	244
Air Lease Corp.	5.300%	6/25/26	80	80
Air Lease Corp.	2.200%	1/15/27	200	185
Air Lease Corp.	3.625%	4/1/27	75	72
Air Lease Corp.	3.625%	12/1/27	200	189
Air Lease Corp.	2.100%	9/1/28	500	439
Air Lease Corp.	4.625%	10/1/28	100	97
Air Lease Corp.	3.250%	10/1/29	100	91
Air Lease Corp.	3.000%	2/1/30	225	199
Air Lease Corp.	3.125%	12/1/30	750	656
Air Lease Corp.	2.875%	1/15/32	200	167
Aircastle Ltd.	4.250%	6/15/26	100	97
Alleghany Corp.	3.625%	5/15/30	100	93
Alleghany Corp.	4.900%	9/15/44	100	93
Alleghany Corp.	3.250%	8/15/51	250	169
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	75
Allstate Corp.	5.050%	6/24/29	100	100
Allstate Corp.	1.450%	12/15/30	100	80
Allstate Corp.	5.250%	3/30/33	200	199
Allstate Corp.	5.550%	5/9/35	75	76
Allstate Corp.	4.500%	6/15/43	125	107
Allstate Corp.	4.200%	12/15/46	200	161
Allstate Corp.	3.850%	8/10/49	100	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	6.500%	5/15/67	100	101
	Ally Financial Inc.	2.200%	11/2/28	450	390
	Ally Financial Inc.	6.992%	6/13/29	200	208
	Ally Financial Inc.	8.000%	11/1/31	400	442
	American Express Co.	4.200%	11/6/25	150	148
	American Express Co.	4.900%	2/13/26	230	229
	American Express Co.	4.990%	5/1/26	200	199
	American Express Co.	3.125%	5/20/26	250	241
	American Express Co.	6.338%	10/30/26	200	202
	American Express Co.	1.650%	11/4/26	525	483
	American Express Co.	2.550%	3/4/27	200	187
	American Express Co.	5.645%	4/23/27	200	201
	American Express Co.	3.300%	5/3/27	350	333
	American Express Co.	5.389%	7/28/27	200	200
	American Express Co.	5.098%	2/16/28	2,000	1,991
	American Express Co.	5.282%	7/27/29	200	200
	American Express Co.	6.489%	10/30/31	200	213
	American Express Co.	4.989%	5/26/33	150	145
	American Express Co.	5.043%	5/1/34	192	188
	American Express Co.	5.915%	4/25/35	90	92
	American Financial Group Inc.	5.250%	4/2/30	150	149
	American Financial Group Inc.	4.500%	6/15/47	110	94
	American International Group Inc.	4.200%	4/1/28	120	116
	American International Group Inc.	4.250%	3/15/29	30	29
	American International Group Inc.	3.400%	6/30/30	120	109
	American International Group Inc.	3.875%	1/15/35	100	89
	American International Group Inc.	4.700%	7/10/35	45	41
	American International Group Inc.	6.250%	5/1/36	475	502
	American International Group Inc.	4.500%	7/16/44	100	86
	American International Group Inc.	4.750%	4/1/48	200	176
	American International Group Inc.	5.750%	4/1/48	125	122
	Ameriprise Financial Inc.	2.875%	9/15/26	100	95
	Ameriprise Financial Inc.	5.150%	5/15/33	200	200
	Aon Corp.	8.205%	1/1/27	25	26
	Aon Corp.	4.500%	12/15/28	100	97
	Aon Corp.	3.750%	5/2/29	90	84
	Aon Corp.	2.800%	5/15/30	405	355
	Aon Corp.	6.250%	9/30/40	100	106
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	224
	Aon Global Ltd.	3.875%	12/15/25	125	122
	Aon Global Ltd.	4.600%	6/14/44	175	149
	Aon Global Ltd.	4.750%	5/15/45	100	87
	Aon North America Inc.	5.125%	3/1/27	100	100
	Aon North America Inc.	5.300%	3/1/31	200	199
	Aon North America Inc.	5.450%	3/1/34	350	348
	Aon North America Inc.	5.750%	3/1/54	425	415
[6]	Apollo Debt Solutions BDC	6.900%	4/13/29	150	151
	Apollo Global Management Inc.	6.375%	11/15/33	75	79
	Apollo Global Management Inc.	5.800%	5/21/54	200	197
	Arch Capital Finance LLC	4.011%	12/15/26	100	97
	Arch Capital Finance LLC	5.031%	12/15/46	100	91
	Arch Capital Group Ltd.	7.350%	5/1/34	50	57
	Arch Capital Group Ltd.	3.635%	6/30/50	200	144
	Arch Capital Group US Inc.	5.144%	11/1/43	50	46
	Ares Capital Corp.	3.250%	7/15/25	115	112
	Ares Capital Corp.	2.150%	7/15/26	500	462
	Ares Capital Corp.	7.000%	1/15/27	80	81
	Ares Capital Corp.	2.875%	6/15/27	224	205
	Ares Capital Corp.	5.875%	3/1/29	175	172
	Ares Capital Corp.	5.950%	7/15/29	200	197
	Ares Capital Corp.	3.200%	11/15/31	150	124
[6]	Ares Strategic Income Fund	6.350%	8/15/29	200	198
	Arthur J Gallagher & Co.	5.500%	3/2/33	200	201
	Arthur J Gallagher & Co.	6.500%	2/15/34	100	106
	Arthur J Gallagher & Co.	5.750%	3/2/53	200	194
	Arthur J Gallagher & Co.	5.750%	7/15/54	100	97
	Assurant Inc.	4.900%	3/27/28	100	98
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	103
	Athene Holding Ltd.	4.125%	1/12/28	200	193
	Athene Holding Ltd.	6.150%	4/3/30	210	217

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Athene Holding Ltd.	3.500%	1/15/31	500	443
Athene Holding Ltd.	5.875%	1/15/34	125	124
Athene Holding Ltd.	3.950%	5/25/51	5	4
Athene Holding Ltd.	6.250%	4/1/54	300	300
Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	200	200
Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	250	251
Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	250	249
AXA SA	8.600%	12/15/30	112	132
AXIS Specialty Finance LLC	4.900%	1/15/40	50	46
AXIS Specialty Finance plc	4.000%	12/6/27	550	527
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	218
Banco Santander SA	5.147%	8/18/25	200	199
Banco Santander SA	5.179%	11/19/25	250	248
Banco Santander SA	1.849%	3/25/26	1,000	938
Banco Santander SA	4.250%	4/11/27	600	580
Banco Santander SA	5.294%	8/18/27	200	199
Banco Santander SA	6.527%	11/7/27	800	818
Banco Santander SA	3.800%	2/23/28	200	189
Banco Santander SA	5.552%	3/14/28	200	200
Banco Santander SA	4.379%	4/12/28	200	193
Banco Santander SA	6.607%	11/7/28	200	210
Banco Santander SA	5.538%	3/14/30	200	199
Banco Santander SA	2.958%	3/25/31	600	512
Banco Santander SA	6.921%	8/8/33	400	418
Banco Santander SA	6.938%	11/7/33	200	218
Banco Santander SA	6.350%	3/14/34	400	401
Bank of America Corp.	4.450%	3/3/26	475	467
Bank of America Corp.	3.500%	4/19/26	320	310
Bank of America Corp.	1.319%	6/19/26	500	479
Bank of America Corp.	4.250%	10/22/26	725	707
Bank of America Corp.	1.197%	10/24/26	500	472
Bank of America Corp.	5.080%	1/20/27	275	273
Bank of America Corp.	3.559%	4/23/27	750	725
Bank of America Corp.	1.734%	7/22/27	500	463
Bank of America Corp.	3.248%	10/21/27	750	709
Bank of America Corp.	4.183%	11/25/27	560	541
Bank of America Corp.	3.824%	1/20/28	1,248	1,203
Bank of America Corp.	2.551%	2/4/28	675	630
Bank of America Corp.	3.705%	4/24/28	350	335
Bank of America Corp.	3.593%	7/21/28	800	761
Bank of America Corp.	6.204%	11/10/28	350	360
Bank of America Corp.	3.419%	12/20/28	1,334	1,254
Bank of America Corp.	3.970%	3/5/29	225	215
Bank of America Corp.	5.202%	4/25/29	450	449
Bank of America Corp.	2.087%	6/14/29	1,500	1,331
Bank of America Corp.	4.271%	7/23/29	575	554
Bank of America Corp.	3.974%	2/7/30	150	142
Bank of America Corp.	3.194%	7/23/30	1,125	1,021
Bank of America Corp.	2.884%	10/22/30	300	267
Bank of America Corp.	2.496%	2/13/31	750	648
Bank of America Corp.	2.592%	4/29/31	2,000	1,729
Bank of America Corp.	2.687%	4/22/32	500	423
Bank of America Corp.	2.572%	10/20/32	1,500	1,244
Bank of America Corp.	2.972%	2/4/33	925	783
Bank of America Corp.	5.015%	7/22/33	500	488
Bank of America Corp.	5.288%	4/25/34	450	445
Bank of America Corp.	5.468%	1/23/35	700	699
Bank of America Corp.	6.110%	1/29/37	335	348
Bank of America Corp.	3.846%	3/8/37	570	501
Bank of America Corp.	4.244%	4/24/38	300	265
Bank of America Corp.	7.750%	5/14/38	240	285
Bank of America Corp.	4.078%	4/23/40	550	467
Bank of America Corp.	2.676%	6/19/41	1,000	699
Bank of America Corp.	5.875%	2/7/42	300	312
Bank of America Corp.	3.311%	4/22/42	400	301
Bank of America Corp.	5.000%	1/21/44	615	580
Bank of America Corp.	4.875%	4/1/44	300	276
Bank of America Corp.	4.750%	4/21/45	100	89
Bank of America Corp.	4.443%	1/20/48	100	85
Bank of America Corp.	4.330%	3/15/50	250	209

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of America Corp.	4.083%	3/20/51	1,500	1,198
Bank of America Corp.	2.831%	10/24/51	500	315
Bank of America Corp.	3.483%	3/13/52	500	359
Bank of America Corp.	2.972%	7/21/52	400	261
Bank of America NA	5.650%	8/18/25	275	276
Bank of America NA	5.526%	8/18/26	275	277
Bank of America NA	6.000%	10/15/36	250	263
Bank of Montreal	5.300%	6/5/26	200	200
Bank of Montreal	2.650%	3/8/27	200	188
Bank of Montreal	5.203%	2/1/28	200	200
Bank of Montreal	5.717%	9/25/28	200	204
Bank of Montreal	5.511%	6/4/31	300	303
Bank of Montreal	3.803%	12/15/32	500	470
Bank of New York Mellon Corp.	2.800%	5/4/26	576	553
Bank of New York Mellon Corp.	2.450%	8/17/26	408	387
Bank of New York Mellon Corp.	2.050%	1/26/27	120	112
Bank of New York Mellon Corp.	4.947%	4/26/27	200	199
Bank of New York Mellon Corp.	3.250%	5/16/27	150	143
Bank of New York Mellon Corp.	3.442%	2/7/28	150	143
Bank of New York Mellon Corp.	5.802%	10/25/28	200	204
Bank of New York Mellon Corp.	4.543%	2/1/29	200	196
Bank of New York Mellon Corp.	3.300%	8/23/29	100	91
Bank of New York Mellon Corp.	6.317%	10/25/29	200	209
Bank of New York Mellon Corp.	4.975%	3/14/30	200	199
Bank of New York Mellon Corp.	2.500%	1/26/32	80	67
Bank of New York Mellon Corp.	5.834%	10/25/33	200	207
Bank of New York Mellon Corp.	4.706%	2/1/34	200	191
Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,169
Bank of New York Mellon Corp.	5.188%	3/14/35	200	197
Bank of Nova Scotia	4.500%	12/16/25	300	295
Bank of Nova Scotia	2.700%	8/3/26	100	95
Bank of Nova Scotia	1.300%	9/15/26	500	458
Bank of Nova Scotia	1.950%	2/2/27	200	184
Bank of Nova Scotia	5.400%	6/4/27	120	121
Bank of Nova Scotia	5.250%	6/12/28	200	201
Bank of Nova Scotia	5.450%	8/1/29	125	126
Bank of Nova Scotia	2.450%	2/2/32	200	165
Bank of Nova Scotia	5.650%	2/1/34	200	203
Bank of Nova Scotia	4.588%	5/4/37	200	180
Barclays plc	4.375%	1/12/26	300	295
Barclays plc	2.852%	5/7/26	300	292
Barclays plc	5.200%	5/12/26	610	603
Barclays plc	5.304%	8/9/26	500	497
Barclays plc	7.325%	11/2/26	375	382
Barclays plc	5.829%	5/9/27	350	350
Barclays plc	4.337%	1/10/28	200	192
Barclays plc	5.674%	3/12/28	225	225
Barclays plc	4.836%	5/9/28	400	386
Barclays plc	5.501%	8/9/28	325	324
Barclays plc	7.385%	11/2/28	375	395
Barclays plc	4.972%	5/16/29	500	489
Barclays plc	6.490%	9/13/29	326	337
Barclays plc	5.690%	3/12/30	225	226
Barclays plc	5.088%	6/20/30	345	330
Barclays plc	2.645%	6/24/31	400	340
Barclays plc	5.746%	8/9/33	325	324
Barclays plc	7.437%	11/2/33	1,125	1,237
Barclays plc	7.119%	6/27/34	270	287
Barclays plc	3.564%	9/23/35	250	215
Barclays plc	5.250%	8/17/45	250	235
Barclays plc	4.950%	1/10/47	200	178
Barclays plc	6.036%	3/12/55	400	405
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	149
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	630
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	154
Berkshire Hathaway Finance Corp.	2.850%	10/15/50	425	273
Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	413
Berkshire Hathaway Inc.	3.125%	3/15/26	725	702
BlackRock Funding Inc.	4.700%	3/14/29	200	199
BlackRock Funding Inc.	5.000%	3/14/34	200	199

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Funding Inc.	5.250%	3/14/54	200	193
	BlackRock Inc.	3.200%	3/15/27	100	96
	BlackRock Inc.	3.250%	4/30/29	90	84
	BlackRock Inc.	2.400%	4/30/30	380	332
	BlackRock Inc.	2.100%	2/25/32	600	489
	BlackRock Inc.	4.750%	5/25/33	200	196
	Blackstone Private Credit Fund	2.625%	12/15/26	300	274
	Blackstone Private Credit Fund	3.250%	3/15/27	400	369
[6]	Blackstone Private Credit Fund	5.950%	7/16/29	100	98
[6]	Blackstone Private Credit Fund	6.250%	1/25/31	90	89
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	463
	Blue Owl Capital Corp.	3.750%	7/22/25	180	175
	Blue Owl Capital Corp.	3.400%	7/15/26	244	230
	Blue Owl Capital Corp.	2.625%	1/15/27	200	183
	Blue Owl Credit Income Corp.	4.700%	2/8/27	150	143
	Blue Owl Credit Income Corp.	7.750%	9/16/27	300	308
	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	207
[6]	Blue Owl Finance LLC	6.250%	4/18/34	200	201
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	200	180
[6]	BNP Paribas SA	3.052%	1/13/31	50	44
	BPCE SA	3.375%	12/2/26	250	239
	Brighthouse Financial Inc.	4.700%	6/22/47	173	134
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	96
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	67
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	169
	Brookfield Capital Finance LLC	6.087%	6/14/33	100	103
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	96
	Brookfield Finance Inc.	4.250%	6/2/26	50	49
	Brookfield Finance Inc.	3.900%	1/25/28	125	119
	Brookfield Finance Inc.	4.850%	3/29/29	150	147
	Brookfield Finance Inc.	4.350%	4/15/30	205	194
	Brookfield Finance Inc.	4.700%	9/20/47	185	157
	Brookfield Finance Inc.	5.968%	3/4/54	240	237
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	86
	Brown & Brown Inc.	4.500%	3/15/29	75	72
	Brown & Brown Inc.	2.375%	3/15/31	500	413
	Brown & Brown Inc.	5.650%	6/11/34	500	497
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	255
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	191
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	115	115
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	177
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	207
	Capital One Financial Corp.	4.200%	10/29/25	175	171
	Capital One Financial Corp.	2.636%	3/3/26	243	238
	Capital One Financial Corp.	3.750%	7/28/26	500	483
	Capital One Financial Corp.	3.750%	3/9/27	100	96
	Capital One Financial Corp.	3.650%	5/11/27	800	765
	Capital One Financial Corp.	7.149%	10/29/27	200	207
	Capital One Financial Corp.	3.800%	1/31/28	300	285
	Capital One Financial Corp.	5.468%	2/1/29	200	199
	Capital One Financial Corp.	5.700%	2/1/30	595	597
	Capital One Financial Corp.	3.273%	3/1/30	230	207
	Capital One Financial Corp.	7.624%	10/30/31	200	220
	Capital One Financial Corp.	5.817%	2/1/34	732	724
	Capital One Financial Corp.	6.377%	6/8/34	500	513
	Capital One Financial Corp.	6.051%	2/1/35	205	206
	Charles Schwab Corp.	0.900%	3/11/26	300	278
	Charles Schwab Corp.	1.150%	5/13/26	500	463
	Charles Schwab Corp.	5.875%	8/24/26	180	182
	Charles Schwab Corp.	3.200%	3/2/27	250	238
	Charles Schwab Corp.	2.450%	3/3/27	245	228
	Charles Schwab Corp.	3.200%	1/25/28	100	94
	Charles Schwab Corp.	4.000%	2/1/29	125	120
	Charles Schwab Corp.	5.643%	5/19/29	220	223
	Charles Schwab Corp.	3.250%	5/22/29	100	92
	Charles Schwab Corp.	2.750%	10/1/29	50	45
	Charles Schwab Corp.	6.196%	11/17/29	220	229
	Charles Schwab Corp.	4.625%	3/22/30	50	49
	Charles Schwab Corp.	2.300%	5/13/31	500	420
	Charles Schwab Corp.	5.853%	5/19/34	300	306

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charles Schwab Corp.	6.136%	8/24/34	235	245
Chubb Corp.	6.000%	5/11/37	125	133
Chubb Corp.	6.500%	5/15/38	95	106
Chubb INA Holdings LLC	3.350%	5/3/26	355	343
Chubb INA Holdings LLC	5.000%	3/15/34	125	124
Chubb INA Holdings LLC	6.700%	5/15/36	200	225
Chubb INA Holdings LLC	4.150%	3/13/43	100	85
Chubb INA Holdings LLC	4.350%	11/3/45	350	302
Chubb INA Holdings LLC	2.850%	12/15/51	100	65
Chubb INA Holdings LLC	3.050%	12/15/61	200	127
Cincinnati Financial Corp.	6.920%	5/15/28	100	106
Cincinnati Financial Corp.	6.125%	11/1/34	75	78
Citibank NA	5.438%	4/30/26	350	351
Citibank NA	5.488%	12/4/26	450	452
Citibank NA	5.570%	4/30/34	250	254
Citigroup Inc.	5.500%	9/13/25	75	75
Citigroup Inc.	3.700%	1/12/26	275	268
Citigroup Inc.	4.600%	3/9/26	275	271
Citigroup Inc.	5.610%	9/29/26	200	200
Citigroup Inc.	3.200%	10/21/26	1,025	977
Citigroup Inc.	4.300%	11/20/26	75	73
Citigroup Inc.	4.450%	9/29/27	1,230	1,199
Citigroup Inc.	3.887%	1/10/28	475	459
Citigroup Inc.	3.070%	2/24/28	1,000	944
Citigroup Inc.	4.658%	5/24/28	350	344
Citigroup Inc.	3.668%	7/24/28	900	858
Citigroup Inc.	4.125%	7/25/28	100	96
Citigroup Inc.	3.520%	10/27/28	580	548
Citigroup Inc.	5.174%	2/13/30	450	447
Citigroup Inc.	3.980%	3/20/30	475	448
Citigroup Inc.	2.976%	11/5/30	300	267
Citigroup Inc.	2.666%	1/29/31	500	435
Citigroup Inc.	4.412%	3/31/31	750	715
Citigroup Inc.	2.572%	6/3/31	500	429
Citigroup Inc.	6.625%	6/15/32	100	107
Citigroup Inc.	2.520%	11/3/32	475	391
Citigroup Inc.	3.057%	1/25/33	230	195
Citigroup Inc.	3.785%	3/17/33	600	535
Citigroup Inc.	4.910%	5/24/33	220	212
Citigroup Inc.	6.270%	11/17/33	500	524
Citigroup Inc.	6.174%	5/25/34	350	356
Citigroup Inc.	5.827%	2/13/35	400	396
Citigroup Inc.	6.125%	8/25/36	75	77
Citigroup Inc.	3.878%	1/24/39	225	188
Citigroup Inc.	8.125%	7/15/39	562	702
Citigroup Inc.	5.316%	3/26/41	1,000	964
Citigroup Inc.	5.875%	1/30/42	100	103
Citigroup Inc.	5.300%	5/6/44	375	349
Citigroup Inc.	4.650%	7/30/45	200	175
Citigroup Inc.	4.750%	5/18/46	375	322
Citigroup Inc.	4.650%	7/23/48	450	392
Citizens Financial Group Inc.	2.850%	7/27/26	175	165
Citizens Financial Group Inc.	5.841%	1/23/30	200	199
Citizens Financial Group Inc.	2.500%	2/6/30	200	169
Citizens Financial Group Inc.	4.300%	2/11/31	357	314
Citizens Financial Group Inc.	2.638%	9/30/32	125	96
Citizens Financial Group Inc.	6.645%	4/25/35	129	133
CME Group Inc.	2.650%	3/15/32	500	429
CME Group Inc.	5.300%	9/15/43	200	200
CNA Financial Corp.	4.500%	3/1/26	125	123
CNA Financial Corp.	3.450%	8/15/27	100	95
CNA Financial Corp.	3.900%	5/1/29	100	95
CNA Financial Corp.	5.125%	2/15/34	170	165
CNO Financial Group Inc.	6.450%	6/15/34	125	125
Comerica Bank	4.000%	7/27/25	50	49
Comerica Bank	5.332%	8/25/33	250	225
Comerica Inc.	4.000%	2/1/29	90	83
Comerica Inc.	5.982%	1/30/30	200	197
Commonwealth Bank of Australia	5.316%	3/13/26	265	266
Cooperatieve Rabobank UA	3.750%	7/21/26	475	457

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	5.500%	10/5/26	250	252
	Cooperatieve Rabobank UA	4.800%	1/9/29	250	248
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	99
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	246
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	237
	Corebridge Financial Inc.	3.850%	4/5/29	185	173
	Corebridge Financial Inc.	3.900%	4/5/32	500	448
[6]	Corebridge Financial Inc.	6.050%	9/15/33	400	409
	Corebridge Financial Inc.	5.750%	1/15/34	132	133
	Corebridge Financial Inc.	4.350%	4/5/42	100	83
	Corebridge Financial Inc.	4.400%	4/5/52	215	169
	Credit Suisse AG	1.250%	8/7/26	255	234
	Credit Suisse AG	5.000%	7/9/27	250	248
	Credit Suisse AG	7.500%	2/15/28	425	455
	Credit Suisse USA LLC	7.125%	7/15/32	100	110
	Deutsche Bank AG	4.100%	1/13/26	100	98
	Deutsche Bank AG	1.686%	3/19/26	500	470
	Deutsche Bank AG	6.119%	7/14/26	1,150	1,151
	Deutsche Bank AG	7.146%	7/13/27	500	512
	Deutsche Bank AG	2.311%	11/16/27	250	231
	Deutsche Bank AG	5.706%	2/8/28	150	150
	Deutsche Bank AG	6.720%	1/18/29	325	335
	Deutsche Bank AG	6.819%	11/20/29	1,225	1,274
	Deutsche Bank AG	3.729%	1/14/32	250	211
	Deutsche Bank AG	4.875%	12/1/32	240	226
	Deutsche Bank AG	3.742%	1/7/33	215	177
	Deutsche Bank AG	7.079%	2/10/34	200	204
	Discover Bank	3.450%	7/27/26	309	295
	Discover Bank	4.650%	9/13/28	250	240
	Discover Bank	2.700%	2/6/30	100	86
	Discover Financial Services	4.500%	1/30/26	428	419
	Discover Financial Services	4.100%	2/9/27	250	240
	Discover Financial Services	6.700%	11/29/32	250	261
	Eaton Vance Corp.	3.500%	4/6/27	100	96
	Enact Holdings Inc.	6.250%	5/28/29	125	125
	Enstar Finance LLC	5.750%	9/1/40	11	11
	Enstar Finance LLC	5.500%	1/15/42	102	98
	Enstar Group Ltd.	4.950%	6/1/29	395	379
	Equifax Inc.	5.100%	6/1/28	400	398
	Equifax Inc.	3.100%	5/15/30	120	107
	Equifax Inc.	2.350%	9/15/31	200	164
	Equitable Holdings Inc.	4.350%	4/20/28	279	270
	Equitable Holdings Inc.	5.000%	4/20/48	238	213
	Essent Group Ltd.	6.250%	7/1/29	100	100
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	88
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	309
	FactSet Research Systems Inc.	3.450%	3/1/32	100	87
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	49
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	95
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	198
[6]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	125	127
[6]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	175
[6]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	100	97
	Fidelity National Financial Inc.	3.400%	6/15/30	100	89
	Fidelity National Financial Inc.	2.450%	3/15/31	500	408
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	176
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	95
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	250
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	144
	Fifth Third Bancorp	2.550%	5/5/27	100	93
	Fifth Third Bancorp	1.707%	11/1/27	200	183
	Fifth Third Bancorp	3.950%	3/14/28	75	72
	Fifth Third Bancorp	6.339%	7/27/29	200	205
	Fifth Third Bancorp	4.772%	7/28/30	125	120
	Fifth Third Bancorp	5.631%	1/29/32	275	272
	Fifth Third Bancorp	8.250%	3/1/38	200	236
	Fifth Third Bank NA	3.950%	7/28/25	200	196
	Fifth Third Bank NA	3.850%	3/15/26	200	194
	Fifth Third Bank NA	2.250%	2/1/27	250	231
	First American Financial Corp.	2.400%	8/15/31	200	160

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	76
Fiserv Inc.	2.250%	6/1/27	300	277
Fiserv Inc.	4.200%	10/1/28	200	192
Fiserv Inc.	3.500%	7/1/29	600	555
Fiserv Inc.	2.650%	6/1/30	200	174
Fiserv Inc.	5.625%	8/21/33	94	95
Fiserv Inc.	4.400%	7/1/49	415	337
Fiserv, Inc.	5.450%	3/15/34	182	181
Franklin Resources Inc.	2.950%	8/12/51	200	124
FS KKR Capital Corp.	3.400%	1/15/26	500	476
FS KKR Capital Corp.	3.125%	10/12/28	200	174
GATX Corp.	3.250%	9/15/26	50	48
GATX Corp.	3.850%	3/30/27	175	169
GATX Corp.	3.500%	3/15/28	100	94
GATX Corp.	4.550%	11/7/28	150	147
GATX Corp.	4.700%	4/1/29	75	73
GATX Corp.	3.500%	6/1/32	50	43
GATX Corp.	6.900%	5/1/34	200	218
GATX Corp.	4.500%	3/30/45	50	40
GATX Corp.	3.100%	6/1/51	200	126
Global Payments Inc.	4.800%	4/1/26	150	148
Global Payments Inc.	3.200%	8/15/29	310	279
Global Payments Inc.	2.900%	5/15/30	200	174
Global Payments Inc.	2.900%	11/15/31	200	167
Global Payments Inc.	5.400%	8/15/32	200	196
Global Payments Inc.	4.150%	8/15/49	200	150
Global Payments Inc.	5.950%	8/15/52	75	72
Globe Life Inc.	4.550%	9/15/28	80	76
Goldman Sachs Bank USA	5.283%	3/18/27	350	349
Goldman Sachs Bank USA	5.414%	5/21/27	350	350
Goldman Sachs Capital I	6.345%	2/15/34	225	232
Goldman Sachs Group Inc.	4.250%	10/21/25	200	197
Goldman Sachs Group Inc.	3.750%	2/25/26	200	195
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,200
Goldman Sachs Group Inc.	1.093%	12/9/26	500	467
Goldman Sachs Group Inc.	5.950%	1/15/27	400	407
Goldman Sachs Group Inc.	3.850%	1/26/27	350	338
Goldman Sachs Group Inc.	1.542%	9/10/27	200	184
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,247
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	940
Goldman Sachs Group Inc.	3.615%	3/15/28	495	473
Goldman Sachs Group Inc.	3.691%	6/5/28	625	598
Goldman Sachs Group Inc.	4.482%	8/23/28	475	464
Goldman Sachs Group Inc.	3.814%	4/23/29	450	427
Goldman Sachs Group Inc.	4.223%	5/1/29	475	457
Goldman Sachs Group Inc.	6.484%	10/24/29	450	470
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,169
Goldman Sachs Group Inc.	5.727%	4/25/30	225	229
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,259
Goldman Sachs Group Inc.	2.650%	10/21/32	800	665
Goldman Sachs Group Inc.	3.102%	2/24/33	300	257
Goldman Sachs Group Inc.	5.851%	4/25/35	225	231
Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,053
Goldman Sachs Group Inc.	4.017%	10/31/38	405	344
Goldman Sachs Group Inc.	4.411%	4/23/39	500	442
Goldman Sachs Group Inc.	6.250%	2/1/41	675	717
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	763
Goldman Sachs Group Inc.	5.150%	5/22/45	475	444
Golub Capital BDC Inc.	2.050%	2/15/27	65	58
Golub Capital BDC Inc.	7.050%	12/5/28	80	82
Hanover Insurance Group Inc.	4.500%	4/15/26	100	98
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	311
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	52
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	103
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	148
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	91
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	126
HSBC Bank USA NA	7.000%	1/15/39	250	280
HSBC Holdings plc	4.250%	8/18/25	150	147

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HSBC Holdings plc	4.300%	3/8/26	825	811
HSBC Holdings plc	3.900%	5/25/26	450	438
HSBC Holdings plc	2.099%	6/4/26	1,700	1,644
HSBC Holdings plc	4.292%	9/12/26	500	491
HSBC Holdings plc	7.336%	11/3/26	250	255
HSBC Holdings plc	4.375%	11/23/26	350	341
HSBC Holdings plc	1.589%	5/24/27	300	280
HSBC Holdings plc	5.887%	8/14/27	340	342
HSBC Holdings plc	2.251%	11/22/27	435	403
HSBC Holdings plc	4.041%	3/13/28	400	385
HSBC Holdings plc	5.210%	8/11/28	815	809
HSBC Holdings plc	4.583%	6/19/29	400	387
HSBC Holdings plc	2.206%	8/17/29	500	439
HSBC Holdings plc	4.950%	3/31/30	250	246
HSBC Holdings plc	3.973%	5/22/30	570	532
HSBC Holdings plc	7.625%	5/17/32	100	112
HSBC Holdings plc	2.804%	5/24/32	500	419
HSBC Holdings plc	2.871%	11/22/32	1,225	1,019
HSBC Holdings plc	7.350%	11/27/32	100	105
HSBC Holdings plc	4.762%	3/29/33	300	277
HSBC Holdings plc	5.402%	8/11/33	275	272
HSBC Holdings plc	8.113%	11/3/33	250	283
HSBC Holdings plc	6.254%	3/9/34	350	364
HSBC Holdings plc	6.547%	6/20/34	200	206
HSBC Holdings plc	7.399%	11/13/34	200	217
HSBC Holdings plc	5.719%	3/4/35	700	704
HSBC Holdings plc	6.500%	5/2/36	600	621
HSBC Holdings plc	6.500%	9/15/37	50	52
HSBC Holdings plc	6.800%	6/1/38	200	212
HSBC Holdings plc	6.332%	3/9/44	550	575
HSBC Holdings plc	5.250%	3/14/44	750	695
Huntington Bancshares Inc.	4.443%	8/4/28	200	194
Huntington Bancshares Inc.	6.208%	8/21/29	205	209
Huntington Bancshares Inc.	2.550%	2/4/30	250	214
Huntington Bancshares Inc.	5.709%	2/2/35	217	214
Huntington National Bank	4.270%	11/25/26	150	142
Huntington National Bank	4.552%	5/17/28	250	243
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	239
ING Groep NV	3.950%	3/29/27	300	290
ING Groep NV	4.017%	3/28/28	200	193
ING Groep NV	4.550%	10/2/28	200	195
ING Groep NV	4.050%	4/9/29	200	190
ING Groep NV	5.335%	3/19/30	270	269
ING Groep NV	5.550%	3/19/35	500	494
Intercontinental Exchange Inc.	3.750%	12/1/25	300	293
Intercontinental Exchange Inc.	3.100%	9/15/27	150	141
Intercontinental Exchange Inc.	4.000%	9/15/27	150	145
Intercontinental Exchange Inc.	3.750%	9/21/28	75	71
Intercontinental Exchange Inc.	4.350%	6/15/29	122	118
Intercontinental Exchange Inc.	2.100%	6/15/30	750	637
Intercontinental Exchange Inc.	4.600%	3/15/33	415	396
Intercontinental Exchange Inc.	2.650%	9/15/40	500	347
Intercontinental Exchange Inc.	4.250%	9/21/48	175	143
Intercontinental Exchange Inc.	3.000%	6/15/50	60	39
Intercontinental Exchange Inc.	4.950%	6/15/52	111	101
Intercontinental Exchange Inc.	3.000%	9/15/60	300	179
Intercontinental Exchange Inc.	5.200%	6/15/62	110	102
Invesco Finance plc	3.750%	1/15/26	170	166
Invesco Finance plc	5.375%	11/30/43	75	71
Jackson Financial Inc.	3.125%	11/23/31	250	210
Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	74
Jefferies Financial Group Inc.	4.850%	1/15/27	200	197
Jefferies Financial Group Inc.	5.875%	7/21/28	200	202
Jefferies Financial Group Inc.	4.150%	1/23/30	300	279
Jefferies Financial Group Inc.	6.200%	4/14/34	275	279
Jefferies Financial Group Inc.	6.250%	1/15/36	75	76
Jefferies Financial Group Inc.	6.500%	1/20/43	75	78
JPMorgan Chase & Co.	3.900%	7/15/25	362	356
JPMorgan Chase & Co.	3.300%	4/1/26	685	663
JPMorgan Chase & Co.	3.200%	6/15/26	300	289

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	2.950%	10/1/26	875	834
JPMorgan Chase & Co.	4.125%	12/15/26	450	438
JPMorgan Chase & Co.	3.960%	1/29/27	500	488
JPMorgan Chase & Co.	1.578%	4/22/27	500	467
JPMorgan Chase & Co.	1.470%	9/22/27	500	459
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	957
JPMorgan Chase & Co.	5.040%	1/23/28	440	438
JPMorgan Chase & Co.	3.782%	2/1/28	625	602
JPMorgan Chase & Co.	5.571%	4/22/28	350	353
JPMorgan Chase & Co.	3.540%	5/1/28	350	334
JPMorgan Chase & Co.	3.509%	1/23/29	575	544
JPMorgan Chase & Co.	4.005%	4/23/29	300	287
JPMorgan Chase & Co.	2.069%	6/1/29	625	556
JPMorgan Chase & Co.	4.203%	7/23/29	250	241
JPMorgan Chase & Co.	5.299%	7/24/29	515	517
JPMorgan Chase & Co.	6.087%	10/23/29	212	219
JPMorgan Chase & Co.	4.452%	12/5/29	300	291
JPMorgan Chase & Co.	5.012%	1/23/30	350	347
JPMorgan Chase & Co.	5.581%	4/22/30	2,350	2,387
JPMorgan Chase & Co.	3.702%	5/6/30	300	280
JPMorgan Chase & Co.	4.565%	6/14/30	275	267
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,327
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,012
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,729
JPMorgan Chase & Co.	2.956%	5/13/31	500	438
JPMorgan Chase & Co.	1.764%	11/19/31	500	406
JPMorgan Chase & Co.	2.580%	4/22/32	500	422
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	852
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,020
JPMorgan Chase & Co.	5.350%	6/1/34	703	700
JPMorgan Chase & Co.	5.336%	1/23/35	525	522
JPMorgan Chase & Co.	5.766%	4/22/35	350	359
JPMorgan Chase & Co.	6.400%	5/15/38	450	497
JPMorgan Chase & Co.	3.882%	7/24/38	500	429
JPMorgan Chase & Co.	5.500%	10/15/40	650	653
JPMorgan Chase & Co.	3.109%	4/22/41	500	374
JPMorgan Chase & Co.	5.600%	7/15/41	275	280
JPMorgan Chase & Co.	5.400%	1/6/42	150	149
JPMorgan Chase & Co.	3.157%	4/22/42	450	334
JPMorgan Chase & Co.	5.625%	8/16/43	300	305
JPMorgan Chase & Co.	4.950%	6/1/45	100	93
JPMorgan Chase & Co.	4.260%	2/22/48	375	314
JPMorgan Chase & Co.	4.032%	7/24/48	500	402
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	795
JPMorgan Chase & Co.	3.897%	1/23/49	400	315
JPMorgan Chase & Co.	3.109%	4/22/51	500	341
JPMorgan Chase & Co.	3.328%	4/22/52	745	525
JPMorgan Chase Bank NA	5.110%	12/8/26	290	290
KeyBank NA	4.700%	1/26/26	250	245
KeyBank NA	5.850%	11/15/27	250	249
KeyBank NA	6.950%	2/1/28	250	257
KeyBank NA	5.000%	1/26/33	250	230
KeyCorp	4.150%	10/29/25	150	147
KeyCorp	4.100%	4/30/28	600	568
KeyCorp	2.550%	10/1/29	150	127
KeyCorp	6.401%	3/6/35	200	203
Lazard Group LLC	3.625%	3/1/27	100	96
Lazard Group LLC	4.500%	9/19/28	100	97
Legg Mason Inc.	5.625%	1/15/44	120	117
Lincoln National Corp.	3.625%	12/12/26	75	72
Lincoln National Corp.	3.800%	3/1/28	100	95
Lincoln National Corp.	3.050%	1/15/30	350	311
Lincoln National Corp.	6.300%	10/9/37	75	77
Lincoln National Corp.	7.000%	6/15/40	160	173
Lloyds Banking Group plc	4.582%	12/10/25	700	687
Lloyds Banking Group plc	4.650%	3/24/26	575	564
Lloyds Banking Group plc	4.716%	8/11/26	200	198
Lloyds Banking Group plc	3.750%	1/11/27	436	419
Lloyds Banking Group plc	5.985%	8/7/27	275	277
Lloyds Banking Group plc	3.750%	3/18/28	200	191

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lloyds Banking Group plc	4.375%	3/22/28	250	242
Lloyds Banking Group plc	4.550%	8/16/28	200	194
Lloyds Banking Group plc	3.574%	11/7/28	200	188
Lloyds Banking Group plc	5.871%	3/6/29	200	203
Lloyds Banking Group plc	5.721%	6/5/30	200	202
Lloyds Banking Group plc	7.953%	11/15/33	200	225
Lloyds Banking Group plc	5.679%	1/5/35	360	358
Lloyds Banking Group plc	5.300%	12/1/45	150	137
Lloyds Banking Group plc	4.344%	1/9/48	275	215
Loews Corp.	6.000%	2/1/35	50	53
Loews Corp.	4.125%	5/15/43	100	83
LPL Holdings Inc.	6.750%	11/17/28	200	210
M&T Bank Corp.	7.413%	10/30/29	200	210
M&T Bank Corp.	6.082%	3/13/32	100	100
M&T Bank Corp.	5.053%	1/27/34	200	185
Main Street Capital Corp.	6.500%	6/4/27	150	150
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	245
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	241
Manulife Financial Corp.	4.061%	2/24/32	190	182
Manulife Financial Corp.	5.375%	3/4/46	200	193
Markel Group Inc.	3.500%	11/1/27	50	47
Markel Group Inc.	3.350%	9/17/29	75	69
Markel Group Inc.	4.300%	11/1/47	50	40
Markel Group Inc.	5.000%	5/20/49	150	133
Markel Group Inc.	4.150%	9/17/50	200	154
Markel Group Inc.	6.000%	5/16/54	100	99
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	98
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	460	392
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	204
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	87
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	233
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	84
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	163
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	300	303
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	88
Mastercard Inc.	2.950%	11/21/26	100	95
Mastercard Inc.	3.300%	3/26/27	200	192
Mastercard Inc.	4.875%	3/9/28	200	201
Mastercard Inc.	2.950%	6/1/29	275	253
Mastercard Inc.	3.350%	3/26/30	300	278
Mastercard Inc.	2.000%	11/18/31	200	164
Mastercard Inc.	4.875%	5/9/34	300	297
Mastercard Inc.	3.950%	2/26/48	100	81
Mastercard Inc.	3.650%	6/1/49	200	153
Mastercard Inc.	3.850%	3/26/50	200	158
Mercury General Corp.	4.400%	3/15/27	75	72
MetLife Inc.	6.500%	12/15/32	175	190
MetLife Inc.	5.375%	7/15/33	200	202
MetLife Inc.	6.375%	6/15/34	100	108
MetLife Inc.	5.300%	12/15/34	100	100
MetLife Inc.	5.875%	2/6/41	590	604
MetLife Inc.	4.125%	8/13/42	175	145
MetLife Inc.	4.875%	11/13/43	355	323
MetLife Inc.	5.250%	1/15/54	200	190
MetLife Inc.	6.400%	12/15/66	210	213
MGIC Investment Corp.	5.250%	8/15/28	31	30
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	958
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	512
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	237
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	482
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	370
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	237
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	372
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	192
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	193
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	200
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	189
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	225
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	160
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	44

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	200
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	417
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	338
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	187
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	493
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	334	335
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	275	274
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	45
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	167
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	240
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	185
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	312
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	228
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	383
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	450
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	88
	Mizuho Financial Group Inc.	2.564%	9/13/31	250	203
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	405
	Mizuho Financial Group Inc.	5.748%	7/6/34	780	791
	Moody's Corp.	3.250%	1/15/28	200	189
	Moody's Corp.	2.000%	8/19/31	500	406
	Moody's Corp.	2.750%	8/19/41	100	69
	Moody's Corp.	4.875%	12/17/48	125	112
	Moody's Corp.	3.750%	2/25/52	100	75
	Moody's Corp.	3.100%	11/29/61	150	92
	Morgan Stanley	4.000%	7/23/25	330	325
	Morgan Stanley	5.000%	11/24/25	650	645
	Morgan Stanley	3.875%	1/27/26	225	220
	Morgan Stanley	3.125%	7/27/26	700	669
	Morgan Stanley	6.250%	8/9/26	1,796	1,828
	Morgan Stanley	4.350%	9/8/26	666	651
	Morgan Stanley	6.138%	10/16/26	500	503
	Morgan Stanley	0.985%	12/10/26	500	468
	Morgan Stanley	3.625%	1/20/27	250	241
	Morgan Stanley	5.050%	1/28/27	350	348
	Morgan Stanley	3.950%	4/23/27	325	314
	Morgan Stanley	1.593%	5/4/27	525	489
	Morgan Stanley	2.475%	1/21/28	500	466
	Morgan Stanley	5.652%	4/13/28	225	227
	Morgan Stanley	4.210%	4/20/28	200	194
[5]	Morgan Stanley	3.591%	7/22/28	935	889
	Morgan Stanley	6.296%	10/18/28	500	516
	Morgan Stanley	3.772%	1/24/29	575	547
	Morgan Stanley	5.123%	2/1/29	350	349
	Morgan Stanley	5.164%	4/20/29	450	448
	Morgan Stanley	5.449%	7/20/29	350	352
	Morgan Stanley	6.407%	11/1/29	350	365
	Morgan Stanley	5.173%	1/16/30	350	349
	Morgan Stanley	4.431%	1/23/30	550	532
	Morgan Stanley	5.656%	4/18/30	225	229
	Morgan Stanley	2.699%	1/22/31	1,750	1,534
	Morgan Stanley	3.622%	4/1/31	600	550
	Morgan Stanley	1.794%	2/13/32	500	402
	Morgan Stanley	7.250%	4/1/32	150	170
	Morgan Stanley	1.928%	4/28/32	200	161
	Morgan Stanley	2.239%	7/21/32	500	409
	Morgan Stanley	2.511%	10/20/32	600	496
	Morgan Stanley	2.943%	1/21/33	500	425
	Morgan Stanley	6.342%	10/18/33	750	796
	Morgan Stanley	5.250%	4/21/34	450	443
	Morgan Stanley	6.627%	11/1/34	350	378
	Morgan Stanley	5.466%	1/18/35	425	424
	Morgan Stanley	5.831%	4/19/35	225	231
	Morgan Stanley	2.484%	9/16/36	500	396
	Morgan Stanley	5.297%	4/20/37	350	335
	Morgan Stanley	5.948%	1/19/38	350	348
[5]	Morgan Stanley	3.971%	7/22/38	375	317
	Morgan Stanley	4.457%	4/22/39	250	223
	Morgan Stanley	3.217%	4/22/42	325	244
	Morgan Stanley	6.375%	7/24/42	600	660

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Morgan Stanley	4.300%	1/27/45	650	553
Morgan Stanley	2.802%	1/25/52	940	591
Morgan Stanley Bank NA	5.479%	7/16/25	350	351
Morgan Stanley Bank NA	4.754%	4/21/26	275	273
Morgan Stanley Bank NA	5.882%	10/30/26	275	278
Morgan Stanley Bank NA	4.952%	1/14/28	200	199
Morgan Stanley Bank NA	5.504%	5/26/28	425	428
Nasdaq Inc.	3.850%	6/30/26	100	97
Nasdaq Inc.	1.650%	1/15/31	250	200
Nasdaq Inc.	5.550%	2/15/34	200	200
Nasdaq Inc.	2.500%	12/21/40	200	131
Nasdaq Inc.	3.250%	4/28/50	35	23
Nasdaq Inc.	3.950%	3/7/52	200	148
Nasdaq Inc.	5.950%	8/15/53	200	202
Nasdaq Inc.	6.100%	6/28/63	200	203
National Australia Bank Ltd.	3.375%	1/14/26	100	97
National Australia Bank Ltd.	5.087%	6/11/27	250	250
National Australia Bank Ltd.	4.944%	1/12/28	250	250
National Australia Bank Ltd.	4.900%	6/13/28	500	499
National Australia Bank Ltd.	4.787%	1/10/29	250	248
National Bank of Canada	5.600%	12/18/28	250	252
NatWest Group plc	7.472%	11/10/26	200	204
NatWest Group plc	5.847%	3/2/27	200	200
NatWest Group plc	5.583%	3/1/28	200	200
NatWest Group plc	5.516%	9/30/28	200	200
NatWest Group plc	4.892%	5/18/29	1,000	978
NatWest Group plc	5.808%	9/13/29	200	203
NatWest Group plc	5.076%	1/27/30	200	197
NatWest Group plc	4.445%	5/8/30	700	669
NatWest Group plc	6.016%	3/2/34	200	205
NatWest Group plc	6.475%	6/1/34	200	203
NatWest Group plc	5.778%	3/1/35	275	276
NatWest Group plc	3.032%	11/28/35	200	168
Nomura Holdings Inc.	5.099%	7/3/25	225	224
Nomura Holdings Inc.	1.851%	7/16/25	300	288
Nomura Holdings Inc.	2.329%	1/22/27	200	185
Nomura Holdings Inc.	5.594%	7/2/27	200	200
Nomura Holdings Inc.	5.386%	7/6/27	200	199
Nomura Holdings Inc.	2.172%	7/14/28	200	177
Nomura Holdings Inc.	5.605%	7/6/29	225	226
Nomura Holdings Inc.	3.103%	1/16/30	400	353
Nomura Holdings Inc.	2.679%	7/16/30	250	212
Nomura Holdings Inc.	2.608%	7/14/31	200	165
Nomura Holdings Inc.	2.999%	1/22/32	200	167
Nomura Holdings Inc.	5.783%	7/3/34	200	199
Northern Trust Corp.	3.950%	10/30/25	150	147
Northern Trust Corp.	3.650%	8/3/28	100	96
Northern Trust Corp.	3.375%	5/8/32	50	47
Northern Trust Corp.	6.125%	11/2/32	200	210
Old Republic International Corp.	3.875%	8/26/26	100	97
Old Republic International Corp.	3.850%	6/11/51	200	141
ORIX Corp.	3.700%	7/18/27	200	191
ORIX Corp.	2.250%	3/9/31	50	42
PartnerRe Finance B LLC	3.700%	7/2/29	95	89
PartnerRe Finance B LLC	4.500%	10/1/50	100	91
PayPal Holdings Inc.	2.650%	10/1/26	300	284
PayPal Holdings Inc.	2.850%	10/1/29	400	361
PayPal Holdings Inc.	2.300%	6/1/30	200	172
PayPal Holdings Inc.	4.400%	6/1/32	200	190
PayPal Holdings Inc.	5.150%	6/1/34	600	593
PayPal Holdings Inc.	3.250%	6/1/50	210	142
PayPal Holdings Inc.	5.500%	6/1/54	200	194
PNC Bank NA	3.100%	10/25/27	250	234
PNC Bank NA	3.250%	1/22/28	150	140
PNC Bank NA	4.050%	7/26/28	250	238
PNC Bank NA	2.700%	10/22/29	150	131
PNC Financial Services Group Inc.	5.812%	6/12/26	200	200
PNC Financial Services Group Inc.	4.758%	1/26/27	200	198
PNC Financial Services Group Inc.	3.150%	5/19/27	450	427
PNC Financial Services Group Inc.	6.615%	10/20/27	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PNC Financial Services Group Inc.	5.300%	1/21/28	200	200
PNC Financial Services Group Inc.	3.450%	4/23/29	500	464
PNC Financial Services Group Inc.	5.582%	6/12/29	200	202
PNC Financial Services Group Inc.	2.550%	1/22/30	425	373
PNC Financial Services Group Inc.	5.492%	5/14/30	225	226
PNC Financial Services Group Inc.	4.626%	6/6/33	200	185
PNC Financial Services Group Inc.	6.037%	10/28/33	255	263
PNC Financial Services Group Inc.	5.068%	1/24/34	200	193
PNC Financial Services Group Inc.	5.939%	8/18/34	90	92
PNC Financial Services Group Inc.	6.875%	10/20/34	430	469
PNC Financial Services Group Inc.	5.676%	1/22/35	500	503
Principal Financial Group Inc.	3.100%	11/15/26	100	95
Principal Financial Group Inc.	4.625%	9/15/42	50	44
Principal Financial Group Inc.	4.350%	5/15/43	150	128
Principal Financial Group Inc.	4.300%	11/15/46	195	162
Progressive Corp.	2.450%	1/15/27	150	141
Progressive Corp.	4.000%	3/1/29	100	96
Progressive Corp.	6.625%	3/1/29	125	134
Progressive Corp.	4.950%	6/15/33	100	99
Progressive Corp.	4.350%	4/25/44	50	43
Progressive Corp.	4.125%	4/15/47	290	238
Progressive Corp.	4.200%	3/15/48	115	94
Progressive Corp.	3.950%	3/26/50	180	141
Progressive Corp.	3.700%	3/15/52	100	75
Prospect Capital Corp.	3.364%	11/15/26	200	184
Prudential Financial Inc.	3.878%	3/27/28	163	156
Prudential Financial Inc.	5.750%	7/15/33	100	104
Prudential Financial Inc.	5.700%	12/14/36	125	128
Prudential Financial Inc.	6.625%	12/1/37	65	72
Prudential Financial Inc.	3.000%	3/10/40	50	37
Prudential Financial Inc.	6.625%	6/21/40	65	71
Prudential Financial Inc.	5.100%	8/15/43	50	45
Prudential Financial Inc.	4.600%	5/15/44	275	240
Prudential Financial Inc.	5.375%	5/15/45	133	132
Prudential Financial Inc.	3.905%	12/7/47	182	140
Prudential Financial Inc.	5.700%	9/15/48	250	245
Prudential Financial Inc.	3.935%	12/7/49	363	275
Prudential Financial Inc.	4.350%	2/25/50	210	171
Prudential Financial Inc.	3.700%	10/1/50	200	174
Prudential Financial Inc.	5.125%	3/1/52	250	232
Prudential Financial Inc.	6.000%	9/1/52	150	148
Prudential Financial Inc.	6.500%	3/15/54	175	177
Prudential Funding Asia plc	3.125%	4/14/30	200	179
Radian Group Inc.	6.200%	5/15/29	118	119
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	189
Raymond James Financial Inc.	3.750%	4/1/51	250	184
Regions Bank	6.450%	6/26/37	250	255
Regions Financial Corp.	1.800%	8/12/28	120	104
Regions Financial Corp.	5.722%	6/6/30	200	200
Reinsurance Group of America Inc.	3.900%	5/15/29	50	47
Reinsurance Group of America Inc.	6.000%	9/15/33	165	168
Reinsurance Group of America Inc.	5.750%	9/15/34	175	174
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	71
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	69
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	132
Royal Bank of Canada	4.875%	1/12/26	200	199
Royal Bank of Canada	4.650%	1/27/26	898	886
Royal Bank of Canada	1.200%	4/27/26	200	186
Royal Bank of Canada	1.400%	11/2/26	500	458
Royal Bank of Canada	4.875%	1/19/27	200	199
Royal Bank of Canada	2.050%	1/21/27	100	93
Royal Bank of Canada	3.625%	5/4/27	200	192
Royal Bank of Canada	4.240%	8/3/27	200	195
Royal Bank of Canada	6.000%	11/1/27	200	205
Royal Bank of Canada	4.900%	1/12/28	200	199
Royal Bank of Canada	4.950%	2/1/29	200	199
Royal Bank of Canada	2.300%	11/3/31	500	414
Royal Bank of Canada	3.875%	5/4/32	200	183
Royal Bank of Canada	5.000%	2/1/33	465	458

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	5.000%	5/2/33	200	197
	Royal Bank of Canada	5.150%	2/1/34	200	199
	S&P Global Inc.	4.750%	8/1/28	140	139
	S&P Global Inc.	2.700%	3/1/29	250	226
	S&P Global Inc.	4.250%	5/1/29	100	97
	S&P Global Inc.	2.500%	12/1/29	125	111
	S&P Global Inc.	1.250%	8/15/30	200	162
	S&P Global Inc.	2.900%	3/1/32	300	259
	S&P Global Inc.	3.250%	12/1/49	150	105
	S&P Global Inc.	3.700%	3/1/52	200	151
	S&P Global Inc.	2.300%	8/15/60	100	51
	S&P Global Inc.	3.900%	3/1/62	100	74
	Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,109
	Santander Holdings USA Inc.	3.244%	10/5/26	400	379
	Santander Holdings USA Inc.	4.400%	7/13/27	250	242
	Santander Holdings USA Inc.	2.490%	1/6/28	200	184
	Santander Holdings USA Inc.	6.499%	3/9/29	200	204
	Santander Holdings USA Inc.	6.174%	1/9/30	200	202
	Santander UK Group Holdings plc	1.532%	8/21/26	600	571
	Santander UK Group Holdings plc	1.673%	6/14/27	400	370
	Santander UK Group Holdings plc	3.823%	11/3/28	200	189
	Santander UK Group Holdings plc	6.534%	1/10/29	415	426
	Selective Insurance Group Inc.	5.375%	3/1/49	50	47
	SiriusPoint Ltd.	7.000%	4/5/29	75	76
[6]	Sixth Street Lending Partners	6.500%	3/11/29	200	198
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	150	148
	State Street Corp.	3.550%	8/18/25	200	196
	State Street Corp.	5.104%	5/18/26	500	498
	State Street Corp.	2.650%	5/19/26	125	119
	State Street Corp.	5.272%	8/3/26	215	215
	State Street Corp.	4.993%	3/18/27	200	200
	State Street Corp.	4.141%	12/3/29	200	192
	State Street Corp.	2.400%	1/24/30	150	132
	State Street Corp.	4.821%	1/26/34	130	125
	State Street Corp.	5.159%	5/18/34	500	494
	State Street Corp.	3.031%	11/1/34	125	111
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,440
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	187
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	146
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	202
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	118
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	166
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	664
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	284
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	96
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	438
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	428
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	136
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,641
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	160
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	303
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	206
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	133
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	218
	Synchrony Financial	4.500%	7/23/25	426	419
	Synchrony Financial	3.700%	8/4/26	125	119
	Synchrony Financial	3.950%	12/1/27	300	281
	Toronto-Dominion Bank	0.750%	1/6/26	200	187
	Toronto-Dominion Bank	5.103%	1/9/26	200	199
	Toronto-Dominion Bank	5.532%	7/17/26	225	226
	Toronto-Dominion Bank	1.250%	9/10/26	325	298
	Toronto-Dominion Bank	1.950%	1/12/27	200	186
	Toronto-Dominion Bank	2.800%	3/10/27	200	188
	Toronto-Dominion Bank	4.980%	4/5/27	200	199
	Toronto-Dominion Bank	4.108%	6/8/27	425	412
	Toronto-Dominion Bank	5.156%	1/10/28	225	225
	Toronto-Dominion Bank	5.523%	7/17/28	225	228
	Toronto-Dominion Bank	2.000%	9/10/31	325	265
	Toronto-Dominion Bank	2.450%	1/12/32	850	700

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Toronto-Dominion Bank	4.456%	6/8/32	400	377
Travelers Cos. Inc.	6.250%	6/15/37	150	162
Travelers Cos. Inc.	4.300%	8/25/45	150	127
Travelers Cos. Inc.	4.000%	5/30/47	225	181
Travelers Cos. Inc.	4.100%	3/4/49	200	163
Travelers Cos. Inc.	2.550%	4/27/50	500	304
Travelers Cos. Inc.	5.450%	5/25/53	143	143
Travelers Property Casualty Corp.	6.375%	3/15/33	26	28
Trinity Acquisition plc	4.400%	3/15/26	100	98
Truist Bank	3.625%	9/16/25	500	487
Truist Bank	3.300%	5/15/26	200	192
Truist Financial Corp.	1.200%	8/5/25	200	191
Truist Financial Corp.	6.047%	6/8/27	265	267
Truist Financial Corp.	1.125%	8/3/27	500	441
Truist Financial Corp.	3.875%	3/19/29	200	187
Truist Financial Corp.	1.887%	6/7/29	500	438
Truist Financial Corp.	7.161%	10/30/29	200	212
Truist Financial Corp.	5.435%	1/24/30	275	274
Truist Financial Corp.	1.950%	6/5/30	100	83
Truist Financial Corp.	4.916%	7/28/33	200	185
Truist Financial Corp.	5.122%	1/26/34	810	775
Truist Financial Corp.	5.867%	6/8/34	200	202
Truist Financial Corp.	5.711%	1/24/35	275	274
UBS AG	5.800%	9/11/25	200	201
UBS AG	5.650%	9/11/28	225	229
UBS Group AG	4.550%	4/17/26	456	448
UBS Group AG	4.875%	5/15/45	375	337
Unum Group	4.000%	6/15/29	80	75
Unum Group	5.750%	8/15/42	75	72
Unum Group	4.500%	12/15/49	100	78
Unum Group	6.000%	6/15/54	100	96
US Bancorp	3.950%	11/17/25	25	25
US Bancorp	3.100%	4/27/26	300	288
US Bancorp	5.727%	10/21/26	525	526
US Bancorp	3.150%	4/27/27	275	262
US Bancorp	6.787%	10/26/27	200	206
US Bancorp	5.775%	6/12/29	275	279
US Bancorp	3.000%	7/30/29	240	215
US Bancorp	5.384%	1/23/30	275	276
US Bancorp	2.677%	1/27/33	90	74
US Bancorp	4.967%	7/22/33	235	223
US Bancorp	5.850%	10/21/33	525	533
US Bancorp	4.839%	2/1/34	360	341
US Bancorp	5.836%	6/12/34	275	279
US Bancorp	5.678%	1/23/35	275	276
US Bancorp	2.491%	11/3/36	450	355
Verisk Analytics Inc.	4.000%	6/15/25	23	23
Verisk Analytics Inc.	3.625%	5/15/50	150	108
Visa Inc.	3.150%	12/14/25	925	900
Visa Inc.	1.900%	4/15/27	200	185
Visa Inc.	0.750%	8/15/27	500	443
Visa Inc.	2.750%	9/15/27	150	141
Visa Inc.	1.100%	2/15/31	400	319
Visa Inc.	4.150%	12/14/35	325	303
Visa Inc.	2.700%	4/15/40	200	146
Visa Inc.	4.300%	12/14/45	625	542
Visa Inc.	3.650%	9/15/47	100	78
Visa Inc.	2.000%	8/15/50	300	169
Voya Financial Inc.	3.650%	6/15/26	250	241
Voya Financial Inc.	5.700%	7/15/43	75	73
Voya Financial Inc.	4.800%	6/15/46	40	34
Voya Financial Inc.	4.700%	1/23/48	100	87
Webster Financial Corp.	4.100%	3/25/29	55	51
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,223
Wells Fargo & Co.	4.100%	6/3/26	725	707
Wells Fargo & Co.	4.540%	8/15/26	275	272
Wells Fargo & Co.	3.000%	10/23/26	675	641
Wells Fargo & Co.	4.300%	7/22/27	475	463
Wells Fargo & Co.	5.707%	4/22/28	525	530
Wells Fargo & Co.	3.584%	5/22/28	500	476

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co.	4.808%	7/25/28	975	961
Wells Fargo & Co.	4.150%	1/24/29	200	192
Wells Fargo & Co.	5.574%	7/25/29	350	353
Wells Fargo & Co.	6.303%	10/23/29	990	1,027
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,153
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,197
Wells Fargo & Co.	4.897%	7/25/33	975	939
Wells Fargo & Co.	5.389%	4/24/34	952	942
Wells Fargo & Co.	5.557%	7/25/34	350	350
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,023
Wells Fargo & Co.	3.068%	4/30/41	600	440
Wells Fargo & Co.	5.375%	11/2/43	1,000	937
Wells Fargo & Co.	4.650%	11/4/44	325	275
Wells Fargo & Co.	4.900%	11/17/45	250	218
Wells Fargo & Co.	4.400%	6/14/46	300	242
Wells Fargo & Co.	4.750%	12/7/46	350	296
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,595
Wells Fargo & Co.	4.611%	4/25/53	400	342
Wells Fargo Bank NA	5.550%	8/1/25	300	300
Wells Fargo Bank NA	4.811%	1/15/26	200	199
Wells Fargo Bank NA	5.450%	8/7/26	300	301
Wells Fargo Bank NA	5.254%	12/11/26	450	450
Wells Fargo Bank NA	5.950%	8/26/36	200	207
Wells Fargo Bank NA	5.850%	2/1/37	300	308
Wells Fargo Bank NA	6.600%	1/15/38	225	247
Western Union Co.	1.350%	3/15/26	200	186
Western Union Co.	6.200%	11/17/36	100	101
Western Union Co.	6.200%	6/21/40	17	17
Westpac Banking Corp.	5.512%	11/17/25	200	201
Westpac Banking Corp.	5.200%	4/16/26	200	200
Westpac Banking Corp.	2.850%	5/13/26	200	192
Westpac Banking Corp.	1.150%	6/3/26	218	202
Westpac Banking Corp.	2.700%	8/19/26	175	167
Westpac Banking Corp.	3.350%	3/8/27	250	240
Westpac Banking Corp.	1.953%	11/20/28	275	243
Westpac Banking Corp.	5.050%	4/16/29	200	200
Westpac Banking Corp.	2.650%	1/16/30	150	134
Westpac Banking Corp.	4.322%	11/23/31	500	483
Westpac Banking Corp.	5.405%	8/10/33	200	195
Westpac Banking Corp.	6.820%	11/17/33	200	215
Westpac Banking Corp.	4.110%	7/24/34	25	23
Westpac Banking Corp.	2.668%	11/15/35	315	260
Westpac Banking Corp.	3.020%	11/18/36	500	411
Westpac Banking Corp.	4.421%	7/24/39	200	176
Westpac Banking Corp.	2.963%	11/16/40	200	139
Willis North America Inc.	4.500%	9/15/28	100	97
Willis North America Inc.	2.950%	9/15/29	440	394
Willis North America Inc.	5.350%	5/15/33	100	98
Willis North America Inc.	5.050%	9/15/48	50	44
Willis North America Inc.	3.875%	9/15/49	90	65
Willis North America Inc.	5.900%	3/5/54	125	121
Zions Bancorp NA	3.250%	10/29/29	250	209
				340,654
Health Care (3.0%)
Abbott Laboratories	3.750%	11/30/26	367	358
Abbott Laboratories	1.150%	1/30/28	100	89
Abbott Laboratories	1.400%	6/30/30	150	125
Abbott Laboratories	4.750%	11/30/36	200	194
Abbott Laboratories	5.300%	5/27/40	250	252
Abbott Laboratories	4.900%	11/30/46	700	659
AbbVie Inc.	3.200%	5/14/26	350	338
AbbVie Inc.	2.950%	11/21/26	740	705
AbbVie Inc.	4.800%	3/15/27	500	498
AbbVie Inc.	4.250%	11/14/28	300	293
AbbVie Inc.	4.800%	3/15/29	525	522
AbbVie Inc.	3.200%	11/21/29	1,130	1,037
AbbVie Inc.	4.950%	3/15/31	500	499
AbbVie Inc.	5.050%	3/15/34	550	548
AbbVie Inc.	4.550%	3/15/35	350	332

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.500%	5/14/35	450	424
	AbbVie Inc.	4.300%	5/14/36	200	184
	AbbVie Inc.	4.050%	11/21/39	768	666
	AbbVie Inc.	4.625%	10/1/42	50	45
	AbbVie Inc.	4.400%	11/6/42	501	440
	AbbVie Inc.	4.850%	6/15/44	230	213
	AbbVie Inc.	4.750%	3/15/45	200	182
	AbbVie Inc.	4.700%	5/14/45	402	363
	AbbVie Inc.	4.450%	5/14/46	455	395
	AbbVie Inc.	4.875%	11/14/48	350	321
	AbbVie Inc.	4.250%	11/21/49	1,025	853
	AbbVie Inc.	5.400%	3/15/54	550	544
	AbbVie Inc.	5.500%	3/15/64	275	271
	Adventist Health System	2.952%	3/1/29	100	90
	Adventist Health System	5.430%	3/1/32	100	99
	Adventist Health System	5.757%	12/1/34	75	75
	Adventist Health System	3.630%	3/1/49	50	36
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	48
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	22
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	86
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	55
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	51
	Aetna Inc.	6.625%	6/15/36	130	138
	Aetna Inc.	6.750%	12/15/37	100	107
	Aetna Inc.	4.500%	5/15/42	75	63
	Aetna Inc.	4.125%	11/15/42	75	59
	Aetna Inc.	3.875%	8/15/47	300	218
	Agilent Technologies Inc.	3.050%	9/22/26	75	71
	Agilent Technologies Inc.	2.750%	9/15/29	100	89
	Agilent Technologies Inc.	2.100%	6/4/30	100	84
	AHS Hospital Corp.	5.024%	7/1/45	75	71
	AHS Hospital Corp.	2.780%	7/1/51	150	95
[3]	Allina Health System	3.887%	4/15/49	75	59
	Amgen Inc.	5.507%	3/2/26	350	350
	Amgen Inc.	2.600%	8/19/26	225	213
	Amgen Inc.	2.200%	2/21/27	150	139
	Amgen Inc.	3.200%	11/2/27	600	565
	Amgen Inc.	5.150%	3/2/28	500	500
	Amgen Inc.	1.650%	8/15/28	400	350
	Amgen Inc.	4.050%	8/18/29	325	311
	Amgen Inc.	5.250%	3/2/30	250	252
	Amgen Inc.	2.000%	1/15/32	450	362
	Amgen Inc.	3.350%	2/22/32	500	444
	Amgen Inc.	4.200%	3/1/33	200	185
	Amgen Inc.	5.250%	3/2/33	925	922
	Amgen Inc.	3.150%	2/21/40	575	430
	Amgen Inc.	2.800%	8/15/41	450	316
	Amgen Inc.	4.950%	10/1/41	240	220
	Amgen Inc.	5.150%	11/15/41	126	118
	Amgen Inc.	5.600%	3/2/43	300	296
	Amgen Inc.	4.400%	5/1/45	450	378
	Amgen Inc.	3.375%	2/21/50	575	404
	Amgen Inc.	4.663%	6/15/51	500	427
	Amgen Inc.	3.000%	1/15/52	206	135
	Amgen Inc.	4.200%	2/22/52	500	395
	Amgen Inc.	5.650%	3/2/53	500	493
	Amgen Inc.	2.770%	9/1/53	422	252
	Amgen Inc.	5.750%	3/2/63	550	539
	Ascension Health	2.532%	11/15/29	350	310
	Ascension Health	3.106%	11/15/39	100	77
	Ascension Health	3.945%	11/15/46	200	167
[3]	Ascension Health	4.847%	11/15/53	75	71
	Astrazeneca Finance LLC	1.200%	5/28/26	200	186
	Astrazeneca Finance LLC	4.800%	2/26/27	275	273
	Astrazeneca Finance LLC	4.875%	3/3/28	200	200
	Astrazeneca Finance LLC	1.750%	5/28/28	200	177
	Astrazeneca Finance LLC	4.850%	2/26/29	225	225
	Astrazeneca Finance LLC	4.900%	3/3/30	200	201
	Astrazeneca Finance LLC	4.900%	2/26/31	200	199
	Astrazeneca Finance LLC	2.250%	5/28/31	200	169

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Astrazeneca Finance LLC	4.875%	3/3/33	200	198
	Astrazeneca Finance LLC	5.000%	2/26/34	270	268
	AstraZeneca plc	3.375%	11/16/25	400	390
	AstraZeneca plc	0.700%	4/8/26	500	463
	AstraZeneca plc	4.000%	1/17/29	200	193
	AstraZeneca plc	1.375%	8/6/30	300	245
	AstraZeneca plc	6.450%	9/15/37	450	501
	AstraZeneca plc	4.000%	9/18/42	290	244
	AstraZeneca plc	4.375%	11/16/45	200	174
	AstraZeneca plc	3.000%	5/28/51	335	224
	Banner Health	2.338%	1/1/30	125	108
	Banner Health	3.181%	1/1/50	75	52
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	183
	Baxalta Inc.	4.000%	6/23/25	97	96
	Baxalta Inc.	5.250%	6/23/45	73	69
	Baxter International Inc.	1.915%	2/1/27	750	687
	Baxter International Inc.	2.272%	12/1/28	250	220
	Baxter International Inc.	2.539%	2/1/32	500	410
	Baxter International Inc.	3.500%	8/15/46	100	70
	Baxter International Inc.	3.132%	12/1/51	200	126
	Baylor Scott & White Holdings	1.777%	11/15/30	100	82
	Baylor Scott & White Holdings	4.185%	11/15/45	100	86
	Baylor Scott & White Holdings	2.839%	11/15/50	350	229
	Becton Dickinson & Co.	3.700%	6/6/27	375	361
	Becton Dickinson & Co.	4.693%	2/13/28	250	246
	Becton Dickinson & Co.	4.874%	2/8/29	35	35
	Becton Dickinson & Co.	5.081%	6/7/29	200	200
	Becton Dickinson & Co.	2.823%	5/20/30	125	110
	Becton Dickinson & Co.	1.957%	2/11/31	375	307
	Becton Dickinson & Co.	5.110%	2/8/34	100	98
	Becton Dickinson & Co.	4.685%	12/15/44	172	151
	Becton Dickinson & Co.	4.669%	6/6/47	300	262
	Biogen Inc.	4.050%	9/15/25	350	344
	Biogen Inc.	2.250%	5/1/30	400	340
	Biogen Inc.	3.150%	5/1/50	300	193
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	221
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	24
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	92
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	170
	Boston Scientific Corp.	2.650%	6/1/30	150	132
	Boston Scientific Corp.	4.550%	3/1/39	131	122
	Boston Scientific Corp.	7.375%	1/15/40	50	59
	Boston Scientific Corp.	4.700%	3/1/49	133	118
	Bristol-Myers Squibb Co.	4.950%	2/20/26	200	199
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	291
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	199
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	441
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	200
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	266
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	324
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	564
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	162
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	226
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	259
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	184
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	449
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	74
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	155
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	208
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	200
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	570
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	293
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	528
	Bristol-Myers Squibb Co.	5.550%	2/22/54	500	493
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	144
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	379
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	293
	Cardinal Health Inc.	3.750%	9/15/25	100	98
	Cardinal Health Inc.	5.125%	2/15/29	125	125
	Cardinal Health Inc.	5.450%	2/15/34	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	4.600%	3/15/43	75	64
	Cardinal Health Inc.	4.500%	11/15/44	50	42
	Cardinal Health Inc.	4.368%	6/15/47	125	101
	Cencora Inc.	3.450%	12/15/27	275	260
	Cencora Inc.	2.700%	3/15/31	250	213
	Cencora Inc.	5.125%	2/15/34	100	98
	Cencora Inc.	4.300%	12/15/47	175	145
	Centene Corp.	4.250%	12/15/27	474	453
	Centene Corp.	2.450%	7/15/28	467	415
	Centene Corp.	4.625%	12/15/29	736	696
	Centene Corp.	3.375%	2/15/30	110	98
	Centene Corp.	3.000%	10/15/30	407	348
	Centene Corp.	2.500%	3/1/31	395	324
	Centene Corp.	2.625%	8/1/31	254	208
	Children's Health System of Texas	2.511%	8/15/50	300	184
	Children's Hospital Corp.	4.115%	1/1/47	75	63
	Children's Hospital Corp.	2.585%	2/1/50	50	31
	Children's Hospital Medical Center	4.268%	5/15/44	50	43
	CHRISTUS Health	4.341%	7/1/28	200	195
	Cigna Group	4.500%	2/25/26	255	251
	Cigna Group	5.685%	3/15/26	150	150
	Cigna Group	3.400%	3/1/27	275	263
	Cigna Group	7.875%	5/15/27	41	44
	Cigna Group	4.375%	10/15/28	610	592
	Cigna Group	5.000%	5/15/29	200	199
	Cigna Group	2.400%	3/15/30	231	200
	Cigna Group	2.375%	3/15/31	250	210
	Cigna Group	5.125%	5/15/31	150	149
	Cigna Group	5.250%	2/15/34	200	197
	Cigna Group	4.800%	8/15/38	415	381
	Cigna Group	3.200%	3/15/40	150	111
	Cigna Group	6.125%	11/15/41	92	96
	Cigna Group	4.800%	7/15/46	400	352
	Cigna Group	3.875%	10/15/47	170	128
	Cigna Group	4.900%	12/15/48	545	478
	Cigna Group	3.400%	3/15/50	375	255
	Cigna Group	5.600%	2/15/54	250	239
	City of Hope	5.623%	11/15/43	75	73
	City of Hope	4.378%	8/15/48	100	81
	Cleveland Clinic Foundation	4.858%	1/1/14	100	88
	CommonSpirit Health	2.782%	10/1/30	500	433
	CommonSpirit Health	5.205%	12/1/31	150	148
	CommonSpirit Health	5.318%	12/1/34	125	123
[3]	CommonSpirit Health	4.350%	11/1/42	225	190
	CommonSpirit Health	3.817%	10/1/49	50	38
	CommonSpirit Health	4.187%	10/1/49	150	120
	CommonSpirit Health	5.548%	12/1/54	100	98
	Community Health Network Inc.	3.099%	5/1/50	140	92
	Cottage Health Obligated Group	3.304%	11/1/49	100	72
	CVS Health Corp.	3.875%	7/20/25	573	563
	CVS Health Corp.	2.875%	6/1/26	416	396
	CVS Health Corp.	3.000%	8/15/26	450	429
	CVS Health Corp.	1.300%	8/21/27	600	531
	CVS Health Corp.	4.300%	3/25/28	677	654
	CVS Health Corp.	5.000%	1/30/29	470	465
	CVS Health Corp.	5.400%	6/1/29	150	150
	CVS Health Corp.	3.250%	8/15/29	360	327
	CVS Health Corp.	5.125%	2/21/30	250	247
	CVS Health Corp.	1.750%	8/21/30	225	183
	CVS Health Corp.	5.250%	1/30/31	100	99
	CVS Health Corp.	1.875%	2/28/31	350	281
	CVS Health Corp.	5.550%	6/1/31	175	175
	CVS Health Corp.	5.250%	2/21/33	250	244
	CVS Health Corp.	5.300%	6/1/33	225	220
	CVS Health Corp.	5.700%	6/1/34	225	224
	CVS Health Corp.	4.875%	7/20/35	125	117
	CVS Health Corp.	4.780%	3/25/38	1,175	1,049
	CVS Health Corp.	6.125%	9/15/39	75	75
	CVS Health Corp.	4.125%	4/1/40	200	161
	CVS Health Corp.	5.300%	12/5/43	150	136

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.125%	7/20/45	700	616
	CVS Health Corp.	5.050%	3/25/48	1,535	1,323
	CVS Health Corp.	4.250%	4/1/50	300	228
	CVS Health Corp.	5.625%	2/21/53	220	204
	CVS Health Corp.	5.875%	6/1/53	118	113
	CVS Health Corp.	6.050%	6/1/54	175	172
	CVS Health Corp.	6.000%	6/1/63	135	129
	Danaher Corp.	3.350%	9/15/25	100	98
	Danaher Corp.	4.375%	9/15/45	75	65
	Danaher Corp.	2.600%	10/1/50	500	305
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	79
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	131
	DH Europe Finance II Sarl	2.600%	11/15/29	150	134
	DH Europe Finance II Sarl	3.250%	11/15/39	175	138
	Dignity Health	4.500%	11/1/42	100	87
	Dignity Health	5.267%	11/1/64	50	46
	Duke University Health System Inc.	3.920%	6/1/47	100	81
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	97
	Elevance Health Inc.	5.150%	6/15/29	115	115
	Elevance Health Inc.	2.250%	5/15/30	530	454
	Elevance Health Inc.	2.550%	3/15/31	650	554
	Elevance Health Inc.	5.500%	10/15/32	250	254
	Elevance Health Inc.	4.750%	2/15/33	200	193
	Elevance Health Inc.	5.375%	6/15/34	175	176
	Elevance Health Inc.	5.950%	12/15/34	1	1
	Elevance Health Inc.	5.850%	1/15/36	75	77
	Elevance Health Inc.	6.375%	6/15/37	50	53
	Elevance Health Inc.	4.625%	5/15/42	175	154
	Elevance Health Inc.	4.650%	1/15/43	775	684
	Elevance Health Inc.	5.100%	1/15/44	100	93
	Elevance Health Inc.	4.375%	12/1/47	261	217
	Elevance Health Inc.	4.550%	3/1/48	155	131
	Elevance Health Inc.	4.550%	5/15/52	200	168
	Elevance Health Inc.	5.125%	2/15/53	200	184
	Elevance Health Inc.	5.650%	6/15/54	175	173
	Elevance Health Inc.	4.850%	8/15/54	30	25
	Eli Lilly & Co.	4.500%	2/9/27	500	496
	Eli Lilly & Co.	4.500%	2/9/29	200	198
	Eli Lilly & Co.	3.375%	3/15/29	92	87
	Eli Lilly & Co.	4.700%	2/27/33	175	172
	Eli Lilly & Co.	4.700%	2/9/34	275	270
	Eli Lilly & Co.	4.875%	2/27/53	50	47
	Eli Lilly & Co.	5.000%	2/9/54	275	263
	Eli Lilly & Co.	2.500%	9/15/60	500	280
	Eli Lilly & Co.	4.950%	2/27/63	250	232
	Eli Lilly & Co.	5.100%	2/9/64	250	238
	GE HealthCare Technologies Inc.	5.600%	11/15/25	250	250
	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	203
	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	258
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	163
	Gilead Sciences Inc.	3.650%	3/1/26	575	559
	Gilead Sciences Inc.	2.950%	3/1/27	525	498
	Gilead Sciences Inc.	5.250%	10/15/33	100	101
	Gilead Sciences Inc.	4.600%	9/1/35	575	543
	Gilead Sciences Inc.	4.000%	9/1/36	350	309
	Gilead Sciences Inc.	5.650%	12/1/41	175	176
	Gilead Sciences Inc.	4.800%	4/1/44	400	360
	Gilead Sciences Inc.	4.750%	3/1/46	455	405
	Gilead Sciences Inc.	2.800%	10/1/50	525	329
	Gilead Sciences Inc.	5.550%	10/15/53	100	100
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	362
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	88
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	607
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	85
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	23
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	175
	Hackensack Meridian Health Inc.	4.211%	7/1/48	75	63
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	43
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	75	54
	HCA Inc.	5.875%	2/15/26	300	301

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HCA Inc.	5.250%	6/15/26	325	324
HCA Inc.	4.500%	2/15/27	125	122
HCA Inc.	5.200%	6/1/28	177	176
HCA Inc.	5.625%	9/1/28	275	277
HCA Inc.	4.125%	6/15/29	330	313
HCA Inc.	3.500%	9/1/30	500	451
HCA Inc.	5.450%	4/1/31	175	175
HCA Inc.	2.375%	7/15/31	150	123
HCA Inc.	3.625%	3/15/32	250	220
HCA Inc.	5.500%	6/1/33	221	219
HCA Inc.	5.600%	4/1/34	225	224
HCA Inc.	5.125%	6/15/39	200	185
HCA Inc.	4.375%	3/15/42	250	205
HCA Inc.	5.500%	6/15/47	325	300
HCA Inc.	5.250%	6/15/49	350	312
HCA Inc.	3.500%	7/15/51	200	134
HCA Inc.	4.625%	3/15/52	300	242
HCA Inc.	5.900%	6/1/53	177	172
HCA Inc.	6.000%	4/1/54	350	345
HCA Inc.	6.100%	4/1/64	125	122
Humana Inc.	1.350%	2/3/27	200	181
Humana Inc.	3.950%	3/15/27	150	145
Humana Inc.	5.750%	12/1/28	100	102
Humana Inc.	3.700%	3/23/29	100	94
Humana Inc.	4.875%	4/1/30	135	132
Humana Inc.	5.375%	4/15/31	200	199
Humana Inc.	2.150%	2/3/32	200	159
Humana Inc.	5.950%	3/15/34	200	204
Humana Inc.	4.625%	12/1/42	110	93
Humana Inc.	4.950%	10/1/44	270	235
Humana Inc.	3.950%	8/15/49	40	30
Humana Inc.	5.500%	3/15/53	200	186
Humana Inc.	5.750%	4/15/54	125	120
Illumina Inc.	2.550%	3/23/31	150	124
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	75	61
Iowa Health System	3.665%	2/15/50	125	95
Johns Hopkins Health System Corp.	3.837%	5/15/46	125	101
Johnson & Johnson	2.450%	3/1/26	950	912
Johnson & Johnson	2.950%	3/3/27	200	191
Johnson & Johnson	0.950%	9/1/27	300	267
Johnson & Johnson	2.900%	1/15/28	100	94
Johnson & Johnson	1.300%	9/1/30	375	309
Johnson & Johnson	4.950%	5/15/33	150	153
Johnson & Johnson	4.375%	12/5/33	175	172
Johnson & Johnson	4.950%	6/1/34	50	51
Johnson & Johnson	3.550%	3/1/36	175	153
Johnson & Johnson	3.625%	3/3/37	300	262
Johnson & Johnson	5.950%	8/15/37	200	218
Johnson & Johnson	3.400%	1/15/38	150	126
Johnson & Johnson	2.100%	9/1/40	250	167
Johnson & Johnson	4.500%	9/1/40	150	141
Johnson & Johnson	4.850%	5/15/41	75	73
Johnson & Johnson	4.500%	12/5/43	200	187
Johnson & Johnson	3.700%	3/1/46	400	321
Johnson & Johnson	3.750%	3/3/47	250	201
Johnson & Johnson	2.250%	9/1/50	400	238
Johnson & Johnson	5.250%	6/1/54	150	151
Kaiser Foundation Hospitals	3.150%	5/1/27	100	96
Kaiser Foundation Hospitals	2.810%	6/1/41	250	180
Kaiser Foundation Hospitals	4.875%	4/1/42	235	222
Kaiser Foundation Hospitals	4.150%	5/1/47	150	125
Kaiser Foundation Hospitals	3.266%	11/1/49	175	125
Kaiser Foundation Hospitals	3.002%	6/1/51	250	167
Koninklijke Philips NV	6.875%	3/11/38	100	110
Koninklijke Philips NV	5.000%	3/15/42	150	136
Laboratory Corp. of America Holdings	1.550%	6/1/26	200	186
Laboratory Corp. of America Holdings	3.600%	9/1/27	100	95
Laboratory Corp. of America Holdings	2.950%	12/1/29	125	112
Laboratory Corp. of America Holdings	2.700%	6/1/31	50	43
Laboratory Corp. of America Holdings	4.700%	2/1/45	195	171

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mass General Brigham Inc.	3.342%	7/1/60	250	168
	Mayo Clinic	3.774%	11/15/43	75	62
	Mayo Clinic	4.128%	11/15/52	50	42
	Mayo Clinic	3.196%	11/15/61	250	167
	McKesson Corp.	0.900%	12/3/25	500	470
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	5.100%	7/15/33	100	100
	McLaren Health Care Corp.	4.386%	5/15/48	50	43
[3]	MedStar Health Inc.	3.626%	8/15/49	75	57
	Medtronic Inc.	4.375%	3/15/35	511	481
	Medtronic Inc.	4.625%	3/15/45	244	221
	Memorial Health Services	3.447%	11/1/49	100	74
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	68
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	124
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	21
	Merck & Co. Inc.	1.700%	6/10/27	400	367
	Merck & Co. Inc.	4.050%	5/17/28	100	98
	Merck & Co. Inc.	1.900%	12/10/28	400	356
	Merck & Co. Inc.	3.400%	3/7/29	375	354
	Merck & Co. Inc.	4.300%	5/17/30	133	130
	Merck & Co. Inc.	1.450%	6/24/30	210	174
	Merck & Co. Inc.	2.150%	12/10/31	450	374
	Merck & Co. Inc.	4.500%	5/17/33	265	256
	Merck & Co. Inc.	6.500%	12/1/33	125	139
	Merck & Co. Inc.	3.900%	3/7/39	200	173
	Merck & Co. Inc.	3.600%	9/15/42	100	79
	Merck & Co. Inc.	4.150%	5/18/43	200	170
	Merck & Co. Inc.	4.900%	5/17/44	133	125
	Merck & Co. Inc.	3.700%	2/10/45	525	412
	Merck & Co. Inc.	4.000%	3/7/49	300	242
	Merck & Co. Inc.	2.750%	12/10/51	300	188
	Merck & Co. Inc.	5.000%	5/17/53	265	249
	Merck & Co. Inc.	2.900%	12/10/61	375	224
	Merck & Co. Inc.	5.150%	5/17/63	177	168
	Methodist Hospital	2.705%	12/1/50	300	189
[3]	Montefiore Obligated Group	5.246%	11/1/48	150	111
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	75	58
	Mount Sinai Hospital	3.391%	7/1/50	300	197
	MultiCare Health System	2.803%	8/15/50	250	150
	Mylan Inc.	5.400%	11/29/43	100	87
	Mylan Inc.	5.200%	4/15/48	175	142
	New York and Presbyterian Hospital	4.024%	8/1/45	130	109
	New York and Presbyterian Hospital	4.063%	8/1/56	75	61
	New York and Presbyterian Hospital	2.606%	8/1/60	100	57
	New York and Presbyterian Hospital	3.954%	8/1/19	125	90
	Northwell Healthcare Inc.	3.979%	11/1/46	100	77
	Northwell Healthcare Inc.	4.260%	11/1/47	200	162
	Northwell Healthcare Inc.	3.809%	11/1/49	100	74
	Novant Health Inc.	2.637%	11/1/36	250	189
	Novartis Capital Corp.	2.000%	2/14/27	525	489
	Novartis Capital Corp.	3.100%	5/17/27	175	167
	Novartis Capital Corp.	2.200%	8/14/30	410	355
	Novartis Capital Corp.	3.700%	9/21/42	100	82
	Novartis Capital Corp.	4.400%	5/6/44	375	334
	Novartis Capital Corp.	4.000%	11/20/45	225	188
	Novartis Capital Corp.	2.750%	8/14/50	75	49
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	93
[3]	NYU Langone Hospitals	4.368%	7/1/47	110	96
	NYU Langone Hospitals	3.380%	7/1/55	200	139
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	35
[3]	OhioHealth Corp.	3.042%	11/15/50	100	70
	Orlando Health Obligated Group	4.089%	10/1/48	50	41
	PeaceHealth Obligated Group	4.787%	11/15/48	75	66
	PeaceHealth Obligated Group	3.218%	11/15/50	200	132
	Pfizer Inc.	2.750%	6/3/26	225	215
	Pfizer Inc.	3.600%	9/15/28	200	191
	Pfizer Inc.	3.450%	3/15/29	375	355
	Pfizer Inc.	2.625%	4/1/30	300	266
	Pfizer Inc.	1.700%	5/28/30	225	189

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	1.750%	8/18/31	200	162
	Pfizer Inc.	4.100%	9/15/38	150	132
	Pfizer Inc.	3.900%	3/15/39	125	107
	Pfizer Inc.	7.200%	3/15/39	425	502
	Pfizer Inc.	2.550%	5/28/40	200	139
	Pfizer Inc.	4.300%	6/15/43	125	108
	Pfizer Inc.	4.400%	5/15/44	200	177
	Pfizer Inc.	4.125%	12/15/46	250	207
	Pfizer Inc.	4.200%	9/15/48	150	125
	Pfizer Inc.	4.000%	3/15/49	175	141
	Pfizer Inc.	2.700%	5/28/50	450	289
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	524
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	695
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	520
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	884	861
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	499
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,024
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	667
	Pharmacia LLC	6.600%	12/1/28	175	186
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	47
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	132
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	199
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	57
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	58
	Quest Diagnostics Inc.	3.450%	6/1/26	125	121
	Quest Diagnostics Inc.	4.200%	6/30/29	140	135
	Quest Diagnostics Inc.	2.950%	6/30/30	160	142
	Quest Diagnostics Inc.	2.800%	6/30/31	125	107
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	412
	Revvity Inc.	1.900%	9/15/28	250	219
	Revvity Inc.	3.625%	3/15/51	150	104
	Royalty Pharma plc	1.200%	9/2/25	300	285
	Royalty Pharma plc	2.200%	9/2/30	300	250
	Royalty Pharma plc	3.550%	9/2/50	350	235
	Royalty Pharma plc	3.350%	9/2/51	250	160
	Rush Obligated Group	3.922%	11/15/29	75	71
	Sanofi SA	3.625%	6/19/28	225	216
	Seattle Children's Hospital	2.719%	10/1/50	200	127
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	551
	Smith & Nephew plc	5.150%	3/20/27	100	100
	Smith & Nephew plc	2.032%	10/14/30	300	248
[6]	Solventum Corp.	5.450%	2/25/27	100	100
[6]	Solventum Corp.	5.400%	3/1/29	75	75
[6]	Solventum Corp.	5.450%	3/13/31	175	173
[6]	Solventum Corp.	5.600%	3/23/34	290	285
[6]	Solventum Corp.	5.900%	4/30/54	150	143
[6]	Solventum Corp.	6.000%	5/15/64	75	71
	SSM Health Care Corp.	3.823%	6/1/27	100	97
	SSM Health Care Corp.	4.894%	6/1/28	200	199
	Stanford Health Care	3.795%	11/15/48	75	60
	Stryker Corp.	3.375%	11/1/25	140	136
	Stryker Corp.	3.500%	3/15/26	183	178
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.100%	4/1/43	75	62
	Stryker Corp.	4.375%	5/15/44	50	43
	Stryker Corp.	4.625%	3/15/46	200	176
	Sutter Health	1.321%	8/15/25	500	477
	Sutter Health	3.695%	8/15/28	75	71
	Sutter Health	5.164%	8/15/33	75	75
	Sutter Health	4.091%	8/15/48	75	62
	Sutter Health	3.361%	8/15/50	125	89
	Sutter Health	5.547%	8/15/53	75	77
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	402
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	150	109
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	404
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	128
	Texas Health Resources	2.328%	11/15/50	300	176
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	200
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	200	200
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	150
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	819
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	199
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	178
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	181
	Trinity Health Corp.	4.125%	12/1/45	85	72
	UnitedHealth Group Inc.	3.750%	7/15/25	400	394
	UnitedHealth Group Inc.	5.150%	10/15/25	200	200
	UnitedHealth Group Inc.	3.100%	3/15/26	225	218
	UnitedHealth Group Inc.	3.375%	4/15/27	350	336
	UnitedHealth Group Inc.	3.700%	5/15/27	120	116
	UnitedHealth Group Inc.	2.950%	10/15/27	150	141
	UnitedHealth Group Inc.	5.250%	2/15/28	375	380
	UnitedHealth Group Inc.	3.875%	12/15/28	150	144
	UnitedHealth Group Inc.	4.250%	1/15/29	200	195
	UnitedHealth Group Inc.	2.875%	8/15/29	150	136
	UnitedHealth Group Inc.	2.000%	5/15/30	755	642
	UnitedHealth Group Inc.	4.900%	4/15/31	200	198
	UnitedHealth Group Inc.	2.300%	5/15/31	650	546
	UnitedHealth Group Inc.	4.200%	5/15/32	250	235
	UnitedHealth Group Inc.	5.350%	2/15/33	375	380
	UnitedHealth Group Inc.	4.500%	4/15/33	200	191
	UnitedHealth Group Inc.	5.000%	4/15/34	200	197
	UnitedHealth Group Inc.	4.625%	7/15/35	175	168
	UnitedHealth Group Inc.	6.500%	6/15/37	50	55
	UnitedHealth Group Inc.	6.625%	11/15/37	125	138
	UnitedHealth Group Inc.	6.875%	2/15/38	245	280
	UnitedHealth Group Inc.	3.500%	8/15/39	240	194
	UnitedHealth Group Inc.	2.750%	5/15/40	200	144
	UnitedHealth Group Inc.	5.950%	2/15/41	60	63
	UnitedHealth Group Inc.	3.050%	5/15/41	300	222
	UnitedHealth Group Inc.	4.625%	11/15/41	110	99
	UnitedHealth Group Inc.	4.375%	3/15/42	50	44
	UnitedHealth Group Inc.	3.950%	10/15/42	175	143
	UnitedHealth Group Inc.	4.250%	3/15/43	125	108
	UnitedHealth Group Inc.	4.750%	7/15/45	305	276
	UnitedHealth Group Inc.	4.200%	1/15/47	210	173
	UnitedHealth Group Inc.	4.250%	4/15/47	290	241
	UnitedHealth Group Inc.	4.250%	6/15/48	300	248
	UnitedHealth Group Inc.	4.450%	12/15/48	150	128
	UnitedHealth Group Inc.	3.700%	8/15/49	310	233
	UnitedHealth Group Inc.	3.250%	5/15/51	750	515
	UnitedHealth Group Inc.	5.875%	2/15/53	200	208
	UnitedHealth Group Inc.	5.050%	4/15/53	269	250
	UnitedHealth Group Inc.	5.375%	4/15/54	325	316
	UnitedHealth Group Inc.	3.875%	8/15/59	420	311
	UnitedHealth Group Inc.	3.125%	5/15/60	250	158
	UnitedHealth Group Inc.	6.050%	2/15/63	200	210
	UnitedHealth Group Inc.	5.200%	4/15/63	300	278
	UnitedHealth Group Inc.	5.500%	4/15/64	200	194
	Universal Health Services Inc.	2.650%	10/15/30	300	256
	UPMC	5.035%	5/15/33	150	147
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	862
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	185
	Viatris Inc.	2.300%	6/22/27	175	160
	Viatris Inc.	4.000%	6/22/50	250	168
	WakeMed	3.286%	10/1/52	200	140
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	50	44
	Wyeth LLC	6.500%	2/1/34	150	165
	Wyeth LLC	6.000%	2/15/36	85	90
	Wyeth LLC	5.950%	4/1/37	385	405
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	241
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	350	293
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zoetis Inc.	4.500%	11/13/25	100	99
	Zoetis Inc.	3.000%	9/12/27	150	141
	Zoetis Inc.	3.900%	8/20/28	100	95
	Zoetis Inc.	2.000%	5/15/30	150	126

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	5.600%	11/16/32	250	256
	Zoetis Inc.	4.700%	2/1/43	175	156
	Zoetis Inc.	3.950%	9/12/47	150	117
	Zoetis Inc.	4.450%	8/20/48	75	64
					129,357
Industrials (1.9%)
	3M Co.	3.000%	8/7/25	100	97
	3M Co.	2.250%	9/19/26	150	141
	3M Co.	2.875%	10/15/27	125	117
	3M Co.	3.375%	3/1/29	150	139
	3M Co.	2.375%	8/26/29	360	315
	3M Co.	3.125%	9/19/46	75	50
	3M Co.	3.625%	10/15/47	100	72
	3M Co.	4.000%	9/14/48	150	119
	3M Co.	3.700%	4/15/50	125	91
	AGCO Corp.	5.450%	3/21/27	70	70
	AGCO Corp.	5.800%	3/21/34	125	124
	Allegion plc	3.500%	10/1/29	75	69
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	166
	Allegion US Holding Co. Inc.	5.600%	5/29/34	130	130
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	326	279
[3]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	34	32
[3]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	97	91
[3]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	97	89
[3]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	33	31
[3]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	39	35
	Amphenol Corp.	4.350%	6/1/29	100	97
	Amphenol Corp.	2.800%	2/15/30	275	245
	Amphenol Corp.	2.200%	9/15/31	100	82
	Amphenol Corp.	5.250%	4/5/34	200	199
	Automatic Data Processing Inc.	3.375%	9/15/25	200	196
	Automatic Data Processing Inc.	1.700%	5/15/28	200	179
	Automatic Data Processing Inc.	1.250%	9/1/30	400	324
	Block Financial LLC	5.250%	10/1/25	100	99
	Block Financial LLC	3.875%	8/15/30	200	183
	BNSF Funding Trust I	6.613%	12/15/55	65	65
	Boeing Co.	2.196%	2/4/26	1,200	1,129
	Boeing Co.	3.100%	5/1/26	100	95
	Boeing Co.	2.250%	6/15/26	50	47
	Boeing Co.	2.700%	2/1/27	195	180
	Boeing Co.	2.800%	3/1/27	50	46
	Boeing Co.	5.040%	5/1/27	360	352
[6]	Boeing Co.	6.259%	5/1/27	200	201
	Boeing Co.	3.250%	3/1/28	100	91
	Boeing Co.	3.450%	11/1/28	250	226
	Boeing Co.	3.200%	3/1/29	200	177
[6]	Boeing Co.	6.298%	5/1/29	275	279
	Boeing Co.	2.950%	2/1/30	190	163
	Boeing Co.	5.150%	5/1/30	907	871
[6]	Boeing Co.	6.388%	5/1/31	200	204
	Boeing Co.	6.125%	2/15/33	75	75
	Boeing Co.	3.600%	5/1/34	150	121
[6]	Boeing Co.	6.528%	5/1/34	450	461
	Boeing Co.	3.250%	2/1/35	190	145
	Boeing Co.	6.625%	2/15/38	50	51
	Boeing Co.	3.550%	3/1/38	50	36
	Boeing Co.	3.500%	3/1/39	75	53
	Boeing Co.	6.875%	3/15/39	100	103
	Boeing Co.	5.875%	2/15/40	75	70
	Boeing Co.	5.705%	5/1/40	640	591
	Boeing Co.	3.375%	6/15/46	75	48
	Boeing Co.	3.650%	3/1/47	55	36
	Boeing Co.	3.625%	3/1/48	75	48
	Boeing Co.	3.850%	11/1/48	60	40
	Boeing Co.	3.900%	5/1/49	100	67
	Boeing Co.	3.750%	2/1/50	250	164
	Boeing Co.	5.805%	5/1/50	980	885
[6]	Boeing Co.	6.858%	5/1/54	450	461
	Boeing Co.	3.950%	8/1/59	75	48

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	5.930%	5/1/60	550	492
[6]	Boeing Co.	7.008%	5/1/64	275	282
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	74
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	215
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	135
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	119
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	247
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	219
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	174
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	153
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	120
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	92
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	220
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	104
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	67
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	119
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	102
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	303
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	163
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	294
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	133
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	126
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	312
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	225	226
	Canadian National Railway Co.	6.250%	8/1/34	75	82
	Canadian National Railway Co.	6.200%	6/1/36	75	81
	Canadian National Railway Co.	6.375%	11/15/37	100	110
	Canadian National Railway Co.	3.200%	8/2/46	100	72
	Canadian National Railway Co.	2.450%	5/1/50	105	63
	Canadian Pacific Railway Co.	2.875%	11/15/29	100	90
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	171
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	111
	Canadian Pacific Railway Co.	2.450%	12/2/31	250	227
	Canadian Pacific Railway Co.	5.950%	5/15/37	80	83
	Canadian Pacific Railway Co.	3.000%	12/2/41	178	154
	Canadian Pacific Railway Co.	4.300%	5/15/43	75	64
	Canadian Pacific Railway Co.	4.950%	8/15/45	125	114
	Canadian Pacific Railway Co.	4.700%	5/1/48	225	195
	Canadian Pacific Railway Co.	3.500%	5/1/50	100	72
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	332
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	122
	Carrier Global Corp.	2.493%	2/15/27	250	234
	Carrier Global Corp.	2.722%	2/15/30	355	314
	Carrier Global Corp.	2.700%	2/15/31	85	73
	Carrier Global Corp.	5.900%	3/15/34	175	183
	Carrier Global Corp.	3.377%	4/5/40	300	232
	Carrier Global Corp.	3.577%	4/5/50	370	269
	Carrier Global Corp.	6.200%	3/15/54	200	215
	Caterpillar Financial Services Corp.	3.650%	8/12/25	300	295
	Caterpillar Financial Services Corp.	0.800%	11/13/25	400	377
	Caterpillar Financial Services Corp.	0.900%	3/2/26	300	280
	Caterpillar Financial Services Corp.	4.350%	5/15/26	200	197
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	95
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	184
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	185
	Caterpillar Financial Services Corp.	3.600%	8/12/27	300	289
	Caterpillar Inc.	2.600%	9/19/29	200	179
	Caterpillar Inc.	2.600%	4/9/30	120	107
	Caterpillar Inc.	6.050%	8/15/36	100	108
	Caterpillar Inc.	3.803%	8/15/42	243	197
	Caterpillar Inc.	3.250%	9/19/49	200	142
	Caterpillar Inc.	3.250%	4/9/50	200	142
	Caterpillar Inc.	4.750%	5/15/64	100	88
	Cintas Corp. No. 2	3.700%	4/1/27	175	168
	Cintas Corp. No. 2	4.000%	5/1/32	150	141
	CNH Industrial Capital LLC	1.450%	7/15/26	200	185
	CNH Industrial Capital LLC	5.100%	4/20/29	265	264
	CNH Industrial NV	3.850%	11/15/27	100	96
	CSX Corp.	3.350%	11/1/25	150	146
	CSX Corp.	3.250%	6/1/27	150	143

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.800%	3/1/28	350	337
	CSX Corp.	4.250%	3/15/29	200	194
	CSX Corp.	2.400%	2/15/30	172	150
	CSX Corp.	4.100%	11/15/32	187	175
	CSX Corp.	5.200%	11/15/33	100	100
	CSX Corp.	6.220%	4/30/40	152	163
	CSX Corp.	5.500%	4/15/41	225	224
	CSX Corp.	4.750%	5/30/42	210	191
	CSX Corp.	4.100%	3/15/44	150	123
	CSX Corp.	4.300%	3/1/48	250	209
	CSX Corp.	4.750%	11/15/48	70	62
	CSX Corp.	4.500%	3/15/49	125	107
	CSX Corp.	3.350%	9/15/49	265	186
	CSX Corp.	4.500%	11/15/52	162	139
	CSX Corp.	4.500%	8/1/54	25	21
	CSX Corp.	4.250%	11/1/66	150	117
	CSX Corp.	4.650%	3/1/68	75	63
	Cummins Inc.	0.750%	9/1/25	400	380
	Cummins Inc.	4.900%	2/20/29	100	100
	Cummins Inc.	5.150%	2/20/34	200	200
	Cummins Inc.	2.600%	9/1/50	200	121
	Cummins Inc.	5.450%	2/20/54	200	196
	Deere & Co.	5.375%	10/16/29	125	128
	Deere & Co.	7.125%	3/3/31	100	113
	Deere & Co.	3.900%	6/9/42	250	209
	Deere & Co.	2.875%	9/7/49	200	134
	Deere & Co.	3.750%	4/15/50	175	137
[3]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	114	104
	Dover Corp.	3.150%	11/15/25	200	194
	Dover Corp.	2.950%	11/4/29	75	68
	Eaton Corp.	3.103%	9/15/27	128	121
	Eaton Corp.	4.150%	3/15/33	236	221
	Eaton Corp.	4.150%	11/2/42	150	128
	Eaton Corp.	4.700%	8/23/52	228	206
	Emerson Electric Co.	0.875%	10/15/26	475	433
	Emerson Electric Co.	2.000%	12/21/28	200	177
	Emerson Electric Co.	1.950%	10/15/30	100	84
	Emerson Electric Co.	2.200%	12/21/31	200	167
	Emerson Electric Co.	2.750%	10/15/50	150	96
	Emerson Electric Co.	2.800%	12/21/51	200	126
	FedEx Corp.	3.250%	4/1/26	100	97
	FedEx Corp.	3.100%	8/5/29	200	183
	FedEx Corp.	4.250%	5/15/30	100	96
	FedEx Corp.	3.900%	2/1/35	200	177
	FedEx Corp.	4.100%	4/15/43	75	60
	FedEx Corp.	4.100%	2/1/45	125	98
	FedEx Corp.	4.750%	11/15/45	250	215
	FedEx Corp.	4.550%	4/1/46	225	188
	FedEx Corp.	4.400%	1/15/47	125	102
	FedEx Corp.	4.050%	2/15/48	200	156
	FedEx Corp.	4.950%	10/17/48	250	221
	FedEx Corp.	5.250%	5/15/50	250	233
[3]	FedEx Corp. Pass Through Trust Class AA Series 2020-1	1.875%	8/20/35	406	337
	Fortive Corp.	3.150%	6/15/26	150	144
	Fortive Corp.	4.300%	6/15/46	100	83
	GE Capital Funding LLC	4.550%	5/15/32	200	191
	General Dynamics Corp.	3.500%	4/1/27	100	96
	General Dynamics Corp.	2.625%	11/15/27	200	186
	General Dynamics Corp.	3.750%	5/15/28	200	192
	General Dynamics Corp.	3.625%	4/1/30	200	187
	General Dynamics Corp.	4.250%	4/1/40	150	132
	General Dynamics Corp.	3.600%	11/15/42	100	79
	General Electric Co.	6.750%	3/15/32	240	263
	General Electric Co.	5.875%	1/14/38	560	575
	GXO Logistics Inc.	2.650%	7/15/31	250	203
	GXO Logistics Inc.	6.500%	5/6/34	90	91
	Hexcel Corp.	4.200%	2/15/27	72	69
	Honeywell International Inc.	2.500%	11/1/26	50	47
	Honeywell International Inc.	1.100%	3/1/27	250	227
	Honeywell International Inc.	4.950%	2/15/28	90	91

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	4.250%	1/15/29	200	196
	Honeywell International Inc.	2.700%	8/15/29	100	90
	Honeywell International Inc.	1.950%	6/1/30	1,000	852
	Honeywell International Inc.	1.750%	9/1/31	250	203
	Honeywell International Inc.	5.000%	2/15/33	197	197
	Honeywell International Inc.	4.500%	1/15/34	200	192
	Honeywell International Inc.	5.700%	3/15/37	200	208
	Honeywell International Inc.	5.375%	3/1/41	150	149
	Honeywell International Inc.	5.250%	3/1/54	315	306
	Honeywell International Inc.	5.350%	3/1/64	200	194
	Howmet Aerospace Inc.	3.000%	1/15/29	275	250
	Howmet Aerospace Inc.	5.950%	2/1/37	100	103
	Hubbell Inc.	3.350%	3/1/26	75	73
	Hubbell Inc.	3.150%	8/15/27	50	47
	Hubbell Inc.	3.500%	2/15/28	175	165
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	94
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	176
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	188
	IDEX Corp.	3.000%	5/1/30	75	66
	Illinois Tool Works Inc.	2.650%	11/15/26	300	285
	Illinois Tool Works Inc.	4.875%	9/15/41	75	71
	Illinois Tool Works Inc.	3.900%	9/1/42	250	208
	Ingersoll Rand Inc.	5.197%	6/15/27	200	201
	Ingersoll Rand Inc.	5.400%	8/14/28	100	101
	Ingersoll Rand Inc.	5.176%	6/15/29	200	200
	Ingersoll Rand Inc.	5.700%	8/14/33	200	205
	Ingersoll Rand Inc.	5.450%	6/15/34	200	202
	Ingersoll Rand Inc.	5.700%	6/15/54	200	201
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	195
[3]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	116	108
[3]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	119	103
	John Deere Capital Corp.	5.300%	9/8/25	350	350
	John Deere Capital Corp.	3.400%	9/11/25	75	73
	John Deere Capital Corp.	4.800%	1/9/26	200	199
	John Deere Capital Corp.	0.700%	1/15/26	300	280
	John Deere Capital Corp.	4.950%	3/6/26	450	449
	John Deere Capital Corp.	2.650%	6/10/26	100	96
	John Deere Capital Corp.	1.050%	6/17/26	200	185
	John Deere Capital Corp.	5.150%	9/8/26	200	200
	John Deere Capital Corp.	2.250%	9/14/26	125	118
	John Deere Capital Corp.	4.850%	3/5/27	450	448
	John Deere Capital Corp.	2.350%	3/8/27	200	187
	John Deere Capital Corp.	4.900%	6/11/27	171	171
	John Deere Capital Corp.	2.800%	9/8/27	150	140
	John Deere Capital Corp.	4.150%	9/15/27	200	196
	John Deere Capital Corp.	3.050%	1/6/28	100	94
	John Deere Capital Corp.	4.750%	1/20/28	200	199
	John Deere Capital Corp.	4.950%	7/14/28	200	200
	John Deere Capital Corp.	3.450%	3/7/29	50	47
	John Deere Capital Corp.	4.850%	6/11/29	119	119
	John Deere Capital Corp.	2.800%	7/18/29	150	136
	John Deere Capital Corp.	2.450%	1/9/30	325	287
	John Deere Capital Corp.	4.900%	3/7/31	450	448
	John Deere Capital Corp.	5.150%	9/8/33	300	301
	John Deere Capital Corp.	5.100%	4/11/34	175	174
	John Deere Capital Corp.	5.050%	6/12/34	200	199
	Johnson Controls International plc	3.900%	2/14/26	37	36
	Johnson Controls International plc	6.000%	1/15/36	39	41
	Johnson Controls International plc	4.625%	7/2/44	175	151
	Johnson Controls International plc	4.500%	2/15/47	100	83
	Johnson Controls International plc	4.950%	7/2/64	72	62
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/29	125	126
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	162
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	72	70
	Kennametal Inc.	4.625%	6/15/28	120	117
	Keysight Technologies Inc.	4.600%	4/6/27	125	123
	Keysight Technologies Inc.	3.000%	10/30/29	100	89
	Kirby Corp.	4.200%	3/1/28	300	290
	L3Harris Technologies Inc.	3.850%	12/15/26	50	48
	L3Harris Technologies Inc.	5.400%	1/15/27	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
L3Harris Technologies Inc.	4.400%	6/15/28	175	170
L3Harris Technologies Inc.	5.050%	6/1/29	130	129
L3Harris Technologies Inc.	5.250%	6/1/31	130	130
L3Harris Technologies Inc.	5.400%	7/31/33	260	259
L3Harris Technologies Inc.	5.350%	6/1/34	130	129
L3Harris Technologies Inc.	4.854%	4/27/35	100	95
L3Harris Technologies Inc.	5.054%	4/27/45	100	92
L3Harris Technologies Inc.	5.600%	7/31/53	175	173
Lennox International Inc.	1.700%	8/1/27	50	45
Lockheed Martin Corp.	3.550%	1/15/26	190	185
Lockheed Martin Corp.	5.100%	11/15/27	250	252
Lockheed Martin Corp.	4.450%	5/15/28	100	98
Lockheed Martin Corp.	3.900%	6/15/32	100	93
Lockheed Martin Corp.	5.250%	1/15/33	250	254
Lockheed Martin Corp.	3.600%	3/1/35	150	131
Lockheed Martin Corp.	4.500%	5/15/36	100	94
Lockheed Martin Corp.	6.150%	9/1/36	300	326
Lockheed Martin Corp.	4.070%	12/15/42	270	227
Lockheed Martin Corp.	3.800%	3/1/45	150	119
Lockheed Martin Corp.	4.700%	5/15/46	275	248
Lockheed Martin Corp.	4.090%	9/15/52	331	266
Lockheed Martin Corp.	4.150%	6/15/53	250	202
Lockheed Martin Corp.	5.700%	11/15/54	250	257
Lockheed Martin Corp.	5.200%	2/15/55	115	110
Lockheed Martin Corp.	4.300%	6/15/62	125	101
Lockheed Martin Corp.	5.900%	11/15/63	134	141
MasTec Inc.	5.900%	6/15/29	100	100
Nordson Corp.	5.600%	9/15/28	60	61
Nordson Corp.	5.800%	9/15/33	79	81
Norfolk Southern Corp.	3.650%	8/1/25	50	49
Norfolk Southern Corp.	2.900%	6/15/26	310	296
Norfolk Southern Corp.	7.800%	5/15/27	60	64
Norfolk Southern Corp.	3.150%	6/1/27	125	119
Norfolk Southern Corp.	3.800%	8/1/28	113	108
Norfolk Southern Corp.	2.550%	11/1/29	200	176
Norfolk Southern Corp.	5.050%	8/1/30	100	100
Norfolk Southern Corp.	3.000%	3/15/32	200	172
Norfolk Southern Corp.	4.837%	10/1/41	113	103
Norfolk Southern Corp.	4.450%	6/15/45	75	64
Norfolk Southern Corp.	4.650%	1/15/46	75	65
Norfolk Southern Corp.	3.942%	11/1/47	135	104
Norfolk Southern Corp.	4.150%	2/28/48	125	99
Norfolk Southern Corp.	4.100%	5/15/49	73	57
Norfolk Southern Corp.	3.400%	11/1/49	75	52
Norfolk Southern Corp.	3.050%	5/15/50	350	228
Norfolk Southern Corp.	4.050%	8/15/52	239	184
Norfolk Southern Corp.	4.550%	6/1/53	135	113
Norfolk Southern Corp.	5.350%	8/1/54	200	191
Norfolk Southern Corp.	3.155%	5/15/55	438	278
Norfolk Southern Corp.	5.950%	3/15/64	110	112
Norfolk Southern Corp.	5.100%	8/1/18	60	51
Norfolk Southern Corp.	4.100%	5/15/21	100	71
Northrop Grumman Corp.	3.200%	2/1/27	150	143
Northrop Grumman Corp.	3.250%	1/15/28	100	94
Northrop Grumman Corp.	4.600%	2/1/29	100	98
Northrop Grumman Corp.	4.400%	5/1/30	290	280
Northrop Grumman Corp.	4.700%	3/15/33	100	97
Northrop Grumman Corp.	4.900%	6/1/34	150	146
Northrop Grumman Corp.	5.150%	5/1/40	90	86
Northrop Grumman Corp.	5.050%	11/15/40	150	143
Northrop Grumman Corp.	4.750%	6/1/43	275	246
Northrop Grumman Corp.	4.030%	10/15/47	380	301
Northrop Grumman Corp.	5.250%	5/1/50	135	128
Northrop Grumman Corp.	4.950%	3/15/53	100	90
Northrop Grumman Corp.	5.200%	6/1/54	200	187
Nvent Finance Sarl	4.550%	4/15/28	100	97
Oshkosh Corp.	4.600%	5/15/28	185	180
Oshkosh Corp.	3.100%	3/1/30	60	53
Otis Worldwide Corp.	2.293%	4/5/27	200	185
Otis Worldwide Corp.	5.250%	8/16/28	150	151

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Otis Worldwide Corp.	2.565%	2/15/30	300	263
Otis Worldwide Corp.	3.112%	2/15/40	125	93
Otis Worldwide Corp.	3.362%	2/15/50	150	106
PACCAR Financial Corp.	5.000%	5/13/27	400	401
Parker-Hannifin Corp.	3.250%	3/1/27	125	119
Parker-Hannifin Corp.	4.250%	9/15/27	215	210
Parker-Hannifin Corp.	3.250%	6/14/29	75	69
Parker-Hannifin Corp.	6.250%	5/15/38	150	161
Parker-Hannifin Corp.	4.450%	11/21/44	200	170
Parker-Hannifin Corp.	4.000%	6/14/49	215	168
Precision Castparts Corp.	4.375%	6/15/45	200	176
Quanta Services Inc.	2.900%	10/1/30	400	352
Regal Rexnord Corp.	6.050%	2/15/26	100	100
Regal Rexnord Corp.	6.050%	4/15/28	250	253
Regal Rexnord Corp.	6.300%	2/15/30	200	204
Regal Rexnord Corp.	6.400%	4/15/33	225	231
RELX Capital Inc.	4.000%	3/18/29	100	96
RELX Capital Inc.	3.000%	5/22/30	150	135
RELX Capital Inc.	4.750%	5/20/32	100	97
Republic Services Inc.	0.875%	11/15/25	500	470
Republic Services Inc.	5.000%	11/15/29	125	125
Republic Services Inc.	1.750%	2/15/32	135	106
Republic Services Inc.	2.375%	3/15/33	125	100
Republic Services Inc.	5.000%	12/15/33	115	113
Republic Services Inc.	5.000%	4/1/34	145	142
Republic Services Inc.	6.200%	3/1/40	175	186
Republic Services Inc.	5.700%	5/15/41	100	101
Republic Services Inc.	3.050%	3/1/50	70	47
Rockwell Automation Inc.	3.500%	3/1/29	100	94
Rockwell Automation Inc.	1.750%	8/15/31	200	162
Rockwell Automation Inc.	4.200%	3/1/49	125	105
Rockwell Automation Inc.	2.800%	8/15/61	200	115
RTX Corp.	3.950%	8/16/25	400	393
RTX Corp.	5.750%	11/8/26	225	227
RTX Corp.	3.500%	3/15/27	300	288
RTX Corp.	3.125%	5/4/27	225	213
RTX Corp.	7.200%	8/15/27	25	27
RTX Corp.	4.125%	11/16/28	537	517
RTX Corp.	2.250%	7/1/30	300	256
RTX Corp.	1.900%	9/1/31	200	160
RTX Corp.	2.375%	3/15/32	200	164
RTX Corp.	5.150%	2/27/33	200	198
RTX Corp.	6.100%	3/15/34	197	207
RTX Corp.	5.400%	5/1/35	150	150
RTX Corp.	6.050%	6/1/36	100	105
RTX Corp.	6.125%	7/15/38	50	52
RTX Corp.	4.450%	11/16/38	175	155
RTX Corp.	4.700%	12/15/41	50	44
RTX Corp.	4.500%	6/1/42	675	586
RTX Corp.	4.800%	12/15/43	65	58
RTX Corp.	4.150%	5/15/45	200	161
RTX Corp.	3.750%	11/1/46	200	150
RTX Corp.	4.350%	4/15/47	250	206
RTX Corp.	4.050%	5/4/47	107	84
RTX Corp.	4.625%	11/16/48	350	300
RTX Corp.	3.125%	7/1/50	179	118
RTX Corp.	2.820%	9/1/51	200	122
RTX Corp.	3.030%	3/15/52	200	128
RTX Corp.	5.375%	2/27/53	200	190
RTX Corp.	6.400%	3/15/54	314	343
Ryder System Inc.	2.900%	12/1/26	100	94
Ryder System Inc.	5.300%	3/15/27	100	100
Ryder System Inc.	5.650%	3/1/28	100	101
Ryder System Inc.	5.250%	6/1/28	200	200
Ryder System Inc.	5.375%	3/15/29	300	301
Snap-on Inc.	3.250%	3/1/27	50	48
Snap-on Inc.	4.100%	3/1/48	75	61
Snap-on Inc.	3.100%	5/1/50	75	51
Southwest Airlines Co.	3.000%	11/15/26	100	95
Southwest Airlines Co.	5.125%	6/15/27	245	244

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	3.450%	11/16/27	50	47
	Southwest Airlines Co.	2.625%	2/10/30	100	87
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	97
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	70
	Stanley Black & Decker Inc.	4.850%	11/15/48	90	76
	Stanley Black & Decker Inc.	2.750%	11/15/50	135	77
	Textron Inc.	4.000%	3/15/26	200	195
	Textron Inc.	3.650%	3/15/27	250	240
	Textron Inc.	3.900%	9/17/29	225	211
	Textron Inc.	6.100%	11/15/33	50	52
	Thomson Reuters Corp.	5.500%	8/15/35	75	75
	Thomson Reuters Corp.	5.850%	4/15/40	100	103
	Thomson Reuters Corp.	5.650%	11/23/43	100	98
	Timken Co.	4.500%	12/15/28	25	24
	Trane Technologies Financing Ltd.	3.500%	3/21/26	75	73
	Trane Technologies Financing Ltd.	3.800%	3/21/29	225	214
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	201
	Trane Technologies Financing Ltd.	4.500%	3/21/49	75	64
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	128
	Trimble Inc.	4.900%	6/15/28	50	49
	Tyco Electronics Group SA	3.125%	8/15/27	200	189
	Tyco Electronics Group SA	2.500%	2/4/32	200	169
	Tyco Electronics Group SA	7.125%	10/1/37	125	144
	Union Pacific Corp.	3.750%	7/15/25	560	552
	Union Pacific Corp.	2.750%	3/1/26	75	72
	Union Pacific Corp.	2.150%	2/5/27	513	478
	Union Pacific Corp.	2.400%	2/5/30	200	175
	Union Pacific Corp.	2.800%	2/14/32	100	86
	Union Pacific Corp.	3.375%	2/1/35	100	85
	Union Pacific Corp.	2.891%	4/6/36	500	403
	Union Pacific Corp.	3.600%	9/15/37	90	76
	Union Pacific Corp.	3.250%	2/5/50	200	139
	Union Pacific Corp.	2.950%	3/10/52	250	161
	Union Pacific Corp.	4.950%	9/9/52	110	103
	Union Pacific Corp.	3.500%	2/14/53	600	430
	Union Pacific Corp.	3.950%	8/15/59	100	75
	Union Pacific Corp.	3.839%	3/20/60	386	284
	Union Pacific Corp.	2.973%	9/16/62	325	192
	Union Pacific Corp.	3.799%	4/6/71	260	183
[3]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	40	39
[3]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	51	49
[3]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	380	381
[3]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	225	228
[3]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	131	122
[3]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	50	46
[3]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	141	132
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	81	70
[3]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	202	199
	United Parcel Service Inc.	2.400%	11/15/26	399	376
	United Parcel Service Inc.	3.400%	3/15/29	100	94
	United Parcel Service Inc.	2.500%	9/1/29	100	89
	United Parcel Service Inc.	4.875%	3/3/33	200	197
	United Parcel Service Inc.	5.150%	5/22/34	200	199
	United Parcel Service Inc.	6.200%	1/15/38	173	187
	United Parcel Service Inc.	5.200%	4/1/40	255	249
	United Parcel Service Inc.	4.875%	11/15/40	75	70
	United Parcel Service Inc.	3.625%	10/1/42	100	79
	United Parcel Service Inc.	4.250%	3/15/49	125	103
	United Parcel Service Inc.	3.400%	9/1/49	200	144
	United Parcel Service Inc.	5.300%	4/1/50	300	292
	United Parcel Service Inc.	5.050%	3/3/53	100	94
	United Parcel Service Inc.	5.500%	5/22/54	200	198
	United Parcel Service Inc.	5.600%	5/22/64	200	198
	Valmont Industries Inc.	5.000%	10/1/44	150	135
	Valmont Industries Inc.	5.250%	10/1/54	75	67
[6]	Veralto Corp.	5.500%	9/18/26	125	125
[6]	Veralto Corp.	5.350%	9/18/28	125	125
[6]	Veralto Corp.	5.450%	9/18/33	125	125
	Vontier Corp.	1.800%	4/1/26	90	84
	Vontier Corp.	2.400%	4/1/28	85	75

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vontier Corp.	2.950%	4/1/31	105	86
	Waste Connections Inc.	4.250%	12/1/28	51	49
	Waste Connections Inc.	3.500%	5/1/29	200	187
	Waste Connections Inc.	2.600%	2/1/30	139	122
	Waste Connections Inc.	3.200%	6/1/32	300	261
	Waste Connections Inc.	4.200%	1/15/33	132	122
	Waste Connections Inc.	3.050%	4/1/50	75	50
	Waste Connections Inc.	2.950%	1/15/52	200	128
	Waste Management Inc.	0.750%	11/15/25	100	94
	Waste Management Inc.	4.950%	7/3/27	200	200
	Waste Management Inc.	3.150%	11/15/27	125	118
	Waste Management Inc.	4.875%	2/15/29	200	199
	Waste Management Inc.	1.500%	3/15/31	200	160
	Waste Management Inc.	4.950%	7/3/31	175	174
	Waste Management Inc.	4.625%	2/15/33	88	85
	Waste Management Inc.	4.875%	2/15/34	200	196
	Waste Management Inc.	2.950%	6/1/41	200	145
	Waste Management Inc.	2.500%	11/15/50	200	119
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	172
	WW Grainger Inc.	3.750%	5/15/46	75	58
	WW Grainger Inc.	4.200%	5/15/47	75	62
	Xylem Inc.	3.250%	11/1/26	100	96
	Xylem Inc.	1.950%	1/30/28	100	90
	Xylem Inc.	2.250%	1/30/31	100	84
	Xylem Inc.	4.375%	11/1/46	100	84
					83,984
Materials (0.8%)
	Air Products & Chemicals, Inc.	4.850%	2/8/34	265	260
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	171
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	143
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	128
	Albemarle Corp.	5.450%	12/1/44	75	68
	Albemarle Corp.	5.650%	6/1/52	100	89
	Amcor Finance USA Inc.	5.625%	5/26/33	123	124
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	107
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	168
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	179
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	175
	ArcelorMittal SA	4.550%	3/11/26	100	98
	ArcelorMittal SA	6.550%	11/29/27	200	206
	ArcelorMittal SA	4.250%	7/16/29	100	96
	ArcelorMittal SA	6.800%	11/29/32	180	190
	ArcelorMittal SA	7.000%	10/15/39	100	107
	ArcelorMittal SA	6.750%	3/1/41	100	102
	ArcelorMittal SA	6.350%	6/17/54	85	83
	Avery Dennison Corp.	4.875%	12/6/28	75	74
	Avery Dennison Corp.	5.750%	3/15/33	190	194
	Barrick Gold Corp.	6.450%	10/15/35	75	80
	Barrick North America Finance LLC	5.700%	5/30/41	350	346
	Barrick North America Finance LLC	5.750%	5/1/43	150	149
	Berry Global Inc.	1.570%	1/15/26	400	376
	Berry Global Inc.	5.500%	4/15/28	540	539
[6]	Berry Global Inc.	5.800%	6/15/31	200	200
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	199
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	199
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	201
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	300	300
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	412
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	139
	Cabot Corp.	4.000%	7/1/29	55	52
	Carlisle Cos. Inc.	3.750%	12/1/27	125	119
	Carlisle Cos. Inc.	2.750%	3/1/30	150	132
	Celanese US Holdings LLC	6.165%	7/15/27	400	406
	Celanese US Holdings LLC	6.350%	11/15/28	175	180
	Celanese US Holdings LLC	6.330%	7/15/29	200	206
	Celanese US Holdings LLC	6.550%	11/15/30	150	157
	Celanese US Holdings LLC	6.379%	7/15/32	200	206
	Celanese US Holdings LLC	6.700%	11/15/33	150	158
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	175

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CF Industries Inc.	5.150%	3/15/34	200	192
CF Industries Inc.	4.950%	6/1/43	150	131
CF Industries Inc.	5.375%	3/15/44	100	92
CRH America Finance Inc.	5.400%	5/21/34	200	198
CRH SMW Finance DAC	5.200%	5/21/29	200	200
Dow Chemical Co.	4.800%	11/30/28	225	223
Dow Chemical Co.	2.100%	11/15/30	400	337
Dow Chemical Co.	5.150%	2/15/34	175	171
Dow Chemical Co.	4.250%	10/1/34	106	97
Dow Chemical Co.	9.400%	5/15/39	203	269
Dow Chemical Co.	5.250%	11/15/41	100	93
Dow Chemical Co.	4.625%	10/1/44	200	171
Dow Chemical Co.	5.550%	11/30/48	100	95
Dow Chemical Co.	6.900%	5/15/53	150	167
Dow Chemical Co.	5.600%	2/15/54	360	347
DuPont de Nemours Inc.	4.493%	11/15/25	350	345
DuPont de Nemours Inc.	4.725%	11/15/28	425	423
DuPont de Nemours Inc.	5.319%	11/15/38	182	187
DuPont de Nemours Inc.	5.419%	11/15/48	375	388
Eastman Chemical Co.	5.625%	2/20/34	100	99
Eastman Chemical Co.	4.800%	9/1/42	225	196
Eastman Chemical Co.	4.650%	10/15/44	150	126
Ecolab Inc.	2.700%	11/1/26	200	189
Ecolab Inc.	1.650%	2/1/27	100	92
Ecolab Inc.	3.250%	12/1/27	100	94
Ecolab Inc.	5.250%	1/15/28	200	202
Ecolab Inc.	1.300%	1/30/31	500	398
Ecolab Inc.	2.125%	2/1/32	100	82
Ecolab Inc.	2.700%	12/15/51	255	157
Ecolab Inc.	2.750%	8/18/55	100	60
EIDP Inc.	1.700%	7/15/25	100	96
EIDP Inc.	4.500%	5/15/26	100	99
EIDP Inc.	2.300%	7/15/30	100	86
EIDP Inc.	4.800%	5/15/33	100	96
FMC Corp.	5.150%	5/18/26	100	99
FMC Corp.	3.200%	10/1/26	50	47
FMC Corp.	3.450%	10/1/29	100	90
FMC Corp.	5.650%	5/18/33	100	99
FMC Corp.	4.500%	10/1/49	100	76
FMC Corp.	6.375%	5/18/53	100	99
Freeport-McMoRan Inc.	5.000%	9/1/27	200	198
Freeport-McMoRan Inc.	4.125%	3/1/28	100	96
Freeport-McMoRan Inc.	4.375%	8/1/28	100	97
Freeport-McMoRan Inc.	5.250%	9/1/29	100	100
Freeport-McMoRan Inc.	4.250%	3/1/30	100	95
Freeport-McMoRan Inc.	4.625%	8/1/30	200	193
Freeport-McMoRan Inc.	5.400%	11/14/34	100	98
Freeport-McMoRan Inc.	5.450%	3/15/43	300	283
Georgia-Pacific LLC	8.875%	5/15/31	250	305
Huntsman International LLC	4.500%	5/1/29	90	85
Huntsman International LLC	2.950%	6/15/31	100	82
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	48
International Paper Co.	5.000%	9/15/35	100	94
International Paper Co.	6.000%	11/15/41	100	100
International Paper Co.	4.800%	6/15/44	300	261
International Paper Co.	4.400%	8/15/47	200	160
Kinross Gold Corp.	4.500%	7/15/27	25	24
Kinross Gold Corp.	6.250%	7/15/33	100	104
Linde Inc.	4.700%	12/5/25	200	199
Linde Inc.	1.100%	8/10/30	300	242
Linde Inc.	3.550%	11/7/42	50	40
LYB International Finance BV	5.250%	7/15/43	200	181
LYB International Finance III LLC	1.250%	10/1/25	491	465
LYB International Finance III LLC	5.625%	5/15/33	52	53
LYB International Finance III LLC	5.500%	3/1/34	100	99
LYB International Finance III LLC	3.375%	10/1/40	200	146
LYB International Finance III LLC	4.200%	10/15/49	135	104
LYB International Finance III LLC	4.200%	5/1/50	50	38
LYB International Finance III LLC	3.625%	4/1/51	280	192
LyondellBasell Industries NV	4.625%	2/26/55	380	308

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	95
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	87
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	124
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	142
	Martin Marietta Materials Inc.	3.200%	7/15/51	220	146
	Mosaic Co.	4.050%	11/15/27	200	192
	Mosaic Co.	5.450%	11/15/33	100	99
	Mosaic Co.	4.875%	11/15/41	50	44
	Mosaic Co.	5.625%	11/15/43	100	95
	Newmont Corp.	2.800%	10/1/29	150	135
	Newmont Corp.	2.250%	10/1/30	200	171
	Newmont Corp.	2.600%	7/15/32	100	83
	Newmont Corp.	5.875%	4/1/35	100	103
	Newmont Corp.	6.250%	10/1/39	225	237
	Newmont Corp.	4.875%	3/15/42	255	235
	Newmont Corp.	5.450%	6/9/44	150	145
[6]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	175	175
[6]	Newmont Corp./Newcrest Finance Pty. Ltd.	4.200%	5/13/50	100	81
	Nucor Corp.	3.950%	5/1/28	100	96
	Nucor Corp.	2.700%	6/1/30	100	88
	Nucor Corp.	3.125%	4/1/32	100	87
	Nucor Corp.	6.400%	12/1/37	100	108
	Nucor Corp.	2.979%	12/15/55	300	184
	Nutrien Ltd.	5.950%	11/7/25	200	201
	Nutrien Ltd.	4.000%	12/15/26	50	48
	Nutrien Ltd.	5.200%	6/21/27	175	175
	Nutrien Ltd.	4.900%	3/27/28	200	198
	Nutrien Ltd.	5.400%	6/21/34	200	197
	Nutrien Ltd.	4.125%	3/15/35	250	223
	Nutrien Ltd.	5.625%	12/1/40	275	266
	Nutrien Ltd.	6.125%	1/15/41	70	72
	Nutrien Ltd.	4.900%	6/1/43	50	45
	Nutrien Ltd.	5.250%	1/15/45	191	176
	Nutrien Ltd.	5.000%	4/1/49	100	88
	Nutrien Ltd.	3.950%	5/13/50	140	105
	Nutrien Ltd.	5.800%	3/27/53	135	133
	Owens Corning	3.400%	8/15/26	200	192
	Owens Corning	3.950%	8/15/29	100	94
	Owens Corning	3.875%	6/1/30	50	47
	Owens Corning	5.700%	6/15/34	200	202
	Owens Corning	4.300%	7/15/47	200	161
	Owens Corning	5.950%	6/15/54	200	201
	Packaging Corp. of America	3.400%	12/15/27	100	95
	Packaging Corp. of America	3.000%	12/15/29	140	125
	Packaging Corp. of America	4.050%	12/15/49	90	71
	Packaging Corp. of America	3.050%	10/1/51	100	65
	PPG Industries Inc.	2.550%	6/15/30	300	262
	Reliance Inc.	2.150%	8/15/30	100	84
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	238
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	81
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	217
	Rio Tinto Finance USA plc	5.000%	3/9/33	200	199
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	139
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	212
	Rio Tinto Finance USA plc	5.125%	3/9/53	200	188
	Rohm and Haas Co.	7.850%	7/15/29	125	138
	RPM International Inc.	3.750%	3/15/27	50	48
	RPM International Inc.	4.250%	1/15/48	200	165
	Sherwin-Williams Co.	3.450%	8/1/25	225	220
	Sherwin-Williams Co.	4.250%	8/8/25	200	197
	Sherwin-Williams Co.	3.950%	1/15/26	200	196
	Sherwin-Williams Co.	3.450%	6/1/27	100	95
	Sherwin-Williams Co.	2.300%	5/15/30	100	86
	Sherwin-Williams Co.	4.000%	12/15/42	100	80
	Sherwin-Williams Co.	4.550%	8/1/45	90	76
	Sherwin-Williams Co.	4.500%	6/1/47	300	253
	Sherwin-Williams Co.	3.300%	5/15/50	100	68
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	199
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	199
	Sonoco Products Co.	2.250%	2/1/27	500	462
	Sonoco Products Co.	3.125%	5/1/30	105	93
	Southern Copper Corp.	7.500%	7/27/35	100	116
	Southern Copper Corp.	6.750%	4/16/40	275	299
	Southern Copper Corp.	5.250%	11/8/42	300	279
	Southern Copper Corp.	5.875%	4/23/45	200	197
	Steel Dynamics Inc.	3.450%	4/15/30	125	114
	Steel Dynamics Inc.	3.250%	1/15/31	100	89
	Steel Dynamics Inc.	3.250%	10/15/50	100	66
	Suzano Austria GmbH	6.000%	1/15/29	400	399
	Suzano Austria GmbH	5.000%	1/15/30	200	189
	Suzano Austria GmbH	3.750%	1/15/31	200	174
	Suzano Austria GmbH	3.125%	1/15/32	125	102
	Teck Resources Ltd.	3.900%	7/15/30	100	93
	Teck Resources Ltd.	6.125%	10/1/35	100	102
	Teck Resources Ltd.	6.000%	8/15/40	119	117
	Teck Resources Ltd.	5.200%	3/1/42	100	89
	Vale Overseas Ltd.	3.750%	7/8/30	100	90
	Vale Overseas Ltd.	6.125%	6/12/33	200	201
	Vale Overseas Ltd.	8.250%	1/17/34	50	59
	Vale Overseas Ltd.	6.875%	11/21/36	310	331
	Vale Overseas Ltd.	6.875%	11/10/39	325	346
	Vale Overseas Ltd.	6.400%	6/28/54	173	171
	Vale SA	5.625%	9/11/42	75	73
	Vulcan Materials Co.	3.500%	6/1/30	150	137
	Vulcan Materials Co.	4.500%	6/15/47	125	104
	Westlake Corp.	3.600%	8/15/26	100	96
	Westlake Corp.	3.375%	6/15/30	100	90
	Westlake Corp.	5.000%	8/15/46	200	175
	Westlake Corp.	3.125%	8/15/51	100	63
	Westlake Corp.	3.375%	8/15/61	100	61
	WestRock MWV LLC	7.950%	2/15/31	250	283
	WRKCo Inc.	4.650%	3/15/26	100	99
	WRKCo Inc.	3.375%	9/15/27	250	237
	WRKCo Inc.	4.900%	3/15/29	200	199
	WRKCo Inc.	3.000%	6/15/33	100	84
	Yamana Gold Inc.	2.630%	8/15/31	100	83
					34,871
Real Estate (0.9%)
	Agree LP	5.625%	6/15/34	143	142
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	176
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	132
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	376
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	93
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	301
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	134
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	94
	American Homes 4 Rent LP	2.375%	7/15/31	200	162
	American Homes 4 Rent LP	5.500%	2/1/34	100	98
	American Homes 4 Rent LP	5.500%	7/15/34	100	98
	American Homes 4 Rent LP	3.375%	7/15/51	200	131
	American Tower Corp.	1.600%	4/15/26	200	187
	American Tower Corp.	1.450%	9/15/26	200	183
	American Tower Corp.	3.375%	10/15/26	200	191
	American Tower Corp.	2.750%	1/15/27	500	469
	American Tower Corp.	3.125%	1/15/27	125	118
	American Tower Corp.	3.650%	3/15/27	200	192
	American Tower Corp.	1.500%	1/31/28	500	438
	American Tower Corp.	3.950%	3/15/29	140	132
	American Tower Corp.	3.800%	8/15/29	475	442
	American Tower Corp.	2.900%	1/15/30	145	128
	American Tower Corp.	2.100%	6/15/30	150	126
	American Tower Corp.	2.700%	4/15/31	200	169
	American Tower Corp.	2.300%	9/15/31	200	163
	American Tower Corp.	4.050%	3/15/32	200	183
	American Tower Corp.	5.450%	2/15/34	200	198
	American Tower Corp.	3.700%	10/15/49	200	145
	American Tower Corp.	3.100%	6/15/50	150	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AvalonBay Communities Inc.	2.950%	5/11/26	150	144
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.200%	1/15/28	75	70
AvalonBay Communities Inc.	2.050%	1/15/32	300	245
AvalonBay Communities Inc.	5.000%	2/15/33	50	49
AvalonBay Communities Inc.	5.350%	6/1/34	100	100
AvalonBay Communities Inc.	3.900%	10/15/46	60	47
AvalonBay Communities Inc.	4.350%	4/15/48	60	50
Boston Properties LP	3.650%	2/1/26	100	97
Boston Properties LP	2.750%	10/1/26	50	47
Boston Properties LP	3.400%	6/21/29	400	356
Boston Properties LP	2.900%	3/15/30	400	340
Boston Properties LP	2.450%	10/1/33	400	297
Boston Properties LP	6.500%	1/15/34	50	51
Brixmor Operating Partnership LP	4.125%	6/15/26	200	195
Brixmor Operating Partnership LP	3.900%	3/15/27	75	72
Brixmor Operating Partnership LP	4.125%	5/15/29	533	503
Brixmor Operating Partnership LP	4.050%	7/1/30	250	232
Camden Property Trust	3.150%	7/1/29	50	46
Camden Property Trust	2.800%	5/15/30	265	235
Camden Property Trust	3.350%	11/1/49	120	84
CBRE Services Inc.	4.875%	3/1/26	125	124
CBRE Services Inc.	5.500%	4/1/29	75	75
CBRE Services Inc.	2.500%	4/1/31	200	166
CBRE Services Inc.	5.950%	8/15/34	200	202
COPT Defense Properties LP	2.000%	1/15/29	350	297
Crown Castle Inc.	1.350%	7/15/25	100	96
Crown Castle Inc.	4.450%	2/15/26	250	246
Crown Castle Inc.	3.700%	6/15/26	175	169
Crown Castle Inc.	2.900%	3/15/27	200	188
Crown Castle Inc.	3.650%	9/1/27	325	309
Crown Castle Inc.	3.800%	2/15/28	425	403
Crown Castle Inc.	4.800%	9/1/28	200	196
Crown Castle Inc.	3.100%	11/15/29	100	89
Crown Castle Inc.	3.300%	7/1/30	115	103
Crown Castle Inc.	2.250%	1/15/31	200	164
Crown Castle Inc.	2.500%	7/15/31	200	165
Crown Castle Inc.	5.100%	5/1/33	200	193
Crown Castle Inc.	2.900%	4/1/41	500	346
Crown Castle Inc.	4.750%	5/15/47	95	81
Crown Castle Inc.	5.200%	2/15/49	75	68
Crown Castle Inc.	4.150%	7/1/50	100	78
Crown Castle Inc.	3.250%	1/15/51	200	132
CubeSmart LP	4.000%	11/15/25	50	49
CubeSmart LP	3.125%	9/1/26	100	95
CubeSmart LP	2.250%	12/15/28	200	176
CubeSmart LP	4.375%	2/15/29	50	48
CubeSmart LP	2.000%	2/15/31	75	61
CubeSmart LP	2.500%	2/15/32	200	164
Digital Realty Trust LP	4.450%	7/15/28	370	359
Digital Realty Trust LP	3.600%	7/1/29	175	162
DOC DR LLC	4.300%	3/15/27	100	98
DOC DR LLC	2.625%	11/1/31	500	413
EPR Properties	4.500%	6/1/27	141	135
EPR Properties	3.600%	11/15/31	175	146
Equinix Inc.	1.250%	7/15/25	100	96
Equinix Inc.	1.000%	9/15/25	500	473
Equinix Inc.	1.450%	5/15/26	200	186
Equinix Inc.	2.900%	11/18/26	100	94
Equinix Inc.	1.800%	7/15/27	100	90
Equinix Inc.	1.550%	3/15/28	500	437
Equinix Inc.	3.200%	11/18/29	450	406
Equinix Inc.	2.150%	7/15/30	250	210
Equinix Inc.	2.500%	5/15/31	200	167
Equinix Inc.	3.000%	7/15/50	100	63
ERP Operating LP	2.850%	11/1/26	50	47
ERP Operating LP	3.500%	3/1/28	100	95
ERP Operating LP	4.150%	12/1/28	70	68
ERP Operating LP	3.000%	7/1/29	75	68
ERP Operating LP	2.500%	2/15/30	150	131

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ERP Operating LP	4.500%	7/1/44	150	127
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	77
Essex Portfolio LP	3.375%	4/15/26	345	333
Essex Portfolio LP	3.625%	5/1/27	100	96
Essex Portfolio LP	4.000%	3/1/29	100	94
Essex Portfolio LP	3.000%	1/15/30	110	97
Essex Portfolio LP	2.650%	3/15/32	105	87
Essex Portfolio LP	4.500%	3/15/48	120	99
Extra Space Storage LP	3.500%	7/1/26	125	120
Extra Space Storage LP	3.875%	12/15/27	150	143
Extra Space Storage LP	5.700%	4/1/28	200	202
Extra Space Storage LP	4.000%	6/15/29	25	23
Extra Space Storage LP	5.500%	7/1/30	400	403
Extra Space Storage LP	5.900%	1/15/31	100	102
Extra Space Storage LP	2.400%	10/15/31	200	164
Extra Space Storage LP	2.350%	3/15/32	100	80
Extra Space Storage LP	5.400%	2/1/34	100	98
Federal Realty OP LP	3.250%	7/15/27	50	47
Federal Realty OP LP	3.200%	6/15/29	100	91
Federal Realty OP LP	4.500%	12/1/44	150	121
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	174
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	25
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	271
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	160
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	179
Healthcare Realty Holdings LP	3.500%	8/1/26	130	124
Healthcare Realty Holdings LP	2.000%	3/15/31	250	197
Healthpeak OP LLC	3.250%	7/15/26	25	24
Healthpeak OP LLC	3.500%	7/15/29	180	166
Healthpeak OP LLC	3.000%	1/15/30	200	177
Healthpeak OP LLC	5.250%	12/15/32	100	98
Healthpeak OP LLC	6.750%	2/1/41	100	109
Highwoods Realty LP	2.600%	2/1/31	250	200
Highwoods Realty LP	7.650%	2/1/34	100	107
Host Hotels & Resorts LP	3.500%	9/15/30	100	88
Host Hotels & Resorts LP	2.900%	12/15/31	275	229
Host Hotels & Resorts LP	5.700%	7/1/34	100	98
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	177
Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	32
Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	79
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	158
Jones Lang LaSalle Inc.	6.875%	12/1/28	100	105
Kilroy Realty LP	3.450%	12/15/24	50	49
Kilroy Realty LP	4.750%	12/15/28	50	47
Kilroy Realty LP	4.250%	8/15/29	104	94
Kilroy Realty LP	3.050%	2/15/30	200	169
Kilroy Realty LP	2.650%	11/15/33	250	184
Kimco Realty OP LLC	2.800%	10/1/26	125	118
Kimco Realty OP LLC	3.800%	4/1/27	75	72
Kimco Realty OP LLC	1.900%	3/1/28	500	446
Kimco Realty OP LLC	2.700%	10/1/30	100	86
Kimco Realty OP LLC	3.200%	4/1/32	200	172
Kimco Realty OP LLC	4.600%	2/1/33	200	188
Kimco Realty OP LLC	6.400%	3/1/34	100	106
Kimco Realty OP LLC	4.125%	12/1/46	50	38
Kimco Realty OP LLC	4.450%	9/1/47	50	40
Kite Realty Group LP	4.000%	10/1/26	200	194
Kite Realty Group LP	5.500%	3/1/34	100	98
LXP Industrial Trust	2.375%	10/1/31	200	160
Mid-America Apartments LP	3.600%	6/1/27	250	240
Mid-America Apartments LP	3.950%	3/15/29	100	96
Mid-America Apartments LP	2.750%	3/15/30	150	133
Mid-America Apartments LP	1.700%	2/15/31	150	120
Mid-America Apartments LP	5.300%	2/15/32	50	50
NNN REIT Inc.	3.500%	10/15/27	350	332
NNN REIT Inc.	4.300%	10/15/28	25	24
NNN REIT Inc.	2.500%	4/15/30	75	64
NNN REIT Inc.	5.600%	10/15/33	150	149
NNN REIT Inc.	4.800%	10/15/48	50	42

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NNN REIT Inc.	3.100%	4/15/50	50	32
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	223
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	213
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	204
Physicians Realty LP	3.950%	1/15/28	100	96
Piedmont Operating Partnership LP	9.250%	7/20/28	100	107
Prologis LP	3.250%	6/30/26	175	169
Prologis LP	2.125%	4/15/27	105	97
Prologis LP	3.375%	12/15/27	160	152
Prologis LP	3.875%	9/15/28	100	96
Prologis LP	2.250%	4/15/30	155	133
Prologis LP	1.750%	7/1/30	200	165
Prologis LP	1.250%	10/15/30	350	279
Prologis LP	2.250%	1/15/32	100	82
Prologis LP	4.750%	6/15/33	100	96
Prologis LP	5.125%	1/15/34	127	125
Prologis LP	5.000%	3/15/34	272	266
Prologis LP	4.375%	9/15/48	75	63
Prologis LP	3.000%	4/15/50	140	91
Prologis LP	5.250%	6/15/53	200	189
Prologis LP	5.250%	3/15/54	100	95
Public Storage Operating Co.	1.500%	11/9/26	225	207
Public Storage Operating Co.	3.094%	9/15/27	100	94
Public Storage Operating Co.	1.950%	11/9/28	225	198
Public Storage Operating Co.	5.125%	1/15/29	100	101
Public Storage Operating Co.	3.385%	5/1/29	100	93
Public Storage Operating Co.	2.250%	11/9/31	225	186
Public Storage Operating Co.	5.350%	8/1/53	170	164
Realty Income Corp.	4.625%	11/1/25	75	74
Realty Income Corp.	4.125%	10/15/26	125	122
Realty Income Corp.	3.000%	1/15/27	150	142
Realty Income Corp.	3.200%	1/15/27	80	76
Realty Income Corp.	3.950%	8/15/27	450	434
Realty Income Corp.	3.650%	1/15/28	190	181
Realty Income Corp.	2.100%	3/15/28	300	269
Realty Income Corp.	4.750%	2/15/29	100	98
Realty Income Corp.	4.000%	7/15/29	60	57
Realty Income Corp.	3.100%	12/15/29	150	135
Realty Income Corp.	3.400%	1/15/30	80	73
Realty Income Corp.	2.850%	12/15/32	50	41
Realty Income Corp.	1.800%	3/15/33	500	376
Realty Income Corp.	5.125%	2/15/34	250	243
Realty Income Corp.	4.650%	3/15/47	175	151
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	72
Regency Centers LP	5.250%	1/15/34	100	97
Regency Centers LP	4.400%	2/1/47	200	162
Regency Centers LP	4.650%	3/15/49	75	62
Rexford Industrial Realty LP	2.150%	9/1/31	200	159
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	136
Sabra Health Care LP	3.200%	12/1/31	150	125
Safehold GL Holdings LLC	2.850%	1/15/32	200	164
Simon Property Group LP	3.500%	9/1/25	300	294
Simon Property Group LP	3.300%	1/15/26	195	189
Simon Property Group LP	1.375%	1/15/27	500	456
Simon Property Group LP	1.750%	2/1/28	250	223
Simon Property Group LP	2.650%	7/15/30	200	174
Simon Property Group LP	2.200%	2/1/31	250	207
Simon Property Group LP	2.250%	1/15/32	500	406
Simon Property Group LP	2.650%	2/1/32	100	83
Simon Property Group LP	6.250%	1/15/34	85	90
Simon Property Group LP	4.250%	11/30/46	100	80
Simon Property Group LP	3.250%	9/13/49	300	201
Simon Property Group LP	3.800%	7/15/50	200	147
Simon Property Group LP	5.850%	3/8/53	89	88
Simon Property Group LP	6.650%	1/15/54	85	94
SITE Centers Corp.	4.250%	2/1/26	70	69
Store Capital LLC	4.500%	3/15/28	75	71
Store Capital LLC	4.625%	3/15/29	100	94

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sun Communities Operating LP	2.300%	11/1/28	200	176
Sun Communities Operating LP	5.500%	1/15/29	100	100
Sun Communities Operating LP	4.200%	4/15/32	200	179
Tanger Properties LP	3.125%	9/1/26	175	165
Tanger Properties LP	3.875%	7/15/27	50	47
UDR Inc.	2.950%	9/1/26	150	142
UDR Inc.	3.500%	7/1/27	150	142
UDR Inc.	3.500%	1/15/28	250	236
UDR Inc.	3.200%	1/15/30	60	54
UDR Inc.	3.000%	8/15/31	65	56
UDR Inc.	1.900%	3/15/33	200	151
UDR Inc.	3.100%	11/1/34	65	52
Ventas Realty LP	4.125%	1/15/26	75	73
Ventas Realty LP	3.250%	10/15/26	75	71
Ventas Realty LP	3.850%	4/1/27	50	48
Ventas Realty LP	4.000%	3/1/28	125	119
Ventas Realty LP	3.000%	1/15/30	100	88
Ventas Realty LP	4.750%	11/15/30	200	192
Ventas Realty LP	5.625%	7/1/34	52	51
Ventas Realty LP	4.875%	4/15/49	80	68
VICI Properties LP	4.750%	2/15/28	200	195
VICI Properties LP	4.950%	2/15/30	200	193
VICI Properties LP	5.125%	5/15/32	200	191
VICI Properties LP	5.750%	4/1/34	100	99
VICI Properties LP	5.625%	5/15/52	225	201
Welltower OP LLC	4.250%	4/1/26	150	147
Welltower OP LLC	4.250%	4/15/28	125	121
Welltower OP LLC	4.125%	3/15/29	250	239
Welltower OP LLC	2.750%	1/15/31	250	215
Welltower OP LLC	2.750%	1/15/32	200	168
Welltower OP LLC	6.500%	3/15/41	25	27
Welltower OP LLC	4.950%	9/1/48	75	68
Weyerhaeuser Co.	4.750%	5/15/26	51	50
Weyerhaeuser Co.	4.000%	11/15/29	150	141
Weyerhaeuser Co.	4.000%	4/15/30	200	187
Weyerhaeuser Co.	7.375%	3/15/32	29	32
Weyerhaeuser Co.	3.375%	3/9/33	200	171
WP Carey Inc.	4.250%	10/1/26	75	73
WP Carey Inc.	2.250%	4/1/33	200	155
				41,708
Technology (1.9%)
Adobe Inc.	2.150%	2/1/27	180	168
Adobe Inc.	2.300%	2/1/30	225	197
Adobe Inc.	4.950%	4/4/34	200	199
Amdocs Ltd.	2.538%	6/15/30	200	170
Analog Devices Inc.	3.500%	12/5/26	200	193
Analog Devices Inc.	3.450%	6/15/27	100	96
Analog Devices Inc.	1.700%	10/1/28	200	176
Analog Devices Inc.	2.800%	10/1/41	200	141
Analog Devices Inc.	2.950%	10/1/51	400	261
Apple Inc.	0.550%	8/20/25	500	475
Apple Inc.	0.700%	2/8/26	500	467
Apple Inc.	3.250%	2/23/26	705	686
Apple Inc.	2.450%	8/4/26	450	427
Apple Inc.	3.350%	2/9/27	500	482
Apple Inc.	3.200%	5/11/27	775	743
Apple Inc.	2.900%	9/12/27	555	524
Apple Inc.	1.200%	2/8/28	500	442
Apple Inc.	4.000%	5/10/28	200	196
Apple Inc.	1.400%	8/5/28	150	132
Apple Inc.	2.200%	9/11/29	430	381
Apple Inc.	4.150%	5/10/30	88	86
Apple Inc.	1.250%	8/20/30	500	409
Apple Inc.	1.650%	2/8/31	500	413
Apple Inc.	1.700%	8/5/31	200	164
Apple Inc.	3.350%	8/8/32	200	181
Apple Inc.	4.500%	2/23/36	225	220
Apple Inc.	2.375%	2/8/41	500	346
Apple Inc.	3.850%	5/4/43	450	377

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.450%	5/6/44	200	185
	Apple Inc.	3.450%	2/9/45	825	640
	Apple Inc.	4.375%	5/13/45	400	356
	Apple Inc.	4.650%	2/23/46	910	840
	Apple Inc.	3.850%	8/4/46	375	306
	Apple Inc.	3.750%	11/13/47	450	358
	Apple Inc.	2.650%	5/11/50	515	329
	Apple Inc.	2.400%	8/20/50	75	45
	Apple Inc.	2.650%	2/8/51	794	502
	Apple Inc.	2.700%	8/5/51	75	48
	Apple Inc.	4.850%	5/10/53	82	79
	Apple Inc.	2.550%	8/20/60	300	182
	Apple Inc.	2.800%	2/8/61	600	366
	Apple Inc.	2.850%	8/5/61	275	169
	Applied Materials Inc.	3.900%	10/1/25	145	143
	Applied Materials Inc.	3.300%	4/1/27	225	216
	Applied Materials Inc.	1.750%	6/1/30	200	168
	Applied Materials Inc.	5.100%	10/1/35	100	101
	Applied Materials Inc.	5.850%	6/15/41	125	132
	Applied Materials Inc.	4.350%	4/1/47	175	153
	Applied Materials Inc.	2.750%	6/1/50	200	131
	Arrow Electronics Inc.	3.875%	1/12/28	100	95
	Atlassian Corp.	5.500%	5/15/34	200	198
	Autodesk Inc.	3.500%	6/15/27	75	72
	Autodesk Inc.	2.850%	1/15/30	75	67
	Autodesk Inc.	2.400%	12/15/31	200	166
	Avnet Inc.	4.625%	4/15/26	100	98
	Avnet Inc.	6.250%	3/15/28	100	103
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	154
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	702
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	142
	Broadcom Inc.	3.150%	11/15/25	278	269
[6]	Broadcom Inc.	1.950%	2/15/28	157	140
	Broadcom Inc.	4.110%	9/15/28	428	413
[6]	Broadcom Inc.	4.000%	4/15/29	200	191
	Broadcom Inc.	4.750%	4/15/29	300	296
	Broadcom Inc.	5.000%	4/15/30	250	250
	Broadcom Inc.	4.150%	11/15/30	600	567
[6]	Broadcom Inc.	2.450%	2/15/31	500	421
	Broadcom Inc.	4.300%	11/15/32	400	374
[6]	Broadcom Inc.	2.600%	2/15/33	50	40
[6]	Broadcom Inc.	3.419%	4/15/33	652	562
[6]	Broadcom Inc.	3.469%	4/15/34	436	372
[6]	Broadcom Inc.	3.187%	11/15/36	50	40
[6]	Broadcom Inc.	4.926%	5/15/37	550	517
[6]	Broadcom Inc.	3.500%	2/15/41	805	617
[6]	Broadcom Inc.	3.750%	2/15/51	500	371
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	95
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	90
	CDW LLC / CDW Finance Corp.	3.569%	12/1/31	130	113
	CGI Inc.	1.450%	9/14/26	300	275
	CGI Inc.	2.300%	9/14/31	100	80
	Cisco Systems Inc.	4.900%	2/26/26	400	400
	Cisco Systems Inc.	2.950%	2/28/26	100	97
	Cisco Systems Inc.	2.500%	9/20/26	225	214
	Cisco Systems Inc.	4.800%	2/26/27	350	349
	Cisco Systems Inc.	4.850%	2/26/29	650	650
	Cisco Systems Inc.	4.950%	2/26/31	261	261
	Cisco Systems Inc.	5.050%	2/26/34	713	712
	Cisco Systems Inc.	5.900%	2/15/39	400	425
	Cisco Systems Inc.	5.300%	2/26/54	375	368
	Cisco Systems Inc.	5.350%	2/26/64	200	195
	Concentrix Corp.	6.650%	8/2/26	250	253
	Concentrix Corp.	6.600%	8/2/28	250	253
	Concentrix Corp.	6.850%	8/2/33	93	92
	Corning Inc.	5.750%	8/15/40	195	193
	Corning Inc.	3.900%	11/15/49	100	75
	Corning Inc.	4.375%	11/15/57	300	235
	Corning Inc.	5.450%	11/15/79	200	184
	Dell Inc.	7.100%	4/15/28	30	32

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dell Inc.	6.500%	4/15/38	100	105
Dell International LLC / EMC Corp.	5.850%	7/15/25	200	200
Dell International LLC / EMC Corp.	6.020%	6/15/26	695	702
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	248
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/28	200	201
Dell International LLC / EMC Corp.	5.300%	10/1/29	300	302
Dell International LLC / EMC Corp.	6.200%	7/15/30	62	65
Dell International LLC / EMC Corp.	5.750%	2/1/33	50	51
Dell International LLC / EMC Corp.	8.100%	7/15/36	173	206
Dell International LLC / EMC Corp.	3.375%	12/15/41	200	146
Dell International LLC / EMC Corp.	8.350%	7/15/46	105	133
Dell International LLC / EMC Corp.	3.450%	12/15/51	300	203
DXC Technology Co.	1.800%	9/15/26	200	184
DXC Technology Co.	2.375%	9/15/28	200	174
Equifax Inc.	2.600%	12/15/25	100	96
Fidelity National Information Services Inc.	1.150%	3/1/26	500	466
Fiserv Inc.	3.200%	7/1/26	700	672
Flex Ltd.	4.875%	6/15/29	150	145
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/29	50	51
Global Payments Inc.	2.150%	1/15/27	200	185
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	496
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	141
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	201
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	158
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	289
HP Inc.	1.450%	6/17/26	200	186
HP Inc.	3.000%	6/17/27	350	329
HP Inc.	4.750%	1/15/28	200	198
HP Inc.	4.000%	4/15/29	100	95
HP Inc.	3.400%	6/17/30	500	455
HP Inc.	2.650%	6/17/31	200	169
HP Inc.	4.200%	4/15/32	200	185
HP Inc.	5.500%	1/15/33	200	201
HP Inc.	6.000%	9/15/41	200	204
IBM International Capital Pte. Ltd.	4.900%	2/5/34	400	388
IBM International Capital Pte. Ltd.	5.300%	2/5/54	700	656
Intel Corp.	3.700%	7/29/25	450	442
Intel Corp.	2.600%	5/19/26	210	200
Intel Corp.	3.750%	8/5/27	200	193
Intel Corp.	4.875%	2/10/28	310	309
Intel Corp.	1.600%	8/12/28	200	175
Intel Corp.	2.450%	11/15/29	375	330
Intel Corp.	3.900%	3/25/30	345	324
Intel Corp.	2.000%	8/12/31	250	204
Intel Corp.	4.150%	8/5/32	200	187
Intel Corp.	4.000%	12/15/32	150	138
Intel Corp.	5.200%	2/10/33	396	395
Intel Corp.	4.600%	3/25/40	100	90
Intel Corp.	2.800%	8/12/41	200	138
Intel Corp.	4.800%	10/1/41	162	147
Intel Corp.	4.250%	12/15/42	150	124
Intel Corp.	4.100%	5/19/46	250	200
Intel Corp.	4.100%	5/11/47	200	158
Intel Corp.	3.734%	12/8/47	674	496
Intel Corp.	3.250%	11/15/49	300	201
Intel Corp.	4.750%	3/25/50	400	345
Intel Corp.	3.050%	8/12/51	250	159
Intel Corp.	5.700%	2/10/53	481	473
Intel Corp.	3.100%	2/15/60	300	182
Intel Corp.	3.200%	8/12/61	200	123
Intel Corp.	5.050%	8/5/62	300	265
Intel Corp.	5.900%	2/10/63	200	200
International Business Machines Corp.	7.000%	10/30/25	300	307
International Business Machines Corp.	3.450%	2/19/26	285	277
International Business Machines Corp.	3.300%	5/15/26	700	676
International Business Machines Corp.	1.700%	5/15/27	265	242
International Business Machines Corp.	6.220%	8/1/27	75	77
International Business Machines Corp.	6.500%	1/15/28	75	79
International Business Machines Corp.	4.500%	2/6/28	300	296

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
International Business Machines Corp.	3.500%	5/15/29	450	421
International Business Machines Corp.	1.950%	5/15/30	265	224
International Business Machines Corp.	4.750%	2/6/33	200	195
International Business Machines Corp.	4.150%	5/15/39	450	387
International Business Machines Corp.	5.600%	11/30/39	48	49
International Business Machines Corp.	4.000%	6/20/42	358	293
International Business Machines Corp.	4.250%	5/15/49	400	325
International Business Machines Corp.	2.950%	5/15/50	165	105
International Business Machines Corp.	5.100%	2/6/53	300	280
Intuit Inc.	0.950%	7/15/25	100	96
Intuit Inc.	1.350%	7/15/27	100	90
Intuit Inc.	1.650%	7/15/30	100	83
Intuit Inc.	5.200%	9/15/33	200	201
Intuit Inc.	5.500%	9/15/53	275	276
Jabil Inc.	3.950%	1/12/28	100	95
Jabil Inc.	3.600%	1/15/30	100	90
Jabil Inc.	3.000%	1/15/31	150	128
Juniper Networks Inc.	3.750%	8/15/29	200	186
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA Corp.	4.100%	3/15/29	150	146
KLA Corp.	4.650%	7/15/32	200	195
KLA Corp.	5.000%	3/15/49	75	70
KLA Corp.	3.300%	3/1/50	150	105
KLA Corp.	4.950%	7/15/52	200	186
KLA Corp.	5.250%	7/15/62	200	191
Kyndryl Holdings Inc.	2.050%	10/15/26	100	92
Kyndryl Holdings Inc.	2.700%	10/15/28	100	89
Kyndryl Holdings Inc.	3.150%	10/15/31	100	84
Kyndryl Holdings Inc.	4.100%	10/15/41	100	76
Lam Research Corp.	3.750%	3/15/26	150	146
Lam Research Corp.	4.000%	3/15/29	150	144
Lam Research Corp.	1.900%	6/15/30	295	249
Lam Research Corp.	4.875%	3/15/49	125	114
Lam Research Corp.	2.875%	6/15/50	150	98
Lam Research Corp.	3.125%	6/15/60	100	63
Leidos Inc.	4.375%	5/15/30	150	142
Leidos Inc.	2.300%	2/15/31	200	165
Marvell Technology Inc.	2.450%	4/15/28	100	90
Marvell Technology Inc.	4.875%	6/22/28	100	99
Marvell Technology Inc.	2.950%	4/15/31	100	86
Marvell Technology Inc.	5.950%	9/15/33	100	103
Microchip Technology Inc.	4.250%	9/1/25	200	197
Micron Technology Inc.	4.975%	2/6/26	100	99
Micron Technology Inc.	4.185%	2/15/27	200	194
Micron Technology Inc.	5.375%	4/15/28	200	201
Micron Technology Inc.	5.327%	2/6/29	150	151
Micron Technology Inc.	6.750%	11/1/29	75	80
Micron Technology Inc.	4.663%	2/15/30	100	97
Micron Technology Inc.	5.875%	2/9/33	235	240
Micron Technology Inc.	5.875%	9/15/33	200	205
Micron Technology Inc.	3.366%	11/1/41	100	73
Micron Technology Inc.	3.477%	11/1/51	100	69
Microsoft Corp.	3.125%	11/3/25	632	617
Microsoft Corp.	2.400%	8/8/26	805	766
Microsoft Corp.	3.400%	9/15/26	160	155
Microsoft Corp.	3.300%	2/6/27	675	651
Microsoft Corp.	1.350%	9/15/30	150	124
Microsoft Corp.	3.500%	2/12/35	325	294
Microsoft Corp.	4.200%	11/3/35	350	334
Microsoft Corp.	3.450%	8/8/36	675	589
Microsoft Corp.	4.100%	2/6/37	250	234
Microsoft Corp.	3.700%	8/8/46	476	390
Microsoft Corp.	4.500%	6/15/47	200	185
Microsoft Corp.	2.525%	6/1/50	1,103	696
Microsoft Corp.	2.500%	9/15/50	300	189
Microsoft Corp.	2.921%	3/17/52	964	655
Microsoft Corp.	2.675%	6/1/60	644	392
Microsoft Corp.	3.041%	3/17/62	656	434
Motorola Solutions Inc.	4.600%	2/23/28	125	123
Motorola Solutions Inc.	5.500%	9/1/44	75	73

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NetApp Inc.	2.375%	6/22/27	100	92
NetApp Inc.	2.700%	6/22/30	200	174
Nokia OYJ	6.625%	5/15/39	90	90
NVIDIA Corp.	3.200%	9/16/26	200	193
NVIDIA Corp.	1.550%	6/15/28	250	223
NVIDIA Corp.	2.850%	4/1/30	300	272
NVIDIA Corp.	2.000%	6/15/31	250	210
NVIDIA Corp.	3.500%	4/1/40	200	165
NVIDIA Corp.	3.500%	4/1/50	405	310
NVIDIA Corp.	3.700%	4/1/60	113	85
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	100
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	432
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	181
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	168
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	343
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	146
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	71
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	66
Oracle Corp.	1.650%	3/25/26	725	680
Oracle Corp.	2.650%	7/15/26	561	532
Oracle Corp.	2.800%	4/1/27	500	470
Oracle Corp.	2.300%	3/25/28	500	452
Oracle Corp.	4.500%	5/6/28	35	34
Oracle Corp.	6.150%	11/9/29	225	235
Oracle Corp.	2.950%	4/1/30	550	489
Oracle Corp.	4.650%	5/6/30	100	98
Oracle Corp.	2.875%	3/25/31	900	777
Oracle Corp.	4.300%	7/8/34	325	296
Oracle Corp.	3.900%	5/15/35	150	130
Oracle Corp.	3.850%	7/15/36	250	211
Oracle Corp.	3.800%	11/15/37	525	432
Oracle Corp.	6.125%	7/8/39	250	259
Oracle Corp.	3.600%	4/1/40	605	465
Oracle Corp.	5.375%	7/15/40	950	902
Oracle Corp.	3.650%	3/25/41	300	229
Oracle Corp.	4.500%	7/8/44	250	208
Oracle Corp.	4.125%	5/15/45	425	333
Oracle Corp.	4.000%	7/15/46	710	541
Oracle Corp.	4.000%	11/15/47	600	454
Oracle Corp.	3.600%	4/1/50	920	642
Oracle Corp.	3.950%	3/25/51	600	444
Oracle Corp.	6.900%	11/9/52	355	397
Oracle Corp.	5.550%	2/6/53	200	189
Oracle Corp.	4.375%	5/15/55	150	117
Oracle Corp.	3.850%	4/1/60	200	138
Oracle Corp.	4.100%	3/25/61	300	215
Qorvo Inc.	4.375%	10/15/29	200	189
QUALCOMM Inc.	3.250%	5/20/27	400	382
QUALCOMM Inc.	1.300%	5/20/28	378	331
QUALCOMM Inc.	1.650%	5/20/32	414	326
QUALCOMM Inc.	5.400%	5/20/33	200	207
QUALCOMM Inc.	4.650%	5/20/35	200	195
QUALCOMM Inc.	4.800%	5/20/45	275	254
QUALCOMM Inc.	4.300%	5/20/47	250	213
QUALCOMM Inc.	3.250%	5/20/50	200	141
QUALCOMM Inc.	4.500%	5/20/52	200	173
QUALCOMM Inc.	6.000%	5/20/53	200	215
Roper Technologies Inc.	1.000%	9/15/25	500	474
Roper Technologies Inc.	3.850%	12/15/25	100	98
Roper Technologies Inc.	3.800%	12/15/26	145	140
Roper Technologies Inc.	1.400%	9/15/27	500	445
Roper Technologies Inc.	4.200%	9/15/28	175	169
Roper Technologies Inc.	2.950%	9/15/29	125	112
Roper Technologies Inc.	2.000%	6/30/30	125	104
S&P Global Inc.	2.450%	3/1/27	250	234
Salesforce Inc.	3.700%	4/11/28	325	313
Salesforce Inc.	1.500%	7/15/28	200	176
Salesforce Inc.	1.950%	7/15/31	300	246
Salesforce Inc.	2.700%	7/15/41	250	175

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salesforce Inc.	2.900%	7/15/51	400	258
Salesforce Inc.	3.050%	7/15/61	250	154
ServiceNow Inc.	1.400%	9/1/30	400	325
Skyworks Solutions Inc.	1.800%	6/1/26	200	186
Teledyne FLIR LLC	2.500%	8/1/30	100	85
Teledyne Technologies Inc.	2.750%	4/1/31	300	257
Texas Instruments Inc.	1.125%	9/15/26	200	184
Texas Instruments Inc.	2.900%	11/3/27	94	88
Texas Instruments Inc.	2.250%	9/4/29	100	88
Texas Instruments Inc.	1.750%	5/4/30	210	177
Texas Instruments Inc.	1.900%	9/15/31	150	124
Texas Instruments Inc.	4.900%	3/14/33	200	200
Texas Instruments Inc.	4.850%	2/8/34	100	99
Texas Instruments Inc.	3.875%	3/15/39	142	124
Texas Instruments Inc.	4.150%	5/15/48	300	249
Texas Instruments Inc.	5.000%	3/14/53	200	187
Texas Instruments Inc.	5.150%	2/8/54	154	147
Texas Instruments Inc.	5.050%	5/18/63	262	243
TSMC Arizona Corp.	1.750%	10/25/26	400	370
TSMC Arizona Corp.	2.500%	10/25/31	200	169
TSMC Arizona Corp.	4.250%	4/22/32	200	193
TSMC Arizona Corp.	3.125%	10/25/41	200	155
TSMC Arizona Corp.	3.250%	10/25/51	200	147
TSMC Arizona Corp.	4.500%	4/22/52	200	185
Verisk Analytics Inc.	4.125%	3/15/29	400	385
VMware LLC	4.650%	5/15/27	100	98
VMware LLC	3.900%	8/21/27	300	288
VMware LLC	1.800%	8/15/28	200	175
VMware LLC	4.700%	5/15/30	150	145
VMware LLC	2.200%	8/15/31	300	244
Western Digital Corp.	2.850%	2/1/29	200	173
Workday Inc.	3.500%	4/1/27	200	191
Workday Inc.	3.700%	4/1/29	200	188
Workday Inc.	3.800%	4/1/32	200	180
Xilinx Inc.	2.375%	6/1/30	200	173
				84,721
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/28	100	95
AEP Texas Inc.	5.450%	5/15/29	200	201
AEP Texas Inc.	2.100%	7/1/30	200	166
AEP Texas Inc.	5.700%	5/15/34	200	199
AEP Texas Inc.	3.800%	10/1/47	50	36
AEP Texas Inc.	3.450%	1/15/50	50	33
AEP Texas Inc.	5.250%	5/15/52	89	79
AEP Transmission Co. LLC	5.150%	4/1/34	50	49
AEP Transmission Co. LLC	4.000%	12/1/46	75	59
AEP Transmission Co. LLC	3.750%	12/1/47	100	74
AEP Transmission Co. LLC	3.800%	6/15/49	70	52
AEP Transmission Co. LLC	3.150%	9/15/49	70	46
AEP Transmission Co. LLC	3.650%	4/1/50	150	108
AEP Transmission Co. LLC	4.500%	6/15/52	400	332
AES Corp.	1.375%	1/15/26	300	281
AES Corp.	5.450%	6/1/28	200	200
AES Corp.	2.450%	1/15/31	300	247
Alabama Power Co.	1.450%	9/15/30	500	407
Alabama Power Co.	3.940%	9/1/32	331	304
Alabama Power Co.	6.125%	5/15/38	50	53
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	115
Alabama Power Co.	4.300%	1/2/46	200	166
Alabama Power Co.	3.700%	12/1/47	50	37
Alabama Power Co.	4.300%	7/15/48	100	82
Alabama Power Co.	3.450%	10/1/49	58	41
Alabama Power Co.	3.125%	7/15/51	107	71
Alabama Power Co.	3.000%	3/15/52	200	130
Algonquin Power & Utilities Corp.	5.365%	6/15/26	100	100
Ameren Corp.	3.650%	2/15/26	80	78
Ameren Corp.	5.700%	12/1/26	200	202

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ameren Corp.	1.950%	3/15/27	200	184
Ameren Corp.	3.500%	1/15/31	100	90
Ameren Illinois Co.	3.800%	5/15/28	75	72
Ameren Illinois Co.	4.950%	6/1/33	125	122
Ameren Illinois Co.	3.700%	12/1/47	150	112
Ameren Illinois Co.	3.250%	3/15/50	60	41
Ameren Illinois Co.	5.550%	7/1/54	200	196
American Electric Power Co. Inc.	3.200%	11/13/27	75	70
American Electric Power Co. Inc.	4.300%	12/1/28	150	144
American Electric Power Co. Inc.	5.200%	1/15/29	200	199
American Electric Power Co. Inc.	5.625%	3/1/33	200	200
American Electric Power Co. Inc.	3.250%	3/1/50	71	47
American Electric Power Co. Inc.	6.950%	12/15/54	175	174
American Electric Power Co. Inc.	7.050%	12/15/54	150	149
American Electric Power Co. Inc.	3.875%	2/15/62	150	137
American Water Capital Corp.	2.950%	9/1/27	325	304
American Water Capital Corp.	3.450%	6/1/29	125	116
American Water Capital Corp.	2.800%	5/1/30	100	88
American Water Capital Corp.	4.450%	6/1/32	250	238
American Water Capital Corp.	5.150%	3/1/34	150	149
American Water Capital Corp.	6.593%	10/15/37	150	167
American Water Capital Corp.	4.300%	9/1/45	100	84
American Water Capital Corp.	3.750%	9/1/47	100	76
American Water Capital Corp.	4.200%	9/1/48	100	81
American Water Capital Corp.	4.150%	6/1/49	125	100
American Water Capital Corp.	3.450%	5/1/50	100	71
American Water Capital Corp.	3.250%	6/1/51	98	66
American Water Capital Corp.	5.450%	3/1/54	150	145
Appalachian Power Co.	3.300%	6/1/27	500	473
Appalachian Power Co.	5.650%	4/1/34	100	99
Appalachian Power Co.	4.500%	3/1/49	71	56
Appalachian Power Co.	3.700%	5/1/50	100	69
Arizona Public Service Co.	2.950%	9/15/27	50	47
Arizona Public Service Co.	5.700%	8/15/34	50	50
Arizona Public Service Co.	4.500%	4/1/42	225	189
Arizona Public Service Co.	4.350%	11/15/45	125	102
Arizona Public Service Co.	4.250%	3/1/49	100	78
Arizona Public Service Co.	3.500%	12/1/49	60	41
Atmos Energy Corp.	3.000%	6/15/27	100	95
Atmos Energy Corp.	2.625%	9/15/29	50	45
Atmos Energy Corp.	5.900%	11/15/33	300	313
Atmos Energy Corp.	5.500%	6/15/41	200	199
Atmos Energy Corp.	4.150%	1/15/43	100	84
Atmos Energy Corp.	4.125%	10/15/44	50	41
Atmos Energy Corp.	3.375%	9/15/49	400	277
Atmos Energy Corp.	2.850%	2/15/52	200	124
Avangrid Inc.	3.800%	6/1/29	195	181
Avista Corp.	4.350%	6/1/48	75	62
Avista Corp.	4.000%	4/1/52	72	54
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	315
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	83
Baltimore Gas and Electric Co.	5.300%	6/1/34	100	99
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	72
Baltimore Gas and Electric Co.	3.750%	8/15/47	200	149
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	40
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	53
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	63
Baltimore Gas and Electric Co.	5.400%	6/1/53	100	96
Baltimore Gas and Electric Co.	5.650%	6/1/54	100	99
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	117
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	651
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	105
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	233
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	141
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	131
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	37
Berkshire Hathaway Energy Co.	4.450%	1/15/49	100	82
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	157
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	166
Black Hills Corp.	3.950%	1/15/26	75	73

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Black Hills Corp.	3.150%	1/15/27	75	71
Black Hills Corp.	3.050%	10/15/29	70	62
Black Hills Corp.	4.350%	5/1/33	75	67
Black Hills Corp.	6.000%	1/15/35	200	201
Black Hills Corp.	4.200%	9/15/46	50	39
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	283
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	56
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	103
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	50
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	109
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	59
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	122
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	64
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	139
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	50
CenterPoint Energy Inc.	1.450%	6/1/26	200	186
CenterPoint Energy Inc.	4.250%	11/1/28	21	20
CenterPoint Energy Inc.	5.400%	6/1/29	200	201
CenterPoint Energy Inc.	2.950%	3/1/30	80	71
CenterPoint Energy Inc.	2.650%	6/1/31	200	168
CenterPoint Energy Inc.	3.700%	9/1/49	50	36
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	96
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	82
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	147
CenterPoint Energy Resources Corp.	5.400%	7/1/34	50	49
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	255
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	39
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	96
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	103
Cleveland Electric Illuminating Co.	5.950%	12/15/36	175	177
CMS Energy Corp.	3.000%	5/15/26	75	72
CMS Energy Corp.	3.450%	8/15/27	50	48
CMS Energy Corp.	4.875%	3/1/44	75	68
CMS Energy Corp.	4.750%	6/1/50	100	91
Commonwealth Edison Co.	2.550%	6/15/26	223	212
Commonwealth Edison Co.	2.950%	8/15/27	75	70
Commonwealth Edison Co.	2.200%	3/1/30	50	43
Commonwealth Edison Co.	5.300%	6/1/34	50	50
Commonwealth Edison Co.	5.900%	3/15/36	150	155
Commonwealth Edison Co.	6.450%	1/15/38	175	189
Commonwealth Edison Co.	4.600%	8/15/43	75	65
Commonwealth Edison Co.	4.700%	1/15/44	175	155
Commonwealth Edison Co.	3.700%	3/1/45	75	57
Commonwealth Edison Co.	3.650%	6/15/46	175	130
Commonwealth Edison Co.	4.000%	3/1/48	150	117
Commonwealth Edison Co.	4.000%	3/1/49	125	97
Commonwealth Edison Co.	3.000%	3/1/50	200	128
Commonwealth Edison Co.	3.850%	3/15/52	200	148
Commonwealth Edison Co.	5.650%	6/1/54	100	99
Connecticut Light and Power Co.	0.750%	12/1/25	500	469
Connecticut Light and Power Co.	3.200%	3/15/27	50	48
Connecticut Light and Power Co.	4.300%	4/15/44	150	126
Connecticut Light and Power Co.	4.000%	4/1/48	160	128
Connecticut Light and Power Co.	5.250%	1/15/53	200	191
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	507
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	76
Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	200	203
Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	100	100
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	198
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	282
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	80
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	100
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	170
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	316
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	111
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	58
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	300	237
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	195
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	212
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	100	100
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	56
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	98
Constellation Energy Generation LLC	5.600%	3/1/28	46	47
Constellation Energy Generation LLC	5.800%	3/1/33	34	35
Constellation Energy Generation LLC	6.125%	1/15/34	200	208
Constellation Energy Generation LLC	6.250%	10/1/39	210	217
Constellation Energy Generation LLC	5.750%	10/1/41	75	74
Constellation Energy Generation LLC	5.600%	6/15/42	155	150
Constellation Energy Generation LLC	6.500%	10/1/53	200	213
Constellation Energy Generation LLC	5.750%	3/15/54	100	97
Consumers Energy Co.	3.800%	11/15/28	75	72
Consumers Energy Co.	3.600%	8/15/32	19	17
Consumers Energy Co.	4.625%	5/15/33	75	72
Consumers Energy Co.	3.950%	5/15/43	75	61
Consumers Energy Co.	3.250%	8/15/46	50	36
Consumers Energy Co.	3.950%	7/15/47	50	40
Consumers Energy Co.	4.050%	5/15/48	125	102
Consumers Energy Co.	4.350%	4/15/49	80	67
Consumers Energy Co.	3.100%	8/15/50	80	55
Consumers Energy Co.	3.500%	8/1/51	400	293
Consumers Energy Co.	4.200%	9/1/52	84	68
Consumers Energy Co.	2.500%	5/1/60	59	33
Delmarva Power & Light Co.	4.150%	5/15/45	100	80
Dominion Energy Inc.	3.900%	10/1/25	125	122
Dominion Energy Inc.	1.450%	4/15/26	200	186
Dominion Energy Inc.	2.850%	8/15/26	379	360
Dominion Energy Inc.	4.250%	6/1/28	125	121
Dominion Energy Inc.	3.375%	4/1/30	125	113
Dominion Energy Inc.	2.250%	8/15/31	250	203
Dominion Energy Inc.	4.350%	8/15/32	56	52
Dominion Energy Inc.	5.375%	11/15/32	200	198
Dominion Energy Inc.	6.300%	3/15/33	75	78
Dominion Energy Inc.	5.950%	6/15/35	225	228
Dominion Energy Inc.	4.900%	8/1/41	280	246
Dominion Energy Inc.	4.050%	9/15/42	300	235
Dominion Energy Inc.	7.000%	6/1/54	100	104
Dominion Energy Inc.	6.875%	2/1/55	100	102
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	82
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	54
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	130
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	73
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	65
DTE Electric Co.	4.850%	12/1/26	100	100
DTE Electric Co.	2.250%	3/1/30	450	388
DTE Electric Co.	2.625%	3/1/31	100	86
DTE Electric Co.	3.000%	3/1/32	250	216
DTE Electric Co.	5.200%	3/1/34	100	100
DTE Electric Co.	4.000%	4/1/43	225	185
DTE Electric Co.	3.700%	6/1/46	50	38
DTE Electric Co.	3.750%	8/15/47	100	76
DTE Electric Co.	3.950%	3/1/49	78	61
DTE Electric Co.	2.950%	3/1/50	150	97
DTE Electric Co.	3.650%	3/1/52	250	183
DTE Energy Co.	2.850%	10/1/26	300	284
DTE Energy Co.	4.875%	6/1/28	200	197
DTE Energy Co.	5.100%	3/1/29	200	198
DTE Energy Co.	3.400%	6/15/29	94	86
DTE Energy Co.	2.950%	3/1/30	60	53
DTE Energy Co.	5.850%	6/1/34	200	203
Duke Energy Carolinas LLC	2.950%	12/1/26	100	95
Duke Energy Carolinas LLC	3.950%	11/15/28	125	120
Duke Energy Carolinas LLC	6.000%	12/1/28	125	129
Duke Energy Carolinas LLC	2.450%	8/15/29	200	176
Duke Energy Carolinas LLC	2.450%	2/1/30	100	87
Duke Energy Carolinas LLC	2.550%	4/15/31	200	170
Duke Energy Carolinas LLC	4.950%	1/15/33	175	172
Duke Energy Carolinas LLC	4.850%	1/15/34	200	194
Duke Energy Carolinas LLC	6.100%	6/1/37	100	103
Duke Energy Carolinas LLC	6.000%	1/15/38	25	26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	145
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	141
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	77
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	73
	Duke Energy Carolinas LLC	3.200%	8/15/49	350	235
	Duke Energy Carolinas LLC	3.550%	3/15/52	200	141
	Duke Energy Carolinas LLC	5.350%	1/15/53	160	152
	Duke Energy Carolinas LLC	5.400%	1/15/54	100	96
	Duke Energy Corp.	2.650%	9/1/26	80	76
	Duke Energy Corp.	3.150%	8/15/27	140	132
	Duke Energy Corp.	4.300%	3/15/28	200	194
	Duke Energy Corp.	2.450%	6/1/30	100	86
	Duke Energy Corp.	2.550%	6/15/31	200	167
	Duke Energy Corp.	5.750%	9/15/33	100	102
	Duke Energy Corp.	5.450%	6/15/34	200	198
	Duke Energy Corp.	4.800%	12/15/45	125	107
	Duke Energy Corp.	3.750%	9/1/46	280	204
	Duke Energy Corp.	4.200%	6/15/49	115	88
	Duke Energy Corp.	3.500%	6/15/51	140	94
	Duke Energy Corp.	5.000%	8/15/52	250	217
	Duke Energy Corp.	6.100%	9/15/53	150	152
	Duke Energy Corp.	5.800%	6/15/54	275	267
	Duke Energy Corp.	3.250%	1/15/82	200	180
	Duke Energy Florida LLC	3.800%	7/15/28	100	96
	Duke Energy Florida LLC	2.500%	12/1/29	425	375
	Duke Energy Florida LLC	1.750%	6/15/30	100	83
	Duke Energy Florida LLC	2.400%	12/15/31	200	166
	Duke Energy Florida LLC	5.875%	11/15/33	100	104
	Duke Energy Florida LLC	6.350%	9/15/37	225	239
	Duke Energy Florida LLC	6.400%	6/15/38	200	214
	Duke Energy Florida LLC	3.850%	11/15/42	100	79
	Duke Energy Florida LLC	3.400%	10/1/46	100	70
	Duke Energy Florida LLC	4.200%	7/15/48	100	80
	Duke Energy Florida LLC	6.200%	11/15/53	150	159
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	79	74
	Duke Energy Indiana LLC	5.250%	3/1/34	100	100
	Duke Energy Indiana LLC	6.350%	8/15/38	590	629
	Duke Energy Indiana LLC	3.750%	5/15/46	175	133
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	84
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	18
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	96
	Duke Energy Progress LLC	3.700%	9/1/28	175	167
	Duke Energy Progress LLC	2.000%	8/15/31	200	163
	Duke Energy Progress LLC	5.250%	3/15/33	200	199
	Duke Energy Progress LLC	5.100%	3/15/34	100	99
	Duke Energy Progress LLC	4.375%	3/30/44	300	249
	Duke Energy Progress LLC	4.150%	12/1/44	100	80
	Duke Energy Progress LLC	3.700%	10/15/46	50	37
	Duke Energy Progress LLC	3.600%	9/15/47	50	36
	Duke Energy Progress LLC	2.900%	8/15/51	434	269
	Duke Energy Progress LLC	5.350%	3/15/53	200	188
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	70	64
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	81
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	74
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	250	251
	El Paso Electric Co.	5.000%	12/1/44	75	63
	Emera US Finance LP	3.550%	6/15/26	150	144
	Emera US Finance LP	4.750%	6/15/46	245	202
	Enel Chile SA	4.875%	6/12/28	125	121
	Entergy Arkansas LLC	3.500%	4/1/26	50	49
	Entergy Arkansas LLC	5.450%	6/1/34	50	50
	Entergy Arkansas LLC	2.650%	6/15/51	500	290
	Entergy Arkansas LLC	5.750%	6/1/54	50	50
	Entergy Corp.	2.950%	9/1/26	200	190
	Entergy Corp.	2.800%	6/15/30	100	87
	Entergy Corp.	3.750%	6/15/50	300	212
	Entergy Corp.	7.125%	12/1/54	100	99
	Entergy Louisiana LLC	2.400%	10/1/26	75	71

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	3.120%	9/1/27	100	94
	Entergy Louisiana LLC	3.050%	6/1/31	100	87
	Entergy Louisiana LLC	4.000%	3/15/33	150	135
	Entergy Louisiana LLC	5.350%	3/15/34	100	99
	Entergy Louisiana LLC	4.950%	1/15/45	150	132
	Entergy Louisiana LLC	4.200%	9/1/48	167	132
	Entergy Louisiana LLC	4.200%	4/1/50	100	79
	Entergy Louisiana LLC	2.900%	3/15/51	121	73
	Entergy Louisiana LLC	5.700%	3/15/54	250	246
	Entergy Mississippi LLC	2.850%	6/1/28	125	115
	Entergy Mississippi LLC	5.850%	6/1/54	200	199
	Entergy Texas Inc.	1.750%	3/15/31	500	403
	Essential Utilities Inc.	3.566%	5/1/29	75	70
	Essential Utilities Inc.	2.704%	4/15/30	100	87
	Essential Utilities Inc.	4.276%	5/1/49	85	67
	Essential Utilities Inc.	3.351%	4/15/50	200	134
	Evergy Inc.	2.900%	9/15/29	150	134
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	143
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	95
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	165
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	81
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	20
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	67
	Evergy Metro Inc.	2.250%	6/1/30	100	85
	Evergy Metro Inc.	5.400%	4/1/34	250	248
	Evergy Metro Inc.	5.300%	10/1/41	100	94
	Evergy Metro Inc.	4.200%	6/15/47	100	80
[6]	Evergy Missouri West Inc.	5.650%	6/1/34	50	50
	Eversource Energy	3.300%	1/15/28	100	93
	Eversource Energy	4.250%	4/1/29	200	190
	Eversource Energy	5.850%	4/15/31	400	405
	Eversource Energy	3.375%	3/1/32	119	102
	Eversource Energy	5.950%	7/15/34	300	303
	Eversource Energy	3.450%	1/15/50	200	137
	Exelon Corp.	3.400%	4/15/26	200	194
	Exelon Corp.	2.750%	3/15/27	250	234
	Exelon Corp.	5.150%	3/15/28	200	199
	Exelon Corp.	5.150%	3/15/29	100	100
	Exelon Corp.	4.050%	4/15/30	250	235
	Exelon Corp.	5.450%	3/15/34	100	99
	Exelon Corp.	4.950%	6/15/35	225	209
	Exelon Corp.	5.625%	6/15/35	20	20
	Exelon Corp.	5.100%	6/15/45	145	132
	Exelon Corp.	4.450%	4/15/46	175	144
	Exelon Corp.	4.100%	3/15/52	100	77
	Exelon Corp.	5.600%	3/15/53	300	289
	FirstEnergy Corp.	4.150%	7/15/27	100	96
	FirstEnergy Corp.	2.250%	9/1/30	150	126
	FirstEnergy Corp.	5.100%	7/15/47	150	128
	FirstEnergy Corp.	3.400%	3/1/50	250	166
	Florida Power & Light Co.	4.450%	5/15/26	200	198
	Florida Power & Light Co.	3.300%	5/30/27	50	48
	Florida Power & Light Co.	4.400%	5/15/28	200	196
	Florida Power & Light Co.	5.150%	6/15/29	150	151
	Florida Power & Light Co.	4.625%	5/15/30	200	196
	Florida Power & Light Co.	2.450%	2/3/32	200	167
	Florida Power & Light Co.	5.100%	4/1/33	200	199
	Florida Power & Light Co.	4.800%	5/15/33	200	194
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.300%	6/15/34	100	101
	Florida Power & Light Co.	5.960%	4/1/39	325	339
	Florida Power & Light Co.	4.125%	2/1/42	170	143
	Florida Power & Light Co.	4.050%	6/1/42	125	104
	Florida Power & Light Co.	3.700%	12/1/47	150	113
	Florida Power & Light Co.	3.950%	3/1/48	275	217
	Florida Power & Light Co.	3.150%	10/1/49	205	139
	Florida Power & Light Co.	2.875%	12/4/51	500	318
	Florida Power & Light Co.	5.600%	6/15/54	100	101
	Fortis Inc.	3.055%	10/4/26	295	280
	Georgia Power Co.	3.250%	4/1/26	100	97

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	5.004%	2/23/27	75	75
	Georgia Power Co.	4.650%	5/16/28	200	197
	Georgia Power Co.	4.950%	5/17/33	200	195
	Georgia Power Co.	5.250%	3/15/34	250	249
	Georgia Power Co.	4.750%	9/1/40	175	158
	Georgia Power Co.	4.300%	3/15/43	100	83
	Georgia Power Co.	5.125%	5/15/52	250	233
	Iberdrola International BV	6.750%	7/15/36	75	84
	Idaho Power Co.	5.800%	4/1/54	200	198
	Indiana Michigan Power Co.	3.850%	5/15/28	250	238
	Indiana Michigan Power Co.	3.750%	7/1/47	150	111
	Indiana Michigan Power Co.	4.250%	8/15/48	100	80
	Indiana Michigan Power Co.	5.625%	4/1/53	100	97
	Interstate Power and Light Co.	4.100%	9/26/28	125	120
	Interstate Power and Light Co.	3.600%	4/1/29	60	56
	Interstate Power and Light Co.	2.300%	6/1/30	100	85
	Interstate Power and Light Co.	6.250%	7/15/39	50	52
	Interstate Power and Light Co.	3.700%	9/15/46	75	55
[6]	IPALCO Enterprises Inc.	5.750%	4/1/34	100	99
	ITC Holdings Corp.	3.350%	11/15/27	100	94
	ITC Holdings Corp.	5.300%	7/1/43	200	183
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	60	56
	Kentucky Utilities Co.	5.125%	11/1/40	125	117
	Kentucky Utilities Co.	4.375%	10/1/45	100	83
	Kentucky Utilities Co.	3.300%	6/1/50	200	135
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	73
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	135
	MidAmerican Energy Co.	3.100%	5/1/27	150	143
	MidAmerican Energy Co.	3.650%	4/15/29	200	189
	MidAmerican Energy Co.	6.750%	12/30/31	125	139
	MidAmerican Energy Co.	5.350%	1/15/34	75	76
	MidAmerican Energy Co.	5.750%	11/1/35	125	128
	MidAmerican Energy Co.	4.800%	9/15/43	100	90
	MidAmerican Energy Co.	3.950%	8/1/47	100	78
	MidAmerican Energy Co.	3.650%	8/1/48	125	94
	MidAmerican Energy Co.	4.250%	7/15/49	200	164
	MidAmerican Energy Co.	5.850%	9/15/54	300	307
	MidAmerican Energy Co.	5.300%	2/1/55	125	119
	Mississippi Power Co.	4.250%	3/15/42	100	82
	National Fuel Gas Co.	5.500%	1/15/26	50	50
	National Fuel Gas Co.	4.750%	9/1/28	50	49
	National Fuel Gas Co.	2.950%	3/1/31	100	84
	National Grid plc	5.809%	6/12/33	200	201
	National Grid plc	5.418%	1/11/34	150	147
	National Grid USA	5.803%	4/1/35	50	50
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	92
	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	100	100
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	142
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	95
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	75
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	300	283
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	100	100
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	86
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	74
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	78
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	187
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	49
	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	73
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	150	125
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	82
	Nevada Power Co.	3.700%	5/1/29	200	189
	Nevada Power Co.	2.400%	5/1/30	75	65
	Nevada Power Co.	6.750%	7/1/37	75	83
	Nevada Power Co.	3.125%	8/1/50	150	96
	Nevada Power Co.	6.000%	3/15/54	100	102
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	350	351
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	239
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	228
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	220
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	265

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	149
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	93
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	89
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	426
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	174
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	64	62
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	200	196
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	189
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	144
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	225	227
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	200
	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	115
	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	95
	NiSource Inc.	0.950%	8/15/25	223	212
	NiSource Inc.	3.490%	5/15/27	250	238
	NiSource Inc.	5.250%	3/30/28	200	200
	NiSource Inc.	5.200%	7/1/29	50	50
	NiSource Inc.	2.950%	9/1/29	200	180
	NiSource Inc.	3.600%	5/1/30	200	184
	NiSource Inc.	1.700%	2/15/31	300	239
	NiSource Inc.	5.350%	4/1/34	200	196
	NiSource Inc.	5.950%	6/15/41	77	77
	NiSource Inc.	4.800%	2/15/44	125	108
	NiSource Inc.	5.650%	2/1/45	100	97
	NiSource Inc.	4.375%	5/15/47	250	201
	NiSource Inc.	3.950%	3/30/48	200	150
	NiSource Inc.	5.000%	6/15/52	63	56
	NiSource Inc.	6.950%	11/30/54	50	50
	Northern States Power Co.	6.250%	6/1/36	75	80
	Northern States Power Co.	6.200%	7/1/37	50	53
	Northern States Power Co.	5.350%	11/1/39	175	171
	Northern States Power Co.	3.400%	8/15/42	105	79
	Northern States Power Co.	4.000%	8/15/45	50	40
	Northern States Power Co.	2.900%	3/1/50	250	159
	Northern States Power Co.	2.600%	6/1/51	100	60
	Northern States Power Co.	5.100%	5/15/53	200	185
	Northern States Power Co.	5.400%	3/15/54	200	193
	Northern States Power Co.	5.650%	6/15/54	200	200
	NorthWestern Corp.	4.176%	11/15/44	115	94
	NSTAR Electric Co.	3.200%	5/15/27	125	119
	NSTAR Electric Co.	3.250%	5/15/29	50	46
	NSTAR Electric Co.	5.400%	6/1/34	100	100
	NSTAR Electric Co.	5.500%	3/15/40	75	74
	NSTAR Electric Co.	4.950%	9/15/52	74	66
	OGE Energy Corp.	5.450%	5/15/29	50	50
	Oglethorpe Power Corp.	5.950%	11/1/39	50	50
	Oglethorpe Power Corp.	5.375%	11/1/40	275	258
	Oglethorpe Power Corp.	3.750%	8/1/50	250	177
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	75	73
	Ohio Edison Co.	6.875%	7/15/36	100	111
	Ohio Power Co.	5.650%	6/1/34	50	50
	Ohio Power Co.	4.150%	4/1/48	100	77
	Ohio Power Co.	4.000%	6/1/49	190	143
	Ohio Power Co.	2.900%	10/1/51	125	76
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	72
	Oklahoma Gas and Electric Co.	3.300%	3/15/30	100	91
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	90
	Oklahoma Gas and Electric Co.	5.400%	1/15/33	80	80
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	40
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	57
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	48
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	177
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	57
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	205
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	149
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	120
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	67
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	36
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	78
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	38

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	152
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	149
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	60
[6]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	400	393
	ONE Gas Inc.	2.000%	5/15/30	100	85
	ONE Gas Inc.	4.658%	2/1/44	125	110
	ONE Gas Inc.	4.500%	11/1/48	75	63
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	195
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	289
	Pacific Gas and Electric Co.	3.300%	3/15/27	500	474
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	746
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	183
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	282
	Pacific Gas and Electric Co.	6.100%	1/15/29	100	102
	Pacific Gas and Electric Co.	5.550%	5/15/29	200	200
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	664
	Pacific Gas and Electric Co.	2.500%	2/1/31	1,000	825
	Pacific Gas and Electric Co.	4.400%	3/1/32	81	74
	Pacific Gas and Electric Co.	6.150%	1/15/33	200	203
	Pacific Gas and Electric Co.	6.400%	6/15/33	46	48
	Pacific Gas and Electric Co.	6.950%	3/15/34	150	162
	Pacific Gas and Electric Co.	5.800%	5/15/34	450	448
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	412
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	409
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	153
	Pacific Gas and Electric Co.	4.950%	7/1/50	575	475
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	327
	Pacific Gas and Electric Co.	6.750%	1/15/53	300	312
	Pacific Gas and Electric Co.	6.700%	4/1/53	200	208
	PacifiCorp	2.700%	9/15/30	50	43
	PacifiCorp	5.300%	2/15/31	48	48
	PacifiCorp	7.700%	11/15/31	250	285
	PacifiCorp	5.450%	2/15/34	200	197
	PacifiCorp	5.250%	6/15/35	56	54
	PacifiCorp	6.100%	8/1/36	100	103
	PacifiCorp	6.250%	10/15/37	125	129
	PacifiCorp	6.350%	7/15/38	75	78
	PacifiCorp	6.000%	1/15/39	116	118
	PacifiCorp	4.100%	2/1/42	56	44
	PacifiCorp	4.125%	1/15/49	50	38
	PacifiCorp	4.150%	2/15/50	150	115
	PacifiCorp	3.300%	3/15/51	100	65
	PacifiCorp	5.350%	12/1/53	200	182
	PacifiCorp	5.500%	5/15/54	200	186
	PacifiCorp	5.800%	1/15/55	350	339
	PECO Energy Co.	4.900%	6/15/33	400	392
	PECO Energy Co.	3.900%	3/1/48	75	58
	PECO Energy Co.	2.800%	6/15/50	200	124
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	78
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	71
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	281
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	91
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	114	109
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	42	40
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	93
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	72
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	74
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	219
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	194
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	90
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	72
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	102
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	75
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	43
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	131
	Potomac Electric Power Co.	5.200%	3/15/34	50	50
	Potomac Electric Power Co.	6.500%	11/15/37	250	274
	Potomac Electric Power Co.	4.150%	3/15/43	150	124
	Potomac Electric Power Co.	5.500%	3/15/54	50	49

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PPL Capital Funding Inc.	3.100%	5/15/26	100	96
PPL Electric Utilities Corp.	5.000%	5/15/33	200	197
PPL Electric Utilities Corp.	4.850%	2/15/34	147	143
PPL Electric Utilities Corp.	6.250%	5/15/39	100	107
PPL Electric Utilities Corp.	4.125%	6/15/44	50	41
PPL Electric Utilities Corp.	4.150%	10/1/45	155	128
PPL Electric Utilities Corp.	3.950%	6/1/47	75	59
Progress Energy Inc.	7.000%	10/30/31	119	129
Progress Energy Inc.	6.000%	12/1/39	125	126
Public Service Co. of Colorado	3.700%	6/15/28	75	71
Public Service Co. of Colorado	1.900%	1/15/31	100	81
Public Service Co. of Colorado	1.875%	6/15/31	200	160
Public Service Co. of Colorado	4.100%	6/1/32	50	46
Public Service Co. of Colorado	5.350%	5/15/34	100	99
Public Service Co. of Colorado	3.600%	9/15/42	175	131
Public Service Co. of Colorado	4.100%	6/15/48	75	57
Public Service Co. of Colorado	2.700%	1/15/51	100	59
Public Service Co. of Colorado	5.250%	4/1/53	200	183
Public Service Co. of Colorado	5.750%	5/15/54	200	198
Public Service Co. of New Hampshire	3.600%	7/1/49	75	55
Public Service Co. of New Hampshire	5.150%	1/15/53	54	50
Public Service Co. of Oklahoma	5.250%	1/15/33	85	83
Public Service Electric and Gas Co.	2.250%	9/15/26	250	235
Public Service Electric and Gas Co.	3.000%	5/15/27	75	71
Public Service Electric and Gas Co.	3.200%	5/15/29	70	65
Public Service Electric and Gas Co.	2.450%	1/15/30	50	44
Public Service Electric and Gas Co.	5.200%	3/1/34	100	100
Public Service Electric and Gas Co.	3.800%	3/1/46	250	195
Public Service Electric and Gas Co.	3.850%	5/1/49	200	155
Public Service Electric and Gas Co.	3.150%	1/1/50	200	136
Public Service Electric and Gas Co.	2.050%	8/1/50	500	270
Public Service Electric and Gas Co.	5.450%	3/1/54	150	148
Public Service Enterprise Group Inc.	5.875%	10/15/28	100	102
Public Service Enterprise Group Inc.	5.200%	4/1/29	200	199
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	405
Public Service Enterprise Group Inc.	5.450%	4/1/34	100	99
Puget Energy Inc.	4.100%	6/15/30	100	92
Puget Sound Energy Inc.	5.330%	6/15/34	100	100
Puget Sound Energy Inc.	6.274%	3/15/37	125	133
Puget Sound Energy Inc.	5.757%	10/1/39	125	126
Puget Sound Energy Inc.	4.300%	5/20/45	100	82
Puget Sound Energy Inc.	4.223%	6/15/48	125	99
Puget Sound Energy Inc.	3.250%	9/15/49	90	59
Puget Sound Energy Inc.	5.685%	6/15/54	50	50
San Diego Gas & Electric Co.	2.500%	5/15/26	250	238
San Diego Gas & Electric Co.	1.700%	10/1/30	500	411
San Diego Gas & Electric Co.	3.000%	3/15/32	100	86
San Diego Gas & Electric Co.	4.500%	8/15/40	100	89
San Diego Gas & Electric Co.	3.750%	6/1/47	75	56
San Diego Gas & Electric Co.	3.320%	4/15/50	100	68
San Diego Gas & Electric Co.	3.700%	3/15/52	100	72
San Diego Gas & Electric Co.	5.350%	4/1/53	200	189
San Diego Gas & Electric Co.	5.550%	4/15/54	250	245
SCE Recovery Funding LLC	4.697%	6/15/42	71	69
SCE Recovery Funding LLC	2.943%	11/15/44	50	40
SCE Recovery Funding LLC	3.240%	11/15/48	50	36
SCE Recovery Funding LLC	5.112%	12/14/49	50	47
Sempra	3.250%	6/15/27	150	142
Sempra	3.400%	2/1/28	200	188
Sempra	3.800%	2/1/38	200	163
Sempra	6.000%	10/15/39	150	152
Sempra	4.000%	2/1/48	175	133
Sempra	4.125%	4/1/52	200	184
Sempra	6.875%	10/1/54	250	249
Sierra Pacific Power Co.	2.600%	5/1/26	100	95
Southern California Edison Co.	3.700%	8/1/25	150	147
Southern California Edison Co.	5.350%	3/1/26	200	200
Southern California Edison Co.	3.650%	3/1/28	100	95
Southern California Edison Co.	5.300%	3/1/28	200	200
Southern California Edison Co.	4.200%	3/1/29	75	72

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Edison Co.	6.650%	4/1/29	75	78
Southern California Edison Co.	5.150%	6/1/29	200	200
Southern California Edison Co.	2.850%	8/1/29	275	247
Southern California Edison Co.	2.250%	6/1/30	300	254
Southern California Edison Co.	2.500%	6/1/31	200	168
Southern California Edison Co.	5.450%	6/1/31	200	201
Southern California Edison Co.	2.750%	2/1/32	130	110
Southern California Edison Co.	5.200%	6/1/34	200	195
Southern California Edison Co.	5.750%	4/1/35	75	76
Southern California Edison Co.	5.350%	7/15/35	200	197
Southern California Edison Co.	5.625%	2/1/36	125	125
Southern California Edison Co.	5.500%	3/15/40	100	96
Southern California Edison Co.	4.500%	9/1/40	275	237
Southern California Edison Co.	4.050%	3/15/42	208	166
Southern California Edison Co.	3.900%	3/15/43	100	78
Southern California Edison Co.	4.000%	4/1/47	335	256
Southern California Edison Co.	4.125%	3/1/48	350	272
Southern California Edison Co.	4.875%	3/1/49	100	87
Southern California Edison Co.	3.650%	6/1/51	200	141
Southern California Edison Co.	3.450%	2/1/52	200	136
Southern California Gas Co.	2.600%	6/15/26	405	385
Southern California Gas Co.	2.950%	4/15/27	200	188
Southern California Gas Co.	2.550%	2/1/30	150	131
Southern California Gas Co.	3.750%	9/15/42	75	58
Southern California Gas Co.	4.125%	6/1/48	75	58
Southern California Gas Co.	3.950%	2/15/50	70	53
Southern California Gas Co.	5.750%	6/1/53	100	99
Southern California Gas Co.	5.600%	4/1/54	50	49
Southern Co.	3.250%	7/1/26	350	337
Southern Co.	5.113%	8/1/27	200	199
Southern Co.	1.750%	3/15/28	300	266
Southern Co.	4.850%	6/15/28	200	198
Southern Co.	5.500%	3/15/29	150	152
Southern Co.	5.700%	10/15/32	90	92
Southern Co.	5.200%	6/15/33	200	197
Southern Co.	5.700%	3/15/34	50	51
Southern Co.	4.250%	7/1/36	200	177
Southern Co.	4.400%	7/1/46	360	301
Southern Co.	4.000%	1/15/51	300	291
Southern Co.	3.750%	9/15/51	200	188
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	72
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	72
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	89
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	75
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	41
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	75
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	81
Southern Power Co.	4.150%	12/1/25	100	98
Southern Power Co.	5.150%	9/15/41	100	92
Southern Power Co.	5.250%	7/15/43	50	46
Southern Power Co.	4.950%	12/15/46	75	65
Southwest Gas Corp.	3.700%	4/1/28	50	47
Southwest Gas Corp.	4.050%	3/15/32	200	181
Southwest Gas Corp.	3.800%	9/29/46	75	55
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	420
Southwestern Electric Power Co.	4.100%	9/15/28	100	95
Southwestern Electric Power Co.	6.200%	3/15/40	75	78
Southwestern Electric Power Co.	3.900%	4/1/45	100	74
Southwestern Electric Power Co.	3.850%	2/1/48	175	125
Southwestern Electric Power Co.	3.250%	11/1/51	200	126
Southwestern Public Service Co.	4.500%	8/15/41	100	84
Southwestern Public Service Co.	3.400%	8/15/46	75	51
Southwestern Public Service Co.	3.700%	8/15/47	75	53
Southwestern Public Service Co.	4.400%	11/15/48	75	59
Southwestern Public Service Co.	3.750%	6/15/49	75	54
Southwestern Public Service Co.	3.150%	5/1/50	100	63
Southwestern Public Service Co.	6.000%	6/1/54	200	200
Tampa Electric Co.	4.100%	6/15/42	50	41
Tampa Electric Co.	4.350%	5/15/44	50	41

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	4.300%	6/15/48	75	61
	Tampa Electric Co.	4.450%	6/15/49	125	104
	Tampa Electric Co.	3.625%	6/15/50	50	36
	Tampa Electric Co.	5.000%	7/15/52	100	90
	Toledo Edison Co.	6.150%	5/15/37	75	79
	Tucson Electric Power Co.	5.500%	4/15/53	66	63
	Union Electric Co.	2.950%	6/15/27	72	68
	Union Electric Co.	2.950%	3/15/30	350	313
	Union Electric Co.	2.150%	3/15/32	200	161
	Union Electric Co.	8.450%	3/15/39	150	191
	Union Electric Co.	3.650%	4/15/45	125	94
	Union Electric Co.	4.000%	4/1/48	175	136
	Union Electric Co.	3.250%	10/1/49	175	119
	Union Electric Co.	3.900%	4/1/52	100	76
	Union Electric Co.	5.250%	1/15/54	150	140
	Virginia Electric and Power Co.	2.950%	11/15/26	276	262
	Virginia Electric and Power Co.	3.500%	3/15/27	250	240
	Virginia Electric and Power Co.	3.800%	4/1/28	150	144
	Virginia Electric and Power Co.	2.875%	7/15/29	275	248
	Virginia Electric and Power Co.	2.300%	11/15/31	200	165
	Virginia Electric and Power Co.	2.400%	3/30/32	200	164
	Virginia Electric and Power Co.	5.000%	4/1/33	200	195
	Virginia Electric and Power Co.	6.000%	1/15/36	125	129
	Virginia Electric and Power Co.	6.000%	5/15/37	150	154
	Virginia Electric and Power Co.	6.350%	11/30/37	50	53
	Virginia Electric and Power Co.	4.000%	1/15/43	90	72
	Virginia Electric and Power Co.	4.450%	2/15/44	325	274
	Virginia Electric and Power Co.	4.200%	5/15/45	75	61
	Virginia Electric and Power Co.	4.000%	11/15/46	100	78
	Virginia Electric and Power Co.	3.800%	9/15/47	100	74
	Virginia Electric and Power Co.	4.600%	12/1/48	175	149
	Virginia Electric and Power Co.	3.300%	12/1/49	98	66
	Virginia Electric and Power Co.	2.450%	12/15/50	160	90
	Virginia Electric and Power Co.	2.950%	11/15/51	200	125
	Virginia Electric and Power Co.	4.625%	5/15/52	250	211
	Virginia Electric and Power Co.	5.450%	4/1/53	200	191
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	25	25
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	150
	Washington Gas Light Co.	3.796%	9/15/46	100	76
	Washington Gas Light Co.	3.650%	9/15/49	30	22
	WEC Energy Group Inc.	1.375%	10/15/27	500	443
	WEC Energy Group Inc.	4.750%	1/15/28	250	247
	WEC Energy Group Inc.	2.200%	12/15/28	200	176
	Wisconsin Electric Power Co.	5.000%	5/15/29	100	100
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	88
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	82
	Wisconsin Power and Light Co.	5.375%	3/30/34	50	50
	Wisconsin Power and Light Co.	6.375%	8/15/37	100	105
	Wisconsin Power and Light Co.	3.650%	4/1/50	50	36
	Wisconsin Public Service Corp.	3.300%	9/1/49	125	86
	Xcel Energy Inc.	3.350%	12/1/26	75	72
	Xcel Energy Inc.	1.750%	3/15/27	200	182
	Xcel Energy Inc.	4.000%	6/15/28	75	71
	Xcel Energy Inc.	2.600%	12/1/29	200	175
	Xcel Energy Inc.	3.400%	6/1/30	250	225
	Xcel Energy Inc.	4.600%	6/1/32	200	187
	Xcel Energy Inc.	5.500%	3/15/34	200	197
	Xcel Energy Inc.	3.500%	12/1/49	100	68
					108,553
Total Corporate Bonds (Cost $1,268,822)					1,143,783
Sovereign Bonds (3.5%)
	African Development Bank	0.875%	3/23/26	600	560
	African Development Bank	0.875%	7/22/26	400	370
	African Development Bank	4.625%	1/4/27	300	300
	African Development Bank	4.125%	2/25/27	600	592
	African Development Bank	4.375%	11/3/27	500	496
	African Development Bank	4.375%	3/14/28	375	372
	African Development Bank	5.750%	Perpetual	200	193

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asian Development Bank	0.375%	9/3/25	1,000	947
Asian Development Bank	4.250%	1/9/26	800	792
Asian Development Bank	0.500%	2/4/26	850	793
Asian Development Bank	2.000%	4/24/26	100	95
Asian Development Bank	4.875%	5/21/26	572	572
Asian Development Bank	2.625%	1/12/27	200	190
Asian Development Bank	4.125%	1/12/27	500	493
Asian Development Bank	1.500%	1/20/27	1,125	1,040
Asian Development Bank	2.375%	8/10/27	275	258
Asian Development Bank	6.220%	8/15/27	100	104
Asian Development Bank	3.125%	8/20/27	725	694
Asian Development Bank	2.500%	11/2/27	673	630
Asian Development Bank	3.750%	4/25/28	525	511
Asian Development Bank	1.250%	6/9/28	210	185
Asian Development Bank	5.820%	6/16/28	148	154
Asian Development Bank	4.500%	8/25/28	625	625
Asian Development Bank	3.125%	9/26/28	130	123
Asian Development Bank	4.375%	3/6/29	500	498
Asian Development Bank	1.750%	9/19/29	200	175
Asian Development Bank	1.875%	1/24/30	200	175
Asian Development Bank	0.750%	10/8/30	500	400
Asian Development Bank	1.500%	3/4/31	500	415
Asian Development Bank	3.125%	4/27/32	400	365
Asian Development Bank	3.875%	9/28/32	225	215
Asian Development Bank	4.000%	1/12/33	380	367
Asian Development Bank	3.875%	6/14/33	425	405
Asian Development Bank	4.125%	1/12/34	500	486
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	196
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	560
Asian Infrastructure Investment Bank	4.875%	9/14/26	300	301
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	442
Asian Infrastructure Investment Bank	4.125%	1/18/29	300	296
Asian Infrastructure Investment Bank	4.250%	3/13/34	150	146
Canada	0.750%	5/19/26	800	742
Canada	3.750%	4/26/28	525	511
Canada	4.625%	4/30/29	355	358
Corp. Andina de Fomento	5.250%	11/21/25	620	618
Corp. Andina de Fomento	4.750%	4/1/26	130	129
Corp. Andina de Fomento	2.250%	2/8/27	210	195
Corp. Andina de Fomento	6.000%	4/26/27	200	204
Council of Europe Development Bank	3.750%	5/25/26	250	245
Council of Europe Development Bank	0.875%	9/22/26	200	184
Council of Europe Development Bank	3.625%	1/26/28	280	271
Council of Europe Development Bank	4.125%	1/24/29	100	99
Council Of Europe Development Bank	4.625%	6/11/27	124	124
European Bank for Reconstruction & Development	0.500%	11/25/25	500	470
European Bank for Reconstruction & Development	0.500%	1/28/26	500	467
European Bank for Reconstruction & Development	4.375%	3/9/28	400	398
European Bank for Reconstruction & Development	4.125%	1/25/29	800	789
European Bank for Reconstruction & Development	4.250%	3/13/34	200	196
European Investment Bank	0.625%	7/25/25	1,600	1,527
European Investment Bank	2.750%	8/15/25	800	780
European Investment Bank	0.375%	12/15/25	2,000	1,873
European Investment Bank	0.375%	3/26/26	1,000	926
European Investment Bank	0.750%	10/26/26	450	411
European Investment Bank	1.375%	3/15/27	600	551
European Investment Bank	4.375%	3/19/27	725	720
European Investment Bank	2.375%	5/24/27	225	212
European Investment Bank	0.625%	10/21/27	500	440
European Investment Bank	3.250%	11/15/27	500	480
European Investment Bank	3.875%	3/15/28	1,100	1,076
European Investment Bank	4.500%	10/16/28	600	600
European Investment Bank	4.000%	2/15/29	500	490
European Investment Bank	4.750%	6/15/29	875	886
European Investment Bank	1.625%	10/9/29	125	109
European Investment Bank	0.875%	5/17/30	200	163
European Investment Bank	3.625%	7/15/30	800	766
European Investment Bank	0.750%	9/23/30	500	401
European Investment Bank	3.750%	2/14/33	425	404
European Investment Bank	4.125%	2/13/34	775	752

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	4.875%	2/15/36	325	333
[7]	Export Development Canada	3.375%	8/26/25	550	540
[7]	Export Development Canada	4.375%	6/29/26	550	545
[7]	Export Development Canada	3.000%	5/25/27	450	430
[7]	Export Development Canada	3.875%	2/14/28	400	391
[7]	Export Development Canada	4.125%	2/13/29	600	591
[7]	Export Development Canada	4.750%	6/5/34	175	179
	Export-Import Bank of Korea	2.625%	5/26/26	200	191
	Export-Import Bank of Korea	4.625%	1/11/27	200	198
	Export-Import Bank of Korea	1.625%	1/18/27	200	184
	Export-Import Bank of Korea	4.250%	9/15/27	200	196
	Export-Import Bank of Korea	1.250%	9/21/30	500	403
	Export-Import Bank of Korea	2.125%	1/18/32	200	164
	Export-Import Bank of Korea	5.125%	1/11/33	200	201
	Export-Import Bank of Korea	5.125%	9/18/33	200	201
	Export-Import Bank of Korea	2.500%	6/29/41	350	246
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,241
	Inter-American Development Bank	0.875%	4/20/26	500	466
	Inter-American Development Bank	4.500%	5/15/26	475	472
	Inter-American Development Bank	2.000%	6/2/26	750	711
	Inter-American Development Bank	2.000%	7/23/26	100	95
	Inter-American Development Bank	4.375%	2/1/27	400	397
	Inter-American Development Bank	2.375%	7/7/27	450	422
	Inter-American Development Bank	0.625%	9/16/27	800	706
	Inter-American Development Bank	4.000%	1/12/28	920	903
	Inter-American Development Bank	1.125%	7/20/28	300	263
	Inter-American Development Bank	3.125%	9/18/28	875	829
	Inter-American Development Bank	4.125%	2/15/29	500	493
	Inter-American Development Bank	1.125%	1/13/31	350	284
	Inter-American Development Bank	3.500%	4/12/33	400	371
	Inter-American Development Bank	4.500%	9/13/33	500	499
	Inter-American Development Bank	3.875%	10/28/41	200	176
	Inter-American Development Bank	3.200%	8/7/42	100	80
	Inter-American Investment Corp.	4.125%	2/15/28	250	245
	Inter-American Investment Corp.	4.750%	9/19/28	100	100
	Inter-American Investment Corp.	4.250%	2/14/29	175	173
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,427
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,119
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,885
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	458
	International Bank for Reconstruction & Development	4.750%	4/10/26	600	599
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	486
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	328
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	793
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	843
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	779
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,309
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	745
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	175
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	631
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	327
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	610
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	642
	International Bank for Reconstruction & Development	4.000%	1/10/31	400	390
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	531
	International Bank for Reconstruction & Development	4.500%	4/10/31	925	927
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,236
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	175
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	306
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	252
	International Finance Corp.	0.375%	7/16/25	400	381
	International Finance Corp.	2.125%	4/7/26	600	572
	International Finance Corp.	4.375%	1/15/27	175	174
	International Finance Corp.	4.500%	7/13/28	175	175
	International Finance Corp.	4.250%	7/2/29	700	695
[8]	Israel Government Aid Bond	5.500%	9/18/33	100	106
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	400	381
[9]	Japan Bank for International Cooperation	2.750%	1/21/26	442	426
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	470	464
[9]	Japan Bank for International Cooperation	2.375%	4/20/26	200	191

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	250	246
[9]	Japan Bank for International Cooperation	2.250%	11/4/26	200	188
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	200	189
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	800	749
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	125	125
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	300	284
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	350	333
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	420	376
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	500	405
[9]	Japan Bank for International Cooperation	4.375%	1/24/31	200	197
[9]	Japan Bank for International Cooperation	4.625%	4/17/34	200	200
[9]	Japan International Cooperation Agency	2.750%	4/27/27	300	283
[9]	Japan International Cooperation Agency	3.250%	5/25/27	200	191
[9]	Japan International Cooperation Agency	4.000%	5/23/28	150	146
[9]	Japan International Cooperation Agency	4.750%	5/21/29	98	98
[9]	Japan International Cooperation Agency	1.750%	4/28/31	200	165
[10]	KFW	0.375%	7/18/25	1,500	1,428
[10]	KFW	5.125%	9/29/25	425	425
[10]	KFW	0.625%	1/22/26	1,000	936
[10]	KFW	5.000%	3/16/26	1,600	1,603
[10]	KFW	3.625%	4/1/26	575	563
[10]	KFW	4.625%	8/7/26	700	698
[10]	KFW	1.000%	10/1/26	1,000	922
[10]	KFW	4.375%	3/1/27	625	621
[10]	KFW	3.000%	5/20/27	560	536
[10]	KFW	3.750%	2/15/28	800	779
[10]	KFW	2.875%	4/3/28	500	472
[10]	KFW	3.875%	6/15/28	750	732
[10]	KFW	4.000%	3/15/29	200	196
[10]	KFW	1.750%	9/14/29	175	153
[10]	KFW	4.750%	10/29/30	275	280
[10]	KFW	4.125%	7/15/33	700	681
[10]	KFW	4.375%	2/28/34	275	273
[10]	KFW	0.000%	4/18/36	400	233
[10]	KFW	0.000%	6/29/37	200	110
	Korea Development Bank	5.375%	10/23/26	200	202
	Korea Development Bank	4.625%	2/15/27	200	199
	Korea Development Bank	1.375%	4/25/27	200	181
	Korea Development Bank	4.375%	2/15/28	450	444
	Korea Development Bank	1.625%	1/19/31	400	325
	Korea Development Bank	4.375%	2/15/33	450	429
[10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	259
[10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	234
[10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	268
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	240	242
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	403
[10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	207
	Nordic Investment Bank	0.375%	9/11/25	600	568
	Nordic Investment Bank	5.000%	10/15/25	200	200
	Nordic Investment Bank	0.500%	1/21/26	200	187
	Nordic Investment Bank	4.375%	3/14/28	450	447
	Nordic Investment Bank	4.250%	2/28/29	225	223
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	472
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	138
[11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	466
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	141
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	336	337
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	388
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	247
[11]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	98
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	150	149
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	468	455
	Oriental Republic of Uruguay	5.750%	10/28/34	463	483
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	195	231
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	200	173
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	695	654
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	370	337
	Province of Alberta	3.300%	3/15/28	250	238
	Province of Alberta	4.500%	6/26/29	229	228
	Province of Alberta	1.300%	7/22/30	500	413

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Province of Alberta	4.500%	1/24/34	200	196
Province of British Columbia	2.250%	6/2/26	300	285
Province of British Columbia	0.900%	7/20/26	300	277
Province of British Columbia	4.800%	11/15/28	200	201
Province of British Columbia	4.900%	4/24/29	600	607
Province of British Columbia	4.200%	7/6/33	250	240
Province of British Columbia	4.750%	6/12/34	544	541
Province of Manitoba	2.125%	6/22/26	90	85
Province of Manitoba	1.500%	10/25/28	350	307
Province of Manitoba	4.300%	7/27/33	250	241
Province of Manitoba	4.900%	5/31/34	156	157
Province of New Brunswick	3.625%	2/24/28	105	101
Province of Ontario	2.500%	4/27/26	250	239
Province of Ontario	2.300%	6/15/26	900	856
Province of Ontario	3.100%	5/19/27	600	574
Province of Ontario	4.200%	1/18/29	350	344
Province of Ontario	2.000%	10/2/29	585	514
Province of Ontario	1.125%	10/7/30	500	405
Province of Ontario	1.600%	2/25/31	600	496
Province of Ontario	1.800%	10/14/31	200	165
Province of Ontario	5.050%	4/24/34	321	328
Province of Quebec	0.600%	7/23/25	500	476
Province of Quebec	2.500%	4/20/26	200	192
Province of Quebec	2.750%	4/12/27	850	807
Province of Quebec	3.625%	4/13/28	250	241
Province of Quebec	4.500%	4/3/29	440	438
Province of Quebec	7.500%	9/15/29	475	537
Province of Quebec	1.350%	5/28/30	400	333
Province of Quebec	1.900%	4/21/31	1,200	1,009
Province of Quebec	4.500%	9/8/33	275	270
Republic of Chile	3.125%	1/21/26	485	468
Republic of Chile	2.750%	1/31/27	250	235
Republic of Chile	3.240%	2/6/28	460	432
Republic of Chile	4.850%	1/22/29	200	197
Republic of Chile	2.450%	1/31/31	200	171
Republic of Chile	2.550%	1/27/32	200	168
Republic of Chile	2.550%	7/27/33	400	324
Republic of Chile	3.500%	1/31/34	600	521
Republic of Chile	4.950%	1/5/36	200	192
Republic of Chile	3.100%	5/7/41	300	219
Republic of Chile	4.340%	3/7/42	400	345
Republic of Chile	3.500%	1/25/50	275	198
Republic of Chile	4.000%	1/31/52	200	154
Republic of Chile	5.330%	1/5/54	200	188
Republic of Chile	3.100%	1/22/61	500	309
Republic of Chile	3.250%	9/21/71	200	123
Republic of Hungary	7.625%	3/29/41	240	273
Republic of Indonesia	4.100%	4/24/28	200	193
Republic of Indonesia	4.750%	2/11/29	425	419
Republic of Indonesia	4.400%	3/10/29	300	290
Republic of Indonesia	3.400%	9/18/29	200	184
Republic of Indonesia	2.850%	2/14/30	200	177
Republic of Indonesia	3.850%	10/15/30	200	186
Republic of Indonesia	4.350%	1/11/48	725	618
Republic of Indonesia	3.700%	10/30/49	200	152
Republic of Indonesia	4.200%	10/15/50	430	354
Republic of Indonesia	3.050%	3/12/51	400	270
Republic of Indonesia	4.300%	3/31/52	200	167
Republic of Indonesia	5.450%	9/20/52	200	198
Republic of Indonesia	5.650%	1/11/53	200	202
Republic of Indonesia	5.100%	2/10/54	200	188
Republic of Indonesia	3.200%	9/23/61	200	128
Republic of Indonesia	4.450%	4/15/70	200	164
Republic of Italy	1.250%	2/17/26	500	468
Republic of Italy	2.875%	10/17/29	400	356
Republic of Italy	5.375%	6/15/33	475	469
Republic of Italy	4.000%	10/17/49	500	366
Republic of Italy	3.875%	5/6/51	400	279
Republic of Korea	5.625%	11/3/25	100	101
Republic of Korea	2.750%	1/19/27	1,000	951

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Korea	2.500%	6/19/29	200	182
	Republic of Korea	4.500%	7/3/29	200	199
	Republic of Korea	1.750%	10/15/31	200	165
	Republic of Korea	3.875%	9/20/48	125	105
	Republic of Panama	7.125%	1/29/26	168	171
	Republic of Panama	8.875%	9/30/27	238	257
	Republic of Panama	3.875%	3/17/28	460	425
	Republic of Panama	9.375%	4/1/29	200	224
	Republic of Panama	3.160%	1/23/30	200	169
	Republic of Panama	7.500%	3/1/31	200	209
	Republic of Panama	2.252%	9/29/32	500	359
	Republic of Panama	6.400%	2/14/35	400	379
[3]	Republic of Panama	6.700%	1/26/36	292	284
	Republic of Panama	6.875%	1/31/36	200	195
	Republic of Panama	8.000%	3/1/38	200	211
[3]	Republic of Panama	4.500%	5/15/47	100	69
[3]	Republic of Panama	4.500%	4/16/50	560	376
[3]	Republic of Panama	4.300%	4/29/53	400	256
	Republic of Panama	4.500%	4/1/56	500	323
	Republic of Panama	7.875%	3/1/57	100	104
[3]	Republic of Panama	3.870%	7/23/60	750	427
	Republic of Panama	4.500%	1/19/63	200	128
	Republic of Peru	7.350%	7/21/25	225	229
	Republic of Peru	2.392%	1/23/26	200	191
	Republic of Peru	2.844%	6/20/30	500	438
	Republic of Peru	2.783%	1/23/31	900	772
	Republic of Peru	1.862%	12/1/32	350	265
	Republic of Peru	8.750%	11/21/33	505	614
	Republic of Peru	3.000%	1/15/34	250	203
[3]	Republic of Peru	6.550%	3/14/37	325	348
	Republic of Peru	3.300%	3/11/41	200	148
	Republic of Peru	5.625%	11/18/50	200	195
	Republic of Peru	3.600%	1/15/72	175	112
	Republic of Peru	3.230%	7/28/21	525	294
	Republic of Philippines	5.500%	3/30/26	225	226
	Republic of Philippines	5.170%	10/13/27	300	300
	Republic of Philippines	3.000%	2/1/28	400	372
	Republic of Philippines	3.750%	1/14/29	200	188
	Republic of Philippines	9.500%	2/2/30	300	361
	Republic of Philippines	2.457%	5/5/30	200	173
	Republic of Philippines	7.750%	1/14/31	400	456
	Republic of Philippines	1.648%	6/10/31	200	159
	Republic of Philippines	1.950%	1/6/32	200	160
	Republic of Philippines	6.375%	1/15/32	200	214
	Republic of Philippines	5.609%	4/13/33	300	307
	Republic of Philippines	5.000%	7/17/33	200	197
	Republic of Philippines	5.250%	5/14/34	200	200
	Republic of Philippines	6.375%	10/23/34	550	601
	Republic of Philippines	3.950%	1/20/40	400	339
	Republic of Philippines	3.700%	3/1/41	400	325
	Republic of Philippines	3.700%	2/2/42	350	282
	Republic of Philippines	2.950%	5/5/45	200	138
	Republic of Philippines	2.650%	12/10/45	200	131
	Republic of Philippines	3.200%	7/6/46	500	357
	Republic of Philippines	5.950%	10/13/47	200	213
	Republic of Philippines	5.600%	5/14/49	200	201
	Republic of Poland	3.250%	4/6/26	500	485
	Republic of Poland	5.500%	11/16/27	225	229
	Republic of Poland	4.625%	3/18/29	300	296
	Republic of Poland	5.750%	11/16/32	200	207
	Republic of Poland	4.875%	10/4/33	400	389
	Republic of Poland	5.125%	9/18/34	500	491
	Republic of Poland	5.500%	4/4/53	440	430
	Republic of Poland	5.500%	3/18/54	600	581
	State of Israel	2.875%	3/16/26	200	189
	State of Israel	5.375%	3/12/29	200	196
	State of Israel	2.500%	1/15/30	200	168
	State of Israel	2.750%	7/3/30	350	295
	State of Israel	4.500%	1/17/33	450	404
	State of Israel	5.500%	3/12/34	600	570

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
State of Israel	4.500%	1/30/43	200	163
State of Israel	4.125%	1/17/48	250	184
State of Israel	3.375%	1/15/50	200	127
State of Israel	3.875%	7/3/50	400	279
State of Israel	5.750%	3/12/54	500	448
State of Israel	4.500%	4/3/20	200	139
Svensk Exportkredit AB	4.000%	7/15/25	225	222
Svensk Exportkredit AB	0.500%	8/26/25	800	758
Svensk Exportkredit AB	4.625%	11/28/25	247	245
Svensk Exportkredit AB	4.375%	2/13/26	250	247
Svensk Exportkredit AB	4.875%	9/14/26	200	200
Svensk Exportkredit AB	2.250%	3/22/27	200	187
Svensk Exportkredit AB	4.125%	6/14/28	250	245
Svensk Exportkredit AB	4.250%	2/1/29	200	197
Svensk Exportkredit AB	4.875%	10/4/30	200	203
United Mexican States	4.125%	1/21/26	445	436
United Mexican States	4.150%	3/28/27	800	775
United Mexican States	3.750%	1/11/28	675	638
United Mexican States	4.500%	4/22/29	650	622
United Mexican States	5.000%	5/7/29	200	195
United Mexican States	3.250%	4/16/30	385	338
United Mexican States	2.659%	5/24/31	600	493
United Mexican States	8.300%	8/15/31	220	259
United Mexican States	4.750%	4/27/32	300	277
United Mexican States	7.500%	4/8/33	100	111
United Mexican States	6.750%	9/27/34	200	208
United Mexican States	6.350%	2/9/35	300	302
United Mexican States	6.000%	5/7/36	701	683
United Mexican States	6.050%	1/11/40	633	612
United Mexican States	4.280%	8/14/41	665	515
United Mexican States	4.750%	3/8/44	765	612
United Mexican States	5.550%	1/21/45	200	180
United Mexican States	4.600%	1/23/46	600	462
United Mexican States	4.350%	1/15/47	360	268
United Mexican States	4.600%	2/10/48	255	194
United Mexican States	4.500%	1/31/50	200	150
United Mexican States	5.000%	4/27/51	600	480
United Mexican States	4.400%	2/12/52	300	218
United Mexican States	6.338%	5/4/53	600	564
United Mexican States	6.400%	5/7/54	438	417
United Mexican States	3.771%	5/24/61	800	489
United Mexican States	5.750%	10/12/10	342	282
Total Sovereign Bonds (Cost $167,534)				154,376
Taxable Municipal Bonds (0.6%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	30	29
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	228
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	60
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	50	56
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	270
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	118
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	117
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	68
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	60
California GO	2.650%	4/1/26	75	72
California GO	1.700%	2/1/28	100	90
California GO	3.500%	4/1/28	150	144
California GO	5.125%	9/1/29	100	102
California GO	2.500%	10/1/29	70	63
California GO	6.000%	3/1/33	100	107
California GO	4.500%	4/1/33	190	184
California GO	7.500%	4/1/34	350	404
California GO	5.125%	3/1/38	100	99
California GO	4.600%	4/1/38	300	283
California GO	7.550%	4/1/39	630	749
California GO	7.300%	10/1/39	75	86
California GO	7.350%	11/1/39	375	431
California GO	7.625%	3/1/40	205	243
California GO	7.600%	11/1/40	200	240
California GO	5.200%	3/1/43	100	98

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	3.899%	11/1/47	50	41
	California State University College & University Revenue	2.975%	11/1/51	140	95
	California State University College & University Revenue	5.183%	11/1/53	100	98
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	67
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	36
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	116	129
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	112
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	89
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	90
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	152
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	69
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	165	162
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	51
	Connecticut GO	5.090%	10/1/30	175	173
	Connecticut GO	5.850%	3/15/32	200	211
	Cook County IL GO	6.229%	11/15/34	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	104
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	47
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	84
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	167
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	89
[12]	Dallas Independent School District GO	6.450%	2/15/35	100	100
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	51
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	135
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	89
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	117
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	233	254
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	141	154
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	79
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	81
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	145	132
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	149
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	289
	Houston TX GO	6.290%	3/1/32	90	96
	Illinois GO	5.100%	6/1/33	1,417	1,390
	Illinois GO	6.630%	2/1/35	85	88
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	52
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	54
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	125	122
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	98
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	61
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	76
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	111
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	112
	Louisiana Gasoline & Fuel Sales Tax Revenue	2.952%	5/1/41	50	38
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	3.615%	2/1/29	102	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.081%	6/1/31	86	85
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	96
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.048%	12/1/34	100	99
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.475%	8/1/39	150	141
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	200	201
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/57	75	75
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	105
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	102
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	41
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	75
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	54
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	474
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	51

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	103
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	103
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	110
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	106
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	162
	Michigan State University College & University Revenue	4.496%	8/15/48	50	46
	Michigan State University College & University Revenue	4.165%	8/15/22	100	77
	Mississippi GO	5.245%	11/1/34	50	50
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	73
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	77
[13]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	75	63
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	117
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	457
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	52
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	97
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	178
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	140	142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	75
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	100
	New York NY GO	5.517%	10/1/37	50	50
	New York NY GO	6.271%	12/1/37	100	107
	New York NY GO	5.828%	10/1/53	100	109
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	101
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	72
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	94
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	135	137
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	38
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	171
	Ohio State University College & University Revenue	4.910%	6/1/40	100	96
	Ohio State University College & University Revenue	4.800%	6/1/11	100	90
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	57
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	154
	Oregon GO	5.892%	6/1/27	59	60
[14]	Oregon School Boards Association GO	5.528%	6/30/28	43	43
[15]	Oregon State University College & University Revenue	3.424%	3/1/60	150	109
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	37
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	68
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	74
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	56
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	39
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	240
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	148
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	65
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	73
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	105
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	46
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	50
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	20
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	75	53
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	62
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	93
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	141
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	127
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	106

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	113
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	89
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	107
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	312
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	227
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	212
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/34	150	151
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	50
	Texas GO	5.517%	4/1/39	180	185
	Texas GO	4.681%	4/1/40	50	47
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	315	315
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	301
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	175	144
	Texas Transportation Commission GO	2.472%	10/1/44	125	86
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	175
[14]	Tucson AZ COP	2.856%	7/1/47	50	36
	University of California College & University Revenue	3.063%	7/1/25	100	98
	University of California College & University Revenue	1.316%	5/15/27	100	91
	University of California College & University Revenue	1.614%	5/15/30	125	105
	University of California College & University Revenue	3.071%	5/15/51	100	68
	University of California College & University Revenue	4.858%	5/15/12	225	197
	University of California College & University Revenue	4.767%	5/15/15	100	86
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	384
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	55
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	87
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	125	111
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	40
	University of Michigan College & University Revenue	2.437%	4/1/40	100	73
	University of Michigan College & University Revenue	2.562%	4/1/50	100	65
	University of Michigan College & University Revenue	4.454%	4/1/22	225	186
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	66
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	96
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	37
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	31
	University of Virginia College & University Revenue	2.256%	9/1/50	335	200
	University of Virginia College & University Revenue	4.179%	9/1/17	50	40
	Utah GO	4.554%	7/1/24	10	10
	Utah GO	3.539%	7/1/25	23	23
[14]	Wisconsin Appropriations Revenue	5.700%	5/1/26	35	35
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	231
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/27	100	96
Total Taxable Municipal Bonds (Cost $27,233)					24,412
				Shares
Temporary Cash Investments (0.7%)

Total Bond Market Index Portfolio
		Coupon	Shares	Market Value• ($000)
Money Market Fund (0.7%)
[16]	Vanguard Market Liquidity Fund (Cost $29,658)	5.380%	296,612	29,658
Total Investments (99.9%) (Cost $4,827,524)				4,356,751
Other Assets and Liabilities—Net (0.1%)				2,682
Net Assets (100%)				4,359,433
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $44,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2024.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $10,857,000, representing 0.2% of net assets.
7	Guaranteed by the Government of Canada.
8	U.S. government-guaranteed.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,797,866)	4,327,093
Affiliated Issuers (Cost $29,658)	29,658
Total Investments in Securities	4,356,751
Investment in Vanguard	127
Receivables for Investment Securities Sold	37,316
Receivables for Accrued Income	34,519
Receivables for Capital Shares Issued	2,298
Total Assets	4,431,011
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	70,569
Payables for Capital Shares Redeemed	740
Payables to Vanguard	251
Variation Margin Payable—Futures Contracts	17
Total Liabilities	71,578
Net Assets	4,359,433
At June 30, 2024, net assets consisted of:

Paid-in Capital	4,888,625
Total Distributable Earnings (Loss)	(529,192)
Net Assets	4,359,433

Net Assets
Applicable to 424,800,408 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,359,433
Net Asset Value Per Share	$10.26

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	75,884
Total Income	75,884
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative	2,729
Marketing and Distribution	123
Custodian Fees	27
Shareholders’ Reports	63
Trustees’ Fees and Expenses	1
Other Expenses	11
Total Expenses	3,004
Net Investment Income	72,880
Realized Net Gain (Loss)
Investment Securities Sold[1]	(24,386)
Futures Contracts	(27)
Realized Net Gain (Loss)	(24,413)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(76,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,230)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $579,000, $3,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,880	121,189
Realized Net Gain (Loss)	(24,413)	(47,684)
Change in Unrealized Appreciation (Depreciation)	(76,697)	151,587
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,230)	225,092
Distributions
Total Distributions	(122,274)	(99,185)
Capital Share Transactions
Issued	388,394	641,288
Issued in Lieu of Cash Distributions	122,274	99,185
Redeemed	(323,220)	(516,387)
Net Increase (Decrease) from Capital Share Transactions	187,448	224,086
Total Increase (Decrease)	36,944	349,993
Net Assets
Beginning of Period	4,322,489	3,972,496
End of Period	4,359,433	4,322,489

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.63	$10.32	$12.22	$12.81	$12.21	$11.54
Investment Operations
Net Investment Income[1]	.174	.306	.250	.228	.277	.324
Net Realized and Unrealized Gain (Loss) on Investments	(.248)	.262	(1.844)	(.454)	.635	.657
Total from Investment Operations	(.074)	.568	(1.594)	(.226)	.912	.981
Distributions
Dividends from Net Investment Income	(.296)	(.258)	(.226)	(.260)	(.312)	(.311)
Distributions from Realized Capital Gains	—	—	(.080)	(.104)	—	—
Total Distributions	(.296)	(.258)	(.306)	(.364)	(.312)	(.311)
Net Asset Value, End of Period	$10.26	$10.63	$10.32	$12.22	$12.81	$12.21
Total Return	-0.69%	5.58%	-13.21%	-1.72%	7.58%	8.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,359	$4,322	$3,972	$4,871	$4,867	$4,300
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[2]	0.14%[2]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.40%	2.97%	2.30%	1.85%	2.20%	2.72%
Portfolio Turnover Rate[3]	21%	40%	42%	69%	94%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 5%, 8%, 12%, 33%, 28%, and 19%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at June 30, 2024.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market Index Portfolio
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $127,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,893,320	—	2,893,320
Asset-Backed/Commercial Mortgage-Backed Securities	—	111,202	—	111,202
Corporate Bonds	—	1,143,783	—	1,143,783
Sovereign Bonds	—	154,376	—	154,376
Taxable Municipal Bonds	—	24,412	—	24,412
Temporary Cash Investments	29,658	—	—	29,658
Total	29,658	4,327,093	—	4,356,751
D.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,836,628
Gross Unrealized Appreciation	8,155
Gross Unrealized Depreciation	(488,032)
Net Unrealized Appreciation (Depreciation)	(479,877)

Total Bond Market Index Portfolio
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the portfolio had available capital losses totaling $92,447,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2024, the portfolio purchased $183,207,000 of investment securities and sold $155,243,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $835,294,000 and $727,886,000, respectively.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	37,546	62,286
Issued in Lieu of Cash Distributions	11,929	9,620
Redeemed	(31,379)	(50,251)
Net Increase (Decrease) in Shares Outstanding	18,096	21,655
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 26% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692GBI 082024

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio

Contents
Financial Statements	1

Mid-Cap Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (3.4%)
	Newmont Corp.	397,403	16,639
	Nucor Corp.	82,584	13,055
	Fastenal Co.	197,191	12,391
	LyondellBasell Industries NV Class A	89,773	8,588
	International Flavors & Fragrances Inc.	87,992	8,378
	Avery Dennison Corp.	27,787	6,076
	International Paper Co.	119,787	5,169
	Celanese Corp. Class A	37,674	5,082
	CF Industries Holdings Inc.	62,892	4,661
	Albemarle Corp.	40,429	3,862
	Steel Dynamics Inc.	25,684	3,326
	Westlake Corp.	6,633	960
			88,187
Consumer Discretionary (12.3%)
*	Copart Inc.	298,512	16,167
*	Trade Desk Inc. Class A	153,312	14,974
	DR Horton Inc.	102,117	14,391
	Yum! Brands Inc.	97,022	12,851
	Electronic Arts Inc.	91,768	12,786
	Lennar Corp. Class A	81,228	12,174
*	Royal Caribbean Cruises Ltd.	75,351	12,013
	Delta Air Lines Inc.	222,452	10,553
	Tractor Supply Co.	37,147	10,030
	Dollar General Corp.	75,757	10,017
	Hilton Worldwide Holdings Inc.	43,093	9,403
	eBay Inc.	174,353	9,366
*	AutoZone Inc.	2,981	8,836
*	Take-Two Interactive Software Inc.	56,111	8,725
	Garmin Ltd.	52,962	8,629
	PulteGroup Inc.	72,491	7,981
*	NVR Inc.	1,026	7,786
*	Dollar Tree Inc.	71,372	7,620
	Genuine Parts Co.	48,028	6,643
*	Aptiv plc	93,773	6,603
*	Carnival Corp.	348,216	6,519
*	ROBLOX Corp. Class A	173,279	6,448
*	Ulta Beauty Inc.	16,453	6,349
	Darden Restaurants Inc.	41,157	6,228
	Domino's Pizza Inc.	12,027	6,210
	Omnicom Group Inc.	67,346	6,041
*	Lululemon Athletica Inc.	19,800	5,914
	Southwest Airlines Co.	206,338	5,903
	Las Vegas Sands Corp.	128,460	5,684
*	Warner Bros Discovery Inc.	758,290	5,642
	Best Buy Co. Inc.	66,849	5,635
*	Expedia Group Inc.	43,881	5,529
*	United Airlines Holdings Inc.	113,113	5,504
*	Burlington Stores Inc.	22,015	5,284
*	Live Nation Entertainment Inc.	55,727	5,224
	Rollins Inc.	100,240	4,891
	News Corp. Class A	165,360	4,559
*	MGM Resorts International	80,925	3,596
	Fox Corp. Class A	87,857	3,020
	Pool Corp.	6,263	1,925
	LKQ Corp.	45,859	1,907
	Warner Music Group Corp. Class A	43,722	1,340
	Fox Corp. Class B	31,389	1,005
	Lennar Corp. Class B	6,899	962
	Endeavor Group Holdings Inc. Class A	23,516	636
1

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	News Corp. Class B	6,338	180
*	Liberty Media Corp.-Liberty SiriusXM	3,544	78
*	Liberty Media Corp.-Liberty SiriusXM Class A	3,280	73
[1]	Paramount Global Class A	2,790	51
	Sirius XM Holdings Inc.	3,584	10
			319,895
Consumer Staples (5.4%)
	Cencora Inc.	57,663	12,992
	Corteva Inc.	236,898	12,778
	General Mills Inc.	194,503	12,304
	Kenvue Inc.	659,825	11,996
	Kroger Co.	223,773	11,173
	Archer-Daniels-Midland Co.	170,330	10,296
	Hershey Co.	50,865	9,351
	Church & Dwight Co. Inc.	84,299	8,740
	McCormick & Co. Inc. (Non-Voting)	86,809	6,158
	Sysco Corp.	85,880	6,131
	Clorox Co.	42,824	5,844
	Tyson Foods Inc. Class A	98,625	5,635
	Kellanova	94,352	5,442
	Conagra Brands Inc.	164,480	4,675
	Brown-Forman Corp. Class B	105,129	4,541
	Hormel Foods Corp.	103,768	3,164
	Campbell Soup Co.	66,683	3,013
	Walgreens Boots Alliance Inc.	237,367	2,871
	Lamb Weston Holdings Inc.	24,843	2,089
	J M Smucker Co.	17,344	1,891
	Brown-Forman Corp. Class A	16,719	738
			141,822
Energy (5.1%)
	ONEOK Inc.	201,168	16,405
	Hess Corp.	100,897	14,884
	Cheniere Energy Inc.	74,906	13,096
	Diamondback Energy Inc.	61,434	12,299
	Baker Hughes Co. Class A	343,787	12,091
	Devon Energy Corp.	217,720	10,320
	Halliburton Co.	274,565	9,275
	Williams Cos. Inc.	210,017	8,926
*	First Solar Inc.	35,043	7,901
	Coterra Energy Inc.	243,735	6,500
	Kinder Morgan Inc.	325,174	6,461
	Marathon Oil Corp.	194,465	5,575
*	Enphase Energy Inc.	44,475	4,435
	EQT Corp.	75,945	2,808
	Texas Pacific Land Corp.	3,164	2,323
			133,299
Financials (12.6%)
	Arthur J Gallagher & Co.	75,295	19,525
	Apollo Global Management Inc.	137,282	16,209
	Ameriprise Financial Inc.	34,219	14,618
*	Coinbase Global Inc. Class A	65,414	14,537
	Allstate Corp.	90,895	14,512
	Prudential Financial Inc.	123,631	14,488
	MSCI Inc. Class A	25,924	12,489
*	Arch Capital Group Ltd.	122,878	12,397
	Discover Financial Services	86,330	11,293
	Hartford Financial Services Group Inc.	101,910	10,246
	Willis Towers Watson plc	35,230	9,235
	Nasdaq Inc.	149,008	8,979
	T. Rowe Price Group Inc.	76,961	8,874
	M&T Bank Corp.	57,502	8,704
	Fifth Third Bancorp	235,784	8,604
	American International Group Inc.	114,326	8,488
	Ares Management Corp. Class A	62,599	8,343
	Broadridge Financial Solutions Inc.	40,737	8,025
	Raymond James Financial Inc.	64,309	7,949
	State Street Corp.	98,629	7,299
	LPL Financial Holdings Inc.	25,757	7,194
2

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
*	Markel Group Inc.	4,258	6,709
	Huntington Bancshares Inc.	498,738	6,573
	Cincinnati Financial Corp.	53,973	6,374
	Principal Financial Group Inc.	80,804	6,339
	Regions Financial Corp.	315,142	6,315
	Cboe Global Markets Inc.	36,262	6,167
	Everest Group Ltd.	14,986	5,710
	Northern Trust Corp.	67,028	5,629
	FactSet Research Systems Inc.	13,148	5,368
	Citizens Financial Group Inc.	148,674	5,357
	W R Berkley Corp.	66,152	5,198
	Loews Corp.	64,779	4,842
	KeyCorp	325,520	4,626
	Fidelity National Financial Inc.	89,309	4,414
	Interactive Brokers Group Inc. Class A	35,020	4,294
	Tradeweb Markets Inc. Class A	39,985	4,238
	Brown & Brown Inc.	39,287	3,513
	Corebridge Financial Inc.	83,727	2,438
	Franklin Resources Inc.	108,465	2,424
*	Rocket Cos. Inc. Class A	45,506	623
			329,159
Health Care (9.3%)
*	Dexcom Inc.	137,068	15,541
*	Moderna Inc.	118,789	14,106
*	IDEXX Laboratories Inc.	28,445	13,858
	Agilent Technologies Inc.	100,946	13,086
*	IQVIA Holdings Inc.	59,625	12,607
*	Centene Corp.	184,244	12,215
	GE HealthCare Technologies Inc.	149,379	11,640
*	Biogen Inc.	50,152	11,626
*	Alnylam Pharmaceuticals Inc.	43,577	10,589
	ResMed Inc.	50,619	9,690
*	Veeva Systems Inc. Class A	50,054	9,160
	West Pharmaceutical Services Inc.	25,104	8,269
	Cardinal Health Inc.	83,953	8,254
	Zimmer Biomet Holdings Inc.	70,914	7,696
	STERIS plc	34,095	7,485
*	Molina Healthcare Inc.	20,335	6,046
	Cooper Cos. Inc.	68,540	5,984
*	Hologic Inc.	80,499	5,977
*	Align Technology Inc.	24,660	5,954
	Labcorp Holdings Inc.	29,066	5,915
	Baxter International Inc.	175,715	5,878
*	Illumina Inc.	54,911	5,732
*	BioMarin Pharmaceutical Inc.	65,491	5,392
	Quest Diagnostics Inc.	38,319	5,245
*	Avantor Inc.	234,352	4,968
	Revvity Inc.	42,454	4,452
	Viatris Inc.	409,487	4,353
*	Incyte Corp.	57,610	3,492
	Royalty Pharma plc Class A	132,094	3,483
*	Insulet Corp.	12,049	2,431
			241,124
Industrials (20.7%)
	TransDigm Group Inc.	18,314	23,398
	Cintas Corp.	29,716	20,809
	Carrier Global Corp.	294,982	18,607
	PACCAR Inc.	180,634	18,594
	United Rentals Inc.	22,933	14,831
	L3Harris Technologies Inc.	65,383	14,684
	Fidelity National Information Services Inc.	191,584	14,438
	WW Grainger Inc.	15,212	13,725
	Ferguson plc	69,532	13,465
	Otis Worldwide Corp.	139,266	13,406
	AMETEK Inc.	79,737	13,293
	Verisk Analytics Inc. Class A	49,141	13,246
	Cummins Inc.	47,108	13,046
	Dow Inc.	242,308	12,854
	Quanta Services Inc.	50,424	12,812
3

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Ingersoll Rand Inc.	138,966	12,624
*	Fair Isaac Corp.	8,087	12,039
	Old Dominion Freight Line Inc.	67,364	11,896
	Martin Marietta Materials Inc.	21,239	11,507
	Vulcan Materials Co.	45,564	11,331
	Xylem Inc.	83,526	11,329
	Howmet Aerospace Inc.	140,620	10,916
	Rockwell Automation Inc.	39,272	10,811
	DuPont de Nemours Inc.	129,632	10,434
	Equifax Inc.	42,584	10,325
*	Mettler-Toledo International Inc.	7,358	10,283
	PPG Industries Inc.	81,110	10,211
	Westinghouse Air Brake Technologies Corp.	60,793	9,608
	Fortive Corp.	121,342	8,991
	Dover Corp.	47,379	8,550
	Global Payments Inc.	87,949	8,505
*	Keysight Technologies Inc.	60,163	8,227
*	GE Vernova Inc.	47,236	8,101
	Johnson Controls International plc	116,098	7,717
	Veralto Corp.	80,820	7,716
	Synchrony Financial	138,410	6,532
	Ball Corp.	107,001	6,422
*	Teledyne Technologies Inc.	16,351	6,344
*	Block Inc. Class A	95,941	6,187
*	Corpay Inc.	23,016	6,132
	Expeditors International of Washington Inc.	48,711	6,079
	Jacobs Solutions Inc.	43,183	6,033
*	Waters Corp.	20,457	5,935
	Packaging Corp. of America	30,974	5,655
	Textron Inc.	65,617	5,634
*	Zebra Technologies Corp. Class A	17,733	5,478
	Masco Corp.	75,798	5,053
	TransUnion	66,811	4,955
	Snap-on Inc.	18,139	4,741
*	Trimble Inc.	84,024	4,699
	HEICO Corp. Class A	26,044	4,623
	JB Hunt Transport Services Inc.	28,402	4,544
	Stanley Black & Decker Inc.	52,918	4,228
	Hubbell Inc. Class B	9,236	3,376
	HEICO Corp.	14,104	3,154
*	Symbotic Inc. Class A	8,645	304
			538,437
Real Estate (7.5%)
	Welltower Inc.	206,009	21,477
	Digital Realty Trust Inc.	111,291	16,922
	Realty Income Corp.	299,915	15,842
	Extra Space Storage Inc.	72,935	11,335
*	CoStar Group Inc.	140,678	10,430
	VICI Properties Inc. Class A	359,396	10,293
	AvalonBay Communities Inc.	48,996	10,137
*	CBRE Group Inc. Class A	105,715	9,420
	Iron Mountain Inc.	101,011	9,053
	Equity Residential	124,061	8,602
	Simon Property Group Inc.	53,335	8,096
	SBA Communications Corp. Class A	37,035	7,270
	Invitation Homes Inc.	200,652	7,202
	Ventas Inc.	139,509	7,151
	Weyerhaeuser Co.	251,532	7,141
	Alexandria Real Estate Equities Inc.	60,273	7,050
	Essex Property Trust Inc.	22,143	6,027
	Mid-America Apartment Communities Inc.	40,245	5,739
	Sun Communities Inc.	42,994	5,174
	WP Carey Inc.	75,283	4,144
	Healthpeak Properties Inc.	121,036	2,372
	UDR Inc.	56,671	2,332
	Host Hotels & Resorts Inc.	121,073	2,177
			195,386
Technology (14.4%)
	Amphenol Corp. Class A	413,821	27,879
4

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
*	Palantir Technologies Inc. Class A	697,454	17,667
	Microchip Technology Inc.	184,945	16,922
*	Super Micro Computer Inc.	17,157	14,058
	Monolithic Power Systems Inc.	15,927	13,087
*	Datadog Inc. Class A	95,629	12,402
*	DoorDash Inc. Class A	111,752	12,156
	Cognizant Technology Solutions Corp. Class A	171,292	11,648
*	Gartner Inc.	25,409	11,410
	HP Inc.	320,266	11,216
	Vertiv Holdings Co. Class A	122,519	10,607
	Marvell Technology Inc.	149,179	10,428
	CDW Corp.	46,306	10,365
	Corning Inc.	265,610	10,319
*	ON Semiconductor Corp.	148,228	10,161
*	HubSpot Inc.	16,681	9,838
*	ANSYS Inc.	30,083	9,672
*	Atlassian Corp. Class A	54,223	9,591
	Hewlett Packard Enterprise Co.	447,889	9,482
	NetApp Inc.	71,125	9,161
*	Pinterest Inc. Class A	206,529	9,102
*	Western Digital Corp.	112,517	8,525
*	Cloudflare Inc. Class A	98,580	8,165
	Teradyne Inc.	53,812	7,980
	Seagate Technology Holdings plc	72,375	7,474
*	Tyler Technologies Inc.	14,639	7,360
*	GoDaddy Inc. Class A	48,604	6,790
*	Fortinet Inc.	105,365	6,350
*	MongoDB Inc. Class A	23,859	5,964
*	Snap Inc. Class A	358,682	5,958
*	Zscaler Inc.	30,985	5,955
	Skyworks Solutions Inc.	55,332	5,897
*	VeriSign Inc.	29,367	5,221
*	Okta Inc. Class A	55,383	5,184
*	Zoom Video Communications Inc. Class A	81,639	4,832
*	Akamai Technologies Inc.	52,515	4,731
	Gen Digital Inc.	183,149	4,575
	SS&C Technologies Holdings Inc.	72,360	4,535
*	MicroStrategy Inc. Class A	2,714	3,739
	Leidos Holdings Inc.	23,278	3,396
	Bentley Systems Inc. Class B	54,599	2,695
*	EPAM Systems Inc.	9,474	1,782
			374,279
Telecommunications (0.8%)
	Motorola Solutions Inc.	57,466	22,185
Utilities (8.1%)
	Constellation Energy Corp.	108,570	21,743
	PG&E Corp.	901,293	15,737
	Waste Connections Inc.	88,944	15,597
	Public Service Enterprise Group Inc.	171,767	12,659
	Exelon Corp.	344,326	11,917
	Consolidated Edison Inc.	118,842	10,627
	Vistra Corp.	119,709	10,293
	Xcel Energy Inc.	191,409	10,223
	Edison International	132,291	9,500
	American Water Works Co. Inc.	67,129	8,670
	WEC Energy Group Inc.	108,841	8,540
	Entergy Corp.	73,512	7,866
	FirstEnergy Corp.	188,487	7,213
	DTE Energy Co.	64,194	7,126
	Dominion Energy Inc.	144,340	7,073
	PPL Corp.	254,121	7,026
	Eversource Energy	120,875	6,855
	CenterPoint Energy Inc.	220,597	6,834
	Ameren Corp.	91,727	6,523
	CMS Energy Corp.	103,012	6,132
	Alliant Energy Corp.	88,280	4,494
	NiSource Inc.	77,164	2,223
	AES Corp.	122,214	2,147
5

Mid-Cap Index Portfolio
	Shares	Market Value• ($000)
Evergy Inc.	37,513	1,987
Avangrid Inc.	26,528	943
		209,948
Total Common Stocks (Cost $1,976,907)		2,593,721
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 5.380% (Cost $9,894)	98,949	9,894
Total Investments (100.0%) (Cost $1,986,801)		2,603,615
Other Assets and Liabilities—Net (0.0%)		(665)
Net Assets (100%)		2,602,950
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $42,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	6	1,657	2
E-mini S&P Mid-Cap 400 Index	September 2024	31	9,170	5
				7
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,976,907)	2,593,721
Affiliated Issuers (Cost $9,894)	9,894
Total Investments in Securities	2,603,615
Investment in Vanguard	77
Cash	2
Cash Collateral Pledged—Futures Contracts	540
Receivables for Accrued Income	2,394
Receivables for Capital Shares Issued	992
Variation Margin Receivable—Futures Contracts	3
Total Assets	2,607,623
Liabilities
Payables for Investment Securities Purchased	3,528
Collateral for Securities on Loan	42
Payables for Capital Shares Redeemed	921
Payables to Vanguard	182
Total Liabilities	4,673
Net Assets	2,602,950
1 Includes $40,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	1,906,425
Total Distributable Earnings (Loss)	696,525
Net Assets	2,602,950

Net Assets
Applicable to 106,435,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,602,950
Net Asset Value Per Share	$24.46
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	18,242
Interest[2]	114
Securities Lending—Net	170
Total Income	18,526
Expenses
The Vanguard Group—Note B
Investment Advisory Services	23
Management and Administrative	2,019
Marketing and Distribution	70
Custodian Fees	39
Shareholders’ Reports	30
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	2,186
Net Investment Income	16,340
Realized Net Gain (Loss)
Investment Securities Sold[2]	66,618
Futures Contracts	515
Realized Net Gain (Loss)	67,133
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	37,139
Futures Contracts	36
Change in Unrealized Appreciation (Depreciation)	37,175
Net Increase (Decrease) in Net Assets Resulting from Operations	120,648
1	Dividends are net of foreign withholding taxes of $8,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $105,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,340	35,397
Realized Net Gain (Loss)	67,133	31,095
Change in Unrealized Appreciation (Depreciation)	37,175	284,954
Net Increase (Decrease) in Net Assets Resulting from Operations	120,648	351,446
Distributions
Total Distributions	(68,219)	(73,871)
Capital Share Transactions
Issued	182,143	312,862
Issued in Lieu of Cash Distributions	68,219	73,871
Redeemed	(250,362)	(345,053)
Net Increase (Decrease) from Capital Share Transactions	—	41,680
Total Increase (Decrease)	52,429	319,255
Net Assets
Beginning of Period	2,550,521	2,231,266
End of Period	2,602,950	2,550,521
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.93	$21.38	$29.48	$25.77	$24.03	$20.23
Investment Operations
Net Investment Income[1]	.154	.336	.319	.284	.325[2]	.334
Net Realized and Unrealized Gain (Loss) on Investments	1.028	2.934	(5.464)	5.642	3.047	5.621
Total from Investment Operations	1.182	3.270	(5.145)	5.926	3.372	5.955
Distributions
Dividends from Net Investment Income	(.356)	(.319)	(.282)	(.318)	(.344)	(.350)
Distributions from Realized Capital Gains	(.296)	(.401)	(2.673)	(1.898)	(1.288)	(1.805)
Total Distributions	(.652)	(.720)	(2.955)	(2.216)	(1.632)	(2.155)
Net Asset Value, End of Period	$24.46	$23.93	$21.38	$29.48	$25.77	$24.03
Total Return	4.87%	15.83%	-18.82%	24.36%	18.07%	30.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,603	$2,551	$2,231	$2,781	$2,241	$2,155
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.53%	1.39%	1.03%	1.50%[2]	1.49%
Portfolio Turnover Rate	11%	16%	16%	20%	28%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.036 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Index Portfolio
Notes to Financial Statements
The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
11

Mid-Cap Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $77,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,987,176
Gross Unrealized Appreciation	741,557
Gross Unrealized Depreciation	(125,111)
Net Unrealized Appreciation (Depreciation)	616,446
E.  During the six months ended June 30, 2024, the portfolio purchased $272,775,000 of investment securities and sold $327,180,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $17,436,000 and sales were $133,563,000, resulting in net realized loss of $7,039,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	7,460	14,297
Issued in Lieu of Cash Distributions	2,721	3,576
Redeemed	(10,321)	(15,649)
Net Increase (Decrease) in Shares Outstanding	(140)	2,224
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
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Mid-Cap Index Portfolio
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 31% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692MC 082024
13

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Moderate Allocation Portfolio

Contents
Financial Statements	1

Moderate Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
U.S. Stock Funds (36.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,143,785	209,282
Vanguard Extended Market Index Fund Admiral Shares	235,520	30,158
		239,440
International Stock Fund (24.1%)
Vanguard Total International Stock Index Fund Admiral Shares	4,939,582	159,845
U.S. Bond Fund (27.9%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,040,970	185,100
International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Admiral Shares	4,085,446	79,299
Total Investment Companies (Cost $625,478)		663,684
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.380% (Cost $—)	2	—
Total Investments (100.1%) (Cost $625,478)		663,684
Other Assets and Liabilities—Net (-0.1%)		(351)
Net Assets (100%)		663,333
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Moderate Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $625,478)	663,684
Receivables for Investment Securities Sold	761
Receivables for Accrued Income	248
Receivables for Capital Shares Issued	56
Total Assets	664,749
Liabilities
Due to Custodian	131
Payables for Investment Securities Purchased	248
Payables for Capital Shares Redeemed	1,037
Total Liabilities	1,416
Net Assets	663,333
At June 30, 2024, net assets consisted of:

Paid-in Capital	595,494
Total Distributable Earnings (Loss)	67,839
Net Assets	663,333

Net Assets
Applicable to 22,506,497 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	663,333
Net Asset Value Per Share	$29.47
See accompanying Notes, which are an integral part of the Financial Statements.
2

Moderate Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	10,934
Net Investment Income—Note B	10,934
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	8,051
Affiliated Funds Sold	12,431
Realized Net Gain (Loss)	20,482
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	5,974
Net Increase (Decrease) in Net Assets Resulting from Operations	37,390
See accompanying Notes, which are an integral part of the Financial Statements.
3

Moderate Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,934	14,987
Realized Net Gain (Loss)	20,482	12,733
Change in Unrealized Appreciation (Depreciation)	5,974	58,888
Net Increase (Decrease) in Net Assets Resulting from Operations	37,390	86,608
Distributions
Total Distributions	(28,783)	(30,799)
Capital Share Transactions
Issued	25,045	79,800
Issued in Lieu of Cash Distributions	28,783	30,799
Redeemed	(53,888)	(62,099)
Net Increase (Decrease) from Capital Share Transactions	(60)	48,500
Total Increase (Decrease)	8,547	104,309
Net Assets
Beginning of Period	654,786	550,477
End of Period	663,333	654,786
See accompanying Notes, which are an integral part of the Financial Statements.
4

Moderate Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$29.11	$26.65	$33.89	$32.45	$30.12	$26.46
Investment Operations
Net Investment Income[1]	.480	.694	.533	.691	.552	.720
Capital Gain Distributions Received[1]	.354	.265	.443	.470	.184	.199
Net Realized and Unrealized Gain (Loss) on Investments	.817	3.008	(6.147)	1.977	2.976	4.106
Total from Investment Operations	1.651	3.967	(5.171)	3.138	3.712	5.025
Distributions
Dividends from Net Investment Income	(.712)	(.581)	(.723)	(.496)	(.720)	(.657)
Distributions from Realized Capital Gains	(.579)	(.926)	(1.346)	(1.202)	(.662)	(.708)
Total Distributions	(1.291)	(1.507)	(2.069)	(1.698)	(1.382)	(1.365)
Net Asset Value, End of Period	$29.47	$29.11	$26.65	$33.89	$32.45	$30.12
Total Return	5.73%	15.55%	-15.93%	10.07%	13.77%	19.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$663	$655	$550	$742	$680	$532
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.09%	2.54%	1.88%	2.09%	1.89%	2.54%
Portfolio Turnover Rate	5%	8%	11%	10%	26%	13%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Moderate Allocation Portfolio
Notes to Financial Statements
The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Moderate Allocation Portfolio
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	625,812
Gross Unrealized Appreciation	83,236
Gross Unrealized Depreciation	(45,364)
Net Unrealized Appreciation (Depreciation)	37,872
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	861	2,930
Issued in Lieu of Cash Distributions	989	1,182
Redeemed	(1,840)	(2,273)
Net Increase (Decrease) in Shares Outstanding	10	1,839
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard Extended Market Index Fund	33,135	362	4,246	1,921	(1,014)	191	—	30,158
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	2	—	—
Vanguard Total International Bond Index Fund	77,961	4,044	1,478	16	(1,244)	855	—	79,299
Vanguard Total International Stock Index Fund	157,839	5,656	10,007	1,596	4,761	1,854	—	159,845
Vanguard Variable Insurance Funds—Equity Index Portfolio	202,377	11,757	23,602	8,763	9,987	2,816	8,051	209,282
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	182,924	13,560	5,003	135	(6,516)	5,216	—	185,100
Total	654,236	35,379	44,336	12,431	5,974	10,934	8,051	663,684
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 68% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692MA 082024
7

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Real Estate Index Portfolio

Contents
Financial Statements	1

Real Estate Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.0%)
Data Center REITs (8.0%)
	Equinix Inc.	61,828	46,779
	Digital Realty Trust Inc.	246,231	37,439
			84,218
Diversified REITs (2.0%)
	WP Carey Inc.	172,533	9,498
	Essential Properties Realty Trust Inc.	133,301	3,694
	Broadstone Net Lease Inc.	148,021	2,349
	Global Net Lease Inc.	155,885	1,146
	Empire State Realty Trust Inc. Class A	110,631	1,038
	Alexander & Baldwin Inc.	56,991	966
	American Assets Trust Inc.	38,185	855
	Armada Hoffler Properties Inc.	51,949	576
	Gladstone Commercial Corp.	31,441	449
	One Liberty Properties Inc.	13,223	310
	NexPoint Diversified Real Estate Trust	25,827	143
			21,024
Health Care REITs (10.7%)
	Welltower Inc.	448,426	46,748
	Ventas Inc.	317,378	16,269
	Alexandria Real Estate Equities Inc.	124,216	14,530
	Healthpeak Properties Inc.	559,721	10,971
	Omega Healthcare Investors Inc.	193,217	6,618
	Healthcare Realty Trust Inc. Class A	300,872	4,958
	Sabra Health Care REIT Inc.	182,573	2,812
	CareTrust REIT Inc.	106,513	2,673
	National Health Investors Inc.	34,297	2,323
[1]	Medical Properties Trust Inc.	473,516	2,041
	LTC Properties Inc.	33,928	1,170
	Community Healthcare Trust Inc.	21,632	506
	Global Medical REIT Inc.	48,177	437
	Universal Health Realty Income Trust	10,311	404
	Diversified Healthcare Trust	131,431	401
			112,861
Hotel & Resort REITs (2.6%)
	Host Hotels & Resorts Inc.	554,974	9,979
	Ryman Hospitality Properties Inc.	44,843	4,478
	Apple Hospitality REIT Inc.	181,665	2,641
	Park Hotels & Resorts Inc.	166,101	2,488
	Sunstone Hotel Investors Inc.	153,672	1,607
	DiamondRock Hospitality Co.	166,582	1,408
	Pebblebrook Hotel Trust	95,819	1,318
	RLJ Lodging Trust	124,118	1,195
	Xenia Hotels & Resorts Inc.	79,636	1,141
	Service Properties Trust	130,253	670
	Summit Hotel Properties Inc.	84,376	505
	Chatham Lodging Trust	38,363	327
			27,757
Industrial REITs (11.5%)
	Prologis Inc.	729,391	81,918
	Rexford Industrial Realty Inc.	171,469	7,646
	EastGroup Properties Inc.	37,774	6,425
	Americold Realty Trust Inc.	212,886	5,437
	STAG Industrial Inc.	143,523	5,176
	First Industrial Realty Trust Inc.	104,478	4,964
	Terreno Realty Corp.	75,931	4,494
	Innovative Industrial Properties Inc.	22,258	2,431
	LXP Industrial Trust	232,600	2,121
1

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	Plymouth Industrial REIT Inc.	32,050	685
			121,297
Multi-Family Residential REITs (9.1%)
	AvalonBay Communities Inc.	111,946	23,161
	Equity Residential	268,858	18,643
	Essex Property Trust Inc.	50,609	13,776
	Mid-America Apartment Communities Inc.	92,029	13,124
	UDR Inc.	246,693	10,151
	Camden Property Trust	84,405	9,209
	Independence Realty Trust Inc.	177,216	3,321
	Elme Communities	70,077	1,116
	Veris Residential Inc.	57,884	868
*	Apartment Investment & Management Co. Class A	101,765	844
	Centerspace	11,634	787
	NexPoint Residential Trust Inc.	18,144	717
			95,717
Office REITs (3.1%)
	Boston Properties Inc.	117,463	7,231
	Vornado Realty Trust	127,553	3,353
	SL Green Realty Corp.	51,106	2,895
	Cousins Properties Inc.	120,159	2,782
	Kilroy Realty Corp.	87,889	2,739
	COPT Defense Properties	88,957	2,227
	Highwoods Properties Inc.	83,537	2,194
	Douglas Emmett Inc.	132,956	1,770
*	Equity Commonwealth	84,696	1,643
	JBG SMITH Properties	68,053	1,036
	Easterly Government Properties Inc. Class A	76,243	943
	Piedmont Office Realty Trust Inc. Class A	97,209	705
	Paramount Group Inc.	135,850	629
	Brandywine Realty Trust	135,198	606
	Hudson Pacific Properties Inc.	99,587	479
	Peakstone Realty Trust	28,222	299
	NET Lease Office Properties	11,490	283
	City Office REIT Inc.	31,425	156
	Orion Office REIT Inc.	41,516	149
	Office Properties Income Trust	37,647	77
			32,196
Other Specialized REITs (6.6%)
	VICI Properties Inc. Class A	821,896	23,539
	Iron Mountain Inc.	231,076	20,709
	Gaming & Leisure Properties Inc.	214,039	9,677
	Lamar Advertising Co. Class A	69,158	8,266
	EPR Properties	59,833	2,512
	Four Corners Property Trust Inc.	72,906	1,799
	Outfront Media Inc.	105,467	1,508
	Safehold Inc.	36,208	698
	Uniti Group Inc.	187,562	548
	Farmland Partners Inc.	35,772	412
	Gladstone Land Corp.	26,501	363
			70,031
Retail REITs (13.2%)
	Simon Property Group Inc.	256,934	39,003
	Realty Income Corp.	678,918	35,860
	Kimco Realty Corp.	531,824	10,349
	Regency Centers Corp.	138,451	8,612
	NNN REIT Inc.	143,790	6,125
	Federal Realty Investment Trust	58,866	5,944
	Brixmor Property Group Inc.	237,660	5,488
	Agree Realty Corp.	79,455	4,921
	Kite Realty Group Trust	172,751	3,866
	Phillips Edison & Co. Inc.	96,317	3,151
	Macerich Co.	170,254	2,629
	Tanger Inc.	86,055	2,333
	SITE Centers Corp.	149,020	2,161
	Urban Edge Properties	93,259	1,722
	Acadia Realty Trust	81,790	1,466
	InvenTrust Properties Corp.	53,050	1,313
2

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	Retail Opportunity Investments Corp.	99,130	1,232
	Getty Realty Corp.	40,059	1,068
	NETSTREIT Corp.	57,215	921
	Whitestone REIT	35,141	468
	Alexander's Inc.	1,799	404
	Saul Centers Inc.	10,346	380
	CBL & Associates Properties Inc.	10,081	236
*,2	Spirit MTA REIT	42,040	4
			139,656
Self-Storage REITs (6.9%)
	Public Storage	124,673	35,862
	Extra Space Storage Inc.	166,832	25,927
	CubeSmart	177,594	8,022
	National Storage Affiliates Trust	58,604	2,416
			72,227
Single-Family Residential REITs (4.6%)
	Invitation Homes Inc.	482,368	17,312
	Sun Communities Inc.	98,099	11,806
	American Homes 4 Rent Class A	259,391	9,639
	Equity LifeStyle Properties Inc.	139,724	9,100
	UMH Properties Inc.	51,481	823
			48,680
Telecom Tower REITs (11.6%)
	American Tower Corp.	368,179	71,567
	Crown Castle Inc.	342,618	33,474
	SBA Communications Corp. Class A	85,248	16,734
			121,775
Timber REITs (2.1%)
	Weyerhaeuser Co.	575,223	16,331
	Rayonier Inc.	111,114	3,232
	PotlatchDeltic Corp.	62,766	2,472
			22,035
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,088,220)			969,474
Real Estate Management & Development (7.1%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	27,811	1,521
	RMR Group Inc. Class A	12,347	279
*	Tejon Ranch Co.	15,703	268
			2,068
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	25,587	1,658
*	Forestar Group Inc.	15,648	501
			2,159
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	129,382	1,773
	Kennedy-Wilson Holdings Inc.	89,125	866
*	Seritage Growth Properties Class A	26,380	123
			2,762
Real Estate Services (6.4%)
*	CoStar Group Inc.	322,050	23,877
*	CBRE Group Inc. Class A	241,072	21,482
*	Jones Lang LaSalle Inc.	37,460	7,690
*	Zillow Group Inc. Class C	123,286	5,719
*	Zillow Group Inc. Class A	44,012	1,982
*	Cushman & Wakefield plc	180,547	1,878
	Newmark Group Inc. Class A	114,560	1,172
*	Compass Inc. Class A	296,915	1,069
*	Opendoor Technologies Inc.	451,366	830
	eXp World Holdings Inc.	60,443	682
	Marcus & Millichap Inc.	19,602	618
*	Redfin Corp.	93,151	560
*	Anywhere Real Estate Inc.	78,276	259
			67,818
Total Real Estate Management & Development (Cost $102,000)			74,807
3

Real Estate Index Portfolio
	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund, 5.380% (Cost $5,544)	55,446	5,544
Total Investments (99.6%) (Cost $1,195,764)		1,049,825
Other Assets and Liabilities—Net (0.4%)		4,055
Net Assets (100%)		1,053,880
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $804,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $933,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Equinix Inc.	8/30/24	BANA	9,919	(5.430)	—	(65)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Real Estate Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,190,220)	1,044,281
Affiliated Issuers (Cost $5,544)	5,544
Total Investments in Securities	1,049,825
Investment in Vanguard	30
Cash	12
Receivables for Investment Securities Sold	4,502
Receivables for Accrued Income	3,574
Receivables for Capital Shares Issued	133
Total Assets	1,058,076
Liabilities
Payables for Investment Securities Purchased	2,352
Collateral for Securities on Loan	933
Payables for Capital Shares Redeemed	735
Payables to Vanguard	111
Unrealized Depreciation—Over-the-Counter Swap Contracts	65
Total Liabilities	4,196
Net Assets	1,053,880
1 Includes $804,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	1,178,009
Total Distributable Earnings (Loss)	(124,129)
Net Assets	1,053,880

Net Assets
Applicable to 97,061,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,053,880
Net Asset Value Per Share	$10.86
See accompanying Notes, which are an integral part of the Financial Statements.
5

Real Estate Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends	14,595
Interest[1]	212
Securities Lending—Net	19
Total Income	14,826
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9
Management and Administrative	1,302
Marketing and Distribution	30
Custodian Fees	5
Shareholders’ Reports	11
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	1,362
Net Investment Income	13,464
Realized Net Gain (Loss)
Capital Gain Distributions Received	2,974
Investment Securities Sold[1]	7,933
Futures Contracts	3
Swap Contracts	(855)
Realized Net Gain (Loss)	10,055
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(59,761)
Futures Contracts	(7)
Swap Contracts	49
Change in Unrealized Appreciation (Depreciation)	(59,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,200)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $212,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Real Estate Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,464	31,862
Realized Net Gain (Loss)	10,055	30,041
Change in Unrealized Appreciation (Depreciation)	(59,719)	59,739
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,200)	121,642
Distributions
Total Distributions	(64,208)	(77,195)
Capital Share Transactions
Issued	58,404	98,954
Issued in Lieu of Cash Distributions	64,208	77,195
Redeemed	(111,007)	(171,797)
Net Increase (Decrease) from Capital Share Transactions	11,605	4,352
Total Increase (Decrease)	(88,803)	48,799
Net Assets
Beginning of Period	1,142,683	1,093,884
End of Period	1,053,880	1,142,683
See accompanying Notes, which are an integral part of the Financial Statements.
7

Real Estate Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.92	$11.53	$16.56	$12.43	$13.74	$11.57
Investment Operations
Net Investment Income[1]	.141	.327	.297	.257	.259	.329
Net Realized and Unrealized Gain (Loss) on Investments	(.503)	.888	(4.474)	4.553	(1.054)	2.874
Total from Investment Operations	(.362)	1.215	(4.177)	4.810	(.795)	3.203
Distributions
Dividends from Net Investment Income	(.379)	(.286)	(.262)	(.293)	(.316)	(.368)
Distributions from Realized Capital Gains	(.319)	(.539)	(.591)	(.387)	(.199)	(.665)
Total Distributions	(.698)	(.825)	(.853)	(.680)	(.515)	(1.033)
Net Asset Value, End of Period	$10.86	$11.92	$11.53	$16.56	$12.43	$13.74
Total Return	-3.11%	11.70%	-26.30%	40.21%	-4.85%	28.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,054	$1,143	$1,094	$1,538	$1,077	$1,242
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%[2]	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.97%	2.25%	1.79%	2.19%	2.52%
Portfolio Turnover Rate	4%	10%	11%	12%	10%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Portfolio
Notes to Financial Statements
The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2024.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the portfolio’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9

Real Estate Index Portfolio
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Real Estate Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,044,277	—	4	1,044,281
Temporary Cash Investments	5,544	—	—	5,544
Total	1,049,821	—	4	1,049,825

Derivative Financial Instruments
Liabilities
Swap Contracts	—	65	—	65
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,200,242
Gross Unrealized Appreciation	110,399
Gross Unrealized Depreciation	(260,881)
Net Unrealized Appreciation (Depreciation)	(150,482)
E.  During the six months ended June 30, 2024, the portfolio purchased $47,268,000 of investment securities and sold $81,441,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $94,000 and sales were $123,000, resulting in net realized gain of $30,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	5,324	8,943
Issued in Lieu of Cash Distributions	5,842	7,524
Redeemed	(9,956)	(15,456)
Net Increase (Decrease) in Shares Outstanding	1,210	1,011
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 36% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692REIT  082024
11

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Total International Stock Market Index Portfolio

Contents
Financial Statements	1

Total International Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard Developed Markets Index Fund Admiral Shares	27,388,158	433,828
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	11,910,360	433,775
Vanguard Emerging Markets Stock Index Fund Admiral Shares	7,847,703	286,520
Vanguard European Stock Index Fund Admiral Shares	2,288,757	190,562
Vanguard Pacific Stock Index Fund Admiral Shares	1,376,782	126,210
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	1,709,757	49,429
Vanguard FTSE Canada All Cap Index ETF	918,885	29,883
Total Investment Companies (Cost $1,498,539)		1,550,207
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.380% (Cost $1,609)	16,096	1,609
Total Investments (100.1%) (Cost $1,500,148)		1,551,816
Other Assets and Liabilities—Net (-0.1%)		(2,197)
Net Assets (100%)		1,549,619
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total International Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,500,148)	1,551,816
Cash	200
Receivables for Accrued Income	2
Receivables for Capital Shares Issued	2,005
Total Assets	1,554,023
Liabilities
Payables for Investment Securities Purchased	3,164
Payables for Capital Shares Redeemed	1,240
Total Liabilities	4,404
Net Assets	1,549,619
At June 30, 2024, net assets consisted of:

Paid-in Capital	1,486,409
Total Distributable Earnings (Loss)	63,210
Net Assets	1,549,619

Net Assets
Applicable to 72,406,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,549,619
Net Asset Value Per Share	$21.40
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total International Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds[1]	17,616
Net Investment Income—Note B	17,616
Realized Net Gain (Loss)
Affiliated Funds Sold	3,011
Foreign Currencies	1
Realized Net Gain (Loss)	3,012
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	51,412
Net Increase (Decrease) in Net Assets Resulting from Operations	72,040
1	Dividends are net of foreign withholding taxes of $87,000.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total International Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,616	40,777
Realized Net Gain (Loss)	3,012	8,926
Change in Unrealized Appreciation (Depreciation)	51,412	123,272
Net Increase (Decrease) in Net Assets Resulting from Operations	72,040	172,975
Distributions
Total Distributions	(52,565)	(47,092)
Capital Share Transactions
Issued	263,067	274,398
Issued in Lieu of Cash Distributions	52,565	47,092
Redeemed	(99,340)	(342,777)
Net Increase (Decrease) from Capital Share Transactions	216,292	(21,287)
Total Increase (Decrease)	235,767	104,596
Net Assets
Beginning of Period	1,313,852	1,209,256
End of Period	1,549,619	1,313,852
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total International Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.09	$19.05	$24.23	$22.98	$21.38	$17.94
Investment Operations
Net Investment Income[1]	.261	.666	.622	.730	.487	.691
Capital Gain Distributions Received[1]	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.821	2.204	(4.351)	1.202	1.645	3.134
Total from Investment Operations	1.082	2.870	(3.729)	1.932	2.132	3.825
Distributions
Dividends from Net Investment Income	(.660)	(.585)	(.709)	(.462)	(.415)	(.383)
Distributions from Realized Capital Gains	(.112)	(.245)	(.742)	(.220)	(.117)	(.002)
Total Distributions	(.772)	(.830)	(1.451)	(.682)	(.532)	(.385)
Net Asset Value, End of Period	$21.40	$21.09	$19.05	$24.23	$22.98	$21.38
Total Return	5.15%	15.54%	-16.01%	8.53%	11.18%	21.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,550	$1,314	$1,209	$1,126	$899	$402
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.10%	0.11%	0.11%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.47%	3.36%	3.16%	3.03%	2.50%	3.50%
Portfolio Turnover Rate	3%	18%	15%	12%	22%	15%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total International Stock Market Index Portfolio
Notes to Financial Statements
The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
6

Total International Stock Market Index Portfolio
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,505,124
Gross Unrealized Appreciation	73,318
Gross Unrealized Depreciation	(26,626)
Net Unrealized Appreciation (Depreciation)	46,692
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	12,309	13,871
Issued in Lieu of Cash Distributions	2,474	2,477
Redeemed	(4,679)	(17,535)
Net Increase (Decrease) in Shares Outstanding	10,104	(1,187)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard Developed Markets Index Fund	366,628	60,222	3,815	598	10,195	6,181	—	433,828
Vanguard Emerging Markets Stock Index Fund	230,019	54,218	15,197	670	16,810	1,218	—	286,520
Vanguard European Stock Index Fund	167,129	25,604	7,677	913	4,593	3,894	—	190,562
Vanguard FTSE All-World ex-US Index Fund	367,068	52,268	2,182	232	16,389	4,695	—	433,775
Vanguard FTSE All-World ex-US Small-Cap Index Fund	42,944	6,733	1,045	71	726	324	—	49,429
Vanguard FTSE Canada All Cap Index ETF	29,521	126	—	—	236	492	—	29,883
Vanguard Market Liquidity Fund	2	NA2	NA2	(1)	—	8	—	1,609
Vanguard Pacific Stock Index Fund	110,930	18,470	6,181	528	2,463	804	—	126,210
Total	1,314,241	217,641	36,097	3,011	51,412	17,616	—	1,551,816
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2024, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 56%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692TISM 082024
7

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Total Stock Market Index Portfolio
(with underlying Equity Index Portfolio)

Contents
Financial Statements	1

Total Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (99.9%)
U.S. Stock Funds (99.9%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	65,734,064	4,375,917
Vanguard Extended Market Index Fund Admiral Shares	4,893,952	626,670
Total Investment Companies (Cost $3,561,831)		5,002,587
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.380% (Cost $2,588)	25,881	2,588
Total Investments (100.0%) (Cost $3,564,419)		5,005,175
Other Assets and Liabilities—Net (0.0%)		2,385
Net Assets (100%)		5,007,560
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,564,419)	5,005,175
Receivables for Investment Securities Sold	12,951
Receivables for Accrued Income	2,046
Receivables for Capital Shares Issued	825
Total Assets	5,020,997
Liabilities
Payables for Investment Securities Purchased	2,046
Payables for Capital Shares Redeemed	11,391
Total Liabilities	13,437
Net Assets	5,007,560
At June 30, 2024, net assets consisted of:

Paid-in Capital	3,290,610
Total Distributable Earnings (Loss)	1,716,950
Net Assets	5,007,560

Net Assets
Applicable to 97,149,126 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,007,560
Net Asset Value Per Share	$51.55
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	59,338
Net Investment Income—Note B	59,338
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	158,783
Affiliated Funds Sold	63,596
Realized Net Gain (Loss)	222,379
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	312,541
Net Increase (Decrease) in Net Assets Resulting from Operations	594,258
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,338	58,154
Realized Net Gain (Loss)	222,379	337,499
Change in Unrealized Appreciation (Depreciation)	312,541	545,038
Net Increase (Decrease) in Net Assets Resulting from Operations	594,258	940,691
Distributions
Total Distributions	(398,985)	(279,097)
Capital Share Transactions
Issued	330,135	530,697
Issued in Lieu of Cash Distributions	398,985	279,097
Redeemed	(273,607)	(728,124)
Net Increase (Decrease) from Capital Share Transactions	455,513	81,670
Total Increase (Decrease)	650,786	743,264
Net Assets
Beginning of Period	4,356,774	3,613,510
End of Period	5,007,560	4,356,774
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$49.45	$42.30	$56.94	$48.56	$42.81	$34.26
Investment Operations
Net Investment Income[1]	.637	.647	.587	.640	.678	.694
Capital Gain Distributions Received[1]	1.706	1.227	1.704	1.599	.684	.789
Net Realized and Unrealized Gain (Loss) on Investments	4.212	8.422	(12.797)	9.589	6.354	8.792
Total from Investment Operations	6.555	10.296	(10.506)	11.828	7.716	10.275
Distributions
Dividends from Net Investment Income	(.687)	(.536)	(.650)	(.652)	(.671)	(.618)
Distributions from Realized Capital Gains	(3.768)	(2.610)	(3.484)	(2.796)	(1.295)	(1.107)
Total Distributions	(4.455)	(3.146)	(4.134)	(3.448)	(1.966)	(1.725)
Net Asset Value, End of Period	$51.55	$49.45	$42.30	$56.94	$48.56	$42.81
Total Return	13.56%	25.95%	-19.59%	25.64%	20.55%	30.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,008	$4,357	$3,614	$4,254	$3,462	$2,757
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.45%	1.28%	1.22%	1.66%	1.79%
Portfolio Turnover Rate	3%	12%	6%	7%	13%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Stock Market Index Portfolio
Notes to Financial Statements
The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Total Stock Market Index Portfolio
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,564,419
Gross Unrealized Appreciation	1,449,085
Gross Unrealized Depreciation	(8,329)
Net Unrealized Appreciation (Depreciation)	1,440,756
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	6,484	11,883
Issued in Lieu of Cash Distributions	7,999	6,866
Redeemed	(5,430)	(16,087)
Net Increase (Decrease) in Shares Outstanding	9,053	2,662
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard Extended Market Index Fund	619,834	43,673	53,595	21,091	(4,333)	3,786	—	626,670
Vanguard Market Liquidity Fund	1,708	NA1	NA1	—	—	13	—	2,588
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,739,268	362,004	84,734	42,505	316,874	55,539	158,783	4,375,917
Total	4,360,810	405,677	138,329	63,596	312,541	59,338	158,783	5,005,175
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692TSMI 082024
7

Financial Statements
For the six-months ended June 30, 2024
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (9.3%)
	Meta Platforms Inc. Class A	501,877	253,056
	Alphabet Inc. Class A	1,345,195	245,027
	Alphabet Inc. Class C	1,119,200	205,284
*	Netflix Inc.	98,683	66,599
	Walt Disney Co.	417,505	41,454
	Verizon Communications Inc.	963,986	39,755
	Comcast Corp. Class A	896,410	35,103
	AT&T Inc.	1,642,055	31,380
	T-Mobile US Inc.	118,087	20,805
	Electronic Arts Inc.	55,726	7,764
*	Charter Communications Inc. Class A	22,431	6,706
*	Take-Two Interactive Software Inc.	36,404	5,660
	Omnicom Group Inc.	44,854	4,023
*	Warner Bros Discovery Inc.	511,128	3,803
*	Live Nation Entertainment Inc.	32,539	3,050
	Interpublic Group of Cos. Inc.	86,451	2,515
	News Corp. Class A	86,353	2,381
	Fox Corp. Class A	54,524	1,874
*	Match Group Inc.	60,857	1,849
	Paramount Global Class B	113,225	1,176
	Fox Corp. Class B	28,513	913
	News Corp. Class B	26,859	763
			980,940
Consumer Discretionary (9.9%)
*	Amazon.com Inc.	2,097,293	405,302
*	Tesla Inc.	635,428	125,739
	Home Depot Inc.	226,968	78,131
	McDonald's Corp.	165,055	42,063
	Booking Holdings Inc.	7,770	30,781
	Lowe's Cos. Inc.	131,050	28,891
	TJX Cos. Inc.	259,379	28,558
	NIKE Inc. Class B	277,461	20,912
	Starbucks Corp.	259,304	20,187
*	Chipotle Mexican Grill Inc. Class A	314,550	19,707
*	Airbnb Inc. Class A	101,113	15,332
*	O'Reilly Automotive Inc.	13,489	14,245
	Marriott International Inc. Class A	54,953	13,286
	Hilton Worldwide Holdings Inc.	57,277	12,498
	General Motors Co.	261,301	12,140
*	AutoZone Inc.	3,961	11,741
	Ford Motor Co.	898,077	11,262
	Ross Stores Inc.	76,802	11,161
	DR Horton Inc.	67,892	9,568
*	Royal Caribbean Cruises Ltd.	54,227	8,645
	Yum! Brands Inc.	64,518	8,546
	Lennar Corp. Class A	56,097	8,407
*	Lululemon Athletica Inc.	26,231	7,835
	Tractor Supply Co.	24,664	6,659
	eBay Inc.	115,891	6,226
	Garmin Ltd.	35,196	5,734
*	Deckers Outdoor Corp.	5,884	5,695
*	NVR Inc.	718	5,449
	PulteGroup Inc.	48,197	5,306
	Genuine Parts Co.	31,918	4,415
*	Aptiv plc	62,313	4,388
*	Carnival Corp.	230,775	4,320
*	Ulta Beauty Inc.	10,980	4,237
	Darden Restaurants Inc.	27,367	4,141
	Domino's Pizza Inc.	7,980	4,120
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Best Buy Co. Inc.	44,178	3,724
	Las Vegas Sands Corp.	83,612	3,700
*	Expedia Group Inc.	29,078	3,664
	Pool Corp.	8,782	2,699
*	CarMax Inc.	36,057	2,644
*	MGM Resorts International	57,497	2,555
	LKQ Corp.	60,988	2,536
	Tapestry Inc.	52,411	2,243
	Bath & Body Works Inc.	51,078	1,995
*	Caesars Entertainment Inc.	49,417	1,964
	Wynn Resorts Ltd.	21,614	1,934
*	Norwegian Cruise Line Holdings Ltd.	98,512	1,851
	Hasbro Inc.	29,865	1,747
	BorgWarner Inc.	52,073	1,679
*	Etsy Inc.	26,785	1,580
	Ralph Lauren Corp. Class A	8,959	1,568
*	Mohawk Industries Inc.	12,068	1,371
			1,045,081
Consumer Staples (5.7%)
	Procter & Gamble Co.	540,494	89,138
	Costco Wholesale Corp.	101,569	86,333
	Walmart Inc.	978,274	66,239
	Coca-Cola Co.	887,895	56,515
	PepsiCo Inc.	314,900	51,936
	Philip Morris International Inc.	356,019	36,075
	Mondelez International Inc. Class A	307,180	20,102
	Colgate-Palmolive Co.	187,904	18,234
	Altria Group Inc.	393,385	17,919
	Target Corp.	105,950	15,685
	Kimberly-Clark Corp.	77,125	10,659
	Constellation Brands Inc. Class A	36,909	9,496
	General Mills Inc.	129,278	8,178
	Sysco Corp.	114,003	8,139
*	Monster Beverage Corp.	162,380	8,111
	Keurig Dr Pepper Inc.	238,728	7,974
	Kenvue Inc.	438,272	7,968
	Kroger Co.	153,299	7,654
	Archer-Daniels-Midland Co.	113,225	6,844
	Dollar General Corp.	50,310	6,653
	Hershey Co.	33,805	6,214
	Kraft Heinz Co.	180,729	5,823
	Church & Dwight Co. Inc.	55,990	5,805
	Estee Lauder Cos. Inc. Class A	53,399	5,682
*	Dollar Tree Inc.	47,427	5,064
	McCormick & Co. Inc. (Non-Voting)	57,537	4,082
	Clorox Co.	28,492	3,888
	Tyson Foods Inc. Class A	65,615	3,749
	Kellanova	60,402	3,484
	Bunge Global SA	32,426	3,462
	Conagra Brands Inc.	109,332	3,107
	Lamb Weston Holdings Inc.	33,145	2,787
	J M Smucker Co.	24,379	2,658
	Molson Coors Beverage Co. Class B	41,634	2,116
	Hormel Foods Corp.	66,483	2,027
	Campbell Soup Co.	44,841	2,026
	Walgreens Boots Alliance Inc.	164,375	1,988
	Brown-Forman Corp. Class B	40,964	1,769
			605,583
Energy (3.6%)
	Exxon Mobil Corp.	1,027,340	118,267
	Chevron Corp.	392,519	61,398
	ConocoPhillips	267,831	30,634
	EOG Resources Inc.	131,608	16,565
	Schlumberger NV	327,380	15,446
	Marathon Petroleum Corp.	80,688	13,998
	Phillips 66	97,090	13,706
	Williams Cos. Inc.	279,111	11,862
	Valero Energy Corp.	74,886	11,739
	ONEOK Inc.	133,671	10,901
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	152,286	9,599
	Hess Corp.	63,295	9,337
	Kinder Morgan Inc.	442,177	8,786
	Diamondback Energy Inc.	40,842	8,176
	Baker Hughes Co. Class A	228,523	8,037
	Devon Energy Corp.	144,734	6,860
	Halliburton Co.	202,741	6,849
	Targa Resources Corp.	50,782	6,540
	Coterra Energy Inc.	170,419	4,545
	EQT Corp.	101,130	3,740
	Marathon Oil Corp.	129,179	3,704
	APA Corp.	82,768	2,437
			383,126
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	414,603	168,660
	JPMorgan Chase & Co.	657,656	133,017
	Visa Inc. Class A	360,503	94,621
	Mastercard Inc. Class A	188,020	82,947
	Bank of America Corp.	1,558,136	61,967
	Wells Fargo & Co.	798,409	47,417
	Goldman Sachs Group Inc.	73,854	33,406
	S&P Global Inc.	73,310	32,696
	American Express Co.	130,138	30,133
	Progressive Corp.	134,169	27,868
	Morgan Stanley	286,593	27,854
	Citigroup Inc.	436,825	27,721
	Charles Schwab Corp.	341,906	25,195
	BlackRock Inc.	31,991	25,187
	Marsh & McLennan Cos. Inc.	112,843	23,778
	Chubb Ltd.	92,994	23,721
	Blackstone Inc.	163,665	20,262
*	Fiserv Inc.	133,995	19,971
	Intercontinental Exchange Inc.	131,365	17,983
	CME Group Inc.	82,451	16,210
	KKR & Co. Inc.	152,425	16,041
	Moody's Corp.	35,965	15,139
	Aon plc Class A	49,796	14,619
	US Bancorp	357,334	14,186
	PNC Financial Services Group Inc.	91,147	14,171
*	PayPal Holdings Inc.	239,558	13,902
	Arthur J Gallagher & Co.	50,039	12,976
	Capital One Financial Corp.	87,503	12,115
	Truist Financial Corp.	306,404	11,904
	American International Group Inc.	151,990	11,284
	Travelers Cos. Inc.	52,442	10,664
	Aflac Inc.	118,414	10,576
	Bank of New York Mellon Corp.	171,271	10,257
	Ameriprise Financial Inc.	22,750	9,719
	Allstate Corp.	60,439	9,650
	Prudential Financial Inc.	82,205	9,634
	MetLife Inc.	136,788	9,601
	Fidelity National Information Services Inc.	127,387	9,600
	MSCI Inc. Class A	18,154	8,746
*	Arch Capital Group Ltd.	85,644	8,641
	Discover Financial Services	57,409	7,510
	Hartford Financial Services Group Inc.	67,733	6,810
	Willis Towers Watson plc	23,413	6,137
	T. Rowe Price Group Inc.	51,123	5,895
	M&T Bank Corp.	38,222	5,785
	Fifth Third Bancorp	156,684	5,717
	Global Payments Inc.	58,454	5,652
	Raymond James Financial Inc.	42,728	5,282
	Nasdaq Inc.	87,085	5,248
	State Street Corp.	68,894	5,098
	Brown & Brown Inc.	54,244	4,850
	Huntington Bancshares Inc.	332,217	4,379
	Synchrony Financial	91,964	4,340
*	Corpay Inc.	16,092	4,287
	Cincinnati Financial Corp.	35,890	4,239
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Regions Financial Corp.	209,696	4,202
	Cboe Global Markets Inc.	24,023	4,085
	Northern Trust Corp.	46,763	3,927
	Principal Financial Group Inc.	49,376	3,873
	Everest Group Ltd.	9,943	3,788
	Citizens Financial Group Inc.	104,180	3,754
	W R Berkley Corp.	46,150	3,626
	FactSet Research Systems Inc.	8,729	3,564
	Loews Corp.	41,606	3,110
	KeyCorp	215,904	3,068
	Jack Henry & Associates Inc.	16,727	2,777
	Assurant Inc.	11,912	1,980
	MarketAxess Holdings Inc.	8,699	1,744
	Globe Life Inc.	19,231	1,582
	Invesco Ltd.	103,388	1,547
	Franklin Resources Inc.	68,847	1,539
			1,303,434
Health Care (11.7%)
	Eli Lilly & Co.	182,833	165,533
	UnitedHealth Group Inc.	210,784	107,344
	Johnson & Johnson	551,172	80,559
	Merck & Co. Inc.	580,058	71,811
	AbbVie Inc.	404,377	69,359
	Thermo Fisher Scientific Inc.	87,414	48,340
	Abbott Laboratories	398,409	41,399
	Amgen Inc.	122,853	38,385
	Danaher Corp.	150,961	37,718
	Pfizer Inc.	1,297,746	36,311
*	Intuitive Surgical Inc.	81,234	36,137
	Elevance Health Inc.	53,229	28,843
*	Vertex Pharmaceuticals Inc.	59,098	27,700
	Stryker Corp.	77,649	26,420
*	Boston Scientific Corp.	336,704	25,930
*	Regeneron Pharmaceuticals Inc.	24,291	25,531
	Medtronic plc	304,102	23,936
	Cigna Group	65,059	21,507
	Gilead Sciences Inc.	285,369	19,579
	Bristol-Myers Squibb Co.	464,248	19,280
	Zoetis Inc. Class A	104,501	18,116
	McKesson Corp.	29,770	17,387
	CVS Health Corp.	287,506	16,980
	Becton Dickinson & Co.	66,158	15,462
	HCA Healthcare Inc.	44,389	14,261
*	Edwards Lifesciences Corp.	138,006	12,748
*	Dexcom Inc.	91,077	10,326
	Humana Inc.	27,597	10,312
*	IDEXX Laboratories Inc.	18,914	9,215
*	Moderna Inc.	76,357	9,067
*	IQVIA Holdings Inc.	41,703	8,818
	Agilent Technologies Inc.	67,121	8,701
	Cencora Inc.	37,921	8,544
*	Centene Corp.	122,104	8,095
*	Biogen Inc.	33,342	7,729
	GE HealthCare Technologies Inc.	97,242	7,577
*	Mettler-Toledo International Inc.	4,890	6,834
	ResMed Inc.	33,624	6,436
	West Pharmaceutical Services Inc.	16,680	5,494
	Cardinal Health Inc.	55,736	5,480
	Zimmer Biomet Holdings Inc.	47,120	5,114
	STERIS plc	22,655	4,974
*	Molina Healthcare Inc.	13,421	3,990
	Cooper Cos. Inc.	45,589	3,980
*	Hologic Inc.	53,458	3,969
*	Waters Corp.	13,612	3,949
	Labcorp Holdings Inc.	19,309	3,930
	Baxter International Inc.	116,566	3,899
*	Align Technology Inc.	16,034	3,871
	Quest Diagnostics Inc.	25,446	3,483
*	Insulet Corp.	16,010	3,231
4

Equity Index Portfolio
		Shares	Market Value• ($000)
	Revvity Inc.	28,227	2,960
	Viatris Inc.	272,715	2,899
	Bio-Techne Corp.	36,144	2,590
	Universal Health Services Inc. Class B	13,671	2,528
*	Charles River Laboratories International Inc.	11,840	2,446
*	Catalent Inc.	41,321	2,323
	Teleflex Inc.	10,784	2,268
*	Incyte Corp.	36,412	2,207
*	Henry Schein Inc.	29,334	1,880
*	Solventum Corp.	31,666	1,675
*	DaVita Inc.	11,854	1,643
*	Bio-Rad Laboratories Inc. Class A	4,668	1,275
			1,230,288
Industrials (8.1%)
	General Electric Co.	250,678	39,850
	Caterpillar Inc.	112,001	37,308
*	Uber Technologies Inc.	478,525	34,779
	Honeywell International Inc.	149,129	31,845
	Union Pacific Corp.	139,764	31,623
	RTX Corp.	304,471	30,566
	Eaton Corp. plc	91,567	28,711
*	Boeing Co.	132,152	24,053
	United Parcel Service Inc. Class B	167,054	22,861
	Lockheed Martin Corp.	48,902	22,842
	Automatic Data Processing Inc.	93,729	22,372
	Deere & Co.	59,287	22,151
	Waste Management Inc.	83,576	17,830
	Trane Technologies plc	51,846	17,054
	TransDigm Group Inc.	12,815	16,373
	FedEx Corp.	51,854	15,548
	General Dynamics Corp.	52,072	15,108
	CSX Corp.	447,630	14,973
	Parker-Hannifin Corp.	29,452	14,897
	Illinois Tool Works Inc.	62,187	14,736
	Emerson Electric Co.	130,939	14,424
	Northrop Grumman Corp.	31,857	13,888
	Cintas Corp.	19,738	13,822
	3M Co.	126,786	12,956
	PACCAR Inc.	120,037	12,357
	Carrier Global Corp.	191,923	12,107
	Norfolk Southern Corp.	51,733	11,107
*	Copart Inc.	200,527	10,861
*	GE Vernova Inc.	62,772	10,766
	Johnson Controls International plc	154,300	10,256
	United Rentals Inc.	15,251	9,863
	L3Harris Technologies Inc.	43,405	9,748
	Republic Services Inc. Class A	46,894	9,113
	WW Grainger Inc.	10,016	9,037
	Otis Worldwide Corp.	92,602	8,914
	AMETEK Inc.	53,024	8,840
	Verisk Analytics Inc. Class A	32,675	8,808
	Paychex Inc.	73,346	8,696
	Cummins Inc.	31,325	8,675
	Quanta Services Inc.	33,527	8,519
	Ingersoll Rand Inc.	92,392	8,393
	Fastenal Co.	131,039	8,234
	Xylem Inc.	55,522	7,530
	Old Dominion Freight Line Inc.	40,797	7,205
	Rockwell Automation Inc.	26,113	7,188
	Delta Air Lines Inc.	147,728	7,008
	Howmet Aerospace Inc.	88,801	6,894
	Equifax Inc.	28,266	6,853
	Westinghouse Air Brake Technologies Corp.	40,395	6,384
	Fortive Corp.	80,613	5,973
	Dover Corp.	31,475	5,680
	Broadridge Financial Solutions Inc.	27,101	5,339
	Veralto Corp.	50,403	4,812
*	Axon Enterprise Inc.	16,245	4,780
	Leidos Holdings Inc.	30,966	4,517
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Hubbell Inc. Class B	12,286	4,490
	Expeditors International of Washington Inc.	32,359	4,038
	Jacobs Solutions Inc.	28,718	4,012
	Southwest Airlines Co.	137,298	3,928
*	Builders FirstSource Inc.	27,959	3,870
	Textron Inc.	43,667	3,749
*	United Airlines Holdings Inc.	75,361	3,667
	IDEX Corp.	17,337	3,488
	Masco Corp.	50,369	3,358
	Snap-on Inc.	12,072	3,156
	Rollins Inc.	64,454	3,145
	JB Hunt Transport Services Inc.	18,714	2,994
	Pentair plc	38,110	2,922
	Nordson Corp.	12,421	2,881
	Stanley Black & Decker Inc.	35,127	2,806
	Allegion plc	19,971	2,360
	CH Robinson Worldwide Inc.	26,693	2,352
	A O Smith Corp.	27,687	2,264
	Huntington Ingalls Industries Inc.	9,072	2,235
*	Generac Holdings Inc.	13,885	1,836
*	Dayforce Inc.	36,223	1,797
*	American Airlines Group Inc.	150,041	1,700
	Paycom Software Inc.	11,017	1,576
			853,651
Information Technology (32.3%)
	Microsoft Corp.	1,702,119	760,762
	NVIDIA Corp.	5,633,418	695,952
	Apple Inc.	3,301,047	695,267
	Broadcom Inc.	99,763	160,172
*	Advanced Micro Devices Inc.	370,200	60,050
	Salesforce Inc.	222,434	57,188
*	Adobe Inc.	102,600	56,998
	Oracle Corp.	365,022	51,541
	QUALCOMM Inc.	256,044	50,999
	Applied Materials Inc.	190,292	44,907
	Cisco Systems Inc.	927,296	44,056
	Accenture plc Class A	143,989	43,688
	Intuit Inc.	64,116	42,138
	Texas Instruments Inc.	208,521	40,564
*	ServiceNow Inc.	46,951	36,935
	International Business Machines Corp.	210,377	36,385
	Micron Technology Inc.	253,608	33,357
	Lam Research Corp.	29,943	31,885
	Intel Corp.	974,926	30,193
	Analog Devices Inc.	113,560	25,921
	KLA Corp.	30,836	25,425
*	Palo Alto Networks Inc.	73,995	25,085
*	Synopsys Inc.	34,932	20,787
*	Arista Networks Inc.	58,128	20,373
*	Crowdstrike Holdings Inc. Class A	52,828	20,243
*	Cadence Design Systems Inc.	62,311	19,176
	Amphenol Corp. Class A	275,082	18,532
	NXP Semiconductors NV	58,560	15,758
	Motorola Solutions Inc.	38,196	14,746
	Roper Technologies Inc.	24,517	13,819
*	Autodesk Inc.	48,992	12,123
	Microchip Technology Inc.	123,749	11,323
	TE Connectivity Ltd.	70,125	10,549
*	Super Micro Computer Inc.	11,532	9,449
	Monolithic Power Systems Inc.	11,147	9,159
*	Fortinet Inc.	145,214	8,752
*	Fair Isaac Corp.	5,660	8,426
*	Gartner Inc.	17,780	7,984
	Cognizant Technology Solutions Corp. Class A	113,736	7,734
	HP Inc.	197,661	6,922
	CDW Corp.	30,777	6,889
	Corning Inc.	176,672	6,864
*	ON Semiconductor Corp.	98,535	6,755
*	ANSYS Inc.	19,994	6,428
6

Equity Index Portfolio
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	297,902	6,307
	NetApp Inc.	47,208	6,080
*	Western Digital Corp.	74,783	5,666
*	First Solar Inc.	24,483	5,520
*	Keysight Technologies Inc.	39,985	5,468
	Teradyne Inc.	35,756	5,302
*	PTC Inc.	27,394	4,977
*	Tyler Technologies Inc.	9,724	4,889
	Seagate Technology Holdings plc	44,730	4,619
*	GoDaddy Inc. Class A	32,284	4,510
*	Teledyne Technologies Inc.	10,880	4,221
	Skyworks Solutions Inc.	36,728	3,914
*	Zebra Technologies Corp. Class A	11,783	3,640
*	VeriSign Inc.	19,851	3,529
	Gen Digital Inc.	126,212	3,153
*	Akamai Technologies Inc.	34,890	3,143
*	Trimble Inc.	55,922	3,127
*	Enphase Energy Inc.	31,109	3,102
	Jabil Inc.	27,618	3,005
	Juniper Networks Inc.	74,417	2,713
*	Qorvo Inc.	22,137	2,569
*	EPAM Systems Inc.	13,283	2,499
*	F5 Inc.	13,472	2,320
			3,406,532
Materials (2.2%)
	Linde plc	110,096	48,311
	Freeport-McMoRan Inc.	328,959	15,987
	Sherwin-Williams Co.	53,427	15,944
	Ecolab Inc.	58,227	13,858
	Air Products and Chemicals Inc.	50,916	13,139
	Newmont Corp.	264,305	11,067
	Nucor Corp.	54,902	8,679
	Corteva Inc.	159,624	8,610
	Dow Inc.	160,868	8,534
	DuPont de Nemours Inc.	95,760	7,708
	Martin Marietta Materials Inc.	14,102	7,641
	Vulcan Materials Co.	30,300	7,535
	PPG Industries Inc.	53,933	6,790
	LyondellBasell Industries NV Class A	58,925	5,637
	International Flavors & Fragrances Inc.	58,484	5,568
	Steel Dynamics Inc.	33,818	4,379
	Ball Corp.	71,110	4,268
	Avery Dennison Corp.	18,421	4,028
	Packaging Corp. of America	20,388	3,722
	International Paper Co.	79,569	3,433
	Amcor plc	330,705	3,234
	CF Industries Holdings Inc.	41,867	3,103
	Celanese Corp. Class A	22,945	3,095
	Westrock Co.	59,149	2,973
	Eastman Chemical Co.	26,910	2,636
	Albemarle Corp.	26,860	2,566
	Mosaic Co.	73,619	2,128
	FMC Corp.	28,748	1,654
			226,227
Real Estate (2.1%)
	Prologis Inc.	212,032	23,813
	American Tower Corp.	106,949	20,789
	Equinix Inc.	21,735	16,445
	Welltower Inc.	136,929	14,275
	Simon Property Group Inc.	74,583	11,322
	Digital Realty Trust Inc.	74,316	11,300
	Realty Income Corp.	199,423	10,533
	Public Storage	36,250	10,427
	Crown Castle Inc.	99,545	9,725
	Extra Space Storage Inc.	48,444	7,529
*	CoStar Group Inc.	93,392	6,924
	VICI Properties Inc. Class A	238,924	6,843
	AvalonBay Communities Inc.	32,494	6,723
*	CBRE Group Inc. Class A	69,106	6,158
7

Equity Index Portfolio
	Shares	Market Value• ($000)
Iron Mountain Inc.	67,139	6,017
Equity Residential	79,008	5,478
SBA Communications Corp. Class A	24,563	4,822
Ventas Inc.	92,696	4,752
Weyerhaeuser Co.	167,238	4,748
Invitation Homes Inc.	131,706	4,727
Alexandria Real Estate Equities Inc.	36,092	4,222
Essex Property Trust Inc.	14,740	4,012
Mid-America Apartment Communities Inc.	26,798	3,822
Healthpeak Properties Inc.	161,604	3,167
Kimco Realty Corp.	153,323	2,984
Host Hotels & Resorts Inc.	161,421	2,902
UDR Inc.	69,318	2,852
Camden Property Trust	24,321	2,654
Regency Centers Corp.	37,530	2,334
Boston Properties Inc.	32,971	2,030
Federal Realty Investment Trust	17,106	1,727
		226,056
Utilities (2.3%)
NextEra Energy Inc.	470,513	33,317
Southern Co.	250,383	19,422
Duke Energy Corp.	176,808	17,721
Constellation Energy Corp.	72,193	14,458
Sempra	144,892	11,020
American Electric Power Co. Inc.	120,699	10,590
Dominion Energy Inc.	192,044	9,410
PG&E Corp.	489,375	8,544
Public Service Enterprise Group Inc.	114,051	8,406
Exelon Corp.	228,981	7,925
Consolidated Edison Inc.	79,158	7,078
Xcel Energy Inc.	127,229	6,795
Vistra Corp.	74,796	6,431
Edison International	88,116	6,328
American Water Works Co. Inc.	44,671	5,770
WEC Energy Group Inc.	72,319	5,674
DTE Energy Co.	47,450	5,267
Entergy Corp.	48,893	5,232
PPL Corp.	168,990	4,673
Eversource Energy	80,653	4,574
FirstEnergy Corp.	118,696	4,543
CenterPoint Energy Inc.	146,481	4,538
Ameren Corp.	61,045	4,341
CMS Energy Corp.	68,388	4,071
Atmos Energy Corp.	34,507	4,025
NRG Energy Inc.	47,746	3,718
Alliant Energy Corp.	58,745	2,990
NiSource Inc.	102,666	2,958
AES Corp.	162,757	2,860
Evergy Inc.	52,711	2,792
Pinnacle West Capital Corp.	25,972	1,984
		237,455
Total Common Stocks (Cost $4,788,689)		10,498,373
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund, 5.380% (Cost $52,103)	521,078	52,103
Total Investments (100.1%) (Cost $4,840,792)		10,550,476
Other Assets and Liabilities—Net (-0.1%)		(7,427)
Net Assets (100%)		10,543,049
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	168	46,381	93
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,788,689)	10,498,373
Affiliated Issuers (Cost $52,103)	52,103
Total Investments in Securities	10,550,476
Investment in Vanguard	300
Cash Collateral Pledged—Futures Contracts	2,544
Receivables for Investment Securities Sold	396
Receivables for Accrued Income	5,499
Receivables for Capital Shares Issued	307
Total Assets	10,559,522
Liabilities
Due to Custodian	16
Payables for Investment Securities Purchased	133
Payables for Capital Shares Redeemed	15,488
Payables to Vanguard	606
Variation Margin Payable—Futures Contracts	230
Total Liabilities	16,473
Net Assets	10,543,049
At June 30, 2024, net assets consisted of:

Paid-in Capital	4,677,337
Total Distributable Earnings (Loss)	5,865,712
Net Assets	10,543,049

Net Assets
Applicable to 158,372,369 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,543,049
Net Asset Value Per Share	$66.57
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	68,637
Interest[2]	606
Securities Lending—Net	30
Total Income	69,273
Expenses
The Vanguard Group—Note B
Investment Advisory Services	125
Management and Administrative	6,412
Marketing and Distribution	244
Custodian Fees	44
Shareholders’ Reports	41
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	6,880
Net Investment Income	62,393
Realized Net Gain (Loss)
Investment Securities Sold[2]	102,940
Futures Contracts	4,239
Realized Net Gain (Loss)	107,179
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,227,197
Futures Contracts	(901)
Change in Unrealized Appreciation (Depreciation)	1,226,296
Net Increase (Decrease) in Net Assets Resulting from Operations	1,395,868
1	Dividends are net of foreign withholding taxes of $18,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $566,000, less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,393	127,367
Realized Net Gain (Loss)	107,179	380,644
Change in Unrealized Appreciation (Depreciation)	1,226,296	1,454,493
Net Increase (Decrease) in Net Assets Resulting from Operations	1,395,868	1,962,504
Distributions
Total Distributions	(516,583)	(385,336)
Capital Share Transactions
Issued	410,461	670,469
Issued in Lieu of Cash Distributions	516,583	385,336
Redeemed	(485,653)	(1,002,164)
Net Increase (Decrease) from Capital Share Transactions	441,391	53,641
Total Increase (Decrease)	1,320,676	1,630,809
Net Assets
Beginning of Period	9,222,373	7,591,564
End of Period	10,543,049	9,222,373
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$60.89	$50.74	$65.47	$53.76	$47.70	$38.03
Investment Operations
Net Investment Income[1]	.403	.833	.806	.738	.798	.805
Net Realized and Unrealized Gain (Loss) on Investments	8.704	11.870	(12.244)	13.978	7.014	10.791
Total from Investment Operations	9.107	12.703	(11.438)	14.716	7.812	11.596
Distributions
Dividends from Net Investment Income	(.888)	(.794)	(.758)	(.754)	(.806)	(.834)
Distributions from Realized Capital Gains	(2.539)	(1.759)	(2.534)	(2.252)	(.946)	(1.092)
Total Distributions	(3.427)	(2.553)	(3.292)	(3.006)	(1.752)	(1.926)
Net Asset Value, End of Period	$66.57	$60.89	$50.74	$65.47	$53.76	$47.70
Total Return	15.20%	26.11%	-18.23%	28.55%	18.20%	31.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,543	$9,222	$7,592	$9,354	$7,555	$6,458
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.52%	1.48%	1.25%	1.73%	1.87%
Portfolio Turnover Rate	2%	5%	5%	4%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
14

Equity Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the portfolio had contributed to Vanguard capital in the amount of $300,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,841,177
Gross Unrealized Appreciation	6,134,546
Gross Unrealized Depreciation	(425,154)
Net Unrealized Appreciation (Depreciation)	5,709,392
E.  During the six months ended June 30, 2024, the portfolio purchased $163,384,000 of investment securities and sold $163,525,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $10,586,000 and sales were $15,823,000, resulting in net realized gain of $186,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	6,431	12,250
Issued in Lieu of Cash Distributions	8,098	7,687
Redeemed	(7,625)	(18,089)
Net Increase (Decrease) in Shares Outstanding	6,904	1,848
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
15

Equity Index Portfolio
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (Total Stock Market Index Portfolio) was the record or beneficial owner of 44% of the portfolio's net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q692TSMI 082024
16

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – VVIF Conservative Allocation Portfolio

The board of trustees of Vanguard Variable Insurance Funds Conservative Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Equity Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Global Bond Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Global Bond Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the portfolio since its inception in 2017, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Mid-Cap Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Moderate Allocation Portfolio

The board of trustees of Vanguard Variable Insurance Funds Moderate Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Real Estate Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Real Estate Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Total International Stock Market Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered portfolio’s performance since its inception in 2017, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Total Stock Market Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

*By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.